UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04118

Fidelity Securities Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2025

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Value Fund Fidelity® Small Cap Value Fund : FCPVX

This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Fund	$ 90	0.91%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, especially within financials. Picks in industrials - primarily among capital goods stocks - and in real estate, most notably in the real estate management & development industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lumentum Holdings gained roughly 79% and was the top individual relative contributor. The stock was not held at period end but was one of the fund's largest holdings the past 12 months. An overweight in Rev Group (+68%), one of the fund's biggest holdings, helped as well. A non-benchmark stake in Ciena gained 72% and was another plus, though the stock was sold prior to July 31.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, followed by investment choices in materials and consumer discretionary.
•The largest individual relative detractor was an overweight in AMN Healthcare (-73%). Outsized exposure to Insight Enterprises (-47%), the fund's biggest holding at period end, further weighed on performance, as did a larger-than-benchmark position in Evolent Health (-58%).
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Small Cap Value Fund	-2.36%	15.65%	8.62%
Russell 2000® Value Index	-4.27%	12.41%	7.20%
Russell 3000® Index	15.68%	15.19%	13.02%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$4,398,762,117
Number of Holdings	97
Total Advisory Fee	$42,471,933
Portfolio Turnover	96%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	30.1
Industrials	18.6
Consumer Discretionary	12.1
Real Estate	10.5
Information Technology	8.6
Health Care	6.0
Energy	5.2
Materials	3.7
Utilities	3.5
Consumer Staples	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 3.5
Bermuda - 1.8
Netherlands - 0.2

TOP HOLDINGS (% of Fund's net assets)
Insight Enterprises Inc	2.4
Old National Bancorp/IN	2.4
Brookfield Infrastructure Corp (United States)	2.3
KB Home	2.3
Eastern Bankshares Inc	2.2
REV Group Inc	2.2
Cadence Bank	2.1
UMB Financial Corp	2.0
Blue Bird Corp	2.0
Primerica Inc	1.9
21.8
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913470.101    1389-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class Z : FIKNX

This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 83	0.84%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, especially within financials. Picks in industrials - primarily among capital goods stocks - and in real estate, most notably in the real estate management & development industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lumentum Holdings gained roughly 79% and was the top individual relative contributor. The stock was not held at period end but was one of the fund's largest holdings the past 12 months. An overweight in Rev Group (+68%), one of the fund's biggest holdings, helped as well. A non-benchmark stake in Ciena gained 72% and was another plus, though the stock was sold prior to July 31.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, followed by investment choices in materials and consumer discretionary.
•The largest individual relative detractor was an overweight in AMN Healthcare (-73%). Outsized exposure to Insight Enterprises (-47%), the fund's biggest holding at period end, further weighed on performance, as did a larger-than-benchmark position in Evolent Health (-58%).
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to energy stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	-2.25%	15.78%	8.51%
Russell 2000® Value Index	-4.27%	12.41%	5.26%
Russell 3000® Index	15.68%	15.19%	13.13%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$4,398,762,117
Number of Holdings	97
Total Advisory Fee	$42,471,933
Portfolio Turnover	96%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	30.1
Industrials	18.6
Consumer Discretionary	12.1
Real Estate	10.5
Information Technology	8.6
Health Care	6.0
Energy	5.2
Materials	3.7
Utilities	3.5
Consumer Staples	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 3.5
Bermuda - 1.8
Netherlands - 0.2

TOP HOLDINGS (% of Fund's net assets)
Insight Enterprises Inc	2.4
Old National Bancorp/IN	2.4
Brookfield Infrastructure Corp (United States)	2.3
KB Home	2.3
Eastern Bankshares Inc	2.2
REV Group Inc	2.2
Cadence Bank	2.1
UMB Financial Corp	2.0
Blue Bird Corp	2.0
Primerica Inc	1.9
21.8
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913471.101    3303-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class M : FCVTX

This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 143	1.45%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, especially within financials. Picks in industrials - primarily among capital goods stocks - and in real estate, most notably in the real estate management & development industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lumentum Holdings gained roughly 79% and was the top individual relative contributor. The stock was not held at period end but was one of the fund's largest holdings the past 12 months. An overweight in Rev Group (+68%), one of the fund's biggest holdings, helped as well. A non-benchmark stake in Ciena gained 72% and was another plus, though the stock was sold prior to July 31.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, followed by investment choices in materials and consumer discretionary.
•The largest individual relative detractor was an overweight in AMN Healthcare (-73%). Outsized exposure to Insight Enterprises (-47%), the fund's biggest holding at period end, further weighed on performance, as did a larger-than-benchmark position in Evolent Health (-58%).
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	-6.32%	14.23%	7.68%
Class M (without 3.50% sales charge)	-2.92%	15.04%	8.07%
Russell 2000® Value Index	-4.27%	12.41%	7.20%
Russell 3000® Index	15.68%	15.19%	13.02%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$4,398,762,117
Number of Holdings	97
Total Advisory Fee	$42,471,933
Portfolio Turnover	96%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	30.1
Industrials	18.6
Consumer Discretionary	12.1
Real Estate	10.5
Information Technology	8.6
Health Care	6.0
Energy	5.2
Materials	3.7
Utilities	3.5
Consumer Staples	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 3.5
Bermuda - 1.8
Netherlands - 0.2

TOP HOLDINGS (% of Fund's net assets)
Insight Enterprises Inc	2.4
Old National Bancorp/IN	2.4
Brookfield Infrastructure Corp (United States)	2.3
KB Home	2.3
Eastern Bankshares Inc	2.2
REV Group Inc	2.2
Cadence Bank	2.1
UMB Financial Corp	2.0
Blue Bird Corp	2.0
Primerica Inc	1.9
21.8
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913468.101    1386-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class I : FCVIX

This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 94	0.95%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, especially within financials. Picks in industrials - primarily among capital goods stocks - and in real estate, most notably in the real estate management & development industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lumentum Holdings gained roughly 79% and was the top individual relative contributor. The stock was not held at period end but was one of the fund's largest holdings the past 12 months. An overweight in Rev Group (+68%), one of the fund's biggest holdings, helped as well. A non-benchmark stake in Ciena gained 72% and was another plus, though the stock was sold prior to July 31.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, followed by investment choices in materials and consumer discretionary.
•The largest individual relative detractor was an overweight in AMN Healthcare (-73%). Outsized exposure to Insight Enterprises (-47%), the fund's biggest holding at period end, further weighed on performance, as did a larger-than-benchmark position in Evolent Health (-58%).
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	-2.40%	15.63%	8.62%
Russell 2000® Value Index	-4.27%	12.41%	7.20%
Russell 3000® Index	15.68%	15.19%	13.02%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$4,398,762,117
Number of Holdings	97
Total Advisory Fee	$42,471,933
Portfolio Turnover	96%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	30.1
Industrials	18.6
Consumer Discretionary	12.1
Real Estate	10.5
Information Technology	8.6
Health Care	6.0
Energy	5.2
Materials	3.7
Utilities	3.5
Consumer Staples	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 3.5
Bermuda - 1.8
Netherlands - 0.2

TOP HOLDINGS (% of Fund's net assets)
Insight Enterprises Inc	2.4
Old National Bancorp/IN	2.4
Brookfield Infrastructure Corp (United States)	2.3
KB Home	2.3
Eastern Bankshares Inc	2.2
REV Group Inc	2.2
Cadence Bank	2.1
UMB Financial Corp	2.0
Blue Bird Corp	2.0
Primerica Inc	1.9
21.8
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913469.101    1387-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class C : FCVCX

This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 192	1.95%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, especially within financials. Picks in industrials - primarily among capital goods stocks - and in real estate, most notably in the real estate management & development industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lumentum Holdings gained roughly 79% and was the top individual relative contributor. The stock was not held at period end but was one of the fund's largest holdings the past 12 months. An overweight in Rev Group (+68%), one of the fund's biggest holdings, helped as well. A non-benchmark stake in Ciena gained 72% and was another plus, though the stock was sold prior to July 31.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, followed by investment choices in materials and consumer discretionary.
•The largest individual relative detractor was an overweight in AMN Healthcare (-73%). Outsized exposure to Insight Enterprises (-47%), the fund's biggest holding at period end, further weighed on performance, as did a larger-than-benchmark position in Evolent Health (-58%).
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	-4.29%	14.46%	7.67%
Class C	-3.39%	14.46%	7.67%
Russell 2000® Value Index	-4.27%	12.41%	7.20%
Russell 3000® Index	15.68%	15.19%	13.02%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$4,398,762,117
Number of Holdings	97
Total Advisory Fee	$42,471,933
Portfolio Turnover	96%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	30.1
Industrials	18.6
Consumer Discretionary	12.1
Real Estate	10.5
Information Technology	8.6
Health Care	6.0
Energy	5.2
Materials	3.7
Utilities	3.5
Consumer Staples	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 3.5
Bermuda - 1.8
Netherlands - 0.2

TOP HOLDINGS (% of Fund's net assets)
Insight Enterprises Inc	2.4
Old National Bancorp/IN	2.4
Brookfield Infrastructure Corp (United States)	2.3
KB Home	2.3
Eastern Bankshares Inc	2.2
REV Group Inc	2.2
Cadence Bank	2.1
UMB Financial Corp	2.0
Blue Bird Corp	2.0
Primerica Inc	1.9
21.8
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913467.101    1385-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Value Fund Fidelity Advisor® Small Cap Value Fund Class A : FCVAX

This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 119	1.20%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, especially within financials. Picks in industrials - primarily among capital goods stocks - and in real estate, most notably in the real estate management & development industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lumentum Holdings gained roughly 79% and was the top individual relative contributor. The stock was not held at period end but was one of the fund's largest holdings the past 12 months. An overweight in Rev Group (+68%), one of the fund's biggest holdings, helped as well. A non-benchmark stake in Ciena gained 72% and was another plus, though the stock was sold prior to July 31.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, followed by investment choices in materials and consumer discretionary.
•The largest individual relative detractor was an overweight in AMN Healthcare (-73%). Outsized exposure to Insight Enterprises (-47%), the fund's biggest holding at period end, further weighed on performance, as did a larger-than-benchmark position in Evolent Health (-58%).
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to energy stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-8.22%	13.97%	7.69%
Class A (without 5.75% sales charge)	-2.62%	15.33%	8.33%
Russell 2000® Value Index	-4.27%	12.41%	7.20%
Russell 3000® Index	15.68%	15.19%	13.02%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$4,398,762,117
Number of Holdings	97
Total Advisory Fee	$42,471,933
Portfolio Turnover	96%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	30.1
Industrials	18.6
Consumer Discretionary	12.1
Real Estate	10.5
Information Technology	8.6
Health Care	6.0
Energy	5.2
Materials	3.7
Utilities	3.5
Consumer Staples	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.5
Canada - 3.5
Bermuda - 1.8
Netherlands - 0.2

TOP HOLDINGS (% of Fund's net assets)
Insight Enterprises Inc	2.4
Old National Bancorp/IN	2.4
Brookfield Infrastructure Corp (United States)	2.3
KB Home	2.3
Eastern Bankshares Inc	2.2
REV Group Inc	2.2
Cadence Bank	2.1
UMB Financial Corp	2.0
Blue Bird Corp	2.0
Primerica Inc	1.9
21.8
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913466.101    1383-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Growth K6 Fund Fidelity® Small Cap Growth K6 Fund : FOCSX

This annual shareholder report contains information about Fidelity® Small Cap Growth K6 Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth K6 Fund	$ 61	0.60%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Growth Index for the fiscal year, led by consumer discretionary. Stock picking in communication services and consumer staples also boosted the fund's relative performance.
•The fund's non-benchmark stake in Duolingo gained about 140% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in Brinker International (+133%). The company was one of our biggest holdings. Another notable relative contributor was an overweight in GEO (+83%). This period we decreased our stake in GEO.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection in financials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an underweight in Hims & Hers Health (+212%). This period we decreased our stake in Hims & Hers Health. The second-largest relative detractor was an underweight in IonQ (+389%). This was an investment we established this period. Not owning Joby Aviation, a benchmark component that gained about 179%, was another notable relative detractor.
•Notable changes in positioning include lower allocations to the energy and materials sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Small Cap Growth K6 Fund	3.24%	9.90%	11.86%
Russell 2000® Growth Index	3.15%	7.06%	7.97%
Russell 3000® Index	15.68%	15.19%	13.77%
A   From May 25, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,598,204,878
Number of Holdings	310
Total Advisory Fee	$20,531,843
Portfolio Turnover	81%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.4
Health Care	22.5
Information Technology	19.5
Consumer Discretionary	12.4
Financials	8.6
Communication Services	2.8
Materials	2.2
Consumer Staples	2.1
Energy	2.1
Real Estate	1.5
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.7
Domestic Equity Funds - 1.6
Preferred Stocks - 0.6
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Canada - 1.8
Thailand - 1.4
Japan - 1.0
United Kingdom - 1.0
Italy - 0.8
Netherlands - 0.6
Israel - 0.5
Australia - 0.5
Others - 0.9

TOP HOLDINGS (% of Fund's net assets)
iShares Russell 2000 Growth ETF	1.6
Fabrinet	1.4
OSI Systems Inc	1.4
Credo Technology Group Holding Ltd	1.2
Ensign Group Inc/The	1.1
Sterling Infrastructure Inc	1.1
AZZ Inc	1.1
Cheesecake Factory Inc/The	1.0
BrightSpring Health Services Inc	0.9
Brinker International Inc	0.9
11.7
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on October 16, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913550.101    2957-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Growth Fund Fidelity® Small Cap Growth Fund : FCPGX

This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Fund	$ 89	0.88%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, was the biggest detractor from the fund's performance versus the Russell 2000 Growth Index for the fiscal year. Also hurting our result were stock picks in financials and industrials, primarily within the capital goods industry.
•The largest individual relative detractor was an underweight in Hims & Hers Health (+212%). This period we decreased our position in Hims & Hers Health. A second notable relative detractor was an underweight in IonQ (+389%). This was an investment we established this period. Another notable relative detractor this period was avoiding Joby Aviation, a benchmark component that gained approximately 179%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary. Stock picking in communication services and consumer staples also boosted the fund's relative performance.
•The fund's non-benchmark stake in Duolingo gained roughly 139% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in Brinker International (+132%). This period we decreased our investment in Brinker International, but the company was among our biggest holdings at period end. Another notable relative contributor was an overweight in GEO (+81%). This period we decreased our investment in Geo.
•Notable changes in positioning include lower allocations to the energy and materials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Small Cap Growth Fund	2.97%	9.57%	10.73%
Russell 2000® Growth Index	3.15%	7.06%	7.27%
Russell 3000® Index	15.68%	15.19%	13.02%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,226,574,084
Number of Holdings	306
Total Advisory Fee	$63,330,692
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.5
Health Care	23.5
Information Technology	19.8
Consumer Discretionary	12.5
Financials	8.8
Communication Services	2.7
Materials	2.2
Consumer Staples	2.1
Energy	2.0
Real Estate	1.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 1.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 1.8
Thailand - 1.5
Japan - 1.1
United Kingdom - 1.0
Italy - 0.8
Netherlands - 0.7
Israel - 0.5
Australia - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	1.5
OSI Systems Inc	1.3
Credo Technology Group Holding Ltd	1.2
Sterling Infrastructure Inc	1.0
Ensign Group Inc/The	1.0
AZZ Inc	1.0
Cheesecake Factory Inc/The	1.0
Stifel Financial Corp	0.9
Brinker International Inc	0.9
Gogo Inc	0.8
10.6
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund closed to new investors on October 16, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913464.101    1388-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class Z : FIDGX

This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 82	0.80%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, was the biggest detractor from the fund's performance versus the Russell 2000 Growth Index for the fiscal year. Also hurting our result were stock picks in financials and industrials, primarily within the capital goods industry.
•The largest individual relative detractor was an underweight in Hims & Hers Health (+212%). This period we decreased our position in Hims & Hers Health. A second notable relative detractor was an underweight in IonQ (+389%). This was an investment we established this period. Another notable relative detractor this period was avoiding Joby Aviation, a benchmark component that gained approximately 179%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary. Stock picking in communication services and consumer staples also boosted the fund's relative performance.
•The fund's non-benchmark stake in Duolingo gained roughly 139% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in Brinker International (+132%). This period we decreased our investment in Brinker International, but the company was among our biggest holdings at period end. Another notable relative contributor was an overweight in GEO (+81%). This period we decreased our investment in Geo.
•Notable changes in positioning include lower allocations to the energy and materials sectors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
February 1, 2017 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	3.05%	9.69%	12.15%
Russell 2000® Growth Index	3.15%	7.06%	8.34%
Russell 3000® Index	15.68%	15.19%	14.03%
A   From February 1, 2017

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,226,574,084
Number of Holdings	306
Total Advisory Fee	$63,330,692
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.5
Health Care	23.5
Information Technology	19.8
Consumer Discretionary	12.5
Financials	8.8
Communication Services	2.7
Materials	2.2
Consumer Staples	2.1
Energy	2.0
Real Estate	1.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 1.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 1.8
Thailand - 1.5
Japan - 1.1
United Kingdom - 1.0
Italy - 0.8
Netherlands - 0.7
Israel - 0.5
Australia - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	1.5
OSI Systems Inc	1.3
Credo Technology Group Holding Ltd	1.2
Sterling Infrastructure Inc	1.0
Ensign Group Inc/The	1.0
AZZ Inc	1.0
Cheesecake Factory Inc/The	1.0
Stifel Financial Corp	0.9
Brinker International Inc	0.9
Gogo Inc	0.8
10.6
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund closed to new investors on October 16, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913465.101    2891-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class M : FCTGX

This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 144	1.42%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, was the biggest detractor from the fund's performance versus the Russell 2000 Growth Index for the fiscal year. Also hurting our result were stock picks in financials and industrials, primarily within the capital goods industry.
•The largest individual relative detractor was an underweight in Hims & Hers Health (+212%). This period we decreased our position in Hims & Hers Health. A second notable relative detractor was an underweight in IonQ (+389%). This was an investment we established this period. Another notable relative detractor this period was avoiding Joby Aviation, a benchmark component that gained approximately 179%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary. Stock picking in communication services and consumer staples also boosted the fund's relative performance.
•The fund's non-benchmark stake in Duolingo gained roughly 139% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in Brinker International (+132%). This period we decreased our investment in Brinker International, but the company was among our biggest holdings at period end. Another notable relative contributor was an overweight in GEO (+81%). This period we decreased our investment in Geo.
•Notable changes in positioning include lower allocations to the energy and materials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 3.50% sales charge)	-1.15%	8.21%	9.75%
Class M (without 3.50% sales charge)	2.44%	8.98%	10.14%
Russell 2000® Growth Index	3.15%	7.06%	7.27%
Russell 3000® Index	15.68%	15.19%	13.02%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,226,574,084
Number of Holdings	306
Total Advisory Fee	$63,330,692
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.5
Health Care	23.5
Information Technology	19.8
Consumer Discretionary	12.5
Financials	8.8
Communication Services	2.7
Materials	2.2
Consumer Staples	2.1
Energy	2.0
Real Estate	1.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 1.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 1.8
Thailand - 1.5
Japan - 1.1
United Kingdom - 1.0
Italy - 0.8
Netherlands - 0.7
Israel - 0.5
Australia - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	1.5
OSI Systems Inc	1.3
Credo Technology Group Holding Ltd	1.2
Sterling Infrastructure Inc	1.0
Ensign Group Inc/The	1.0
AZZ Inc	1.0
Cheesecake Factory Inc/The	1.0
Stifel Financial Corp	0.9
Brinker International Inc	0.9
Gogo Inc	0.8
10.6
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund closed to new investors on October 16, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913462.101    1381-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class I : FCIGX

This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 93	0.92%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, was the biggest detractor from the fund's performance versus the Russell 2000 Growth Index for the fiscal year. Also hurting our result were stock picks in financials and industrials, primarily within the capital goods industry.
•The largest individual relative detractor was an underweight in Hims & Hers Health (+212%). This period we decreased our position in Hims & Hers Health. A second notable relative detractor was an underweight in IonQ (+389%). This was an investment we established this period. Another notable relative detractor this period was avoiding Joby Aviation, a benchmark component that gained approximately 179%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary. Stock picking in communication services and consumer staples also boosted the fund's relative performance.
•The fund's non-benchmark stake in Duolingo gained roughly 139% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in Brinker International (+132%). This period we decreased our investment in Brinker International, but the company was among our biggest holdings at period end. Another notable relative contributor was an overweight in GEO (+81%). This period we decreased our investment in Geo.
•Notable changes in positioning include lower allocations to the energy and materials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	2.92%	9.54%	10.72%
Russell 2000® Growth Index	3.15%	7.06%	7.27%
Russell 3000® Index	15.68%	15.19%	13.02%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,226,574,084
Number of Holdings	306
Total Advisory Fee	$63,330,692
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.5
Health Care	23.5
Information Technology	19.8
Consumer Discretionary	12.5
Financials	8.8
Communication Services	2.7
Materials	2.2
Consumer Staples	2.1
Energy	2.0
Real Estate	1.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 1.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 1.8
Thailand - 1.5
Japan - 1.1
United Kingdom - 1.0
Italy - 0.8
Netherlands - 0.7
Israel - 0.5
Australia - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	1.5
OSI Systems Inc	1.3
Credo Technology Group Holding Ltd	1.2
Sterling Infrastructure Inc	1.0
Ensign Group Inc/The	1.0
AZZ Inc	1.0
Cheesecake Factory Inc/The	1.0
Stifel Financial Corp	0.9
Brinker International Inc	0.9
Gogo Inc	0.8
10.6
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund closed to new investors on October 16, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913463.101    1382-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class C : FCCGX

This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 194	1.92%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, was the biggest detractor from the fund's performance versus the Russell 2000 Growth Index for the fiscal year. Also hurting our result were stock picks in financials and industrials, primarily within the capital goods industry.
•The largest individual relative detractor was an underweight in Hims & Hers Health (+212%). This period we decreased our position in Hims & Hers Health. A second notable relative detractor was an underweight in IonQ (+389%). This was an investment we established this period. Another notable relative detractor this period was avoiding Joby Aviation, a benchmark component that gained approximately 179%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary. Stock picking in communication services and consumer staples also boosted the fund's relative performance.
•The fund's non-benchmark stake in Duolingo gained roughly 139% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in Brinker International (+132%). This period we decreased our investment in Brinker International, but the company was among our biggest holdings at period end. Another notable relative contributor was an overweight in GEO (+81%). This period we decreased our investment in Geo.
•Notable changes in positioning include lower allocations to the energy and materials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	0.91%	8.43%	9.75%
Class C	1.91%	8.43%	9.75%
Russell 2000® Growth Index	3.15%	7.06%	7.27%
Russell 3000® Index	15.68%	15.19%	13.02%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,226,574,084
Number of Holdings	306
Total Advisory Fee	$63,330,692
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.5
Health Care	23.5
Information Technology	19.8
Consumer Discretionary	12.5
Financials	8.8
Communication Services	2.7
Materials	2.2
Consumer Staples	2.1
Energy	2.0
Real Estate	1.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 1.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 1.8
Thailand - 1.5
Japan - 1.1
United Kingdom - 1.0
Italy - 0.8
Netherlands - 0.7
Israel - 0.5
Australia - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	1.5
OSI Systems Inc	1.3
Credo Technology Group Holding Ltd	1.2
Sterling Infrastructure Inc	1.0
Ensign Group Inc/The	1.0
AZZ Inc	1.0
Cheesecake Factory Inc/The	1.0
Stifel Financial Corp	0.9
Brinker International Inc	0.9
Gogo Inc	0.8
10.6
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund closed to new investors on October 16, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913461.101    1379-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Small Cap Growth Fund Fidelity Advisor® Small Cap Growth Fund Class A : FCAGX

This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 119	1.17%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, was the biggest detractor from the fund's performance versus the Russell 2000 Growth Index for the fiscal year. Also hurting our result were stock picks in financials and industrials, primarily within the capital goods industry.
•The largest individual relative detractor was an underweight in Hims & Hers Health (+212%). This period we decreased our position in Hims & Hers Health. A second notable relative detractor was an underweight in IonQ (+389%). This was an investment we established this period. Another notable relative detractor this period was avoiding Joby Aviation, a benchmark component that gained approximately 179%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary. Stock picking in communication services and consumer staples also boosted the fund's relative performance.
•The fund's non-benchmark stake in Duolingo gained roughly 139% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in Brinker International (+132%). This period we decreased our investment in Brinker International, but the company was among our biggest holdings at period end. Another notable relative contributor was an overweight in GEO (+81%). This period we decreased our investment in Geo.
•Notable changes in positioning include lower allocations to the energy and materials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 5.75% sales charge)	-3.22%	7.98%	9.78%
Class A (without 5.75% sales charge)	2.69%	9.26%	10.43%
Russell 2000® Growth Index	3.15%	7.06%	7.27%
Russell 3000® Index	15.68%	15.19%	13.02%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$7,226,574,084
Number of Holdings	306
Total Advisory Fee	$63,330,692
Portfolio Turnover	77%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	24.5
Health Care	23.5
Information Technology	19.8
Consumer Discretionary	12.5
Financials	8.8
Communication Services	2.7
Materials	2.2
Consumer Staples	2.1
Energy	2.0
Real Estate	1.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.5
Preferred Stocks - 1.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.1
Canada - 1.8
Thailand - 1.5
Japan - 1.1
United Kingdom - 1.0
Italy - 0.8
Netherlands - 0.7
Israel - 0.5
Australia - 0.5
Others - 1.0

TOP HOLDINGS (% of Fund's net assets)
Fabrinet	1.5
OSI Systems Inc	1.3
Credo Technology Group Holding Ltd	1.2
Sterling Infrastructure Inc	1.0
Ensign Group Inc/The	1.0
AZZ Inc	1.0
Cheesecake Factory Inc/The	1.0
Stifel Financial Corp	0.9
Brinker International Inc	0.9
Gogo Inc	0.8
10.6
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund closed to new investors on October 16, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913460.101    1377-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Series Small Cap Opportunities Fund Fidelity® Series Small Cap Opportunities Fund : FSOPX

This annual shareholder report contains information about Fidelity® Series Small Cap Opportunities Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, led by financials, where our stock picks in financial services helped most. Stock selection in real estate also boosted the fund's relative performance. Also lifting the fund's relative result were stock picking and an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in IES Holdings (+131%). The company was the fund's biggest holding. The second-largest relative contributor was our non-benchmark stake in Celestica (+278%). This period we decreased our investment in Celestica. Another notable relative contributor was an overweight in Mr. Cooper Group (+74%).
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in information technology, primarily within the software & services industry. Also hurting our result were picks in materials and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an overweight in Liberty Energy (-47%). This period we decreased our stake in Liberty Energy. A second notable relative detractor was an overweight in Insight Enterprises (-47%). The stock was one of our biggest holdings this period. Not owning Credo Technology Group, a benchmark component that gained 302%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to the energy and materials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Small Cap Opportunities Fund	0.39%	13.17%	9.31%
Russell 2000® Index	-0.55%	9.81%	7.43%
Russell 3000® Index	15.68%	15.19%	13.02%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$4,365,549,486
Number of Holdings	225
Total Advisory Fee	$0
Portfolio Turnover	43%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	20.6
Financials	18.7
Health Care	14.9
Information Technology	14.0
Consumer Discretionary	10.7
Materials	4.8
Energy	4.4
Real Estate	4.3
Consumer Staples	3.0
Utilities	2.4
Communication Services	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 87.2
Canada - 4.5
United Kingdom - 2.2
Thailand - 1.6
Puerto Rico - 1.2
Netherlands - 1.0
Japan - 0.9
Israel - 0.7
Chile - 0.4
Others - 0.3

TOP HOLDINGS (% of Fund's net assets)
IES Holdings Inc	2.1
Fabrinet	1.6
Sanmina Corp	1.4
FirstCash Holdings Inc	1.3
Advanced Energy Industries Inc	1.2
First BanCorp/Puerto Rico	1.2
Academy Sports & Outdoors Inc	1.2
Primerica Inc	1.1
Southwest Gas Holdings Inc	1.0
SkyWest Inc	1.0
13.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913472.101    1799-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Series Real Estate Income Fund Fidelity® Series Real Estate Income Fund : FSREX

This annual shareholder report contains information about Fidelity® Series Real Estate Income Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Real Estate Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2025. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Fixed-income real estate segments, such as real estate bonds, commercial mortgage-backed securities and preferred stocks, fared better.
•Against this backdrop, security selection contributed to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 60/25/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index and the Bloomberg U.S. CMBS ex-AAA Index.
•Selection among commercial-mortgage-backed securities, preferred stocks and real estate bonds all helped relative performance, while an overweight in CMBS modestly helped.
•The largest individual relative contributor was a CMBS position referred to as JPMCC 2011-C3 E CSTR 2/46.
•In contrast, the fund's allocation to cash of 6%, on average, detracted from the fund's relative performance.
•The largest individual relative detractor was a CMBS position referred to as JPMCC 2013-LC11 D CSTR 4/46.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Real Estate Income Fund	8.61%	7.24%	5.77%
Fidelity Series Real Estate Income Composite Index℠	5.99%	2.44%	3.69%
ICE® BofA® US High Yield Constrained Index	8.55%	5.11%	5.39%
Bloomberg U.S. Universal Bond Index	4.00%	-0.52%	2.04%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$276,816,441
Number of Holdings	289
Total Advisory Fee	$0
Portfolio Turnover	9%
What did the Fund invest in?
(as of July 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.8
AA - 0.5
A - 9.0
BBB - 28.4
BB - 8.3
B - 5.4
CCC,CC,C - 4.5
Not Rated - 9.7
Equities - 21.4
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 43.7
Preferred Stocks - 21.4
CMOs and Other Mortgage Related Securities - 20.0
Asset-Backed Securities - 1.5
Bank Loan Obligations - 1.4
Common Stocks - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 12.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
United Kingdom - 0.3
Canada - 0.2

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	3.8
Crown Castle Inc	2.7
Prologis LP	2.7
American Homes 4 Rent LP	2.2
Simon Property Group LP	2.2
Extra Space Storage LP	2.1
BX Trust 2019-OC11	1.9
Invitation Homes Operating Partnership LP	1.8
Equinix Inc	1.6
MPT Operating Partnership LP / MPT Finance Corp	1.6
22.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913514.101    2277-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Series Blue Chip Growth Fund Fidelity® Series Blue Chip Growth Fund : FSBDX

This annual shareholder report contains information about Fidelity® Series Blue Chip Growth Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Blue Chip Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock picking in industrials also boosted relative performance. Also lifting the fund's relative result were security selection and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The company was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+410%). This period we increased our stake in AppLovin. An overweight in Carvana (+194%) also contributed.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary. Also hurting our result was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and communication services.
•The largest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A second notable relative detractor was our non-benchmark stake in Snap (-30%). Another notable relative detractor was an underweight in Broadcom (+85%). This period we increased our stake in Broadcom. The stock was one of our biggest holdings.
•Notable changes in positioning include a lower allocation to health care.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Series Blue Chip Growth Fund	24.54%	18.71%	18.85%
Russell 1000® Growth Index	23.75%	17.27%	17.06%
Russell 1000® Index	16.54%	15.49%	13.38%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$13,784,565,027
Number of Holdings	343
Total Advisory Fee	$0
Portfolio Turnover	50%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	49.1
Consumer Discretionary	17.9
Communication Services	16.0
Industrials	5.3
Health Care	5.0
Financials	3.8
Consumer Staples	1.3
Materials	0.7
Real Estate	0.5
Utilities	0.2
Energy	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.9
Preferred Stocks - 2.0
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.4
Canada - 1.1
India - 0.8
Taiwan - 0.8
Netherlands - 0.8
China - 0.4
United Kingdom - 0.3
Japan - 0.3
Finland - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.7
Microsoft Corp	10.1
Amazon.com Inc	8.6
Apple Inc	7.8
Meta Platforms Inc Class A	5.4
Alphabet Inc Class A	4.8
Broadcom Inc	3.0
Netflix Inc	2.9
Eli Lilly & Co	2.0
Marvell Technology Inc	1.8
63.1
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913528.101    2611-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Real Estate Income Fund Fidelity® Real Estate Income Fund : FRIFX

This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Income Fund	$ 68	0.66%
What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2025. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Fixed-income real estate segments, such as real estate bonds, commercial mortgage-backed securities and preferred stocks, fared better.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among collateralized mortgage obligations, preferred stock, bonds and common stock all helped relative performance. Asset allocation modestly contributed this period, especially an overweight among CMBS.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Lineage (+49%).
•In contrast, noteworthy detractors included an underweight in preferred and common stock, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an overweight in Equity Lifestyle Properties (-19%).
•Notable changes in positioning include increased exposure to cash and investment-grade real estate bonds and reductions in common stocks, high-yield real estate bonds, preferred stocks and CMBS.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Real Estate Income Fund	6.21%	6.62%	5.52%
Fidelity Real Estate Income Composite Index℠	4.89%	2.90%	3.96%
ICE® BofA® US High Yield Constrained Index	8.55%	5.11%	5.39%
Bloomberg U.S. Universal Bond Index	4.00%	-0.52%	2.04%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$5,279,618,025
Number of Holdings	537
Total Advisory Fee	$31,232,455
Portfolio Turnover	24%
What did the Fund invest in?
(as of July 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.7
AA - 1.4
A - 3.5
BBB - 20.3
BB - 11.0
B - 4.1
CCC,CC,C - 2.1
Not Rated - 11.8
Equities - 34.2
Short-Term Investments and Net Other Assets (Liabilities) - 10.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 30.2
CMOs and Other Mortgage Related Securities - 21.6
Common Stocks - 20.7
Preferred Stocks - 13.5
Bank Loan Obligations - 1.5
Asset-Backed Securities - 1.5
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 10.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Canada - 0.3
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	2.7
Crown Castle Inc	2.1
Prologis Inc	1.6
American Homes 4 Rent LP	1.5
Welltower Inc	1.4
Equity LifeStyle Properties Inc	1.4
GLP Capital LP / GLP Financing II Inc	1.3
Equinix Inc	1.3
Invitation Homes Operating Partnership LP	1.3
American Tower Corp	1.2
15.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913478.101    833-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class Z : FIKMX

This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 59	0.57%
What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2025. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Fixed-income real estate segments, such as real estate bonds, commercial mortgage-backed securities and preferred stocks, fared better.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among collateralized mortgage obligations, preferred stock, bonds and common stock all helped relative performance. Asset allocation modestly contributed this period, especially an overweight among CMBS.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Lineage (+49%).
•In contrast, noteworthy detractors included an underweight in preferred and common stock, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an overweight in Equity Lifestyle Properties (-19%).
•Notable changes in positioning include increased exposure to cash and investment-grade real estate bonds and reductions in common stocks, high-yield real estate bonds, preferred stocks and CMBS.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	6.26%	6.75%	5.33%
Fidelity Real Estate Income Composite Index℠	4.89%	2.90%	3.73%
ICE® BofA® US High Yield Constrained Index	8.55%	5.11%	4.95%
Bloomberg U.S. Universal Bond Index	4.00%	-0.52%	2.10%
A   From October 2, 2018

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$5,279,618,025
Number of Holdings	537
Total Advisory Fee	$31,232,455
Portfolio Turnover	24%
What did the Fund invest in?
(as of July 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.7
AA - 1.4
A - 3.5
BBB - 20.3
BB - 11.0
B - 4.1
CCC,CC,C - 2.1
Not Rated - 11.8
Equities - 34.2
Short-Term Investments and Net Other Assets (Liabilities) - 10.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 30.2
CMOs and Other Mortgage Related Securities - 21.6
Common Stocks - 20.7
Preferred Stocks - 13.5
Bank Loan Obligations - 1.5
Asset-Backed Securities - 1.5
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 10.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Canada - 0.3
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	2.7
Crown Castle Inc	2.1
Prologis Inc	1.6
American Homes 4 Rent LP	1.5
Welltower Inc	1.4
Equity LifeStyle Properties Inc	1.4
GLP Capital LP / GLP Financing II Inc	1.3
Equinix Inc	1.3
Invitation Homes Operating Partnership LP	1.3
American Tower Corp	1.2
15.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913477.101    3302-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class M : FRIQX

This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 98	0.95%
What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2025. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Fixed-income real estate segments, such as real estate bonds, commercial mortgage-backed securities and preferred stocks, fared better.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among collateralized mortgage obligations, preferred stock, bonds and common stock all helped relative performance. Asset allocation modestly contributed this period, especially an overweight among CMBS.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Lineage (+49%).
•In contrast, noteworthy detractors included an underweight in preferred and common stock, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an overweight in Equity Lifestyle Properties (-19%).
•Notable changes in positioning include increased exposure to cash and investment-grade real estate bonds and reductions in common stocks, high-yield real estate bonds, preferred stocks and CMBS.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	1.60%	5.46%	4.79%
Class M (without 4.00% sales charge)	5.83%	6.32%	5.22%
Fidelity Real Estate Income Composite Index℠	4.89%	2.90%	3.96%
ICE® BofA® US High Yield Constrained Index	8.55%	5.11%	5.39%
Bloomberg U.S. Universal Bond Index	4.00%	-0.52%	2.04%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$5,279,618,025
Number of Holdings	537
Total Advisory Fee	$31,232,455
Portfolio Turnover	24%
What did the Fund invest in?
(as of July 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.7
AA - 1.4
A - 3.5
BBB - 20.3
BB - 11.0
B - 4.1
CCC,CC,C - 2.1
Not Rated - 11.8
Equities - 34.2
Short-Term Investments and Net Other Assets (Liabilities) - 10.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 30.2
CMOs and Other Mortgage Related Securities - 21.6
Common Stocks - 20.7
Preferred Stocks - 13.5
Bank Loan Obligations - 1.5
Asset-Backed Securities - 1.5
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 10.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Canada - 0.3
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	2.7
Crown Castle Inc	2.1
Prologis Inc	1.6
American Homes 4 Rent LP	1.5
Welltower Inc	1.4
Equity LifeStyle Properties Inc	1.4
GLP Capital LP / GLP Financing II Inc	1.3
Equinix Inc	1.3
Invitation Homes Operating Partnership LP	1.3
American Tower Corp	1.2
15.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913475.101    2225-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class I : FRIRX

This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.70%
What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2025. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Fixed-income real estate segments, such as real estate bonds, commercial mortgage-backed securities and preferred stocks, fared better.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among collateralized mortgage obligations, preferred stock, bonds and common stock all helped relative performance. Asset allocation modestly contributed this period, especially an overweight among CMBS.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Lineage (+49%).
•In contrast, noteworthy detractors included an underweight in preferred and common stock, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an overweight in Equity Lifestyle Properties (-19%).
•Notable changes in positioning include increased exposure to cash and investment-grade real estate bonds and reductions in common stocks, high-yield real estate bonds, preferred stocks and CMBS.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	6.16%	6.63%	5.52%
Fidelity Real Estate Income Composite Index℠	4.89%	2.90%	3.96%
ICE® BofA® US High Yield Constrained Index	8.55%	5.11%	5.39%
Bloomberg U.S. Universal Bond Index	4.00%	-0.52%	2.04%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$5,279,618,025
Number of Holdings	537
Total Advisory Fee	$31,232,455
Portfolio Turnover	24%
What did the Fund invest in?
(as of July 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.7
AA - 1.4
A - 3.5
BBB - 20.3
BB - 11.0
B - 4.1
CCC,CC,C - 2.1
Not Rated - 11.8
Equities - 34.2
Short-Term Investments and Net Other Assets (Liabilities) - 10.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 30.2
CMOs and Other Mortgage Related Securities - 21.6
Common Stocks - 20.7
Preferred Stocks - 13.5
Bank Loan Obligations - 1.5
Asset-Backed Securities - 1.5
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 10.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Canada - 0.3
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	2.7
Crown Castle Inc	2.1
Prologis Inc	1.6
American Homes 4 Rent LP	1.5
Welltower Inc	1.4
Equity LifeStyle Properties Inc	1.4
GLP Capital LP / GLP Financing II Inc	1.3
Equinix Inc	1.3
Invitation Homes Operating Partnership LP	1.3
American Tower Corp	1.2
15.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913476.101    2227-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class C : FRIOX

This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 174	1.70%
What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2025. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Fixed-income real estate segments, such as real estate bonds, commercial mortgage-backed securities and preferred stocks, fared better.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among collateralized mortgage obligations, preferred stock, bonds and common stock all helped relative performance. Asset allocation modestly contributed this period, especially an overweight among CMBS.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Lineage (+49%).
•In contrast, noteworthy detractors included an underweight in preferred and common stock, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an overweight in Equity Lifestyle Properties (-19%).
•Notable changes in positioning include increased exposure to cash and investment-grade real estate bonds and reductions in common stocks, high-yield real estate bonds, preferred stocks and CMBS.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	4.08%	5.53%	4.61%
Class C	5.08%	5.53%	4.61%
Fidelity Real Estate Income Composite Index℠	4.89%	2.90%	3.96%
ICE® BofA® US High Yield Constrained Index	8.55%	5.11%	5.39%
Bloomberg U.S. Universal Bond Index	4.00%	-0.52%	2.04%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$5,279,618,025
Number of Holdings	537
Total Advisory Fee	$31,232,455
Portfolio Turnover	24%
What did the Fund invest in?
(as of July 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.7
AA - 1.4
A - 3.5
BBB - 20.3
BB - 11.0
B - 4.1
CCC,CC,C - 2.1
Not Rated - 11.8
Equities - 34.2
Short-Term Investments and Net Other Assets (Liabilities) - 10.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 30.2
CMOs and Other Mortgage Related Securities - 21.6
Common Stocks - 20.7
Preferred Stocks - 13.5
Bank Loan Obligations - 1.5
Asset-Backed Securities - 1.5
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 10.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Canada - 0.3
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	2.7
Crown Castle Inc	2.1
Prologis Inc	1.6
American Homes 4 Rent LP	1.5
Welltower Inc	1.4
Equity LifeStyle Properties Inc	1.4
GLP Capital LP / GLP Financing II Inc	1.3
Equinix Inc	1.3
Invitation Homes Operating Partnership LP	1.3
American Tower Corp	1.2
15.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913474.101    2224-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Real Estate Income Fund Fidelity Advisor® Real Estate Income Fund Class A : FRINX

This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 98	0.95%
What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2025. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Fixed-income real estate segments, such as real estate bonds, commercial mortgage-backed securities and preferred stocks, fared better.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among collateralized mortgage obligations, preferred stock, bonds and common stock all helped relative performance. Asset allocation modestly contributed this period, especially an overweight among CMBS.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Lineage (+49%).
•In contrast, noteworthy detractors included an underweight in preferred and common stock, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an overweight in Equity Lifestyle Properties (-19%).
•Notable changes in positioning include increased exposure to cash and investment-grade real estate bonds and reductions in common stocks, high-yield real estate bonds, preferred stocks and CMBS.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	1.60%	5.47%	4.81%
Class A (without 4.00% sales charge)	5.84%	6.34%	5.24%
Fidelity Real Estate Income Composite Index℠	4.89%	2.90%	3.96%
ICE® BofA® US High Yield Constrained Index	8.55%	5.11%	5.39%
Bloomberg U.S. Universal Bond Index	4.00%	-0.52%	2.04%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$5,279,618,025
Number of Holdings	537
Total Advisory Fee	$31,232,455
Portfolio Turnover	24%
What did the Fund invest in?
(as of July 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 0.7
AA - 1.4
A - 3.5
BBB - 20.3
BB - 11.0
B - 4.1
CCC,CC,C - 2.1
Not Rated - 11.8
Equities - 34.2
Short-Term Investments and Net Other Assets (Liabilities) - 10.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 30.2
CMOs and Other Mortgage Related Securities - 21.6
Common Stocks - 20.7
Preferred Stocks - 13.5
Bank Loan Obligations - 1.5
Asset-Backed Securities - 1.5
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 10.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 99.5
Canada - 0.3
United Kingdom - 0.2
Grand Cayman (UK Overseas Ter) - 0.0

TOP HOLDINGS (% of Fund's net assets)
American Tower Corp	2.7
Crown Castle Inc	2.1
Prologis Inc	1.6
American Homes 4 Rent LP	1.5
Welltower Inc	1.4
Equity LifeStyle Properties Inc	1.4
GLP Capital LP / GLP Financing II Inc	1.3
Equinix Inc	1.3
Invitation Homes Operating Partnership LP	1.3
American Tower Corp	1.2
15.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913473.101    2221-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® OTC Portfolio Fidelity® OTC Portfolio : FOCPX

This annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC Portfolio	$ 81	0.73%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Investment choices and an overweight in communication services, primarily among media & entertainment stocks, also boosted relative performance. Also lifting the fund's relative result was security selection in health care, most notably in health care equipment & services.
•The fund's non-benchmark stake in Circle Internet Group gained roughly 121% and was the top individual relative contributor. This was a stake we established the past 12 months. Out-of-index exposure to Reddit (+164%) helped as well, followed by an overweight in Netflix (+84%), one of our biggest holdings.
•In contrast, the largest detractor from performance versus the benchmark was an overweight in health care. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Picks in consumer discretionary hurt as well.
•The largest individual relative detractor was an underweight in Broadcom (+85%), a position we added to this period, making it one of our largest holdings. A stake in Regeneron Pharmaceuticals (-47%) also hurt, though the stock was no longer held at period end. An outsized position in Apple (-6%) was another detractor. The company was the fund's biggest holding this period, on average.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® OTC Portfolio	21.19%	16.24%	17.60%
Nasdaq Composite Index®	20.86%	15.34%	16.29%
S&P 500® Index	16.33%	15.88%	13.66%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$32,809,438,777
Number of Holdings	161
Total Advisory Fee	$216,631,906
Portfolio Turnover	53%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.0
Communication Services	19.0
Consumer Discretionary	9.1
Health Care	8.5
Industrials	4.8
Financials	1.7
Consumer Staples	1.5
Energy	0.6
Utilities	0.6
Real Estate	0.2
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.7
Domestic Equity Funds - 3.4
Preferred Stocks - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Taiwan - 2.8
Netherlands - 1.4
Korea (South) - 0.8
China - 0.6
Brazil - 0.4
United Kingdom - 0.3
Canada - 0.3
Denmark - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.1
Microsoft Corp	10.1
Apple Inc	9.8
Amazon.com Inc	6.5
Alphabet Inc Class A	5.2
Meta Platforms Inc Class A	4.8
Invesco QQQ Trust ETF	3.4
Broadcom Inc	3.0
Alphabet Inc Class C	2.9
Netflix Inc	2.7
63.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913384.101    93-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® OTC Portfolio Fidelity® OTC Portfolio Class K : FOCKX

This annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 72	0.65%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Investment choices and an overweight in communication services, primarily among media & entertainment stocks, also boosted relative performance. Also lifting the fund's relative result was security selection in health care, most notably in health care equipment & services.
•The fund's non-benchmark stake in Circle Internet Group gained roughly 121% and was the top individual relative contributor. This was a stake we established the past 12 months. Out-of-index exposure to Reddit (+164%) helped as well, followed by an overweight in Netflix (+84%), one of our biggest holdings.
•In contrast, the largest detractor from performance versus the benchmark was an overweight in health care. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Picks in consumer discretionary hurt as well.
•The largest individual relative detractor was an underweight in Broadcom (+85%), a position we added to this period, making it one of our largest holdings. A stake in Regeneron Pharmaceuticals (-47%) also hurt, though the stock was no longer held at period end. An outsized position in Apple (-6%) was another detractor. The company was the fund's biggest holding this period, on average.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary stocks.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	21.29%	16.34%	17.71%
Nasdaq Composite Index®	20.86%	15.34%	16.29%
S&P 500® Index	16.33%	15.88%	13.66%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$32,809,438,777
Number of Holdings	161
Total Advisory Fee	$216,631,906
Portfolio Turnover	53%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.0
Communication Services	19.0
Consumer Discretionary	9.1
Health Care	8.5
Industrials	4.8
Financials	1.7
Consumer Staples	1.5
Energy	0.6
Utilities	0.6
Real Estate	0.2
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.7
Domestic Equity Funds - 3.4
Preferred Stocks - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Taiwan - 2.8
Netherlands - 1.4
Korea (South) - 0.8
China - 0.6
Brazil - 0.4
United Kingdom - 0.3
Canada - 0.3
Denmark - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.1
Microsoft Corp	10.1
Apple Inc	9.8
Amazon.com Inc	6.5
Alphabet Inc Class A	5.2
Meta Platforms Inc Class A	4.8
Invesco QQQ Trust ETF	3.4
Broadcom Inc	3.0
Alphabet Inc Class C	2.9
Netflix Inc	2.7
63.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913383.101    2098-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® OTC K6 Portfolio Fidelity® OTC K6 Portfolio : FOKFX

This annual shareholder report contains information about Fidelity® OTC K6 Portfolio for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC K6 Portfolio	$ 55	0.50%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially an overweight in the health care sector. Stock picking and outsized exposure to information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Investment choices in consumer discretionary hurt as well.
•The largest individual relative detractor was our stake in Regeneron Pharmaceuticals (-47%), though the stock was no longer held at period end. An underweight in Broadcom (+85%), a position we added to this period, also pressured performance, yet it was one of the fund's largest holdings. An overweight in Apple (-6%), the fund's largest position this period, on average, hurt as well.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in health care, primarily among health care equipment & services firms. Picks and an overweight in communication services, especially in the media & entertainment industry, also bolstered the fund's relative performance.
•A non-benchmark stake in Circle Internet Group gained approximately 121% and was the top individual relative contributor. This was a position we established this period. An overweight in Netflix (+85%), one of the fund's biggest holdings the past 12 months, helped as well. Another notable relative contributor was an overweight in Alnylam Pharmaceuticals (+65%).
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to information technology stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 13, 2019 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® OTC K6 Portfolio	19.88%	16.24%	19.88%
Nasdaq Composite Index®	20.86%	15.34%	18.47%
S&P 500® Index	16.33%	15.88%	15.45%
A   From June 13, 2019

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$2,848,569,864
Number of Holdings	153
Total Advisory Fee	$13,167,214
Portfolio Turnover	64%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.2
Communication Services	17.5
Consumer Discretionary	9.8
Health Care	8.8
Industrials	2.4
Financials	1.8
Consumer Staples	1.6
Energy	0.6
Utilities	0.6
Real Estate	0.2
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 93.1
Domestic Equity Funds - 4.8
Preferred Stocks - 0.5
Short-Term Investments and Net Other Assets (Liabilities) - 1.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.2
Taiwan - 2.9
Netherlands - 1.5
Korea (South) - 0.7
China - 0.6
Brazil - 0.4
United Kingdom - 0.3
Canada - 0.3
Denmark - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.4
Apple Inc	10.4
Microsoft Corp	9.2
Amazon.com Inc	7.1
Invesco QQQ Trust ETF	4.8
Meta Platforms Inc Class A	4.8
Alphabet Inc Class A	4.4
Alphabet Inc Class C	3.1
Netflix Inc	2.8
Broadcom Inc	2.8
64.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913554.101    3407-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Leveraged Company Stock Fund Fidelity® Leveraged Company Stock Fund : FLVCX

This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Leveraged Company Stock Fund	$ 77	0.69%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by utilities. Security selection in industrials also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Vistra (+169%). The company was among the fund's biggest holdings. A non-benchmark stake in Meta Platforms gained 64% and was the second-largest relative contributor. The company was the fund's biggest holding. A non-benchmark stake in Nvidia gained 52% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the financial services industry. Stock picks in information technology, especially within the software & services industry, also hampered the fund's result. Also detracting were stock selection and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•Not owning Palantir Technologies, a benchmark component that gained 386%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in ON Semiconductor (-28%). Another notable relative detractor was our stake in Crocs (-37%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Leveraged Company Stock Fund	25.52%	19.09%	11.78%
Fidelity U.S. Leveraged Stock Linked Index℠	17.78%	15.23%	8.12%
Russell Midcap® Index	12.06%	12.24%	10.01%
Russell 3000® Index	15.68%	15.19%	13.02%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,902,017,456
Number of Holdings	86
Total Advisory Fee	$22,391,274
Portfolio Turnover	12%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.6
Industrials	19.3
Financials	14.9
Consumer Discretionary	12.3
Communication Services	10.3
Utilities	8.9
Materials	3.3
Health Care	1.8
Consumer Staples	1.6
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.2
Taiwan - 1.4
Netherlands - 1.0
Canada - 0.8
United Kingdom - 0.7
China - 0.7
Hong Kong - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	5.9
Meta Platforms Inc Class A	5.8
Vistra Corp	5.7
Apollo Global Management Inc	3.7
Comfort Systems USA Inc	3.4
Arthur J Gallagher & Co	3.1
Microsoft Corp	3.1
Broadcom Inc	3.0
Constellation Energy Corp	2.8
TopBuild Corp	2.8
39.3
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Leveraged Company Stock Fund merged into Fidelity® Leveraged Company Stock Fund on October 25, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913429.101    122-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Leveraged Company Stock Fund Fidelity® Leveraged Company Stock Fund Class K : FLCKX

This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 69	0.61%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by utilities. Security selection in industrials also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Vistra (+169%). The company was among the fund's biggest holdings. A non-benchmark stake in Meta Platforms gained 64% and was the second-largest relative contributor. The company was the fund's biggest holding. A non-benchmark stake in Nvidia gained 52% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the financial services industry. Stock picks in information technology, especially within the software & services industry, also hampered the fund's result. Also detracting were stock selection and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•Not owning Palantir Technologies, a benchmark component that gained 386%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in ON Semiconductor (-28%). Another notable relative detractor was our stake in Crocs (-37%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to communication services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	25.64%	19.20%	11.90%
Fidelity U.S. Leveraged Stock Linked Index℠	17.78%	15.23%	8.12%
Russell Midcap® Index	12.06%	12.24%	10.01%
Russell 3000® Index	15.68%	15.19%	13.02%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,902,017,456
Number of Holdings	86
Total Advisory Fee	$22,391,274
Portfolio Turnover	12%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.6
Industrials	19.3
Financials	14.9
Consumer Discretionary	12.3
Communication Services	10.3
Utilities	8.9
Materials	3.3
Health Care	1.8
Consumer Staples	1.6
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.2
Taiwan - 1.4
Netherlands - 1.0
Canada - 0.8
United Kingdom - 0.7
China - 0.7
Hong Kong - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	5.9
Meta Platforms Inc Class A	5.8
Vistra Corp	5.7
Apollo Global Management Inc	3.7
Comfort Systems USA Inc	3.4
Arthur J Gallagher & Co	3.1
Microsoft Corp	3.1
Broadcom Inc	3.0
Constellation Energy Corp	2.8
TopBuild Corp	2.8
39.3
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Leveraged Company Stock Fund merged into Fidelity® Leveraged Company Stock Fund on October 25, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913430.101    2094-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth & Income Portfolio Fidelity® Growth & Income Portfolio : FGRIX

This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth & Income Portfolio	$ 58	0.53%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials also boosted relative performance. Also helping our relative result were picks in energy.
•The top individual relative contributor was an overweight in GE Vernova (+255%). The company was among our largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+60%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+39%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result were picks and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Nvidia (+52%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an overweight in Exxon Mobil (-3%). The company was among the fund's biggest holdings. An overweight in UnitedHealth Group (-56%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Growth & Income Portfolio	18.36%	18.25%	12.43%
S&P 500® Index	16.33%	15.88%	13.66%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$12,598,565,070
Number of Holdings	171
Total Advisory Fee	$58,489,796
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.2
Financials	19.3
Industrials	18.6
Health Care	9.7
Energy	9.4
Consumer Staples	5.5
Communication Services	4.9
Utilities	2.4
Consumer Discretionary	2.0
Materials	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
Preferred Stocks - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 2.0
United Kingdom - 1.2
Germany - 1.2
Belgium - 1.0
Zambia - 0.9
France - 0.8
Netherlands - 0.8
Taiwan - 0.8
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.5
Wells Fargo & Co	6.6
Exxon Mobil Corp	5.3
GE Aerospace	4.7
NVIDIA Corp	4.2
GE Vernova Inc	3.8
Bank of America Corp	3.1
Apple Inc	2.5
Boeing Co	2.4
Shell PLC ADR	2.2
43.3
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity Advisor® Growth & Income Fund merged into Fidelity® Growth & Income Portfolio on March 28, 2025.
Effective October 25, 2024, the fund's investment objective became a fundamental policy.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913386.101    27-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth & Income Portfolio Fidelity® Growth & Income Portfolio Class K : FGIKX

This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 50	0.46%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials also boosted relative performance. Also helping our relative result were picks in energy.
•The top individual relative contributor was an overweight in GE Vernova (+255%). The company was among our largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+60%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+39%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result were picks and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Nvidia (+52%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an overweight in Exxon Mobil (-3%). The company was among the fund's biggest holdings. An overweight in UnitedHealth Group (-56%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	18.46%	18.36%	12.54%
S&P 500® Index	16.33%	15.88%	13.66%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$12,598,565,070
Number of Holdings	171
Total Advisory Fee	$58,489,796
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.2
Financials	19.3
Industrials	18.6
Health Care	9.7
Energy	9.4
Consumer Staples	5.5
Communication Services	4.9
Utilities	2.4
Consumer Discretionary	2.0
Materials	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
Preferred Stocks - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 2.0
United Kingdom - 1.2
Germany - 1.2
Belgium - 1.0
Zambia - 0.9
France - 0.8
Netherlands - 0.8
Taiwan - 0.8
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.5
Wells Fargo & Co	6.6
Exxon Mobil Corp	5.3
GE Aerospace	4.7
NVIDIA Corp	4.2
GE Vernova Inc	3.8
Bank of America Corp	3.1
Apple Inc	2.5
Boeing Co	2.4
Shell PLC ADR	2.2
43.3
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Growth & Income Fund merged into Fidelity® Growth & Income Portfolio on March 28, 2025.	Effective October 25, 2024, the fund's investment objective became a fundamental policy.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913385.101    2089-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Dividend Growth Fund Fidelity® Dividend Growth Fund : FDGFX

This annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend Growth Fund	$ 72	0.67%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picking in information technology and consumer staples, in the latter case primarily within the food, beverage & tobacco industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+267%). This period we decreased our position in GE Vernova. The company was one of our biggest holdings. A second notable relative contributor was an underweight in Apple (-6%). This period we increased our investment in Apple. A non-benchmark stake in Vertiv Holdings gained roughly 85% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Picks in consumer discretionary also hampered the fund's result. Also hurting our result were stock selection and an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in Tidewater (-60%). The stock was not held at period end. A non-benchmark stake in Vistry Group returned -56% and was the second-largest relative detractor. Not owning Palantir Technologies, a benchmark component that gained roughly 326%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to the utilities and health care sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Dividend Growth Fund	17.62%	17.85%	11.20%
Morningstar® US Dividend Growth Index℠	9.72%	13.19%	12.10%
S&P 500® Index	16.33%	15.88%	13.66%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$8,035,399,535
Number of Holdings	130
Total Advisory Fee	$49,879,165
Portfolio Turnover	81%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.4
Industrials	18.7
Financials	17.3
Communication Services	10.9
Energy	8.1
Health Care	5.2
Consumer Staples	4.5
Consumer Discretionary	3.8
Utilities	3.1
Real Estate	2.3
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.5
Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.3
Canada - 3.8
Taiwan - 2.2
United Kingdom - 1.7
Norway - 0.5
Brazil - 0.5
Korea (South) - 0.4
Netherlands - 0.4
Zambia - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.7
Microsoft Corp	6.5
Meta Platforms Inc Class A	5.0
Alphabet Inc Class A	4.5
Boeing Co	3.6
Broadcom Inc	2.7
Brookfield Corp Class A (United States)	2.5
GE Vernova Inc	2.4
Wells Fargo & Co	2.0
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.0
39.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913440.101    330-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Dividend Growth Fund Fidelity® Dividend Growth Fund Class K : FDGKX

This annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 64	0.59%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picking in information technology and consumer staples, in the latter case primarily within the food, beverage & tobacco industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+267%). This period we decreased our position in GE Vernova. The company was one of our biggest holdings. A second notable relative contributor was an underweight in Apple (-6%). This period we increased our investment in Apple. A non-benchmark stake in Vertiv Holdings gained roughly 85% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Picks in consumer discretionary also hampered the fund's result. Also hurting our result were stock selection and an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in Tidewater (-60%). The stock was not held at period end. A non-benchmark stake in Vistry Group returned -56% and was the second-largest relative detractor. Not owning Palantir Technologies, a benchmark component that gained roughly 326%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to the utilities and health care sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	17.68%	17.95%	11.31%
Morningstar® US Dividend Growth Index℠	9.72%	13.19%	12.10%
S&P 500® Index	16.33%	15.88%	13.66%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$8,035,399,535
Number of Holdings	130
Total Advisory Fee	$49,879,165
Portfolio Turnover	81%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	25.4
Industrials	18.7
Financials	17.3
Communication Services	10.9
Energy	8.1
Health Care	5.2
Consumer Staples	4.5
Consumer Discretionary	3.8
Utilities	3.1
Real Estate	2.3
Materials	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.5
Short-Term Investments and Net Other Assets (Liabilities) - (0.5)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 89.3
Canada - 3.8
Taiwan - 2.2
United Kingdom - 1.7
Norway - 0.5
Brazil - 0.5
Korea (South) - 0.4
Netherlands - 0.4
Zambia - 0.4
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	8.7
Microsoft Corp	6.5
Meta Platforms Inc Class A	5.0
Alphabet Inc Class A	4.5
Boeing Co	3.6
Broadcom Inc	2.7
Brookfield Corp Class A (United States)	2.5
GE Vernova Inc	2.4
Wells Fargo & Co	2.0
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.0
39.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913439.101    2083-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Blue Chip Value Fund Fidelity® Blue Chip Value Fund : FBCVX

This annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value Fund	$ 55	0.56%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within the health care sector, where our picks in health care equipment & services hurt most. Investment choices in utilities and communication services pressured performance as well.
•The largest individual relative detractor was our stake in Centene (-55%) a stock we sold prior to period end. The company was among the fund's largest holdings the past 12 months. A stake in UnitedHealth Group (-47%), which we also sold before July 31, hurt as well. Here again, the firm was one of our biggest holdings this period. Another notable relative detractor was an overweight in Cigna (-21%), the fund's largest holding this period.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in communication services. Stock picking and an underweight in materials also boosted relative performance. Investment choices in industrials, primarily within the capital goods industry, also helped.
•The top individual relative contributor was an overweight in Deere (+44%), one of the fund's largest holdings at period end. Outsized exposure to Wells Fargo (+39%), another of our biggest positions on July 31, also helped. An overweight in Ferguson Enterprises (+14%), a position we established the past 12 months and one of our biggest holdings at period end, further bolstered performance.
•Notable changes in positioning include higher allocations to the materials and industrials sectors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Blue Chip Value Fund	-3.28%	10.87%	6.21%
Russell 1000® Value Index	8.79%	13.18%	9.20%
Russell 1000® Index	16.54%	15.49%	13.38%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$559,010,716
Number of Holdings	42
Total Advisory Fee	$3,500,303
Portfolio Turnover	53%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	24.0
Industrials	14.5
Energy	11.1
Communication Services	9.4
Consumer Discretionary	8.4
Health Care	8.2
Consumer Staples	7.4
Information Technology	5.7
Materials	4.7
Utilities	2.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Short-Term Investments and Net Other Assets (Liabilities) - 4.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 92.0
United Kingdom - 5.4
Canada - 2.6

TOP HOLDINGS (% of Fund's net assets)
Shell PLC ADR	6.0
Alphabet Inc Class A	5.2
Exxon Mobil Corp	5.1
Bank of America Corp	4.2
Ferguson Enterprises Inc	3.9
Wells Fargo & Co	3.9
Gen Digital Inc	3.9
Keurig Dr Pepper Inc	3.9
Deere & Co	3.9
PNC Financial Services Group Inc/The	3.7
43.7
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913453.101    1271-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Blue Chip Growth K6 Fund Fidelity® Blue Chip Growth K6 Fund : FBCGX

This annual shareholder report contains information about Fidelity® Blue Chip Growth K6 Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth K6 Fund	$ 51	0.45%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology. Stock picking in industrials also boosted the fund's relative performance. Also helping our relative result were stock selection and an underweight in consumer staples.
•The top individual relative contributor was an underweight in Apple (-6%). The stock was one of the fund's biggest holdings. A second notable relative contributor was an overweight in Nvidia (+52%). The stock was the fund's top holding. Another notable relative contributor was an overweight in AppLovin (+412%). This period we increased our stake in AppLovin.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer discretionary. Stock selection and an overweight in health care also hampered the fund's result. Also hurting our result was an underweight in information technology, primarily within the software & services industry.
•The largest individual relative detractor was an underweight in Palantir Technologies (+489%). A second notable relative detractor was our non-benchmark stake in Snap (-29%). An overweight in lululemon athletica (-22%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
May 25, 2017 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Blue Chip Growth K6 Fund	25.38%	18.21%	20.15%
Russell 1000® Growth Index	23.75%	17.27%	18.52%
Russell 1000® Index	16.54%	15.49%	14.19%
A   From May 25, 2017

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$17,198,586,659
Number of Holdings	379
Total Advisory Fee	$72,727,759
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	45.2
Communication Services	17.6
Consumer Discretionary	16.3
Industrials	6.1
Health Care	5.4
Financials	4.5
Consumer Staples	2.3
Materials	1.0
Real Estate	0.5
Energy	0.3
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.8
Preferred Stocks - 1.6
Bonds - 0.0
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.8
Canada - 1.3
India - 1.0
Taiwan - 1.0
Netherlands - 0.9
United Kingdom - 0.4
China - 0.3
Japan - 0.3
Finland - 0.3
Others - 0.7

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.8
Meta Platforms Inc Class A	6.3
Microsoft Corp	6.0
Amazon.com Inc	5.9
Alphabet Inc Class A	5.0
Broadcom Inc	4.6
Apple Inc	4.4
Netflix Inc	3.3
Eli Lilly & Co	2.2
Marvell Technology Inc	2.0
56.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913548.101    2945-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Blue Chip Growth Fund Fidelity® Blue Chip Growth Fund : FBGRX

This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth Fund	$ 68	0.61%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock selection in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+412%). This period we increased our investment in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The biggest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A non-benchmark stake in Snap returned roughly -29% and was a second notable relative detractor. An underweight in Broadcom (+85%) also hurt. This period we increased our stake in Broadcom. The stock was among the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Blue Chip Growth Fund	23.78%	17.75%	17.99%
Russell 1000® Growth Index	23.75%	17.27%	17.06%
Russell 1000® Index	16.54%	15.49%	13.38%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$79,777,622,105
Number of Holdings	395
Total Advisory Fee	$419,162,456
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.2
Consumer Discretionary	18.4
Communication Services	16.3
Industrials	5.5
Health Care	5.1
Financials	4.1
Consumer Staples	1.4
Materials	0.9
Real Estate	0.5
Energy	0.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 1.9
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.9
Canada - 1.2
India - 1.2
Taiwan - 0.8
Netherlands - 0.8
China - 0.4
United Kingdom - 0.3
Japan - 0.3
Finland - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.5
Amazon.com Inc	8.6
Microsoft Corp	8.4
Apple Inc	7.7
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	4.8
Netflix Inc	3.0
Broadcom Inc	2.7
Eli Lilly & Co	2.0
Marvell Technology Inc	1.8
61.0
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913433.101    312-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Blue Chip Growth Fund Fidelity® Blue Chip Growth Fund Class K : FBGKX

This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 60	0.54%
What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock selection in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+412%). This period we increased our investment in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The biggest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A non-benchmark stake in Snap returned roughly -29% and was a second notable relative detractor. An underweight in Broadcom (+85%) also hurt. This period we increased our stake in Broadcom. The stock was among the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
July 31, 2015 through July 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class K	23.87%	17.85%	18.10%
Russell 1000® Growth Index	23.75%	17.27%	17.06%
Russell 1000® Index	16.54%	15.49%	13.38%

Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$79,777,622,105
Number of Holdings	395
Total Advisory Fee	$419,162,456
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.2
Consumer Discretionary	18.4
Communication Services	16.3
Industrials	5.5
Health Care	5.1
Financials	4.1
Consumer Staples	1.4
Materials	0.9
Real Estate	0.5
Energy	0.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 1.9
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.9
Canada - 1.2
India - 1.2
Taiwan - 0.8
Netherlands - 0.8
China - 0.4
United Kingdom - 0.3
Japan - 0.3
Finland - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.5
Amazon.com Inc	8.6
Microsoft Corp	8.4
Apple Inc	7.7
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	4.8
Netflix Inc	3.0
Broadcom Inc	2.7
Eli Lilly & Co	2.0
Marvell Technology Inc	1.8
61.0
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913432.101    2078-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class A : FLEJX

This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 82	0.98%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by utilities. Security selection in industrials also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Vistra (+169%). The company was among the fund's biggest holdings. A non-benchmark stake in Meta Platforms gained 64% and was the second-largest relative contributor. The company was the fund's biggest holding. A non-benchmark stake in Nvidia gained 52% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the financial services industry. Stock picks in information technology, especially within the software & services industry, also hampered the fund's result. Also detracting were stock selection and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•Not owning Palantir Technologies, a benchmark component that gained 386%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in ON Semiconductor (-28%). Another notable relative detractor was our stake in Crocs (-37%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,902,017,456
Number of Holdings	86
Total Advisory Fee	$22,391,274
Portfolio Turnover	12%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.6
Industrials	19.3
Financials	14.9
Consumer Discretionary	12.3
Communication Services	10.3
Utilities	8.9
Materials	3.3
Health Care	1.8
Consumer Staples	1.6
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.2
Taiwan - 1.4
Netherlands - 1.0
Canada - 0.8
United Kingdom - 0.7
China - 0.7
Hong Kong - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	5.9
Meta Platforms Inc Class A	5.8
Vistra Corp	5.7
Apollo Global Management Inc	3.7
Comfort Systems USA Inc	3.4
Arthur J Gallagher & Co	3.1
Microsoft Corp	3.1
Broadcom Inc	3.0
Constellation Energy Corp	2.8
TopBuild Corp	2.8
39.3
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Leveraged Company Stock Fund merged into Fidelity® Leveraged Company Stock Fund on October 25, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918397.100    7776-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class M : FLELX

This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 103	1.23%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by utilities. Security selection in industrials also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Vistra (+169%). The company was among the fund's biggest holdings. A non-benchmark stake in Meta Platforms gained 64% and was the second-largest relative contributor. The company was the fund's biggest holding. A non-benchmark stake in Nvidia gained 52% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the financial services industry. Stock picks in information technology, especially within the software & services industry, also hampered the fund's result. Also detracting were stock selection and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•Not owning Palantir Technologies, a benchmark component that gained 386%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in ON Semiconductor (-28%). Another notable relative detractor was our stake in Crocs (-37%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,902,017,456
Number of Holdings	86
Total Advisory Fee	$22,391,274
Portfolio Turnover	12%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.6
Industrials	19.3
Financials	14.9
Consumer Discretionary	12.3
Communication Services	10.3
Utilities	8.9
Materials	3.3
Health Care	1.8
Consumer Staples	1.6
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.2
Taiwan - 1.4
Netherlands - 1.0
Canada - 0.8
United Kingdom - 0.7
China - 0.7
Hong Kong - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	5.9
Meta Platforms Inc Class A	5.8
Vistra Corp	5.7
Apollo Global Management Inc	3.7
Comfort Systems USA Inc	3.4
Arthur J Gallagher & Co	3.1
Microsoft Corp	3.1
Broadcom Inc	3.0
Constellation Energy Corp	2.8
TopBuild Corp	2.8
39.3
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Leveraged Company Stock Fund merged into Fidelity® Leveraged Company Stock Fund on October 25, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918401.100    7805-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class C : FLEMX

This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 145	1.73%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by utilities. Security selection in industrials also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Vistra (+169%). The company was among the fund's biggest holdings. A non-benchmark stake in Meta Platforms gained 64% and was the second-largest relative contributor. The company was the fund's biggest holding. A non-benchmark stake in Nvidia gained 52% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the financial services industry. Stock picks in information technology, especially within the software & services industry, also hampered the fund's result. Also detracting were stock selection and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•Not owning Palantir Technologies, a benchmark component that gained 386%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in ON Semiconductor (-28%). Another notable relative detractor was our stake in Crocs (-37%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through July 31, 2025.
Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,902,017,456
Number of Holdings	86
Total Advisory Fee	$22,391,274
Portfolio Turnover	12%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.6
Industrials	19.3
Financials	14.9
Consumer Discretionary	12.3
Communication Services	10.3
Utilities	8.9
Materials	3.3
Health Care	1.8
Consumer Staples	1.6
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.2
Taiwan - 1.4
Netherlands - 1.0
Canada - 0.8
United Kingdom - 0.7
China - 0.7
Hong Kong - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	5.9
Meta Platforms Inc Class A	5.8
Vistra Corp	5.7
Apollo Global Management Inc	3.7
Comfort Systems USA Inc	3.4
Arthur J Gallagher & Co	3.1
Microsoft Corp	3.1
Broadcom Inc	3.0
Constellation Energy Corp	2.8
TopBuild Corp	2.8
39.3
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Leveraged Company Stock Fund merged into Fidelity® Leveraged Company Stock Fund on October 25, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918399.100    7806-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class I : FLENX

This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 61	0.73%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by utilities. Security selection in industrials also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Vistra (+169%). The company was among the fund's biggest holdings. A non-benchmark stake in Meta Platforms gained 64% and was the second-largest relative contributor. The company was the fund's biggest holding. A non-benchmark stake in Nvidia gained 52% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the financial services industry. Stock picks in information technology, especially within the software & services industry, also hampered the fund's result. Also detracting were stock selection and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•Not owning Palantir Technologies, a benchmark component that gained 386%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in ON Semiconductor (-28%). Another notable relative detractor was our stake in Crocs (-37%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through July 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,902,017,456
Number of Holdings	86
Total Advisory Fee	$22,391,274
Portfolio Turnover	12%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.6
Industrials	19.3
Financials	14.9
Consumer Discretionary	12.3
Communication Services	10.3
Utilities	8.9
Materials	3.3
Health Care	1.8
Consumer Staples	1.6
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.2
Taiwan - 1.4
Netherlands - 1.0
Canada - 0.8
United Kingdom - 0.7
China - 0.7
Hong Kong - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	5.9
Meta Platforms Inc Class A	5.8
Vistra Corp	5.7
Apollo Global Management Inc	3.7
Comfort Systems USA Inc	3.4
Arthur J Gallagher & Co	3.1
Microsoft Corp	3.1
Broadcom Inc	3.0
Constellation Energy Corp	2.8
TopBuild Corp	2.8
39.3
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Leveraged Company Stock Fund merged into Fidelity® Leveraged Company Stock Fund on October 25, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918403.100    7807-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Leveraged Company Stock Fund Fidelity Advisor® Leveraged Company Stock Fund Class Z : FLEOX

This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 51	0.61%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by utilities. Security selection in industrials also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Vistra (+169%). The company was among the fund's biggest holdings. A non-benchmark stake in Meta Platforms gained 64% and was the second-largest relative contributor. The company was the fund's biggest holding. A non-benchmark stake in Nvidia gained 52% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the financial services industry. Stock picks in information technology, especially within the software & services industry, also hampered the fund's result. Also detracting were stock selection and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•Not owning Palantir Technologies, a benchmark component that gained 386%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in ON Semiconductor (-28%). Another notable relative detractor was our stake in Crocs (-37%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to communication services.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 18, 2024 through July 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$3,902,017,456
Number of Holdings	86
Total Advisory Fee	$22,391,274
Portfolio Turnover	12%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	26.6
Industrials	19.3
Financials	14.9
Consumer Discretionary	12.3
Communication Services	10.3
Utilities	8.9
Materials	3.3
Health Care	1.8
Consumer Staples	1.6
Energy	0.9

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.9
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.2
Taiwan - 1.4
Netherlands - 1.0
Canada - 0.8
United Kingdom - 0.7
China - 0.7
Hong Kong - 0.2

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	5.9
Meta Platforms Inc Class A	5.8
Vistra Corp	5.7
Apollo Global Management Inc	3.7
Comfort Systems USA Inc	3.4
Arthur J Gallagher & Co	3.1
Microsoft Corp	3.1
Broadcom Inc	3.0
Constellation Energy Corp	2.8
TopBuild Corp	2.8
39.3
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Leveraged Company Stock Fund merged into Fidelity® Leveraged Company Stock Fund on October 25, 2024.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918405.100    7808-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class A : FBCCX

This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 86	0.97%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock selection in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+412%). This period we increased our investment in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The biggest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A non-benchmark stake in Snap returned roughly -29% and was a second notable relative detractor. An underweight in Broadcom (+85%) also hurt. This period we increased our stake in Broadcom. The stock was among the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$79,777,622,105
Number of Holdings	395
Total Advisory Fee	$419,162,456
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.2
Consumer Discretionary	18.4
Communication Services	16.3
Industrials	5.5
Health Care	5.1
Financials	4.1
Consumer Staples	1.4
Materials	0.9
Real Estate	0.5
Energy	0.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 1.9
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.9
Canada - 1.2
India - 1.2
Taiwan - 0.8
Netherlands - 0.8
China - 0.4
United Kingdom - 0.3
Japan - 0.3
Finland - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.5
Amazon.com Inc	8.6
Microsoft Corp	8.4
Apple Inc	7.7
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	4.8
Netflix Inc	3.0
Broadcom Inc	2.7
Eli Lilly & Co	2.0
Marvell Technology Inc	1.8
61.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918458.100    7819-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class M : FBCEX

This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 107	1.21%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock selection in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+412%). This period we increased our investment in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The biggest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A non-benchmark stake in Snap returned roughly -29% and was a second notable relative detractor. An underweight in Broadcom (+85%) also hurt. This period we increased our stake in Broadcom. The stock was among the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$79,777,622,105
Number of Holdings	395
Total Advisory Fee	$419,162,456
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.2
Consumer Discretionary	18.4
Communication Services	16.3
Industrials	5.5
Health Care	5.1
Financials	4.1
Consumer Staples	1.4
Materials	0.9
Real Estate	0.5
Energy	0.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 1.9
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.9
Canada - 1.2
India - 1.2
Taiwan - 0.8
Netherlands - 0.8
China - 0.4
United Kingdom - 0.3
Japan - 0.3
Finland - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.5
Amazon.com Inc	8.6
Microsoft Corp	8.4
Apple Inc	7.7
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	4.8
Netflix Inc	3.0
Broadcom Inc	2.7
Eli Lilly & Co	2.0
Marvell Technology Inc	1.8
61.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918462.100    7820-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class C : FBCHX

This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 152	1.72%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock selection in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+412%). This period we increased our investment in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The biggest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A non-benchmark stake in Snap returned roughly -29% and was a second notable relative detractor. An underweight in Broadcom (+85%) also hurt. This period we increased our stake in Broadcom. The stock was among the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through July 31, 2025.
Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$79,777,622,105
Number of Holdings	395
Total Advisory Fee	$419,162,456
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.2
Consumer Discretionary	18.4
Communication Services	16.3
Industrials	5.5
Health Care	5.1
Financials	4.1
Consumer Staples	1.4
Materials	0.9
Real Estate	0.5
Energy	0.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 1.9
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.9
Canada - 1.2
India - 1.2
Taiwan - 0.8
Netherlands - 0.8
China - 0.4
United Kingdom - 0.3
Japan - 0.3
Finland - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.5
Amazon.com Inc	8.6
Microsoft Corp	8.4
Apple Inc	7.7
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	4.8
Netflix Inc	3.0
Broadcom Inc	2.7
Eli Lilly & Co	2.0
Marvell Technology Inc	1.8
61.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918460.100    7821-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class I : FBCJX

This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 64	0.72%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock selection in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+412%). This period we increased our investment in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The biggest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A non-benchmark stake in Snap returned roughly -29% and was a second notable relative detractor. An underweight in Broadcom (+85%) also hurt. This period we increased our stake in Broadcom. The stock was among the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through July 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$79,777,622,105
Number of Holdings	395
Total Advisory Fee	$419,162,456
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.2
Consumer Discretionary	18.4
Communication Services	16.3
Industrials	5.5
Health Care	5.1
Financials	4.1
Consumer Staples	1.4
Materials	0.9
Real Estate	0.5
Energy	0.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 1.9
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.9
Canada - 1.2
India - 1.2
Taiwan - 0.8
Netherlands - 0.8
China - 0.4
United Kingdom - 0.3
Japan - 0.3
Finland - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.5
Amazon.com Inc	8.6
Microsoft Corp	8.4
Apple Inc	7.7
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	4.8
Netflix Inc	3.0
Broadcom Inc	2.7
Eli Lilly & Co	2.0
Marvell Technology Inc	1.8
61.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918464.100    7822-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® Blue Chip Growth Fund Fidelity Advisor® Blue Chip Growth Fund Class Z : FBCKX

This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 54	0.61%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock selection in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+412%). This period we increased our investment in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The biggest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A non-benchmark stake in Snap returned roughly -29% and was a second notable relative detractor. An underweight in Broadcom (+85%) also hurt. This period we increased our stake in Broadcom. The stock was among the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through July 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$79,777,622,105
Number of Holdings	395
Total Advisory Fee	$419,162,456
Portfolio Turnover	34%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	47.2
Consumer Discretionary	18.4
Communication Services	16.3
Industrials	5.5
Health Care	5.1
Financials	4.1
Consumer Staples	1.4
Materials	0.9
Real Estate	0.5
Energy	0.4
Utilities	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.0
Preferred Stocks - 1.9
Bonds - 0.1
Preferred Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.9
Canada - 1.2
India - 1.2
Taiwan - 0.8
Netherlands - 0.8
China - 0.4
United Kingdom - 0.3
Japan - 0.3
Finland - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	16.5
Amazon.com Inc	8.6
Microsoft Corp	8.4
Apple Inc	7.7
Meta Platforms Inc Class A	5.5
Alphabet Inc Class A	4.8
Netflix Inc	3.0
Broadcom Inc	2.7
Eli Lilly & Co	2.0
Marvell Technology Inc	1.8
61.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918466.100    7823-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class A : FOTDX

This annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 93	1.05%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Investment choices and an overweight in communication services, primarily among media & entertainment stocks, also boosted relative performance. Also lifting the fund's relative result was security selection in health care, most notably in health care equipment & services.
•The fund's non-benchmark stake in Circle Internet Group gained roughly 121% and was the top individual relative contributor. This was a stake we established the past 12 months. Out-of-index exposure to Reddit (+164%) helped as well, followed by an overweight in Netflix (+84%), one of our biggest holdings.
•In contrast, the largest detractor from performance versus the benchmark was an overweight in health care. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Picks in consumer discretionary hurt as well.
•The largest individual relative detractor was an underweight in Broadcom (+85%), a position we added to this period, making it one of our largest holdings. A stake in Regeneron Pharmaceuticals (-47%) also hurt, though the stock was no longer held at period end. An outsized position in Apple (-6%) was another detractor. The company was the fund's biggest holding this period, on average.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$32,809,438,777
Number of Holdings	161
Total Advisory Fee	$216,631,906
Portfolio Turnover	53%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.0
Communication Services	19.0
Consumer Discretionary	9.1
Health Care	8.5
Industrials	4.8
Financials	1.7
Consumer Staples	1.5
Energy	0.6
Utilities	0.6
Real Estate	0.2
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.7
Domestic Equity Funds - 3.4
Preferred Stocks - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Taiwan - 2.8
Netherlands - 1.4
Korea (South) - 0.8
China - 0.6
Brazil - 0.4
United Kingdom - 0.3
Canada - 0.3
Denmark - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.1
Microsoft Corp	10.1
Apple Inc	9.8
Amazon.com Inc	6.5
Alphabet Inc Class A	5.2
Meta Platforms Inc Class A	4.8
Invesco QQQ Trust ETF	3.4
Broadcom Inc	3.0
Alphabet Inc Class C	2.9
Netflix Inc	2.7
63.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918488.100    7814-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class M : FOTEX

This annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 114	1.30%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Investment choices and an overweight in communication services, primarily among media & entertainment stocks, also boosted relative performance. Also lifting the fund's relative result was security selection in health care, most notably in health care equipment & services.
•The fund's non-benchmark stake in Circle Internet Group gained roughly 121% and was the top individual relative contributor. This was a stake we established the past 12 months. Out-of-index exposure to Reddit (+164%) helped as well, followed by an overweight in Netflix (+84%), one of our biggest holdings.
•In contrast, the largest detractor from performance versus the benchmark was an overweight in health care. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Picks in consumer discretionary hurt as well.
•The largest individual relative detractor was an underweight in Broadcom (+85%), a position we added to this period, making it one of our largest holdings. A stake in Regeneron Pharmaceuticals (-47%) also hurt, though the stock was no longer held at period end. An outsized position in Apple (-6%) was another detractor. The company was the fund's biggest holding this period, on average.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through July 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$32,809,438,777
Number of Holdings	161
Total Advisory Fee	$216,631,906
Portfolio Turnover	53%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.0
Communication Services	19.0
Consumer Discretionary	9.1
Health Care	8.5
Industrials	4.8
Financials	1.7
Consumer Staples	1.5
Energy	0.6
Utilities	0.6
Real Estate	0.2
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.7
Domestic Equity Funds - 3.4
Preferred Stocks - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Taiwan - 2.8
Netherlands - 1.4
Korea (South) - 0.8
China - 0.6
Brazil - 0.4
United Kingdom - 0.3
Canada - 0.3
Denmark - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.1
Microsoft Corp	10.1
Apple Inc	9.8
Amazon.com Inc	6.5
Alphabet Inc Class A	5.2
Meta Platforms Inc Class A	4.8
Invesco QQQ Trust ETF	3.4
Broadcom Inc	3.0
Alphabet Inc Class C	2.9
Netflix Inc	2.7
63.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918492.100    7815-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class C : FOTGX

This annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 157	1.79%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Investment choices and an overweight in communication services, primarily among media & entertainment stocks, also boosted relative performance. Also lifting the fund's relative result was security selection in health care, most notably in health care equipment & services.
•The fund's non-benchmark stake in Circle Internet Group gained roughly 121% and was the top individual relative contributor. This was a stake we established the past 12 months. Out-of-index exposure to Reddit (+164%) helped as well, followed by an overweight in Netflix (+84%), one of our biggest holdings.
•In contrast, the largest detractor from performance versus the benchmark was an overweight in health care. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Picks in consumer discretionary hurt as well.
•The largest individual relative detractor was an underweight in Broadcom (+85%), a position we added to this period, making it one of our largest holdings. A stake in Regeneron Pharmaceuticals (-47%) also hurt, though the stock was no longer held at period end. An outsized position in Apple (-6%) was another detractor. The company was the fund's biggest holding this period, on average.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through July 31, 2025.
Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$32,809,438,777
Number of Holdings	161
Total Advisory Fee	$216,631,906
Portfolio Turnover	53%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.0
Communication Services	19.0
Consumer Discretionary	9.1
Health Care	8.5
Industrials	4.8
Financials	1.7
Consumer Staples	1.5
Energy	0.6
Utilities	0.6
Real Estate	0.2
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.7
Domestic Equity Funds - 3.4
Preferred Stocks - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Taiwan - 2.8
Netherlands - 1.4
Korea (South) - 0.8
China - 0.6
Brazil - 0.4
United Kingdom - 0.3
Canada - 0.3
Denmark - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.1
Microsoft Corp	10.1
Apple Inc	9.8
Amazon.com Inc	6.5
Alphabet Inc Class A	5.2
Meta Platforms Inc Class A	4.8
Invesco QQQ Trust ETF	3.4
Broadcom Inc	3.0
Alphabet Inc Class C	2.9
Netflix Inc	2.7
63.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918490.100    7816-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class I : FOTHX

This annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 70	0.79%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Investment choices and an overweight in communication services, primarily among media & entertainment stocks, also boosted relative performance. Also lifting the fund's relative result was security selection in health care, most notably in health care equipment & services.
•The fund's non-benchmark stake in Circle Internet Group gained roughly 121% and was the top individual relative contributor. This was a stake we established the past 12 months. Out-of-index exposure to Reddit (+164%) helped as well, followed by an overweight in Netflix (+84%), one of our biggest holdings.
•In contrast, the largest detractor from performance versus the benchmark was an overweight in health care. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Picks in consumer discretionary hurt as well.
•The largest individual relative detractor was an underweight in Broadcom (+85%), a position we added to this period, making it one of our largest holdings. A stake in Regeneron Pharmaceuticals (-47%) also hurt, though the stock was no longer held at period end. An outsized position in Apple (-6%) was another detractor. The company was the fund's biggest holding this period, on average.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through July 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$32,809,438,777
Number of Holdings	161
Total Advisory Fee	$216,631,906
Portfolio Turnover	53%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.0
Communication Services	19.0
Consumer Discretionary	9.1
Health Care	8.5
Industrials	4.8
Financials	1.7
Consumer Staples	1.5
Energy	0.6
Utilities	0.6
Real Estate	0.2
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.7
Domestic Equity Funds - 3.4
Preferred Stocks - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Taiwan - 2.8
Netherlands - 1.4
Korea (South) - 0.8
China - 0.6
Brazil - 0.4
United Kingdom - 0.3
Canada - 0.3
Denmark - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.1
Microsoft Corp	10.1
Apple Inc	9.8
Amazon.com Inc	6.5
Alphabet Inc Class A	5.2
Meta Platforms Inc Class A	4.8
Invesco QQQ Trust ETF	3.4
Broadcom Inc	3.0
Alphabet Inc Class C	2.9
Netflix Inc	2.7
63.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918494.100    7817-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025
Fidelity® OTC Portfolio Fidelity Advisor® OTC Fund Class Z : FOTJX

This annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 61	0.69%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Investment choices and an overweight in communication services, primarily among media & entertainment stocks, also boosted relative performance. Also lifting the fund's relative result was security selection in health care, most notably in health care equipment & services.
•The fund's non-benchmark stake in Circle Internet Group gained roughly 121% and was the top individual relative contributor. This was a stake we established the past 12 months. Out-of-index exposure to Reddit (+164%) helped as well, followed by an overweight in Netflix (+84%), one of our biggest holdings.
•In contrast, the largest detractor from performance versus the benchmark was an overweight in health care. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Picks in consumer discretionary hurt as well.
•The largest individual relative detractor was an underweight in Broadcom (+85%), a position we added to this period, making it one of our largest holdings. A stake in Regeneron Pharmaceuticals (-47%) also hurt, though the stock was no longer held at period end. An outsized position in Apple (-6%) was another detractor. The company was the fund's biggest holding this period, on average.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary stocks.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 8, 2024 through July 31, 2025.
Initial investment of $10,000.

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$32,809,438,777
Number of Holdings	161
Total Advisory Fee	$216,631,906
Portfolio Turnover	53%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	50.0
Communication Services	19.0
Consumer Discretionary	9.1
Health Care	8.5
Industrials	4.8
Financials	1.7
Consumer Staples	1.5
Energy	0.6
Utilities	0.6
Real Estate	0.2
Materials	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 94.7
Domestic Equity Funds - 3.4
Preferred Stocks - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 93.3
Taiwan - 2.8
Netherlands - 1.4
Korea (South) - 0.8
China - 0.6
Brazil - 0.4
United Kingdom - 0.3
Canada - 0.3
Denmark - 0.1

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	15.1
Microsoft Corp	10.1
Apple Inc	9.8
Amazon.com Inc	6.5
Alphabet Inc Class A	5.2
Meta Platforms Inc Class A	4.8
Invesco QQQ Trust ETF	3.4
Broadcom Inc	3.0
Alphabet Inc Class C	2.9
Netflix Inc	2.7
63.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918496.100    7818-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth & Income Portfolio Fidelity Advisor® Growth & Income Fund Class A : FGIDX

This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period March 20, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 32	0.82%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials also boosted relative performance. Also helping our relative result were picks in energy.
•The top individual relative contributor was an overweight in GE Vernova (+255%). The company was among our largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+60%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+39%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result were picks and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Nvidia (+52%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an overweight in Exxon Mobil (-3%). The company was among the fund's biggest holdings. An overweight in UnitedHealth Group (-56%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$12,598,565,070
Number of Holdings	171
Total Advisory Fee	$58,489,796
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.2
Financials	19.3
Industrials	18.6
Health Care	9.7
Energy	9.4
Consumer Staples	5.5
Communication Services	4.9
Utilities	2.4
Consumer Discretionary	2.0
Materials	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
Preferred Stocks - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 2.0
United Kingdom - 1.2
Germany - 1.2
Belgium - 1.0
Zambia - 0.9
France - 0.8
Netherlands - 0.8
Taiwan - 0.8
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.5
Wells Fargo & Co	6.6
Exxon Mobil Corp	5.3
GE Aerospace	4.7
NVIDIA Corp	4.2
GE Vernova Inc	3.8
Bank of America Corp	3.1
Apple Inc	2.5
Boeing Co	2.4
Shell PLC ADR	2.2
43.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Growth & Income Fund merged into Fidelity® Growth & Income Portfolio on March 28, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919311.100    8997-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth & Income Portfolio Fidelity Advisor® Growth & Income Fund Class M : FGIEX

This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period March 20, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 42	1.07%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials also boosted relative performance. Also helping our relative result were picks in energy.
•The top individual relative contributor was an overweight in GE Vernova (+255%). The company was among our largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+60%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+39%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result were picks and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Nvidia (+52%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an overweight in Exxon Mobil (-3%). The company was among the fund's biggest holdings. An overweight in UnitedHealth Group (-56%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$12,598,565,070
Number of Holdings	171
Total Advisory Fee	$58,489,796
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.2
Financials	19.3
Industrials	18.6
Health Care	9.7
Energy	9.4
Consumer Staples	5.5
Communication Services	4.9
Utilities	2.4
Consumer Discretionary	2.0
Materials	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
Preferred Stocks - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 2.0
United Kingdom - 1.2
Germany - 1.2
Belgium - 1.0
Zambia - 0.9
France - 0.8
Netherlands - 0.8
Taiwan - 0.8
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.5
Wells Fargo & Co	6.6
Exxon Mobil Corp	5.3
GE Aerospace	4.7
NVIDIA Corp	4.2
GE Vernova Inc	3.8
Bank of America Corp	3.1
Apple Inc	2.5
Boeing Co	2.4
Shell PLC ADR	2.2
43.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Growth & Income Fund merged into Fidelity® Growth & Income Portfolio on March 28, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919313.100    8998-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth & Income Portfolio Fidelity Advisor® Growth & Income Fund Class C : FGIJX

This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period March 20, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 61	1.57%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials also boosted relative performance. Also helping our relative result were picks in energy.
•The top individual relative contributor was an overweight in GE Vernova (+255%). The company was among our largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+60%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+39%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result were picks and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Nvidia (+52%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an overweight in Exxon Mobil (-3%). The company was among the fund's biggest holdings. An overweight in UnitedHealth Group (-56%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$12,598,565,070
Number of Holdings	171
Total Advisory Fee	$58,489,796
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.2
Financials	19.3
Industrials	18.6
Health Care	9.7
Energy	9.4
Consumer Staples	5.5
Communication Services	4.9
Utilities	2.4
Consumer Discretionary	2.0
Materials	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
Preferred Stocks - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 2.0
United Kingdom - 1.2
Germany - 1.2
Belgium - 1.0
Zambia - 0.9
France - 0.8
Netherlands - 0.8
Taiwan - 0.8
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.5
Wells Fargo & Co	6.6
Exxon Mobil Corp	5.3
GE Aerospace	4.7
NVIDIA Corp	4.2
GE Vernova Inc	3.8
Bank of America Corp	3.1
Apple Inc	2.5
Boeing Co	2.4
Shell PLC ADR	2.2
43.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Growth & Income Fund merged into Fidelity® Growth & Income Portfolio on March 28, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919315.100    8999-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth & Income Portfolio Fidelity Advisor® Growth & Income Fund Class I : FGJDX

This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period March 20, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 22	0.57%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials also boosted relative performance. Also helping our relative result were picks in energy.
•The top individual relative contributor was an overweight in GE Vernova (+255%). The company was among our largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+60%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+39%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result were picks and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Nvidia (+52%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an overweight in Exxon Mobil (-3%). The company was among the fund's biggest holdings. An overweight in UnitedHealth Group (-56%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$12,598,565,070
Number of Holdings	171
Total Advisory Fee	$58,489,796
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.2
Financials	19.3
Industrials	18.6
Health Care	9.7
Energy	9.4
Consumer Staples	5.5
Communication Services	4.9
Utilities	2.4
Consumer Discretionary	2.0
Materials	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
Preferred Stocks - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 2.0
United Kingdom - 1.2
Germany - 1.2
Belgium - 1.0
Zambia - 0.9
France - 0.8
Netherlands - 0.8
Taiwan - 0.8
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.5
Wells Fargo & Co	6.6
Exxon Mobil Corp	5.3
GE Aerospace	4.7
NVIDIA Corp	4.2
GE Vernova Inc	3.8
Bank of America Corp	3.1
Apple Inc	2.5
Boeing Co	2.4
Shell PLC ADR	2.2
43.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Growth & Income Fund merged into Fidelity® Growth & Income Portfolio on March 28, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919317.100    9000-TSRA-0925

ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Growth & Income Portfolio Fidelity Advisor® Growth & Income Fund Class Z : FGJEX

This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period March 20, 2025 to July 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 18	0.45%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials also boosted relative performance. Also helping our relative result were picks in energy.
•The top individual relative contributor was an overweight in GE Vernova (+255%). The company was among our largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+60%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+39%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result were picks and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Nvidia (+52%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an overweight in Exxon Mobil (-3%). The company was among the fund's biggest holdings. An overweight in UnitedHealth Group (-56%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Key Fund Statistics
(as of July 31, 2025)

KEY FACTS
Fund Size	$12,598,565,070
Number of Holdings	171
Total Advisory Fee	$58,489,796
Portfolio Turnover	15%
What did the Fund invest in?
(as of July 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Information Technology	22.2
Financials	19.3
Industrials	18.6
Health Care	9.7
Energy	9.4
Consumer Staples	5.5
Communication Services	4.9
Utilities	2.4
Consumer Discretionary	2.0
Materials	1.6
Real Estate	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.6
Preferred Stocks - 1.3
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.7
Canada - 2.0
United Kingdom - 1.2
Germany - 1.2
Belgium - 1.0
Zambia - 0.9
France - 0.8
Netherlands - 0.8
Taiwan - 0.8
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
Microsoft Corp	8.5
Wells Fargo & Co	6.6
Exxon Mobil Corp	5.3
GE Aerospace	4.7
NVIDIA Corp	4.2
GE Vernova Inc	3.8
Bank of America Corp	3.1
Apple Inc	2.5
Boeing Co	2.4
Shell PLC ADR	2.2
43.3
How has the Fund changed?

This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Growth & Income Fund merged into Fidelity® Growth & Income Portfolio on March 28, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919319.100    9001-TSRA-0925

Item 2.

Code of Ethics

As of the end of the period, July 31, 2025, Fidelity Securities Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Blue Chip Growth Fund, Fidelity Blue Chip Growth K6 Fund, Fidelity OTC K6 Portfolio, Fidelity OTC Portfolio, Fidelity Real Estate Income Fund, Fidelity Series Blue Chip Growth Fund, Fidelity Series Real Estate Income Fund and Fidelity Series Small Cap Opportunities Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Blue Chip Growth Fund	$91,500	$-	$7,700	$1,200
Fidelity Blue Chip Growth K6 Fund	$65,200	$-	$4,000	$800
Fidelity OTC K6 Portfolio	$65,500	$-	$6,700	$1,100
Fidelity OTC Portfolio	$75,000	$-	$9,200	$1,200
Fidelity Real Estate Income Fund	$85,500	$-	$9,000	$1,400
Fidelity Series Blue Chip Growth Fund	$68,000	$-	$7,700	$1,100
Fidelity Series Real Estate Income Fund	$74,700	$-	$9,000	$1,300
Fidelity Series Small Cap Opportunities Fund	$41,100	$-	$7,500	$700

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Blue Chip Growth Fund	$83,300	$-	$10,400	$1,600
Fidelity Blue Chip Growth K6 Fund	$55,200	$-	$6,900	$1,100
Fidelity OTC K6 Portfolio	$68,900	$-	$9,900	$1,500
Fidelity OTC Portfolio	$70,000	$-	$9,900	$1,600
Fidelity Real Estate Income Fund	$81,900	$-	$13,100	$1,900
Fidelity Series Blue Chip Growth Fund	$65,400	$-	$8,400	$1,600
Fidelity Series Real Estate Income Fund	$71,900	$-	$9,700	$1,700
Fidelity Series Small Cap Opportunities Fund	$39,500	$-	$8,400	$1,000

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Blue Chip Value Fund, Fidelity Dividend Growth Fund, Fidelity Growth & Income Portfolio, Fidelity Leveraged Company Stock Fund, Fidelity Small Cap Growth Fund, Fidelity Small Cap Growth K6 Fund and Fidelity Small Cap Value Fund (the “Funds”):

Services Billed by PwC

July 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Blue Chip Value Fund	$54,200	$3,900	$9,100	$1,300
Fidelity Dividend Growth Fund	$60,300	$4,500	$9,100	$1,500
Fidelity Growth & Income Portfolio	$63,000	$5,200	$11,300	$1,700
Fidelity Leveraged Company Stock Fund	$55,200	$4,300	$11,400	$1,400
Fidelity Small Cap Growth Fund	$52,700	$3,700	$14,300	$1,200
Fidelity Small Cap Growth K6 Fund	$48,700	$3,100	$5,700	$1,000
Fidelity Small Cap Value Fund	$48,400	$4,000	$9,100	$1,300

July 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Blue Chip Value Fund	$44,200	$4,100	$8,800	$1,400
Fidelity Dividend Growth Fund	$53,200	$4,800	$11,400	$1,600
Fidelity Growth & Income Portfolio	$60,400	$5,500	$11,000	$1,900
Fidelity Leveraged Company Stock Fund	$44,200	$4,300	$11,100	$1,500
Fidelity Small Cap Growth Fund	$42,400	$4,000	$16,600	$1,400
Fidelity Small Cap Growth K6 Fund	$39,500	$3,700	$10,600	$1,200
Fidelity Small Cap Value Fund	$45,900	$4,200	$8,800	$1,400

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2025A	July 31, 2024A
Audit-Related Fees	$125,000	$200,000
Tax Fees	$-	$-
All Other Fees	$2,970,400	$1,929,500

A Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2025A	July 31, 2024A
Audit-Related Fees	$9,680,100	$9,437,800
Tax Fees	$1,000	$61,000
All Other Fees	$-	$35,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	July 31, 2025A	July 31, 2024A
Deloitte Entities	$3,501,800	$5,037,200
PwC	$14,745,700	$15,127,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Small Cap Value Fund

Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Small Cap Value Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.9%
	Shares	Value ($)
BERMUDA - 1.8%
Financials - 1.8%
Banks - 1.8%
Bank of Nt Butterfield & Son Ltd/The (United States)	1,760,000	80,097,600
CANADA - 3.5%
Energy - 0.7%
Energy Equipment & Services - 0.7%
CES Energy Solutions Corp (a)	6,250,000	32,702,439
Financials - 0.5%
Financial Services - 0.5%
ECN Capital Corp (a)	10,243,751	22,474,742
Utilities - 2.3%
Gas Utilities - 2.3%
Brookfield Infrastructure Corp (United States) (a)	2,585,750	100,947,681
TOTAL CANADA		156,124,862
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Merus NV (b)	138,301	9,161,058
UNITED STATES - 93.4%
Consumer Discretionary - 12.1%
Diversified Consumer Services - 0.7%
KinderCare Learning Cos Inc (a)(b)	3,389,146	32,569,693
Hotels, Restaurants & Leisure - 1.1%
Wyndham Hotels & Resorts Inc	560,000	48,160,000
Household Durables - 3.6%
Installed Building Products Inc (a)	87,604	17,721,413
KB Home	1,818,130	100,469,864
Taylor Morrison Home Corp (b)	705,900	41,845,752
		160,037,029
Specialty Retail - 4.5%
American Eagle Outfitters Inc (a)	6,000,258	64,802,786
Murphy USA Inc	170,848	61,928,983
Signet Jewelers Ltd (a)	865,000	68,421,500
		195,153,269
Textiles, Apparel & Luxury Goods - 2.2%
Capri Holdings Ltd (b)	519,601	9,451,542
PVH Corp	897,382	65,885,787
Under Armour Inc Class A (a)(b)	3,197,650	21,232,396
		96,569,725
TOTAL CONSUMER DISCRETIONARY		532,489,716

Consumer Staples - 0.6%
Food Products - 0.6%
J & J Snack Foods Corp	227,139	25,641,721
Energy - 4.5%
Energy Equipment & Services - 2.3%
Atlas Energy Solutions Inc (a)	2,295,000	29,835,000
Cactus Inc Class A	730,148	30,892,562
Kodiak Gas Services Inc (a)	1,258,121	40,675,052
		101,402,614
Oil, Gas & Consumable Fuels - 2.2%
Chord Energy Corp	310,000	34,202,300
Core Natural Resources Inc	820,000	60,524,200
		94,726,500
TOTAL ENERGY		196,129,114

Financials - 27.8%
Banks - 15.5%
Axos Financial Inc (b)	324,671	28,035,341
BOK Financial Corp	588,837	59,784,621
Cadence Bank	2,660,326	92,712,361
Eastern Bankshares Inc	6,177,339	95,439,888
First Bancorp/Southern Pines NC	63,380	3,174,704
Old National Bancorp/IN	4,768,286	100,658,517
SouthState Corp	668,746	62,975,811
Synovus Financial Corp	330,992	15,636,062
TriCo Bancshares	673,716	27,703,202
UMB Financial Corp	815,477	89,694,315
Webster Financial Corp	539,700	31,113,705
Wintrust Financial Corp	549,803	70,363,788
		677,292,315
Capital Markets - 2.2%
AllianceBernstein Holding LP (a)	1,133,857	46,250,027
Lazard Inc	989,895	51,454,742
		97,704,769
Consumer Finance - 1.5%
FirstCash Holdings Inc	504,780	67,282,126
Financial Services - 2.0%
Federal Agricultural Mortgage Corp Class C	145,000	24,979,150
HA Sustainable Infrastructure Capital Inc (a)	2,440,205	63,372,124
		88,351,274
Insurance - 6.6%
Axis Capital Holdings Ltd	695,000	65,218,800
Baldwin Insurance Group Inc/The Class A (a)(b)	1,911,599	70,423,307
Old Republic International Corp	1,912,281	69,167,204
Primerica Inc	317,615	84,368,072
		289,177,383
TOTAL FINANCIALS		1,219,807,867

Health Care - 5.8%
Biotechnology - 1.5%
CG oncology Inc (b)	205,905	5,495,604
Cogent Biosciences Inc (b)	375,000	4,282,500
Cytokinetics Inc (b)	500,853	18,852,107
Disc Medicine Inc (b)	124,424	7,435,578
Soleno Therapeutics Inc (b)	74,300	6,424,721
Spyre Therapeutics Inc (a)(b)	340,564	5,779,371
Vaxcyte Inc (b)	581,133	19,729,466
		67,999,347
Health Care Providers & Services - 2.9%
AMN Healthcare Services Inc (b)	1,830,849	33,577,771
BrightSpring Health Services Inc (a)(b)	2,560,380	52,871,847
Pediatrix Medical Group Inc (a)(b)	1,971,387	24,149,491
Pennant Group Inc/The (b)	822,212	18,228,440
		128,827,549
Health Care Technology - 0.6%
Evolent Health Inc Class A (b)	2,544,086	25,568,064
Pharmaceuticals - 0.8%
Enliven Therapeutics Inc (a)(b)	273,477	5,144,102
Ligand Pharmaceuticals Inc (b)	215,000	28,289,700
		33,433,802
TOTAL HEALTH CARE		255,828,762

Industrials - 18.6%
Building Products - 0.6%
Masterbrand Inc (b)	2,312,239	25,503,996
Construction & Engineering - 1.2%
IES Holdings Inc (b)	152,913	53,988,993
Ground Transportation - 2.4%
ArcBest Corp	350,080	25,601,350
Knight-Swift Transportation Holdings Inc	1,254,600	53,320,500
Saia Inc (b)	90,000	27,201,600
		106,123,450
Machinery - 6.7%
Atmus Filtration Technologies Inc	930,000	36,186,300
Blue Bird Corp (a)(b)(c)	1,977,811	88,586,155
Enpro Inc	185,086	39,314,117
JBT Marel Corp	266,618	36,739,960
REV Group Inc (a)	1,877,420	93,026,162
		293,852,694
Professional Services - 5.7%
Genpact Ltd	1,432,957	63,121,756
KBR Inc	1,304,038	60,950,736
Parsons Corp (a)(b)	870,000	64,554,000
Science Applications International Corp	557,256	62,122,899
		250,749,391
Trading Companies & Distributors - 2.0%
DXP Enterprises Inc/TX (b)	405,250	45,898,615
Herc Holdings Inc (a)	367,500	42,927,675
		88,826,290
TOTAL INDUSTRIALS		819,044,814

Information Technology - 8.6%
Electronic Equipment, Instruments & Components - 5.2%
Bel Fuse Inc Class B	223,799	29,102,822
Insight Enterprises Inc (b)	886,510	105,122,356
Sanmina Corp (b)	603,578	70,039,191
Vontier Corp	565,000	23,430,550
		227,694,919
IT Services - 1.3%
Kyndryl Holdings Inc (b)	1,545,240	58,363,715
Semiconductors & Semiconductor Equipment - 2.1%
Onto Innovation Inc (b)	440,000	41,690,000
Penguin Solutions Inc (a)(b)	2,150,000	50,675,500
		92,365,500
TOTAL INFORMATION TECHNOLOGY		378,424,134

Materials - 3.7%
Construction Materials - 2.6%
Eagle Materials Inc	246,000	55,175,340
Knife River Corp (a)(b)	725,000	59,798,000
		114,973,340
Containers & Packaging - 1.1%
Graphic Packaging Holding CO (a)	2,110,000	47,179,600
TOTAL MATERIALS		162,152,940

Real Estate - 10.5%
Health Care REITs - 1.8%
American Healthcare REIT Inc	59,634	2,304,258
CareTrust REIT Inc	2,391,581	76,052,276
		78,356,534
Office REITs - 1.1%
Douglas Emmett Inc	3,205,028	48,588,224
Real Estate Management & Development - 2.5%
Compass Inc Class A (b)	9,480,000	75,271,200
Cushman & Wakefield PLC (b)	2,976,225	36,280,183
		111,551,383
Retail REITs - 3.5%
Acadia Realty Trust	2,769,400	51,843,168
Curbline Properties Corp	1,318,892	29,147,513
Macerich Co/The	2,901,800	48,489,078
SITE Centers Corp	2,441,270	26,292,478
		155,772,237
Specialized REITs - 1.6%
National Storage Affiliates Trust	819,000	24,127,740
Outfront Media Inc	2,526,168	44,283,725
		68,411,465
TOTAL REAL ESTATE		462,679,843

Utilities - 1.2%
Water Utilities - 1.2%
California Water Service Group (a)	1,144,961	52,061,377
TOTAL UNITED STATES		4,104,260,288
TOTAL COMMON STOCKS (Cost $4,006,600,866)		4,349,643,808

Money Market Funds - 5.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.33	53,250,311	53,260,961
Fidelity Securities Lending Cash Central Fund (d)(e)	4.33	207,717,212	207,737,983
TOTAL MONEY MARKET FUNDS (Cost $260,998,944)			260,998,944

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $4,267,599,810)	4,610,642,752
NET OTHER ASSETS (LIABILITIES) - (4.8)%	(211,880,635)
NET ASSETS - 100.0%	4,398,762,117

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,491,302	1,924,568,202	1,945,798,543	2,433,048	-	-	53,260,961	53,250,311	0.1%
Fidelity Securities Lending Cash Central Fund	321,942,029	1,911,664,919	2,025,868,965	1,791,711	-	-	207,737,983	207,717,212	0.8%
Total	396,433,331	3,836,233,121	3,971,667,508	4,224,759	-	-	260,998,944

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
AMN Healthcare Serices Inc	97,147,693	65,567,842	47,817,083	-	(55,883,559)	(25,437,122)	-	-
Blue Bird Corp	32,705,300	61,373,788	1,507,099	-	(718,733)	(3,267,101)	88,586,155	1,977,811
Owens & Minor Inc	81,344,368	6,140,060	50,062,157	-	(107,404,502)	69,982,231	-	-
REV Group Inc	85,366,148	11,459,208	47,764,242	525,504	8,754,796	35,210,251	-	-
Total	296,563,509	144,540,898	147,150,581	525,504	(155,251,998)	76,488,259	88,586,155

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	532,489,716	532,489,716	-	-
Consumer Staples	25,641,721	25,641,721	-	-
Energy	228,831,553	228,831,553	-	-
Financials	1,322,380,209	1,322,380,209	-	-
Health Care	264,989,820	264,989,820	-	-
Industrials	819,044,814	819,044,814	-	-
Information Technology	378,424,134	378,424,134	-	-
Materials	162,152,940	162,152,940	-	-
Real Estate	462,679,843	462,679,843	-	-
Utilities	153,009,058	153,009,058	-	-

Money Market Funds	260,998,944	260,998,944	-	-
Total Investments in Securities:	4,610,642,752	4,610,642,752	-	-
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $231,314,857) - See accompanying schedule:
Unaffiliated issuers (cost $3,913,519,452)	$4,261,057,653
Fidelity Central Funds (cost $260,998,944)	260,998,944
Other affiliated issuers (cost $93,081,414)	88,586,155

Total Investment in Securities (cost $4,267,599,810)		$4,610,642,752
Foreign currency held at value (cost $382,125)		402,902
Receivable for investments sold		27,855,944
Receivable for fund shares sold		1,937,338
Dividends receivable		956,514
Distributions receivable from Fidelity Central Funds		149,215
Prepaid expenses		660
Total assets		4,641,945,325
Liabilities
Payable for investments purchased	$26,669,418
Payable for fund shares redeemed	5,159,932
Accrued management fee	3,440,420
Distribution and service plan fees payable	120,065
Other payables and accrued expenses	60,971
Collateral on securities loaned	207,732,402
Total liabilities		243,183,208
Net Assets		$4,398,762,117
Net Assets consist of:
Paid in capital		$3,786,770,276
Total accumulated earnings (loss)		611,991,841
Net Assets		$4,398,762,117

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($232,664,404 ÷ 11,932,284 shares)(a)		$19.50
Maximum offering price per share (100/94.25 of $19.50)		$20.69
Class M :
Net Asset Value and redemption price per share ($97,536,241 ÷ 5,259,847 shares)(a)		$18.54
Maximum offering price per share (100/96.50 of $18.54)		$19.21
Class C :
Net Asset Value and offering price per share ($33,268,697 ÷ 2,090,505 shares)(a)		$15.91
Small Cap Value :
Net Asset Value, offering price and redemption price per share ($2,402,747,934 ÷ 118,626,502 shares)		$20.25
Class I :
Net Asset Value, offering price and redemption price per share ($908,375,064 ÷ 44,850,486 shares)		$20.25
Class Z :
Net Asset Value, offering price and redemption price per share ($724,169,777 ÷ 35,713,745 shares)		$20.28
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$79,967,683
Income from Fidelity Central Funds (including $1,791,711 from security lending)		4,224,759
Total income		84,192,442
Expenses
Management fee
Basic fee	$35,940,716
Performance adjustment	6,531,217
Distribution and service plan fees	1,489,924
Custodian fees and expenses	49,894
Independent trustees' fees and expenses	19,269
Registration fees	166,648
Audit fees	66,827
Legal	5,237
Interest	13,364
Miscellaneous	121,870
Total expenses		44,404,966
Net Investment income (loss)		39,787,476
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	498,601,962
Affiliated issuers	(155,251,998)
Foreign currency transactions	30,327
Total net realized gain (loss)		343,380,291
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(595,567,996)
Affiliated issuers	76,488,259
Assets and liabilities in foreign currencies	55,243
Total change in net unrealized appreciation (depreciation)		(519,024,494)
Net gain (loss)		(175,644,203)
Net increase (decrease) in net assets resulting from operations		$(135,856,727)
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$39,787,476	$34,583,779
Net realized gain (loss)	343,380,291	250,757,337
Change in net unrealized appreciation (depreciation)	(519,024,494)	425,535,071
Net increase (decrease) in net assets resulting from operations	(135,856,727)	710,876,187
Distributions to shareholders	(290,185,441)	(251,816,868)

Share transactions - net increase (decrease)	(303,727,803)	(238,811,656)
Total increase (decrease) in net assets	(729,769,971)	220,247,663

Net Assets
Beginning of period	5,128,532,088	4,908,284,425
End of period	$4,398,762,117	$5,128,532,088

Financial Highlights
Fidelity Advisor® Small Cap Value Fund Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$21.25	$19.35	$19.13	$21.03	$12.33
Income from Investment Operations
Net investment income (loss) A,B	.11	.09	.09	.18 C	.09 D
Net realized and unrealized gain (loss)	(.67)	2.80	1.18	(.41)	8.66
Total from investment operations	(.56)	2.89	1.27	(.23)	8.75
Distributions from net investment income	(.07)	(.09)	-	(.39)	(.05)
Distributions from net realized gain	(1.13)	(.90)	(1.05)	(1.28)	-
Total distributions	(1.19) E	(.99)	(1.05)	(1.67)	(.05)
Net asset value, end of period	$19.50	$21.25	$19.35	$19.13	$21.03
Total Return F,G	(2.62) %	16.03%	7.17%	(1.50)%	71.07%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.20%	1.30%	1.30%	1.26%	1.24%
Expenses net of fee waivers, if any	1.20%	1.29%	1.29%	1.25%	1.24%
Expenses net of all reductions, if any	1.20%	1.29%	1.29%	1.25%	1.23%
Net investment income (loss)	.59%	.50%	.51%	.90% C	.50% D
Supplemental Data
Net assets, end of period (000 omitted)	$232,664	$275,800	$270,455	$267,854	$232,920
Portfolio turnover rate J	96%	63%	29%	40%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .13%.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Value Fund Class M

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$20.29	$18.55	$18.42	$20.31	$11.93
Income from Investment Operations
Net investment income (loss) A,B	.06	.04	.04	.13 C	.05 D
Net realized and unrealized gain (loss)	(.65)	2.68	1.14	(.40)	8.37
Total from investment operations	(.59)	2.72	1.18	(.27)	8.42
Distributions from net investment income	(.05)	(.08)	-	(.35)	(.04)
Distributions from net realized gain	(1.12)	(.90)	(1.05)	(1.28)	-
Total distributions	(1.16) E	(.98)	(1.05)	(1.62) E	(.04)
Net asset value, end of period	$18.54	$20.29	$18.55	$18.42	$20.31
Total Return F,G	(2.92) %	15.75%	6.95%	(1.74)%	70.63%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.45%	1.55%	1.54%	1.50%	1.48%
Expenses net of fee waivers, if any	1.45%	1.55%	1.54%	1.49%	1.48%
Expenses net of all reductions, if any	1.45%	1.55%	1.54%	1.49%	1.47%
Net investment income (loss)	.34%	.24%	.26%	.66% C	.26% D
Supplemental Data
Net assets, end of period (000 omitted)	$97,536	$106,502	$94,205	$81,790	$80,182
Portfolio turnover rate J	96%	63%	29%	40%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.15 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.10)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.11)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Value Fund Class C

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.60	$16.28	$16.38	$18.25	$10.76
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.04)	(.04)	.03 C	(.04) D
Net realized and unrealized gain (loss)	(.56)	2.31	.99	(.36)	7.55
Total from investment operations	(.59)	2.27	.95	(.33)	7.51
Distributions from net investment income	(.03)	(.05)	-	(.31)	(.02)
Distributions from net realized gain	(1.08)	(.90)	(1.05)	(1.24)	-
Total distributions	(1.10) E	(.95)	(1.05)	(1.54) E	(.02)
Net asset value, end of period	$15.91	$17.60	$16.28	$16.38	$18.25
Total Return F,G	(3.39) %	15.15%	6.38%	(2.27)%	69.84%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.95%	2.06%	2.06%	2.02%	2.01%
Expenses net of fee waivers, if any	1.95%	2.05%	2.05%	2.01%	2.01%
Expenses net of all reductions, if any	1.95%	2.05%	2.05%	2.01%	2.00%
Net investment income (loss)	(.17)%	(.27)%	(.26)%	.14% C	(.26)% D
Supplemental Data
Net assets, end of period (000 omitted)	$33,269	$39,363	$38,077	$38,832	$32,469
Portfolio turnover rate J	96%	63%	29%	40%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.13 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.62)%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.64)%.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Small Cap Value Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.02	$20.00	$19.69	$21.59	$12.64
Income from Investment Operations
Net investment income (loss) A,B	.18	.15	.14	.24 C	.14 D
Net realized and unrealized gain (loss)	(.70)	2.90	1.22	(.42)	8.89
Total from investment operations	(.52)	3.05	1.36	(.18)	9.03
Distributions from net investment income	(.12)	(.13)	-	(.44)	(.08)
Distributions from net realized gain	(1.13)	(.90)	(1.05)	(1.28)	-
Total distributions	(1.25)	(1.03)	(1.05)	(1.72)	(.08)
Net asset value, end of period	$20.25	$22.02	$20.00	$19.69	$21.59
Total Return E	(2.36) %	16.33%	7.44%	(1.23)%	71.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91%	1.03%	1.04%	.99%	.97%
Expenses net of fee waivers, if any	.91%	1.02%	1.03%	.98%	.97%
Expenses net of all reductions, if any	.91%	1.02%	1.03%	.98%	.96%
Net investment income (loss)	.88%	.76%	.77%	1.17% C	.77% D
Supplemental Data
Net assets, end of period (000 omitted)	$2,402,748	$2,806,717	$2,696,316	$2,691,063	$2,715,703
Portfolio turnover rate H	96%	63%	29%	40%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .41%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Value Fund Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.02	$20.00	$19.69	$21.59	$12.65
Income from Investment Operations
Net investment income (loss) A,B	.17	.15	.14	.24 C	.15 D
Net realized and unrealized gain (loss)	(.70)	2.90	1.22	(.42)	8.87
Total from investment operations	(.53)	3.05	1.36	(.18)	9.02
Distributions from net investment income	(.11)	(.13)	-	(.44)	(.08)
Distributions from net realized gain	(1.13)	(.90)	(1.05)	(1.28)	-
Total distributions	(1.24)	(1.03)	(1.05)	(1.72)	(.08)
Net asset value, end of period	$20.25	$22.02	$20.00	$19.69	$21.59
Total Return E	(2.40) %	16.32%	7.44%	(1.22)%	71.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95%	1.03%	1.03%	.99%	.97%
Expenses net of fee waivers, if any	.95%	1.03%	1.03%	.99%	.97%
Expenses net of all reductions, if any	.95%	1.03%	1.03%	.99%	.96%
Net investment income (loss)	.84%	.76%	.77%	1.17% C	.77% D
Supplemental Data
Net assets, end of period (000 omitted)	$908,375	$1,085,761	$1,169,580	$1,319,154	$845,012
Portfolio turnover rate H	96%	63%	29%	40%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .40%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Small Cap Value Fund Class Z

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.05	$20.03	$19.69	$21.59	$12.65
Income from Investment Operations
Net investment income (loss) A,B	.19	.17	.16	.27 C	.17 D
Net realized and unrealized gain (loss)	(.69)	2.90	1.23	(.43)	8.87
Total from investment operations	(.50)	3.07	1.39	(.16)	9.04
Distributions from net investment income	(.15)	(.15)	-	(.47)	(.10)
Distributions from net realized gain	(1.13)	(.90)	(1.05)	(1.28)	-
Total distributions	(1.27) E	(1.05)	(1.05)	(1.74) E	(.10)
Net asset value, end of period	$20.28	$22.05	$20.03	$19.69	$21.59
Total Return F	(2.25) %	16.46%	7.60%	(1.11)%	71.75%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.84%	.93%	.90%	.86%	.84%
Expenses net of fee waivers, if any	.84%	.93%	.90%	.86%	.84%
Expenses net of all reductions, if any	.84%	.93%	.90%	.86%	.83%
Net investment income (loss)	.95%	.86%	.90%	1.30% C	.90% D
Supplemental Data
Net assets, end of period (000 omitted)	$724,170	$814,390	$639,652	$540,854	$364,564
Portfolio turnover rate I	96%	63%	29%	40%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.16 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.07 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .53%.
ETotal distributions per share do not sum due to rounding.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Small Cap Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Value, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, certain corporate actions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$581,625,266
Gross unrealized depreciation	(274,304,081)
Net unrealized appreciation (depreciation)	$307,321,185
Tax Cost	$4,303,321,567

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$20,573,659
Undistributed long-term capital gain	$284,067,812
Net unrealized appreciation (depreciation) on securities and other investments	$307,350,372

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$107,703,862	$ 30,670,625
Long-term Capital Gains	182,481,579	221,146,243
Total	$290,185,441	$ 251,816,868

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Value Fund	4,483,586,743	4,924,441,756
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.84
Class C	.86
Small Cap Value	.84
Class I	.84
Class Z	.70

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.80
Class M	.80
Class C	.80
Small Cap Value	.76
Class I	.80
Class Z	.69

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Small Cap Value Fund	Russell 2000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Small Cap Value. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .14%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	625,961	13,989
Class M	.25%	.25%	503,354	1,580
Class C	.75%	.25%	360,609	52,176
			1,489,924	67,745

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	44,084
Class M	2,145
Class CA	308
46,537
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Value Fund	168,288

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Value Fund	Borrower	21,040,600	4.57%	13,364

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Value Fund	195,679,152	474,550,729	52,774,638
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Small Cap Value Fund	5,418
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Value Fund	193,260	23	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Small Cap Value Fund	31,344,652

8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity Small Cap Value Fund
Distributions to shareholders
Class A	$15,326,126	$13,808,522
Class M	6,155,268	4,979,529
Class C	2,467,954	2,221,061
Small Cap Value	158,216,919	137,976,781
Class I	60,676,292	58,310,982
Class Z	47,342,882	34,519,993
Total	$290,185,441	$251,816,868
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity Small Cap Value Fund
Class A
Shares sold	1,696,151	1,839,641	$33,464,402	$34,270,736
Reinvestment of distributions	758,416	757,603	14,962,279	13,430,863
Shares redeemed	(3,499,161)	(3,595,356)	(68,355,471)	(66,634,723)
Net increase (decrease)	(1,044,594)	(998,112)	$(19,928,790)	$(18,933,124)
Class M
Shares sold	767,048	1,020,584	$14,304,287	$18,462,632
Reinvestment of distributions	324,837	291,157	6,105,558	4,934,489
Shares redeemed	(1,081,679)	(1,140,591)	(20,075,729)	(20,371,563)
Net increase (decrease)	10,206	171,150	$334,116	$3,025,558
Class C
Shares sold	316,078	483,222	$5,116,349	$7,604,784
Reinvestment of distributions	143,154	142,897	2,319,743	2,106,132
Shares redeemed	(605,034)	(728,461)	(9,659,398)	(11,288,315)
Net increase (decrease)	(145,802)	(102,342)	$(2,223,306)	$(1,577,399)
Small Cap Value
Shares sold	18,034,076	24,020,538	$370,052,614	$465,397,362
Reinvestment of distributions	7,352,182	7,107,269	150,366,933	130,465,039
Shares redeemed	(34,193,578)	(38,489,919)	(692,040,981)	(737,973,559)
Net increase (decrease)	(8,807,320)	(7,362,112)	$(171,621,434)	$(142,111,158)
Class I
Shares sold	11,941,511	14,976,802	$242,381,596	$288,232,544
Reinvestment of distributions	2,854,514	2,998,337	58,385,991	55,002,406
Shares redeemed	(19,247,886)	(27,145,630)	(388,280,431)	(522,188,250)
Net increase (decrease)	(4,451,861)	(9,170,491)	$(87,512,844)	$(178,953,300)
Class Z
Shares sold	12,196,015	15,740,824	$252,286,868	$308,536,262
Reinvestment of distributions	2,168,003	1,701,801	44,384,521	31,276,569
Shares redeemed	(15,575,806)	(12,447,667)	(319,446,934)	(240,075,064)
Net increase (decrease)	(1,211,788)	4,994,958	$(22,775,545)	$99,737,767
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and Shareholders of Fidelity Small Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Small Cap Value Fund (one of the funds constituting Fidelity Securities Fund, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $358,931,092 or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $1,325,673 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 30% and 100%; Class M designates 32% and 100%; Class C designates 36%, and 100%; Small Cap Value designates 28% and 93%; Class I designates 28% and 98%; and Class Z designates 27% and 86%; of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 42.13% and 100%; Class M designates 44.41% and 100%; Class C designates 50.30% and 100%; Small Cap Value designates 38.71% and 100%; Class I designates 39.23% and 100%;  and Class Z designates 37.16% and 100%; of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 2.92%; Class M designates 3.08%; Class C designates 3.49%; Small Cap Value designates 2.69%; Class I designates 2.72%; and Class Z designates 2.58% of the dividend distributed in September during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small Cap Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, such as size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate for the retail class ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.803706.120
SCV-ANN-0925
Fidelity® Small Cap Growth K6 Fund

Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Small Cap Growth K6 Fund
Consolidated Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 0.5%
Industrials - 0.4%
Aerospace & Defense - 0.4%
DroneShield Ltd (b)(c)	6,125,951	14,643,567
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Elsight Ltd (b)	3,007,846	3,359,057
TOTAL AUSTRALIA		18,002,624
BAHAMAS (NASSAU) - 0.4%
Consumer Discretionary - 0.4%
Diversified Consumer Services - 0.4%
OneSpaWorld Holdings Ltd	577,888	12,782,883
BELGIUM - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Nyxoah SA (United States) (b)(d)	228,259	1,702,811
CANADA - 1.8%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (b)	224,053	12,025,708
Energy - 0.2%
Energy Equipment & Services - 0.2%
CES Energy Solutions Corp	1,321,152	6,912,783
Health Care - 0.3%
Biotechnology - 0.2%
Xenon Pharmaceuticals Inc (b)	214,133	6,539,622
Health Care Providers & Services - 0.1%
dentalcorp Holdings Ltd Subordinate Voting Shares	742,795	4,326,180
TOTAL HEALTH CARE		10,865,802

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Kraken Robotics Inc (b)	1,678,220	4,142,258
Software - 0.5%
Lumine Group Inc Subordinate Voting Shares (b)(c)	201,400	7,812,680
TECSYS Inc	300,107	7,972,676
		15,785,356
TOTAL INFORMATION TECHNOLOGY		19,927,614

Materials - 0.4%
Metals & Mining - 0.4%
G Mining Ventures Corp (b)	351,860	4,123,994
Orla Mining Ltd (b)	480,263	4,471,271
Torex Gold Resources Inc (b)	170,700	4,808,329
		13,403,594
TOTAL CANADA		63,135,501
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Ascendis Pharma A/S ADR (b)	62,587	10,858,845
ISRAEL - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (b)	39,080	10,262,018
Software - 0.2%
Cellebrite DI Ltd (b)	660,376	9,232,056
TOTAL ISRAEL		19,494,074
ITALY - 0.8%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	337,291	9,099,426
Leisure Products - 0.0%
Sanlorenzo SpA/Ameglia	71,289	2,408,108
TOTAL CONSUMER DISCRETIONARY		11,507,534

Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	200,535	16,015,430
TOTAL ITALY		27,522,964
JAPAN - 1.0%
Industrials - 0.5%
Professional Services - 0.5%
BayCurrent Inc	312,200	17,926,539
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Allegro MicroSystems Inc (b)	569,213	17,878,980
TOTAL JAPAN		35,805,519
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.5%
Merus NV (b)	250,241	16,575,964
Pharmaceuticals - 0.1%
Pharvaris NV (b)	294,460	5,853,865
TOTAL NETHERLANDS		22,429,829
SWEDEN - 0.1%
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	404,452	4,338,173
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Silicon Motion Technology Corp ADR	56,871	4,352,906
THAILAND - 1.4%
Information Technology - 1.4%
Electronic Equipment, Instruments & Components - 1.4%
Fabrinet (b)	157,341	50,936,002
UNITED KINGDOM - 1.0%
Consumer Discretionary - 0.5%
Leisure Products - 0.5%
Games Workshop Group PLC	80,617	17,343,448
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	455,988	16,584,284
Financials - 0.0%
Banks - 0.0%
Starling Bank Ltd (e)	431,700	1,436,714
TOTAL UNITED KINGDOM		35,364,446
UNITED STATES - 89.2%
Communication Services - 2.8%
Entertainment - 0.3%
IMAX Corp (b)(d)	465,739	12,011,409
Interactive Media & Services - 0.4%
Cars.com Inc (b)	566,708	7,293,532
ZoomInfo Technologies Inc (b)	695,046	7,527,348
		14,820,880
Media - 1.3%
Magnite Inc (b)	1,100,725	25,327,682
MNTN Inc (f)	140,383	3,953,185
MNTN Inc Class A (d)	516,304	14,539,121
		43,819,988
Wireless Telecommunication Services - 0.8%
Gogo Inc (b)(d)	1,921,163	30,469,645
TOTAL COMMUNICATION SERVICES		101,121,922

Consumer Discretionary - 10.9%
Automobile Components - 0.8%
Modine Manufacturing Co (b)(d)	222,560	29,947,674
Diversified Consumer Services - 1.5%
Adtalem Global Education Inc (b)	200,181	22,874,683
Grand Canyon Education Inc (b)	74,983	12,644,383
Stride Inc (b)	45,735	5,864,599
Universal Technical Institute Inc (b)	393,490	12,678,248
		54,061,913
Hotels, Restaurants & Leisure - 4.3%
Boyd Gaming Corp	166,362	14,124,134
Brinker International Inc (b)	197,939	31,195,186
Cava Group Inc (b)	87,711	7,719,445
Cheesecake Factory Inc/The (d)	535,252	34,207,956
Dutch Bros Inc Class A (b)	138,222	8,192,418
Kura Sushi USA Inc Class A (b)(d)	118,345	10,383,590
Life Time Group Holdings Inc (b)	243,772	7,001,132
Planet Fitness Inc Class A (b)	69,858	7,627,795
Red Rock Resorts Inc Class A	158,097	9,699,251
Sportradar Holding AG Class A (b)(d)	656,695	19,418,471
Wyndham Hotels & Resorts Inc	79,059	6,799,074
		156,368,452
Household Durables - 0.6%
Champion Homes Inc (b)	147,874	9,005,527
Somnigroup International Inc	188,316	13,630,312
		22,635,839
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)	476,595	3,402,887
Specialty Retail - 3.2%
BARK Inc warrants 6/1/2026 (b)	54	0
Boot Barn Holdings Inc (b)	155,971	26,811,416
Chewy Inc Class A (b)	630,957	23,156,122
Fanatics Inc Class A (b)(e)(g)	163,048	9,929,623
Group 1 Automotive Inc	46,923	19,339,314
ThredUp Inc Class A (b)	183,469	1,515,454
Urban Outfitters Inc (b)	100,446	7,561,575
Warby Parker Inc Class A (b)	1,045,237	25,033,426
		113,346,930
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc (b)	138,677	13,830,257
TOTAL CONSUMER DISCRETIONARY		393,593,952

Consumer Staples - 2.1%
Beverages - 0.8%
Primo Brands Corp Class A	327,898	9,053,264
Vita Coco Co Inc/The (b)	499,789	17,622,560
		26,675,824
Consumer Staples Distribution & Retail - 0.5%
US Foods Holding Corp (b)	232,006	19,333,060
Food Products - 0.4%
Simply Good Foods Co/The (b)	456,036	13,890,856
Tobacco - 0.4%
Turning Point Brands Inc	183,252	15,198,921
TOTAL CONSUMER STAPLES		75,098,661

Energy - 1.4%
Energy Equipment & Services - 0.4%
Cactus Inc Class A	358,151	15,153,369
Oil, Gas & Consumable Fuels - 1.0%
Antero Resources Corp (b)	384,494	13,430,375
Centrus Energy Corp Class A (b)(d)	71,700	15,444,181
Northern Oil & Gas Inc	257,396	7,248,271
		36,122,827
TOTAL ENERGY		51,276,196

Financials - 8.6%
Banks - 1.7%
East West Bancorp Inc	150,849	15,122,612
Eastern Bankshares Inc	888,054	13,720,434
First Bancorp/Southern Pines NC	220,696	11,054,663
Hancock Whitney Corp	119,318	7,125,671
Pathward Financial Inc	45,286	3,424,754
SouthState Corp	99,690	9,387,807
		59,835,941
Capital Markets - 4.1%
Houlihan Lokey Inc Class A	98,457	18,771,812
P10 Inc Class A	906,244	11,146,801
Perella Weinberg Partners (g)	457,262	9,117,804
Perella Weinberg Partners Class A	681,560	13,590,307
Piper Sandler Cos	84,523	26,651,792
PJT Partners Inc Class A (d)	72,240	12,903,509
StepStone Group Inc Class A	295,265	17,526,931
StepStone Group Inc rights 12/31/2038 (b)(e)	6,434	422,263
Stifel Financial Corp	269,894	30,800,303
WisdomTree Inc (d)	475,252	6,306,594
		147,238,116
Consumer Finance - 1.0%
FirstCash Holdings Inc	163,765	21,828,237
SLM Corp	444,683	14,140,919
		35,969,156
Financial Services - 0.7%
HA Sustainable Infrastructure Capital Inc	317,331	8,241,086
Mr Cooper Group Inc (b)	63,124	9,829,669
Remitly Global Inc (b)	667,972	11,021,538
		29,092,293
Insurance - 1.1%
Baldwin Insurance Group Inc/The Class A (b)	269,841	9,940,942
Stewart Information Services Corp	161,095	10,459,898
Trupanion Inc (b)(d)	378,649	17,951,750
		38,352,590
TOTAL FINANCIALS		310,488,096

Health Care - 21.2%
Biotechnology - 9.3%
ADMA Biologics Inc (b)	435,816	8,149,759
Annexon Inc (b)	551,500	1,323,600
Apogee Therapeutics Inc (b)	110,338	4,221,532
Arcellx Inc (b)	244,468	17,452,571
ARS Pharmaceuticals Inc (b)(d)	204,935	3,623,251
Astria Therapeutics Inc (b)	603,428	4,175,722
Avidity Biosciences Inc (b)	222,453	8,166,250
Bicara Therapeutics Inc (b)(d)	211,505	2,349,821
Blueprint Medicines Corp rights (b)(e)	62,502	28,750
Boundless Bio Inc (b)	79,997	94,795
Bridgebio Pharma Inc (b)	103,152	4,875,995
Caris Life Sciences Inc (f)	61,900	1,738,152
Caris Life Sciences Inc (b)	7,645	214,672
Celldex Therapeutics Inc (b)	213,605	4,695,038
CG oncology Inc (b)(d)	467,529	12,478,349
Cogent Biosciences Inc (b)	1,446,485	16,518,859
Crescent Biopharma Inc (g)	37,807	469,563
Crinetics Pharmaceuticals Inc (b)	396,632	11,339,709
Cytokinetics Inc (b)	295,014	11,104,327
Day One Biopharmaceuticals Inc (b)	837,079	5,616,800
Denali Therapeutics Inc (b)	273,942	3,788,618
Disc Medicine Inc (b)	134,381	8,030,609
Insmed Inc (b)	139,847	15,002,786
Jade Biosciences Inc	147,158	1,058,066
Janux Therapeutics Inc (b)	266,317	6,395,603
Kiniksa Pharmaceuticals International Plc Class A (b)	226,112	6,842,149
Korro Bio Inc (b)(d)	21,152	316,433
Legend Biotech Corp ADR (b)	217,681	8,504,797
Madrigal Pharmaceuticals Inc (b)(d)	78,069	23,616,653
MoonLake Immunotherapeutics Class A (b)	119,375	6,021,275
Neurogene Inc (b)(d)	122,079	2,657,660
Nurix Therapeutics Inc (b)	426,558	4,803,043
Nuvalent Inc Class A (b)	228,081	17,870,146
Oruka Therapeutics Inc	229,754	3,122,357
Perspective Therapeutics Inc (b)	495,900	1,904,256
Revolution Medicines Inc (b)	142,392	5,306,950
Rhythm Pharmaceuticals Inc (b)	301,452	25,692,754
Scholar Rock Holding Corp (b)	20,841	772,159
Soleno Therapeutics Inc (b)	249,883	21,607,383
Spyre Therapeutics Inc (b)	204,773	3,474,998
Ultragenyx Pharmaceutical Inc (b)	191,930	5,243,528
Upstream Bio Inc	546,268	8,363,363
Veracyte Inc (b)	360,270	8,469,948
Vericel Corp (b)	355,750	12,429,905
Viking Therapeutics Inc (b)(d)	142,264	4,633,538
Viridian Therapeutics Inc (b)	480,677	8,421,461
Zenas Biopharma Inc	199,314	3,131,223
		336,119,176
Health Care Equipment & Supplies - 4.2%
Artivion Inc (b)	238,068	7,358,682
Ceribell Inc	675,645	9,729,288
Glaukos Corp (b)	63,617	5,476,788
Insulet Corp (b)	48,944	14,115,450
Integer Holdings Corp (b)	96,714	10,494,436
Lantheus Holdings Inc (b)(d)	268,643	19,124,695
Masimo Corp (b)	107,999	16,609,166
NeuroPace Inc (b)(d)	207,012	1,761,672
Penumbra Inc (b)	85,649	21,606,673
PROCEPT BioRobotics Corp (b)	246,815	11,972,996
Pulmonx Corp (b)	621,318	1,143,225
Shoulder Innovations Inc (f)(g)	330,302	4,971,045
Shoulder Innovations Inc	60,819	915,326
TransMedics Group Inc (b)(d)	231,831	27,580,934
		152,860,376
Health Care Providers & Services - 5.3%
Alignment Healthcare Inc (b)	792,459	10,920,085
BrightSpring Health Services Inc (b)	1,520,272	31,393,617
Ensign Group Inc/The	260,896	39,134,400
GeneDx Holdings Corp Class A (b)	10,600	1,080,670
Guardant Health Inc (b)	111,028	4,549,927
HealthEquity Inc (b)	252,988	24,539,836
Hims & Hers Health Inc Class A (b)(d)	266,817	17,657,949
LifeStance Health Group Inc (b)	2,059,236	8,195,759
Pennant Group Inc/The (b)	415,262	9,206,359
Privia Health Group Inc (b)	739,152	14,428,247
Progyny Inc (b)	855,801	20,119,882
Surgery Partners Inc (b)	381,539	8,374,781
		189,601,512
Health Care Technology - 0.6%
Doximity Inc Class A (b)	90,733	5,330,564
Schrodinger Inc/United States (b)(d)	51,265	1,042,217
Waystar Holding Corp (b)	367,580	13,593,109
		19,965,890
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International Inc (b)	50,219	8,519,151
Veterinary Emergency Group (b)(e)(g)(h)	68,413	5,518,193
		14,037,344
Pharmaceuticals - 1.4%
Amylyx Pharmaceuticals Inc (b)	580,889	4,664,539
Axsome Therapeutics Inc (b)	150,005	15,207,507
Corcept Therapeutics Inc (b)(d)	155,637	10,454,137
Enliven Therapeutics Inc (b)	518,304	9,749,299
Enliven Therapeutics Inc (b)(g)	100,587	1,892,041
Liquidia Corp (b)(d)	294,541	5,504,971
Structure Therapeutics Inc ADR (b)	216,312	3,850,353
		51,322,847
TOTAL HEALTH CARE		763,907,145

Industrials - 22.6%
Aerospace & Defense - 3.4%
AeroVironment Inc (b)	35,960	9,624,334
ATI Inc (b)	208,229	16,021,139
BWX Technologies Inc	102,775	15,614,606
Karman Holdings Inc	323,998	16,750,697
Leonardo DRS Inc	239,008	9,942,733
Mercury Systems Inc (b)(d)	321,428	16,903,899
Redwire Corp Class A (b)(d)	406,571	5,809,900
V2X Inc (b)	264,369	12,525,803
Woodward Inc	71,268	18,321,577
		121,514,688
Building Products - 2.3%
Armstrong World Industries Inc	40,950	7,705,562
AZZ Inc	337,630	36,970,485
Simpson Manufacturing Co Inc	40,290	7,229,234
Tecnoglass Inc	387,941	30,271,036
		82,176,317
Commercial Services & Supplies - 1.2%
ACV Auctions Inc Class A (b)	887,512	12,611,546
GEO Group Inc/The (b)	438,982	11,378,413
HNI Corp	165,286	8,502,312
Montrose Environmental Group Inc (b)(d)	23,598	535,438
OPENLANE Inc (b)	439,893	10,838,964
		43,866,673
Construction & Engineering - 4.5%
Comfort Systems USA Inc	26,657	18,747,868
Construction Partners Inc Class A (b)	144,398	14,562,538
Dycom Industries Inc (b)	62,365	16,764,336
Fluor Corp (b)	534,131	30,322,617
Granite Construction Inc	60,421	5,707,972
IES Holdings Inc (b)	61,247	21,624,478
Sterling Infrastructure Inc (b)	140,617	37,627,704
Valmont Industries Inc	41,386	15,062,435
		160,419,948
Electrical Equipment - 1.3%
Acuity Inc	47,220	14,701,947
NEXTracker Inc Class A (b)	421,097	24,533,111
NuScale Power Corp Class A (b)(d)	127,152	6,384,302
		45,619,360
Machinery - 4.1%
Crane Co	69,544	13,614,629
Esab Corp	138,599	18,595,828
Federal Signal Corp	106,151	13,435,532
Gates Industrial Corp PLC (b)	642,334	15,929,883
ITT Inc	130,939	22,254,393
JBT Marel Corp (d)	141,990	19,566,222
Mueller Industries Inc	158,168	13,502,802
RBC Bearings Inc (b)	37,046	14,349,398
REV Group Inc	344,697	17,079,736
		148,328,423
Passenger Airlines - 0.5%
Alaska Air Group Inc (b)	330,044	17,479,130
Professional Services - 3.8%
CACI International Inc (b)	23,863	10,990,582
Cbiz Inc (b)	216,827	13,252,466
ExlService Holdings Inc (b)	296,754	12,888,026
First Advantage Corp (b)(d)	462,281	7,992,838
FTI Consulting Inc (b)	86,153	14,331,552
Huron Consulting Group Inc (b)	173,700	22,942,296
KBR Inc	179,445	8,387,259
Paycom Software Inc	73,777	17,082,327
Paylocity Holding Corp (b)	36,175	6,688,034
UL Solutions Inc Class A	112,555	8,230,022
Verra Mobility Corp Class A (b)	517,616	13,074,980
		135,860,382
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies Inc	60,966	16,552,269
Herc Holdings Inc (d)	98,915	11,554,261
Xometry Inc Class A (b)(d)	786,708	25,442,137
		53,548,667
TOTAL INDUSTRIALS		808,813,588

Information Technology - 16.1%
Communications Equipment - 0.5%
Lumentum Holdings Inc (b)	164,309	18,087,135
Electronic Equipment, Instruments & Components - 5.2%
Advanced Energy Industries Inc	163,895	22,768,293
Badger Meter Inc	33,658	6,353,284
Belden Inc	187,150	23,141,098
Mirion Technologies Inc Class A (b)(d)	415,735	9,291,677
Novanta Inc (b)	62,533	7,692,810
OSI Systems Inc (b)	206,032	45,535,132
PAR Technology Corp (b)(d)	201,187	12,228,146
Sanmina Corp (b)	97,728	11,340,357
TD SYNNEX Corp	159,915	23,090,127
TTM Technologies Inc (b)	311,229	14,705,570
Vontier Corp	251,979	10,449,569
		186,596,063
IT Services - 0.8%
Kyndryl Holdings Inc (b)	767,403	28,984,811
Semiconductors & Semiconductor Equipment - 3.7%
Aehr Test Systems (b)(d)	424,679	7,177,075
Credo Technology Group Holding Ltd (b)	363,788	40,580,552
Impinj Inc (b)	54,285	8,391,375
MACOM Technology Solutions Holdings Inc (b)	195,543	26,816,768
Rambus Inc (b)	346,339	25,604,842
Rigetti Computing Inc Class A (b)(d)	207,520	3,009,040
SiTime Corp (b)	80,791	16,388,454
Veeco Instruments Inc (b)(d)	173,067	3,596,332
		131,564,438
Software - 5.8%
Algolia Inc (b)(e)(g)	43,269	843,746
Alkami Technology Inc (b)(d)	351,044	7,824,771
Clearwater Analytics Holdings Inc Class A (b)	259,448	5,256,416
Commvault Systems Inc (b)	125,594	23,856,580
Figma Inc Class A	500	57,750
Intapp Inc (b)	334,700	13,404,735
InterDigital Inc (d)	62,912	16,243,878
Life360 Inc (b)(d)	156,117	11,957,001
Monday.com Ltd (b)	109,644	28,758,526
nCino Inc (b)(d)	648,983	18,122,850
Pegasystems Inc	175,361	10,295,444
Plaid Inc/CA Class A (e)(g)	29,415	6,254,217
Q2 Holdings Inc (b)	206,278	16,749,774
SPS Commerce Inc (b)	87,070	9,478,876
Tenable Holdings Inc (b)	278,566	8,721,901
Varonis Systems Inc (b)	176,150	9,834,455
Weave Communications Inc (b)	1,383,497	10,099,528
Workiva Inc Class A (b)	117,959	7,529,323
Zeta Global Holdings Corp Class A (b)	203,165	3,179,532
		208,469,303
Technology Hardware, Storage & Peripherals - 0.1%
IonQ Inc (b)(d)	169,165	6,744,608
TOTAL INFORMATION TECHNOLOGY		580,446,358

Materials - 1.8%
Chemicals - 0.5%
Axalta Coating Systems Ltd (b)	281,044	7,959,166
Element Solutions Inc	412,353	9,731,531
		17,690,697
Metals & Mining - 0.8%
Carpenter Technology Corp	109,416	27,287,256
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	199,005	17,992,042
TOTAL MATERIALS		62,969,995

Real Estate - 1.5%
Hotel & Resort REITs - 0.3%
Ryman Hospitality Properties Inc	96,792	9,201,047
Industrial REITs - 0.3%
Terreno Realty Corp	209,934	11,649,238
Real Estate Management & Development - 0.9%
Compass Inc Class A (b)	2,643,788	20,991,677
Landbridge Co LLC Class A (d)	182,306	10,333,104
		31,324,781
TOTAL REAL ESTATE		52,175,066

Utilities - 0.2%
Electric Utilities - 0.2%
IDACORP Inc (d)	66,893	8,383,700
TOTAL UNITED STATES		3,208,274,679
TOTAL COMMON STOCKS (Cost $2,885,730,249)		3,515,001,256

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 12/31/2199 (e)(g) (Cost $253,458)	253,458	301,691

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
UNITED STATES - 0.6%
Health Care - 0.1%
Biotechnology - 0.1%
Bright Peak Therapeutics Inc. Series B (b)(e)(g)	199,331	304,976
Bright Peak Therapeutics Inc. Series C (b)(e)(g)	1,323,335	1,442,436
Endeavor BioMedicines Inc Series C (b)(e)(g)	210,174	1,097,108
LifeMine Therapeutics Inc Series C (b)(e)(g)	402,743	475,237
Sonoma Biotherapeutics Inc Series B (b)(e)(g)	438,013	1,112,553
Sonoma Biotherapeutics Inc Series B1 (b)(e)(g)	233,603	679,785
T-Knife Therapeutics Inc Series B (b)(e)(g)	201,583	274,153
Treeline Biosciences Series A (b)(e)(g)	21,246	126,625
		5,512,873
Health Care Technology - 0.0%
Wugen Inc Series B (b)(e)(g)	59,982	89,973
TOTAL HEALTH CARE		5,602,846

Industrials - 0.3%
Construction & Engineering - 0.3%
Beta Technologies Inc Series A (b)(e)(g)	62,752	7,183,222
Beta Technologies Inc Series B, 6% (b)(e)(g)	11,821	1,641,110
Beta Technologies Inc Series C, 6% (e)(g)	4,600	548,504
		9,372,836
Information Technology - 0.2%
Communications Equipment - 0.2%
Astranis Space Technologies Corp Series C (b)(e)(g)	125,912	1,494,575
Astranis Space Technologies Corp Series C (b)(e)(g)	26,805	318,175
Astranis Space Technologies Corp Series D (b)(e)(g)	503,082	4,160,489
		5,973,239
IT Services - 0.0%
Yanka Industries Inc Series E (b)(e)(g)	191,029	511,958
Yanka Industries Inc Series F (b)(e)(g)	28,989	124,652
		636,610
Software - 0.0%
Algolia Inc Series D (b)(e)(g)	9,900	193,050
Lyte Ai Inc Series B (e)(g)	38,600	436,566
Skyryse Inc Series B (b)(e)(g)	12,000	315,120
		944,736
TOTAL INFORMATION TECHNOLOGY		7,554,585

TOTAL UNITED STATES		22,530,267
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $26,521,210)		22,530,267

Domestic Equity Funds - 1.6%
	Shares	Value ($)
iShares Russell 2000 Growth ETF (d) (Cost $41,944,249)	193,935	56,270,240

Money Market Funds - 8.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	9,771,034	9,772,988
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	307,369,528	307,400,265
TOTAL MONEY MARKET FUNDS (Cost $317,173,253)			317,173,253

TOTAL INVESTMENT IN SECURITIES - 108.7% (Cost $3,271,622,419)	3,911,276,707
NET OTHER ASSETS (LIABILITIES) - (8.7)%	(313,071,829)
NET ASSETS - 100.0%	3,598,204,878

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $22,456,247 or 0.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $10,662,382 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,828,190 or 1.7% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia Inc	10/27/21	1,265,404

Algolia Inc Series D	7/23/21	289,526

Astranis Space Technologies Corp Series C	3/19/21	2,760,108

Astranis Space Technologies Corp Series C	4/05/23	587,591

Astranis Space Technologies Corp Series D	4/25/24 - 12/06/24	4,699,993

Beta Technologies Inc Series A	4/09/21	4,597,839

Beta Technologies Inc Series B, 6%	4/04/22	1,219,573

Beta Technologies Inc Series C, 6%	10/24/24	526,562

Bright Peak Therapeutics Inc. Series B	5/14/21	778,587

Bright Peak Therapeutics Inc. Series C	5/07/24	1,500,000

Crescent Biopharma Inc	10/28/24	499,999

Endeavor BioMedicines Inc Series C	4/22/24	1,371,301

Enliven Therapeutics Inc	3/19/24	1,408,218

Fanatics Inc Class A	8/13/20 - 3/22/21	2,891,600

LifeMine Therapeutics Inc Series C	2/15/22	820,222

Lyte Ai Inc Series B	8/13/24	489,683

Perella Weinberg Partners	12/29/20	4,572,620

Plaid Inc/CA Class A	3/31/25	5,999,972

Shoulder Innovations Inc	7/18/25	4,701,100

Skyryse Inc Series B	10/21/21	296,160

Sonoma Biotherapeutics Inc Series B	7/26/21	865,645

Sonoma Biotherapeutics Inc Series B1	7/26/21	692,516

T-Knife Therapeutics Inc Series B	6/30/21	1,162,892

Treeline Biosciences Series A	7/30/21	166,303

Veterinary Emergency Group	9/16/21 - 10/31/23	3,598,868

Wugen Inc 10% 12/31/2199	6/14/24	253,458

Wugen Inc Series B	7/09/21	465,154

Yanka Industries Inc Series E	5/15/20	2,307,478

Yanka Industries Inc Series F	4/08/21	924,077

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

MNTN Inc	11/18/2025

Shoulder Innovations Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	41,157,059	1,406,072,685	1,437,456,756	2,074,611	-	-	9,772,988	9,771,034	0.0%
Fidelity Securities Lending Cash Central Fund	167,889,010	1,497,850,062	1,358,338,807	1,139,176	-	-	307,400,265	307,369,528	1.1%
Total	209,046,069	2,903,922,747	2,795,795,563	3,213,787	-	-	317,173,253

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	101,121,922	101,121,922	-	-
Consumer Discretionary	447,253,525	437,323,902	-	9,929,623
Consumer Staples	75,098,661	75,098,661	-	-
Energy	74,773,263	74,773,263	-	-
Financials	311,924,810	310,065,833	-	1,858,977
Health Care	809,764,432	804,217,489	-	5,546,943
Industrials	861,737,297	813,151,761	48,585,536	-
Information Technology	696,394,991	685,937,971	3,359,057	7,097,963
Materials	76,373,589	76,373,589	-	-
Real Estate	52,175,066	52,175,066	-	-
Utilities	8,383,700	8,383,700	-	-

Convertible Corporate Bonds
Health Care	301,691	-	-	301,691

Convertible Preferred Stocks
Health Care	5,602,846	-	-	5,602,846
Industrials	9,372,836	-	-	9,372,836
Information Technology	7,554,585	-	-	7,554,585

Domestic Equity Funds	56,270,240	56,270,240	-	-

Money Market Funds	317,173,253	317,173,253	-	-
Total Investments in Securities:	3,911,276,707	3,812,066,650	51,944,593	47,265,464
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2025 ($)
Common Stocks	17,107,354	46,152	2,635,978	8,855,874	(4,211,852)	-	-	-	24,433,506	2,216,228
Convertible Preferred Stocks	22,839,519	(2,612,353)	2,680,713	4,016,249	(4,393,861)	-	-	-	22,530,267	(2,048,613)
Convertible Corporate Bonds	259,262	(84,195)	126,624	-	-	-	-	-	301,691	42,429

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $299,587,940) - See accompanying schedule:
Unaffiliated issuers (cost $2,954,449,166)	$3,594,103,454
Fidelity Central Funds (cost $317,173,253)	317,173,253

Total Investment in Securities (cost $3,271,622,419)		$3,911,276,707
Foreign currency held at value (cost $48,757)		48,158
Receivable for investments sold		16,380,158
Receivable for fund shares sold		1,915,957
Dividends receivable		178,974
Interest receivable		28,661
Distributions receivable from Fidelity Central Funds		165,949
Other receivables		40
Total assets		3,929,994,604
Liabilities
Payable for investments purchased	$20,084,307
Payable for fund shares redeemed	2,496,561
Accrued management fee	1,810,003
Collateral on securities loaned	307,398,855
Total liabilities		331,789,726
Net Assets		$3,598,204,878
Net Assets consist of:
Paid in capital		$2,951,110,545
Total accumulated earnings (loss)		647,094,333
Net Assets		$3,598,204,878
Net Asset Value, offering price and redemption price per share ($3,598,204,878 ÷ 200,964,767 shares)		$17.90
Consolidated Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$13,589,140
Interest		8,231
Income from Fidelity Central Funds (including $1,139,176 from security lending)		3,213,787
Total income		16,811,158
Expenses
Management fee	$20,531,843
Independent trustees' fees and expenses	13,232
Interest	25,911
Miscellaneous	25,527
Total expenses before reductions	20,596,513
Expense reductions	(15,638)
Total expenses after reductions		20,580,875
Net Investment income (loss)		(3,769,717)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	59,123,193
Foreign currency transactions	20,328
Total net realized gain (loss)		59,143,521
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	31,681,167
Unfunded commitments	(946,702)
Assets and liabilities in foreign currencies	(1,067)
Total change in net unrealized appreciation (depreciation)		30,733,398
Net gain (loss)		89,876,919
Net increase (decrease) in net assets resulting from operations		$86,107,202
Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(3,769,717)	$(652,596)
Net realized gain (loss)	59,143,521	137,658,409
Change in net unrealized appreciation (depreciation)	30,733,398	340,816,942
Net increase (decrease) in net assets resulting from operations	86,107,202	477,822,755
Distributions to shareholders	(70,800,445)	(4,542,314)

Share transactions
Proceeds from sales of shares	1,679,219,445	1,018,435,284
Reinvestment of distributions	70,297,823	4,525,279
Cost of shares redeemed	(1,071,977,154)	(485,070,208)

Net increase (decrease) in net assets resulting from share transactions	677,540,114	537,890,355
Total increase (decrease) in net assets	692,846,871	1,011,170,796

Net Assets
Beginning of period	2,905,358,007	1,894,187,211
End of period	$3,598,204,878	$2,905,358,007

Other Information
Shares
Sold	94,589,078	65,251,514
Issued in reinvestment of distributions	4,031,806	329,111
Redeemed	(61,393,374)	(31,765,326)
Net increase (decrease)	37,227,510	33,815,299

Consolidated Financial Highlights
Fidelity® Small Cap Growth K6 Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$17.74	$14.58	$13.22	$21.55	$15.32
Income from Investment Operations
Net investment income (loss) A,B	(.02)	- C	.01	.01	(.03) D
Net realized and unrealized gain (loss)	.58	3.20	1.36	(3.11)	6.81
Total from investment operations	.56	3.20	1.37	(3.10)	6.78
Distributions from net investment income	(.28)	(.04)	(.01)	-	-
Distributions from net realized gain	(.12)	-	-	(5.23)	(.55)
Total distributions	(.40)	(.04)	(.01)	(5.23)	(.55)
Net asset value, end of period	$17.90	$17.74	$14.58	$13.22	$21.55
Total Return E	3.24%	21.98%	10.34%	(20.31)%	44.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60%	.60%	.60%	.60%	.60%
Expenses net of fee waivers, if any	.60%	.60%	.60%	.60%	.60%
Expenses net of all reductions, if any	.60%	.60%	.60%	.60%	.59%
Net investment income (loss)	(.11)%	(.03)%	.04%	.09%	(.14)% D
Supplemental Data
Net assets, end of period (000 omitted)	$3,598,205	$2,905,358	$1,894,187	$1,265,226	$1,154,380
Portfolio turnover rate H	81 % I	85% I	76% I	81% I	119%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.22)%.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Small Cap Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity. Effective the close of business on October 16, 2024, new positions in the Fund may no longer be opened with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$24,433,506	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.8 - 7.5 / 3.2	Increase
			Enterprise value/Net income (EV/NI)	16.5	Increase
			Enterprise value/Gross profit multiple (EV/GP)	17.3	Increase
		Market approach	Parity price	$0.46	Increase
		Discounted cash flow	Discount rate	8.6% - 9.3% / 8.9%	Decrease
Convertible Corporate Bonds	$301,691	Market approach	Transaction price	$100.00	Increase
			Discount rate	23.5%	Decrease
			Probability rate	0.0% - 100.0% / 50.0%	Increase
Convertible Preferred Stocks	$22,530,267	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.7 - 14.0 / 5.2	Increase
		Market approach	Transaction price	$0.41 - $8.61 / $3.12	Increase
			Discount rate	5.0% - 80.0% / 16.9%	Decrease
		Black scholes	Volatility	50.0% - 110.0% / 79.2%	Increase
			Discount rate	3.8% - 3.9% / 3.9%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$844,532,527
Gross unrealized depreciation	(213,086,097)
Net unrealized appreciation (depreciation)	$631,446,430
Tax Cost	$3,279,830,277

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$29,079,603
Net unrealized appreciation (depreciation) on securities and other investments	$631,443,822

The Fund intends to elect to defer to its next fiscal year $13,429,092 of ordinary losses recognized during the period January 1, 2025 to July 31, 2025.

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$49,300,854	$ 4,542,314
Long-term Capital Gains	21,499,591	-
Total	$70,800,445	$ 4,542,314

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Fund included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Small Cap Growth K6 Fund	5,518,193.15

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Growth K6 Fund	3,317,322,788	2,713,124,516

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Growth K6 Fund	2,217,519	38,462,188

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Small Cap Growth K6 Fund	2,235,792	34,928,214
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .60% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Growth K6 Fund	106,516

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Growth K6 Fund	Borrower	12,641,875	4.61%	25,911

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Growth K6 Fund	178,450,732	204,859,578	(320,974)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Small Cap Growth K6 Fund	40,615
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Growth K6 Fund	121,060	29,778	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Small Cap Growth K6 Fund	2,617,054
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $15,638.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and Shareholders of Fidelity Small Cap Growth K6 Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Small Cap Growth K6 Fund and its subsidiary (one of the funds constituting Fidelity Securities Fund, referred to hereafter as the "Fund") as of July 31, 2025, the related consolidated statement of operations for the year ended July 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $29,079,603, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $1,528,801 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 17% and 54% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 20.09% and 60.43% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.19% and 4.97% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small Cap Growth K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9884011.108
SCPK6-ANN-0925
Fidelity® Small Cap Growth Fund

Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Small Cap Growth Fund
Consolidated Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.5%
	Shares	Value ($)
AUSTRALIA - 0.5%
Industrials - 0.4%
Aerospace & Defense - 0.4%
DroneShield Ltd (b)(c)	12,142,544	29,025,723
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Elsight Ltd (b)	5,978,142	6,676,180
TOTAL AUSTRALIA		35,701,903
BAHAMAS (NASSAU) - 0.3%
Consumer Discretionary - 0.3%
Diversified Consumer Services - 0.3%
OneSpaWorld Holdings Ltd	1,137,860	25,169,463
BELGIUM - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Nyxoah SA (United States) (b)(d)	451,327	3,366,899
CANADA - 1.8%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (b)	448,822	24,089,847
Energy - 0.1%
Energy Equipment & Services - 0.1%
CES Energy Solutions Corp	1,873,738	9,804,129
Health Care - 0.3%
Biotechnology - 0.2%
Xenon Pharmaceuticals Inc (b)	478,931	14,626,553
Health Care Providers & Services - 0.1%
dentalcorp Holdings Ltd Subordinate Voting Shares	1,736,675	10,114,728
TOTAL HEALTH CARE		24,741,281

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.2%
Kraken Robotics Inc (b)	3,316,220	8,185,243
Software - 0.5%
Lumine Group Inc Subordinate Voting Shares (b)(c)	413,700	16,048,193
TECSYS Inc	593,378	15,763,744
		31,811,937
TOTAL INFORMATION TECHNOLOGY		39,997,180

Materials - 0.4%
Metals & Mining - 0.4%
G Mining Ventures Corp (b)	698,340	8,184,932
Orla Mining Ltd (b)	953,487	8,877,008
Torex Gold Resources Inc (b)	338,880	9,545,674
		26,607,614
TOTAL CANADA		125,240,051
DENMARK - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Ascendis Pharma A/S ADR (b)	197,760	34,311,360
ISRAEL - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (b)	77,599	20,376,721
Software - 0.2%
Cellebrite DI Ltd (b)	1,302,897	18,214,500
TOTAL ISRAEL		38,591,221
ITALY - 0.8%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	666,879	17,991,040
Leisure Products - 0.1%
Sanlorenzo SpA/Ameglia	141,230	4,770,682
TOTAL CONSUMER DISCRETIONARY		22,761,722

Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	447,855	35,767,275
TOTAL ITALY		58,528,997
JAPAN - 1.1%
Industrials - 0.5%
Professional Services - 0.5%
BayCurrent Inc	627,868	36,052,210
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Allegro MicroSystems Inc (b)	1,269,981	39,890,103
TOTAL JAPAN		75,942,313
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.5%
Merus NV (b)	549,203	36,379,207
Pharmaceuticals - 0.2%
Pharvaris NV (b)	755,317	15,015,702
TOTAL NETHERLANDS		51,394,909
SWEDEN - 0.1%
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Alligo AB B Shares	886,490	9,508,537
TAIWAN - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Silicon Motion Technology Corp ADR	112,299	8,595,365
THAILAND - 1.5%
Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.5%
Fabrinet (b)	311,232	100,755,136
UNITED KINGDOM - 1.0%
Consumer Discretionary - 0.5%
Leisure Products - 0.5%
Games Workshop Group PLC	164,673	35,426,742
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	913,005	33,205,992
Financials - 0.0%
Banks - 0.0%
Starling Bank Ltd (e)	1,942,800	6,465,712
TOTAL UNITED KINGDOM		75,098,446
UNITED STATES - 89.6%
Communication Services - 2.7%
Entertainment - 0.3%
IMAX Corp (b)	933,596	24,077,441
Interactive Media & Services - 0.4%
Cars.com Inc (b)	1,134,420	14,599,985
ZoomInfo Technologies Inc (b)	1,371,354	14,851,764
		29,451,749
Media - 1.2%
Magnite Inc (b)(d)	2,174,515	50,035,591
MNTN Inc (f)	729,676	20,547,676
MNTN Inc Class A (d)	418,676	11,789,916
		82,373,183
Wireless Telecommunication Services - 0.8%
Gogo Inc (b)(d)	3,796,833	60,217,771
TOTAL COMMUNICATION SERVICES		196,120,144

Consumer Discretionary - 11.1%
Automobile Components - 0.8%
Modine Manufacturing Co (b)	446,130	60,031,253
Diversified Consumer Services - 1.5%
Adtalem Global Education Inc (b)	396,789	45,341,079
Grand Canyon Education Inc (b)	147,609	24,891,306
Stride Inc (b)	89,895	11,527,236
Universal Technical Institute Inc (b)(d)	854,255	27,524,096
		109,283,717
Hotels, Restaurants & Leisure - 4.4%
Boyd Gaming Corp	329,078	27,938,722
Brinker International Inc (b)	391,228	61,657,533
Cava Group Inc (b)	173,296	15,251,781
Cheesecake Factory Inc/The (d)	1,058,178	67,628,156
Dutch Bros Inc Class A (b)	273,436	16,206,552
Kura Sushi USA Inc Class A (b)(d)	235,133	20,630,569
Life Time Group Holdings Inc (b)	481,998	13,842,983
Planet Fitness Inc Class A (b)	138,162	15,085,909
Red Rock Resorts Inc Class A	325,953	19,997,217
Sportradar Holding AG Class A (b)	1,296,969	38,351,373
Wyndham Hotels & Resorts Inc	155,741	13,393,725
		309,984,520
Household Durables - 0.6%
Champion Homes Inc (b)	291,892	17,776,223
Somnigroup International Inc	378,394	27,388,158
		45,164,381
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)	941,145	6,719,774
Specialty Retail - 3.3%
Boot Barn Holdings Inc (b)	311,017	53,463,823
Chewy Inc Class A (b)	1,168,133	42,870,481
Fanatics Inc Class A (b)(e)(g)	726,062	44,217,176
Group 1 Automotive Inc	94,288	38,860,799
ThredUp Inc Class A (b)	362,631	2,995,332
Urban Outfitters Inc (b)	198,494	14,942,628
Warby Parker Inc Class A (b)	1,789,163	42,850,454
		240,200,693
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc (b)	277,993	27,724,242
TOTAL CONSUMER DISCRETIONARY		799,108,580

Consumer Staples - 2.1%
Beverages - 0.8%
Primo Brands Corp Class A	656,792	18,134,027
Vita Coco Co Inc/The (b)	1,002,531	35,349,244
		53,483,271
Consumer Staples Distribution & Retail - 0.5%
US Foods Holding Corp (b)	456,495	38,039,728
Food Products - 0.4%
Simply Good Foods Co/The (b)	913,414	27,822,590
Tobacco - 0.4%
Turning Point Brands Inc	373,438	30,972,948
TOTAL CONSUMER STAPLES		150,318,537

Energy - 1.4%
Energy Equipment & Services - 0.4%
Cactus Inc Class A	707,967	29,954,084
Oil, Gas & Consumable Fuels - 1.0%
Antero Resources Corp (b)	758,855	26,506,805
Centrus Energy Corp Class A (b)(d)	142,796	30,758,258
Northern Oil & Gas Inc	507,622	14,294,636
		71,559,699
TOTAL ENERGY		101,513,783

Financials - 8.8%
Banks - 1.7%
East West Bancorp Inc	298,051	29,879,613
Eastern Bankshares Inc	1,755,141	27,116,928
First Bancorp/Southern Pines NC	439,350	22,007,042
Hancock Whitney Corp	236,332	14,113,747
Pathward Financial Inc	88,612	6,701,282
SouthState Corp	227,250	21,400,133
		121,218,745
Capital Markets - 4.2%
Houlihan Lokey Inc Class A	194,716	37,124,553
P10 Inc Class A (d)	2,007,536	24,692,693
Perella Weinberg Partners (g)	2,039,500	40,667,630
Perella Weinberg Partners Class A	495,227	9,874,826
Piper Sandler Cos	167,207	52,723,711
PJT Partners Inc Class A (d)	159,140	28,425,587
StepStone Group Inc Class A	586,028	34,786,622
StepStone Group Inc rights 12/31/2038 (b)(e)	31,066	2,038,862
Stifel Financial Corp	541,361	61,780,117
WisdomTree Inc (d)	943,088	12,514,778
		304,629,379
Consumer Finance - 1.0%
FirstCash Holdings Inc	326,282	43,490,128
SLM Corp	888,202	28,244,823
		71,734,951
Financial Services - 0.8%
HA Sustainable Infrastructure Capital Inc	626,805	16,278,125
Mr Cooper Group Inc (b)	126,446	19,690,171
Remitly Global Inc (b)	1,319,748	21,775,842
		57,744,138
Insurance - 1.1%
Baldwin Insurance Group Inc/The Class A (b)	533,907	19,669,134
Stewart Information Services Corp	360,396	23,400,512
Trupanion Inc (b)(d)	748,901	35,505,397
		78,575,043
TOTAL FINANCIALS		633,902,256

Health Care - 21.7%
Biotechnology - 9.9%
ADMA Biologics Inc (b)	974,885	18,230,350
Annexon Inc (b)	1,327,839	3,186,814
Apogee Therapeutics Inc (b)	279,575	10,696,540
Arcellx Inc (b)	482,293	34,430,897
ARS Pharmaceuticals Inc (b)(d)	405,105	7,162,256
Astria Therapeutics Inc (b)	1,350,472	9,345,266
Avidity Biosciences Inc (b)	497,275	18,254,965
Bicara Therapeutics Inc (b)(d)	462,635	5,139,875
Blueprint Medicines Corp rights (b)(e)	124,518	57,277
Boundless Bio Inc (b)	294,995	349,569
Bridgebio Pharma Inc (b)	203,928	9,639,677
Caris Life Sciences Inc (f)	334,544	9,393,996
Caris Life Sciences Inc (b)	15,155	425,552
Celldex Therapeutics Inc (b)	473,857	10,415,377
CG oncology Inc (b)(d)	830,451	22,164,737
Cogent Biosciences Inc (b)	3,123,917	35,675,132
Crescent Biopharma Inc (g)	113,421	1,408,689
Crinetics Pharmaceuticals Inc (b)	889,192	25,421,999
Cytokinetics Inc (b)	583,307	21,955,675
Day One Biopharmaceuticals Inc (b)	1,582,811	10,620,662
Denali Therapeutics Inc (b)	613,005	8,477,859
Disc Medicine Inc (b)	278,179	16,623,977
Insmed Inc (b)	276,524	29,665,495
Jade Biosciences Inc	347,415	2,497,914
Janux Therapeutics Inc (b)	694,521	16,678,922
Kiniksa Pharmaceuticals International Plc Class A (b)	488,852	14,792,662
Korro Bio Inc (b)	51,448	769,662
Legend Biotech Corp ADR (b)	460,507	17,992,008
Madrigal Pharmaceuticals Inc (b)(d)	154,022	46,593,195
MoonLake Immunotherapeutics Class A (b)	236,975	11,953,019
Neurogene Inc (b)(d)	288,072	6,271,327
Nurix Therapeutics Inc (b)	948,302	10,677,881
Nuvalent Inc Class A (b)	511,204	40,052,833
Oruka Therapeutics Inc	553,410	7,520,842
Perspective Therapeutics Inc (b)	1,160,700	4,457,088
Revolution Medicines Inc (b)	281,417	10,488,412
Rhythm Pharmaceuticals Inc (b)	597,058	50,887,253
Scholar Rock Holding Corp (b)	47,759	1,769,471
Soleno Therapeutics Inc (b)	496,057	42,894,049
Spyre Therapeutics Inc (b)	503,397	8,542,647
Ultragenyx Pharmaceutical Inc (b)	379,630	10,371,492
Upstream Bio Inc	1,222,992	18,724,008
Veracyte Inc (b)	738,940	17,372,479
Vericel Corp (b)	713,958	24,945,693
Viking Therapeutics Inc (b)(d)	322,331	10,498,321
Viridian Therapeutics Inc (b)	1,077,273	18,873,823
Zenas Biopharma Inc (d)	479,086	7,526,441
		711,894,078
Health Care Equipment & Supplies - 4.3%
Artivion Inc (b)	479,327	14,815,998
Ceribell Inc	1,335,885	19,236,744
Glaukos Corp (b)	131,011	11,278,737
Insulet Corp (b)	103,136	29,744,422
Integer Holdings Corp (b)	214,392	23,263,676
Lantheus Holdings Inc (b)	533,789	38,000,439
Masimo Corp (b)	261,224	40,173,639
NeuroPace Inc (b)	409,862	3,487,926
Penumbra Inc (b)	157,391	39,705,028
PROCEPT BioRobotics Corp (b)(d)	487,442	23,645,811
Pulmonx Corp (b)	1,489,080	2,739,907
Shoulder Innovations Inc (f)(g)	661,616	9,957,321
Shoulder Innovations Inc	122,300	1,840,615
TransMedics Group Inc (b)(d)	458,951	54,601,400
		312,491,663
Health Care Providers & Services - 5.1%
Alignment Healthcare Inc (b)	1,496,277	20,618,697
BrightSpring Health Services Inc (b)	2,711,917	56,001,086
Ensign Group Inc/The	490,917	73,637,550
GeneDx Holdings Corp Class A (b)	21,384	2,180,099
Guardant Health Inc (b)	219,552	8,997,241
HealthEquity Inc (b)	499,374	48,439,278
Hims & Hers Health Inc Class A (b)(d)	527,543	34,912,796
LifeStance Health Group Inc (b)	4,168,989	16,592,576
Pennant Group Inc/The (b)	820,781	18,196,715
Privia Health Group Inc (b)	1,509,439	29,464,249
Progyny Inc (b)	1,722,369	40,492,895
Surgery Partners Inc (b)	788,318	17,303,580
		366,836,762
Health Care Technology - 0.6%
Doximity Inc Class A (b)	186,822	10,975,793
Schrodinger Inc/United States (b)	116,051	2,359,317
Waystar Holding Corp (b)	725,280	26,820,854
		40,155,964
Life Sciences Tools & Services - 0.4%
Charles River Laboratories International Inc (b)	101,401	17,201,666
Veterinary Emergency Group (b)(e)(g)(h)	190,561	15,370,650
		32,572,316
Pharmaceuticals - 1.4%
Amylyx Pharmaceuticals Inc (b)	1,148,861	9,225,354
Axsome Therapeutics Inc (b)	296,455	30,054,608
Corcept Therapeutics Inc (b)(d)	307,775	20,673,247
Enliven Therapeutics Inc (b)	1,072,854	20,180,384
Enliven Therapeutics Inc (b)(g)	266,907	5,020,520
Liquidia Corp (b)(d)	603,719	11,283,508
Structure Therapeutics Inc ADR (b)	427,449	7,608,592
		104,046,213
TOTAL HEALTH CARE		1,567,996,996

Industrials - 22.4%
Aerospace & Defense - 3.5%
AeroVironment Inc (b)(d)	70,990	18,999,764
ATI Inc (b)	526,953	40,543,765
BWX Technologies Inc	185,095	28,121,483
Karman Holdings Inc	643,602	33,274,223
Leonardo DRS Inc	534,842	22,249,427
Mercury Systems Inc (b)	616,232	32,407,641
Redwire Corp Class A (b)(d)	803,729	11,485,287
V2X Inc (b)	554,273	26,261,455
Woodward Inc	141,492	36,374,763
		249,717,808
Building Products - 2.2%
Armstrong World Industries Inc	82,070	15,443,112
AZZ Inc	669,202	73,277,619
Simpson Manufacturing Co Inc	80,640	14,469,235
Tecnoglass Inc	730,641	57,011,917
		160,201,883
Commercial Services & Supplies - 1.2%
ACV Auctions Inc Class A (b)	1,755,306	24,942,898
GEO Group Inc/The (b)	867,426	22,483,682
HNI Corp	331,179	17,035,848
Montrose Environmental Group Inc (b)	44,852	1,017,692
OPENLANE Inc (b)	883,567	21,771,091
		87,251,211
Construction & Engineering - 4.4%
Comfort Systems USA Inc	52,788	37,125,800
Construction Partners Inc Class A (b)	297,482	30,001,060
Dycom Industries Inc (b)	123,621	33,230,561
Fluor Corp (b)	1,055,715	59,932,941
Granite Construction Inc	119,149	11,256,006
IES Holdings Inc (b)	120,983	42,715,468
Sterling Infrastructure Inc (b)	279,097	74,683,566
Valmont Industries Inc	83,252	30,299,565
		319,244,967
Electrical Equipment - 1.3%
Acuity Inc	93,228	29,026,538
NEXTracker Inc Class A (b)	841,813	49,044,025
NuScale Power Corp Class A (b)(d)	251,358	12,620,685
		90,691,248
Machinery - 4.2%
Crane Co	137,631	26,944,021
Esab Corp	298,345	40,028,949
Federal Signal Corp	212,939	26,951,689
Gates Industrial Corp PLC (b)	1,268,724	31,464,355
ITT Inc	260,188	44,221,553
JBT Marel Corp	281,450	38,783,810
Mueller Industries Inc	312,720	26,696,906
RBC Bearings Inc (b)	73,244	28,370,331
REV Group Inc	816,258	40,445,584
		303,907,198
Passenger Airlines - 0.5%
Alaska Air Group Inc (b)	661,976	35,058,248
Professional Services - 3.6%
CACI International Inc (b)	52,944	24,384,418
Cbiz Inc (b)	430,077	26,286,306
ExlService Holdings Inc (b)	589,113	25,585,178
First Advantage Corp (b)(d)	916,769	15,850,936
FTI Consulting Inc (b)	130,017	21,628,328
Huron Consulting Group Inc (b)	342,310	45,212,305
KBR Inc	354,535	16,570,966
Paycom Software Inc	134,313	31,098,832
Paylocity Holding Corp (b)	79,585	14,713,675
UL Solutions Inc Class A	221,645	16,206,682
Verra Mobility Corp Class A (b)	1,023,284	25,848,154
		263,385,780
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies Inc	120,480	32,710,320
Herc Holdings Inc	220,403	25,745,274
Xometry Inc Class A (b)(d)	1,552,416	50,205,134
		108,660,728
TOTAL INDUSTRIALS		1,618,119,071

Information Technology - 16.0%
Communications Equipment - 0.5%
Lumentum Holdings Inc (b)	324,771	35,750,792
Electronic Equipment, Instruments & Components - 5.1%
Advanced Energy Industries Inc	332,642	46,210,627
Badger Meter Inc	66,942	12,635,971
Belden Inc	345,604	42,733,935
Mirion Technologies Inc Class A (b)	832,905	18,615,427
Novanta Inc (b)	123,317	15,170,456
OSI Systems Inc (b)(d)	407,588	90,081,024
PAR Technology Corp (b)(d)	396,641	24,107,840
Sanmina Corp (b)	195,094	22,638,708
TD SYNNEX Corp	320,307	46,249,128
TTM Technologies Inc (b)	618,771	29,236,930
Vontier Corp	564,044	23,390,905
		371,070,951
IT Services - 0.8%
Kyndryl Holdings Inc (b)	1,468,569	55,467,851
Semiconductors & Semiconductor Equipment - 3.7%
Aehr Test Systems (b)(d)	897,421	15,166,415
Credo Technology Group Holding Ltd (b)	722,292	80,571,673
Impinj Inc (b)	130,615	20,190,467
MACOM Technology Solutions Holdings Inc (b)	391,489	53,688,801
Rambus Inc (b)	687,801	50,849,128
Rigetti Computing Inc Class A (b)(d)	412,780	5,985,310
SiTime Corp (b)(d)	159,779	32,411,170
Veeco Instruments Inc (b)(d)	341,613	7,098,718
		265,961,682
Software - 5.7%
Algolia Inc (b)(e)(g)	234,640	4,575,480
Alkami Technology Inc (b)(d)	693,121	15,449,667
Clearwater Analytics Holdings Inc Class A (b)	511,662	10,366,272
Commvault Systems Inc (b)	277,252	52,664,017
Figma Inc Class A	900	103,950
Intapp Inc (b)	690,152	27,640,588
InterDigital Inc (d)	126,108	32,561,086
Life360 Inc (b)(d)	308,755	23,647,545
Monday.com Ltd (b)	207,927	54,537,174
nCino Inc (b)(d)	1,280,599	35,760,727
Pegasystems Inc	347,889	20,424,563
Q2 Holdings Inc (b)	410,646	33,344,455
SPS Commerce Inc (b)	198,477	21,607,199
Tenable Holdings Inc (b)	551,033	17,252,843
Varonis Systems Inc (b)	394,426	22,020,804
Weave Communications Inc (b)	2,786,753	20,343,297
Workiva Inc Class A (b)	233,821	14,924,794
Zeta Global Holdings Corp Class A (b)	401,705	6,286,683
		413,511,144
Technology Hardware, Storage & Peripherals - 0.2%
IonQ Inc (b)(d)	334,235	13,325,949
TOTAL INFORMATION TECHNOLOGY		1,155,088,369

Materials - 1.8%
Chemicals - 0.5%
Axalta Coating Systems Ltd (b)	554,218	15,695,454
Element Solutions Inc	922,685	21,775,366
		37,470,820
Metals & Mining - 0.8%
Carpenter Technology Corp	216,228	53,925,101
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	406,325	36,735,843
TOTAL MATERIALS		128,131,764

Real Estate - 1.4%
Hotel & Resort REITs - 0.3%
Ryman Hospitality Properties Inc	237,306	22,558,308
Industrial REITs - 0.2%
Terreno Realty Corp	314,066	17,427,522
Real Estate Management & Development - 0.9%
Compass Inc Class A (b)	5,256,029	41,732,871
Landbridge Co LLC Class A (d)	372,248	21,099,017
		62,831,888
TOTAL REAL ESTATE		102,817,718

Utilities - 0.2%
Electric Utilities - 0.2%
IDACORP Inc (d)	133,127	16,684,807
TOTAL UNITED STATES		6,469,802,025
TOTAL COMMON STOCKS (Cost $5,680,476,783)		7,112,006,625

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 12/31/2199 (e)(g) (Cost $1,379,633)	1,379,633	1,642,177

Convertible Preferred Stocks - 1.2%
	Shares	Value ($)
UNITED STATES - 1.2%
Health Care - 0.3%
Biotechnology - 0.3%
Bright Peak Therapeutics Inc. Series B (b)(e)(g)	1,079,522	1,651,669
Bright Peak Therapeutics Inc. Series C (b)(e)(g)	2,205,558	2,404,058
Endeavor BioMedicines Inc Series C (b)(e)(g)	556,156	2,903,134
LifeMine Therapeutics Inc Series C (b)(e)(g)	2,048,403	2,417,116
Sonoma Biotherapeutics Inc Series B (b)(e)(g)	2,370,360	6,020,714
Sonoma Biotherapeutics Inc Series B1 (b)(e)(g)	1,264,171	3,678,738
T-Knife Therapeutics Inc Series B (b)(e)(g)	1,097,257	1,492,270
Treeline Biosciences Series A (b)(e)(g)	115,000	685,399
		21,253,098
Health Care Technology - 0.0%
Wugen Inc Series B (b)(e)(g)	326,496	489,744
TOTAL HEALTH CARE		21,742,842

Industrials - 0.6%
Construction & Engineering - 0.6%
Beta Technologies Inc Series A (b)(e)(g)	278,129	31,837,427
Beta Technologies Inc Series B, 6% (b)(e)(g)	85,106	11,815,266
		43,652,693
Information Technology - 0.3%
Communications Equipment - 0.2%
Astranis Space Technologies Corp Series C (b)(e)(g)	557,717	6,620,101
Astranis Space Technologies Corp Series C (b)(e)(g)	87,241	1,035,550
Astranis Space Technologies Corp Series D (b)(e)(g)	620,825	5,134,223
		12,789,874
IT Services - 0.0%
Yanka Industries Inc Series E (b)(e)(g)	869,641	2,330,638
Yanka Industries Inc Series F (b)(e)(g)	127,716	549,179
		2,879,817
Software - 0.1%
Algolia Inc Series D (b)(e)(g)	53,800	1,049,100
Lyte Ai Inc Series B (e)(g)	97,800	1,106,118
Skyryse Inc Series B (b)(e)(g)	62,100	1,630,746
		3,785,964
TOTAL INFORMATION TECHNOLOGY		19,455,655

TOTAL UNITED STATES		84,851,190
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $100,730,633)		84,851,190

Money Market Funds - 7.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.33	44,839,043	44,848,011
Fidelity Securities Lending Cash Central Fund (i)(j)	4.33	485,552,962	485,601,517
TOTAL MONEY MARKET FUNDS (Cost $530,449,528)			530,449,528

TOTAL INVESTMENT IN SECURITIES - 107.0% (Cost $6,313,036,577)	7,728,949,520
NET OTHER ASSETS (LIABILITIES) - (7.0)%	(502,375,436)
NET ASSETS - 100.0%	7,226,574,084

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $45,073,916 or 0.6% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $39,898,993 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $207,710,833 or 2.9% of net assets.

(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Algolia Inc	10/27/21	6,862,059

Algolia Inc Series D	7/23/21	1,573,384

Astranis Space Technologies Corp Series C	3/19/21	12,225,675

Astranis Space Technologies Corp Series C	4/05/23	1,912,404

Astranis Space Technologies Corp Series D	4/25/24 - 12/06/24	5,799,995

Beta Technologies Inc Series A	4/09/21	20,378,512

Beta Technologies Inc Series B, 6%	4/04/22	8,780,386

Bright Peak Therapeutics Inc. Series B	5/14/21	4,216,613

Bright Peak Therapeutics Inc. Series C	5/07/24	2,500,000

Crescent Biopharma Inc	10/28/24	1,500,000

Endeavor BioMedicines Inc Series C	4/22/24	3,628,695

Enliven Therapeutics Inc	3/19/24	3,736,698

Fanatics Inc Class A	8/13/20 - 3/22/21	12,874,623

LifeMine Therapeutics Inc Series C	2/15/22	4,171,757

Lyte Ai Inc Series B	8/13/24	1,240,701

Perella Weinberg Partners	12/29/20	20,395,000

Shoulder Innovations Inc	7/18/25	9,416,600

Skyryse Inc Series B	10/21/21	1,532,626

Sonoma Biotherapeutics Inc Series B	7/26/21	4,684,542

Sonoma Biotherapeutics Inc Series B1	7/26/21	3,747,635

T-Knife Therapeutics Inc Series B	6/30/21	6,329,856

Treeline Biosciences Series A	7/30/21	900,163

Veterinary Emergency Group	9/16/21 - 3/17/22	9,329,011

Wugen Inc 10% 12/31/2199	6/14/24	1,379,633

Wugen Inc Series B	7/09/21	2,531,944

Yanka Industries Inc Series E	5/15/20	10,504,568

Yanka Industries Inc Series F	4/08/21	4,071,177

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Caris Life Sciences Inc	12/15/2025

MNTN Inc	11/18/2025

Shoulder Innovations Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	52,503,286	1,714,914,763	1,722,570,038	1,153,019	-	-	44,848,011	44,839,043	0.1%
Fidelity Securities Lending Cash Central Fund	277,060,862	2,213,899,227	2,005,358,572	1,305,772	-	-	485,601,517	485,552,962	1.8%
Total	329,564,148	3,928,813,990	3,727,928,610	2,458,791	-	-	530,449,528

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Lovesac Co/The	32,890,851	-	28,922,093	-	(7,550,624)	3,581,866	-	-
Total	32,890,851	-	28,922,093	-	(7,550,624)	3,581,866	-

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	196,120,144	196,120,144	-	-
Consumer Discretionary	906,556,354	862,339,178	-	44,217,176
Consumer Staples	150,318,537	150,318,537	-	-
Energy	144,523,904	144,523,904	-	-
Financials	640,367,968	631,863,394	-	8,504,574
Health Care	1,681,811,445	1,666,383,518	-	15,427,927
Industrials	1,728,472,816	1,627,627,608	100,845,208	-
Information Technology	1,389,593,554	1,378,341,894	6,676,180	4,575,480
Materials	154,739,378	154,739,378	-	-
Real Estate	102,817,718	102,817,718	-	-
Utilities	16,684,807	16,684,807	-	-

Convertible Corporate Bonds
Health Care	1,642,177	-	-	1,642,177

Convertible Preferred Stocks
Health Care	21,742,842	-	-	21,742,842
Industrials	43,652,693	-	-	43,652,693
Information Technology	19,455,655	-	-	19,455,655

Money Market Funds	530,449,528	530,449,528	-	-
Total Investments in Securities:	7,728,949,520	7,462,209,608	107,521,388	159,218,524
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2025 ($)
Common Stocks	70,452,235	222,842	5,844,550	7,938,248	(11,732,718)	-	-	-	72,725,157	6,388,228
Convertible Preferred Stocks	97,720,427	(12,368,032)	16,838,216	5,740,692	(23,080,113)	-	-	-	84,851,190	(6,693,412)
Convertible Corporate Bonds	1,411,227	(398,614)	629,564	-	-	-	-	-	1,642,177	230,951

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $469,015,517) - See accompanying schedule:
Unaffiliated issuers (cost $5,782,587,049)	$7,198,499,992
Fidelity Central Funds (cost $530,449,528)	530,449,528

Total Investment in Securities (cost $6,313,036,577)		$7,728,949,520
Foreign currency held at value (cost $60)		59
Receivable for investments sold		32,127,522
Receivable for fund shares sold		1,330,749
Dividends receivable		366,515
Interest receivable		156,007
Distributions receivable from Fidelity Central Funds		242,842
Prepaid expenses		1,171
Total assets		7,763,174,385
Liabilities
Payable for investments purchased	$40,331,022
Payable for fund shares redeemed	5,144,990
Accrued management fee	5,257,781
Distribution and service plan fees payable	150,677
Other payables and accrued expenses	125,263
Collateral on securities loaned	485,590,568
Total liabilities		536,600,301
Net Assets		$7,226,574,084
Net Assets consist of:
Paid in capital		$5,564,616,699
Total accumulated earnings (loss)		1,661,957,385
Net Assets		$7,226,574,084

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($372,910,793 ÷ 12,003,174 shares)(a)		$31.07
Maximum offering price per share (100/94.25 of $31.07)		$32.97
Class M :
Net Asset Value and redemption price per share ($96,069,658 ÷ 3,294,905 shares)(a)		$29.16
Maximum offering price per share (100/96.50 of $29.16)		$30.22
Class C :
Net Asset Value and offering price per share ($37,545,265 ÷ 1,506,714 shares)(a)		$24.92
Small Cap Growth :
Net Asset Value, offering price and redemption price per share ($2,910,591,387 ÷ 86,699,559 shares)		$33.57
Class I :
Net Asset Value, offering price and redemption price per share ($1,142,931,764 ÷ 33,956,507 shares)		$33.66
Class Z :
Net Asset Value, offering price and redemption price per share ($2,666,525,217 ÷ 78,551,516 shares)		$33.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$28,920,165
Interest		57,337
Income from Fidelity Central Funds (including $1,305,772 from security lending)		2,458,791
Total income		31,436,293
Expenses
Management fee
Basic fee	$55,037,719
Performance adjustment	8,292,973
Distribution and service plan fees	1,924,049
Custodian fees and expenses	195,800
Independent trustees' fees and expenses	30,027
Registration fees	194,349
Audit fees	87,704
Legal	10,296
Interest	159,334
Miscellaneous	82,686
Total expenses		66,014,937
Net Investment income (loss)		(34,578,644)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	413,023,582
Redemptions in-kind	11,619,849
Affiliated issuers	(7,550,624)
Foreign currency transactions	64,549
Total net realized gain (loss)		417,157,356
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(185,572,759)
Affiliated issuers	3,581,866
Unfunded commitments	(2,547,122)
Assets and liabilities in foreign currencies	(6,517)
Total change in net unrealized appreciation (depreciation)		(184,544,532)
Net gain (loss)		232,612,824
Net increase (decrease) in net assets resulting from operations		$198,034,180
Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(34,578,644)	$(25,714,295)
Net realized gain (loss)	417,157,356	435,198,535
Change in net unrealized appreciation (depreciation)	(184,544,532)	807,823,915
Net increase (decrease) in net assets resulting from operations	198,034,180	1,217,308,155
Distributions to shareholders	(107,192,580)	-

Share transactions - net increase (decrease)	(353,846,785)	784,026,430
Total increase (decrease) in net assets	(263,005,185)	2,001,334,585

Net Assets
Beginning of period	7,489,579,269	5,488,244,684
End of period	$7,226,574,084	$7,489,579,269

Consolidated Financial Highlights
Fidelity Advisor® Small Cap Growth Fund Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.63	$25.34	$23.12	$34.89	$26.64
Income from Investment Operations
Net investment income (loss) A,B	(.23)	(.19)	(.17)	(.17)	(.26) C
Net realized and unrealized gain (loss)	1.04	5.48	2.39	(5.58)	11.27
Total from investment operations	.81	5.29	2.22	(5.75)	11.01
Distributions from net investment income	(.23)	-	-	-	-
Distributions from net realized gain	(.14)	-	-	(6.02)	(2.76)
Total distributions	(.37)	-	-	(6.02)	(2.76)
Net asset value, end of period	$31.07	$30.63	$25.34	$23.12	$34.89
Total Return D,E	2.69%	20.88%	9.60%	(20.62)%	44.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.17%	1.27%	1.32%	1.29%	1.29%
Expenses net of fee waivers, if any	1.17%	1.26%	1.32%	1.29%	1.29%
Expenses net of all reductions, if any	1.17%	1.26%	1.32%	1.29%	1.28%
Net investment income (loss)	(.75)%	(.71)%	(.71)%	(.61)%	(.82)% C
Supplemental Data
Net assets, end of period (000 omitted)	$372,911	$388,894	$295,801	$287,905	$387,793
Portfolio turnover rate H	77 % I	84% I	75% I	79% I	107%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.91)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Growth Fund Class M

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.78	$23.87	$21.83	$33.27	$25.56
Income from Investment Operations
Net investment income (loss) A,B	(.28)	(.24)	(.21)	(.22)	(.33) C
Net realized and unrealized gain (loss)	.97	5.15	2.25	(5.28)	10.77
Total from investment operations	.69	4.91	2.04	(5.50)	10.44
Distributions from net investment income	(.17)	-	-	-	-
Distributions from net realized gain	(.14)	-	-	(5.94)	(2.73)
Total distributions	(.31)	-	-	(5.94)	(2.73)
Net asset value, end of period	$29.16	$28.78	$23.87	$21.83	$33.27
Total Return D,E	2.44%	20.57%	9.34%	(20.85)%	43.82%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.42%	1.52%	1.58%	1.54%	1.55%
Expenses net of fee waivers, if any	1.42%	1.51%	1.57%	1.54%	1.55%
Expenses net of all reductions, if any	1.42%	1.51%	1.57%	1.54%	1.53%
Net investment income (loss)	(1.00)%	(.97)%	(.97)%	(.86)%	(1.08)% C
Supplemental Data
Net assets, end of period (000 omitted)	$96,070	$96,688	$76,283	$70,182	$98,005
Portfolio turnover rate H	77 % I	84% I	75% I	79% I	107%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.17)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Growth Fund Class C

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.67	$20.56	$18.90	$29.58	$23.07
Income from Investment Operations
Net investment income (loss) A,B	(.37)	(.31)	(.28)	(.31)	(.43) C
Net realized and unrealized gain (loss)	.84	4.42	1.94	(4.54)	9.62
Total from investment operations	.47	4.11	1.66	(4.85)	9.19
Distributions from net investment income	(.08)	-	-	-	-
Distributions from net realized gain	(.14)	-	-	(5.83)	(2.68)
Total distributions	(.22)	-	-	(5.83)	(2.68)
Net asset value, end of period	$24.92	$24.67	$20.56	$18.90	$29.58
Total Return D,E	1.91%	19.99%	8.78%	(21.24)%	43.07%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.92%	2.03%	2.08%	2.05%	2.06%
Expenses net of fee waivers, if any	1.92%	2.02%	2.08%	2.05%	2.06%
Expenses net of all reductions, if any	1.92%	2.02%	2.08%	2.05%	2.05%
Net investment income (loss)	(1.50)%	(1.47)%	(1.48)%	(1.37)%	(1.59)% C
Supplemental Data
Net assets, end of period (000 omitted)	$37,545	$52,767	$51,891	$59,768	$88,239
Portfolio turnover rate H	77 % I	84% I	75% I	79% I	107%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.68)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Growth Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$33.06	$27.27	$24.81	$37.02	$28.07
Income from Investment Operations
Net investment income (loss) A,B	(.15)	(.12)	(.11)	(.10)	(.18) C
Net realized and unrealized gain (loss)	1.12	5.91	2.57	(6.00)	11.92
Total from investment operations	.97	5.79	2.46	(6.10)	11.74
Distributions from net investment income	(.32)	-	-	-	-
Distributions from net realized gain	(.14)	-	-	(6.11)	(2.79)
Total distributions	(.46)	-	-	(6.11)	(2.79)
Net asset value, end of period	$33.57	$33.06	$27.27	$24.81	$37.02
Total Return D	2.97%	21.23%	9.92%	(20.42)%	44.60%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.88%	.99%	1.05%	1.02%	1.00%
Expenses net of fee waivers, if any	.88%	.98%	1.05%	1.01%	1.00%
Expenses net of all reductions, if any	.88%	.98%	1.05%	1.01%	.99%
Net investment income (loss)	(.46)%	(.43)%	(.44)%	(.33)%	(.53)% C
Supplemental Data
Net assets, end of period (000 omitted)	$2,910,591	$3,194,599	$2,766,171	$2,747,002	$4,540,695
Portfolio turnover rate G	77 % H	84% H	75% H	79% H	107%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.62)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Growth Fund Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$33.16	$27.36	$24.90	$37.13	$28.15
Income from Investment Operations
Net investment income (loss) A,B	(.16)	(.13)	(.11)	(.10)	(.19) C
Net realized and unrealized gain (loss)	1.12	5.93	2.57	(6.03)	11.96
Total from investment operations	.96	5.80	2.46	(6.13)	11.77
Distributions from net investment income	(.32)	-	-	-	-
Distributions from net realized gain	(.14)	-	-	(6.10)	(2.79)
Total distributions	(.46)	-	-	(6.10)	(2.79)
Net asset value, end of period	$33.66	$33.16	$27.36	$24.90	$37.13
Total Return D	2.92%	21.20%	9.88%	(20.42)%	44.57%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.92%	1.01%	1.07%	1.04%	1.04%
Expenses net of fee waivers, if any	.92%	1.01%	1.06%	1.03%	1.04%
Expenses net of all reductions, if any	.92%	1.01%	1.06%	1.03%	1.03%
Net investment income (loss)	(.50)%	(.46)%	(.46)%	(.35)%	(.57)% C
Supplemental Data
Net assets, end of period (000 omitted)	$1,142,932	$1,228,751	$660,166	$606,422	$775,746
Portfolio turnover rate G	77 % H	84% H	75% H	79% H	107%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.66)%.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Small Cap Growth Fund Class Z

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$33.45	$27.56	$25.04	$37.32	$28.26
Income from Investment Operations
Net investment income (loss) A,B	(.13)	(.09)	(.08)	(.06)	(.15) C
Net realized and unrealized gain (loss)	1.13	5.98	2.60	(6.06)	12.01
Total from investment operations	1.00	5.89	2.52	(6.12)	11.86
Distributions from net investment income	(.37)	-	-	-	-
Distributions from net realized gain	(.14)	-	-	(6.16)	(2.80)
Total distributions	(.50) D	-	-	(6.16)	(2.80)
Net asset value, end of period	$33.95	$33.45	$27.56	$25.04	$37.32
Total Return E	3.05%	21.37%	10.06%	(20.33)%	44.75%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.80%	.88%	.93%	.90%	.90%
Expenses net of fee waivers, if any	.80%	.88%	.92%	.90%	.90%
Expenses net of all reductions, if any	.80%	.88%	.92%	.90%	.89%
Net investment income (loss)	(.38)%	(.33)%	(.32)%	(.22)%	(.43)% C
Supplemental Data
Net assets, end of period (000 omitted)	$2,666,525	$2,527,880	$1,637,933	$1,465,312	$366,620
Portfolio turnover rate H	77 % I	84% I	75% I	79% I	107%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.52)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Small Cap Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Small Cap Growth, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Effective the close of business on October 16, 2024, new positions in the Fund may no longer be opened with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$72,725,157	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.8 - 7.5 / 3.2	Increase
			Enterprise value/Net income (EV/NI)	16.5	Increase
		Market approach	Parity price	$0.46	Increase
		Discounted cash flow	Discount rate	8.6% - 9.3% / 8.9%	Decrease
Convertible Corporate Bonds	$1,642,177	Market approach	Transaction price	$100.00	Increase
			Discount rate	23.5%	Decrease
			Probability rate	0.0% - 100.0% / 50.0%	Increase
Convertible Preferred Stocks	$84,851,190	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.7 - 14.0 / 5.8	Increase
		Market approach	Transaction price	$0.41 - $8.61 / $3.16	Increase
			Discount rate	5.0% - 80.0% / 22.6%	Decrease
		Black scholes	Volatility	50.0% - 110.0% / 79.5%	Increase
			Discount rate	3.8% - 3.9% / 3.9%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,857,245,781
Gross unrealized depreciation	(457,723,494)
Net unrealized appreciation (depreciation)	$1,399,522,287
Tax Cost	$6,329,427,233

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gain	$310,283,405
Net unrealized appreciation (depreciation) on securities and other investments	$1,399,510,679

The Fund intends to elect to defer to its net fiscal year $47,836,699 of ordinary losses recognized during the period January 1, 2025 to July 31, 2025.

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$75,096,171	$-
Long-term Capital Gains	32,096,409	-
Total	$107,192,580	$-

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Fund included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Small Cap Growth Fund	15,370,650.21

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Small Cap Growth Fund	5,728,573,386	6,162,818,841

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Underlying Funds ($)	Net realized gain or loss on Other Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realize gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Small Cap Growth Fund	1,186,205	-	16,684	11,603,165	11,619,849	38,462,188

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Small Cap Growth Fund	1,196,548	10,828,045	34,928,214
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.85
Class C	.86
Small Cap Growth	.83
Class I	.84
Class Z	.70

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.80
Class M	.80
Class C	.80
Small Cap Growth	.76
Class I	.80
Class Z	.68

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Small Cap Growth Fund	Russell 2000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Small Cap Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .11%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	973,516	54,329
Class M	.25%	.25%	489,288	2,524
Class C	.75%	.25%	461,245	77,933
			1,924,049	134,786

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	60,255
Class M	4,297
Class CA	139
64,691
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Small Cap Growth Fund	219,984

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Growth Fund	Borrower	13,463,321	4.98%	156,423

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Small Cap Growth Fund	311,819,119	504,926,544	12,874,676

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Small Cap Growth Fund	169,801
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Small Cap Growth Fund	8,452
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Small Cap Growth Fund	135,506	26,475	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Small Cap Growth Fund	1,112,426
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Consolidated Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Growth Fund	4,610,500	5.68%	2,911
9.Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity Small Cap Growth Fund
Distributions to shareholders
Class A	$4,738,908	$ -
Class M	1,065,925	-
Class C	461,614	-
Small Cap Growth	44,545,355	-
Class I	17,551,414	-
Class Z	38,829,364	-
Total	$107,192,580	$-
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity Small Cap Growth Fund
Class A
Shares sold	1,981,455	3,410,425	$60,787,958	$92,435,438
Reinvestment of distributions	151,411	-	4,562,868	-
Shares redeemed	(2,824,595)	(2,388,084)	(84,448,483)	(62,921,674)
Net increase (decrease)	(691,729)	1,022,341	$(19,097,657)	$29,513,764
Class M
Shares sold	460,569	725,789	$13,300,682	$18,290,293
Reinvestment of distributions	36,975	-	1,046,009	-
Shares redeemed	(561,684)	(562,338)	(15,696,523)	(14,055,708)
Net increase (decrease)	(64,140)	163,451	$(1,349,832)	$4,234,585
Class C
Shares sold	154,315	528,459	$3,787,790	$11,466,796
Reinvestment of distributions	18,622	-	452,132	-
Shares redeemed	(804,988)	(913,022)	(19,772,475)	(18,978,864)
Net increase (decrease)	(632,051)	(384,563)	$(15,532,553)	$(7,512,068)
Small Cap Growth
Shares sold	15,673,635	19,838,628	$515,613,694	$590,342,520
Reinvestment of distributions	1,257,710	-	41,060,357	-
Shares redeemed	(26,858,637)	(24,637,695)	(870,243,915)	(689,666,536)
Net increase (decrease)	(9,927,292)	(4,799,067)	$(313,569,864)	$(99,324,016)
Class I
Shares sold	10,484,692	22,048,418	$342,358,177	$626,318,348
Reinvestment of distributions	379,133	-	12,386,974	-
Shares redeemed	(13,965,343)	(9,119,606)	(461,678,822)	(261,236,897)
Net increase (decrease)	(3,101,518)	12,928,812	$(106,933,671)	$365,081,451
Class Z
Shares sold	8,421,458	20,985,977	$281,900,094	$629,325,257
Reinvestment of distributions	1,124,780	-	37,160,203	-
Shares redeemed	(6,575,335)	(4,834,752)	(216,423,505)	(137,292,543)
Net increase (decrease)	2,970,903	16,151,225	$102,636,792	$492,032,714
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Small Cap Growth Fund	21%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and Shareholders of Fidelity Small Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Small Cap Growth Fund and its subsidiary (one of the funds constituting Fidelity Securities Fund, referred to hereafter as the "Fund") as of July 31, 2025, the related consolidated statement of operations for the year ended July 31, 2025, the consolidated statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the consolidated financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $323,494,894, or, if subsequently determined to be different, the net capital gain of such year.

Class A designates 38% and 100%; Class M designates 49% and 0%; Class C designates 100% and 0%; Small Cap Growth designates 30% and 100%; Class I designates 30% and 100%; and Class Z designates 27% and 100% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 44.85% and 100%; Class M designates 58.06% and 0%; Class C designates 100% and 0%; Small Cap Growth designates 35.62% and 100%; Class I designates 34.76% and 100%; and Class Z designates 31.69% and 100% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 2.91%; Class M designates 3.76%; Small Cap Growth designates 2.31%; Class I designates 2.25%; and Class Z designates 2.06% of the dividend distributed in September 2024 during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Small Cap Growth Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.803695.120
SCP-ANN-0925
Fidelity® Series Small Cap Opportunities Fund

Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Small Cap Opportunities Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
CANADA - 4.5%
Energy - 0.5%
Energy Equipment & Services - 0.3%
CES Energy Solutions Corp	2,398,214	12,548,392
Oil, Gas & Consumable Fuels - 0.2%
Secure Waste Infrastructure Corp	985,400	10,767,145
TOTAL ENERGY		23,315,537

Financials - 0.7%
Capital Markets - 0.7%
TMX Group Ltd	738,623	30,033,213
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (a)	453,871	13,861,220
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.4%
Celestica Inc (United States) (a)	90,486	18,084,532
Software - 0.6%
Lumine Group Inc Subordinate Voting Shares (a)(b)	552,541	21,434,093
TOTAL INFORMATION TECHNOLOGY		39,518,625

Materials - 0.4%
Metals & Mining - 0.4%
OR Royalties Inc	641,700	17,774,571
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Colliers International Group Inc Subordinate Voting Shares	216,541	32,654,620
Utilities - 0.9%
Gas Utilities - 0.9%
Brookfield Infrastructure Corp (United States)	982,434	38,354,223
TOTAL CANADA		195,512,009
CHILE - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Lundin Mining Corp	1,720,984	17,575,003
DENMARK - 0.3%
Health Care - 0.3%
Biotechnology - 0.3%
Ascendis Pharma A/S ADR (a)	72,258	12,536,763
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Banks - 0.0%
Accelerant Holdings Class A (a)(c)	13,500	371,790
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (a)(c)	129,197	2,877,217
ISRAEL - 0.7%
Information Technology - 0.7%
IT Services - 0.4%
Wix.com Ltd (a)	114,916	15,632,024
Semiconductors & Semiconductor Equipment - 0.3%
Nova Ltd (a)	54,153	14,220,036
TOTAL ISRAEL		29,852,060
JAPAN - 0.9%
Industrials - 0.2%
Machinery - 0.2%
Takeuchi Manufacturing Co Ltd	255,000	9,115,253
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
Allegro MicroSystems Inc (a)	965,736	30,333,768
TOTAL JAPAN		39,449,021
NETHERLANDS - 1.0%
Health Care - 1.0%
Biotechnology - 1.0%
Argenx SE ADR (a)	32,962	22,095,418
Merus NV (a)	239,551	15,867,858
Newamsterdam Pharma Co NV (a)(c)	323,500	7,055,535

TOTAL NETHERLANDS		45,018,811
PUERTO RICO - 1.2%
Financials - 1.2%
Banks - 1.2%
First BanCorp/Puerto Rico (c)	2,438,428	50,792,455
THAILAND - 1.6%
Information Technology - 1.6%
Electronic Equipment, Instruments & Components - 1.6%
Fabrinet (a)	212,761	68,877,119
UNITED KINGDOM - 2.2%
Consumer Discretionary - 0.4%
Leisure Products - 0.4%
Games Workshop Group PLC	80,989	17,423,478
Consumer Staples - 0.6%
Food Products - 0.6%
Nomad Foods Ltd (c)	1,537,549	25,892,325
Energy - 0.7%
Energy Equipment & Services - 0.7%
TechnipFMC PLC	827,039	30,079,409
Industrials - 0.5%
Professional Services - 0.5%
WNS Holdings Ltd (a)	285,093	21,322,105
TOTAL UNITED KINGDOM		94,717,317
UNITED STATES - 85.4%
Communication Services - 0.4%
Entertainment - 0.1%
Vivid Seats Inc Class A (a)(c)	2,013,831	3,121,437
Media - 0.1%
Thryv Holdings Inc (a)	445,168	5,858,411
Wireless Telecommunication Services - 0.2%
Gogo Inc (a)(c)	399,834	6,341,367
TOTAL COMMUNICATION SERVICES		15,321,215

Consumer Discretionary - 10.3%
Automobile Components - 0.7%
Patrick Industries Inc (c)	294,006	28,589,143
Diversified Consumer Services - 0.8%
Laureate Education Inc (a)	1,542,974	34,871,212
Hotels, Restaurants & Leisure - 1.1%
Brinker International Inc (a)	91,018	14,344,437
Dutch Bros Inc Class A (a)	110,536	6,551,469
Life Time Group Holdings Inc (a)	417,300	11,984,856
Pursuit Attractions and Hospitality Inc (a)	216,600	6,549,984
Sportradar Holding AG Class A (a)	228,600	6,759,702
		46,190,448
Household Durables - 3.1%
Champion Homes Inc (a)	383,244	23,339,560
Green Brick Partners Inc (a)	655,294	40,588,910
Installed Building Products Inc (c)	151,388	30,624,279
Lovesac Co/The (a)	334,150	6,018,042
SharkNinja Inc (a)(c)	304,773	35,384,145
		135,954,936
Leisure Products - 0.2%
Acushnet Holdings Corp (c)	175,404	13,965,666
Specialty Retail - 3.1%
Academy Sports & Outdoors Inc	969,990	49,265,792
Boot Barn Holdings Inc (a)	185,573	31,899,999
Group 1 Automotive Inc	36,800	15,167,120
Murphy USA Inc	83,065	30,109,401
Warby Parker Inc Class A (a)	319,100	7,642,445
		134,084,757
Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc (a)	99,854	9,958,439
Kontoor Brands Inc	472,461	26,297,180
Samsonite Group SA (b)(d)	4,210,200	8,587,585
Steven Madden Ltd	481,372	11,555,335
		56,398,539
TOTAL CONSUMER DISCRETIONARY		450,054,701

Consumer Staples - 2.4%
Beverages - 0.6%
Primo Brands Corp Class A	284,753	7,862,030
Vita Coco Co Inc/The (a)	499,119	17,598,936
		25,460,966
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Holdings Inc (a)	69,065	7,313,984
Performance Food Group Co (a)	131,403	13,192,861
		20,506,845
Food Products - 1.3%
Darling Ingredients Inc (a)	332,700	10,772,826
Post Holdings Inc (a)	87,027	9,208,327
Simply Good Foods Co/The (a)	1,256,574	38,275,244
		58,256,397
TOTAL CONSUMER STAPLES		104,224,208

Energy - 3.2%
Energy Equipment & Services - 1.7%
Cactus Inc Class A	699,155	29,581,248
Liberty Energy Inc Class A	1,138,690	14,051,434
Weatherford International PLC	516,701	29,219,442
		72,852,124
Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp (a)	676,680	23,636,432
Chord Energy Corp	152,411	16,815,506
Core Natural Resources Inc	131,700	9,720,777
Northern Oil & Gas Inc	556,018	15,657,467
		65,830,182
TOTAL ENERGY		138,682,306

Financials - 16.8%
Banks - 7.2%
Axos Financial Inc (a)	231,400	19,981,390
Connectone Bancorp Inc	425,070	9,789,362
CVB Financial Corp	1,173,300	21,928,977
East West Bancorp Inc	188,222	18,869,256
First Bancorp/Southern Pines NC	35,500	1,778,195
First Hawaiian Inc	837,500	20,309,375
First Interstate BancSystem Inc Class A	607,974	17,503,571
Glacier Bancorp Inc	328,789	14,410,822
Home BancShares Inc/AR	688,300	19,382,528
Metropolitan Bank Holding Corp	215,174	15,178,374
Pathward Financial Inc (c)	549,200	41,533,250
Pinnacle Financial Partners Inc	142,759	12,547,089
SouthState Corp	348,789	32,845,460
Synovus Financial Corp	510,705	24,125,704
TriCo Bancshares	626,468	25,760,364
Western Alliance Bancorp	221,857	17,207,229
		313,150,946
Capital Markets - 2.9%
Houlihan Lokey Inc Class A	161,252	30,744,306
Lazard Inc	680,644	35,379,875
Piper Sandler Cos	57,033	17,983,646
Stifel Financial Corp	356,533	40,687,546
		124,795,373
Consumer Finance - 2.0%
FirstCash Holdings Inc	443,097	59,060,399
SLM Corp	1,048,922	33,355,720
		92,416,119
Financial Services - 2.5%
Essent Group Ltd	747,960	41,878,280
Mr Cooper Group Inc (a)	237,483	36,980,853
PennyMac Financial Services Inc	316,840	29,510,478
		108,369,611
Insurance - 2.2%
First American Financial Corp	202,678	12,170,814
Genworth Financial Inc Class A (a)	2,358,380	18,536,867
Primerica Inc	170,041	45,167,991
Selective Insurance Group Inc	233,772	18,227,203
Slide Insurance Holdings Inc	39,600	744,479
		94,847,354
TOTAL FINANCIALS		733,579,403

Health Care - 13.3%
Biotechnology - 6.9%
Arcellx Inc (a)	203,469	14,525,652
Astria Therapeutics Inc warrants (a)	183,003	424,211
Bridgebio Pharma Inc (a)	316,200	14,946,774
Celldex Therapeutics Inc (a)	444,412	9,768,176
Cogent Biosciences Inc (a)	1,312,954	14,993,935
Crinetics Pharmaceuticals Inc (a)	425,022	12,151,379
Cytokinetics Inc (a)	423,376	15,935,873
CytomX Therapeutics Inc (a)(c)	2,391,095	5,236,498
Dianthus Therapeutics Inc (a)	449,606	9,293,356
Disc Medicine Inc (a)	219,035	13,089,532
Exact Sciences Corp (a)	205,800	9,662,310
Immunovant Inc (a)	483,557	7,775,597
Insmed Inc (a)	66,230	7,105,154
Jade Biosciences Inc (c)	412,500	2,965,875
MoonLake Immunotherapeutics Class A (a)	180,972	9,128,228
Nurix Therapeutics Inc (a)	418,000	4,706,680
Nuvalent Inc Class A (a)	237,729	18,626,067
Oruka Therapeutics Inc	410,772	5,582,391
Rezolute Inc (a)	1,913,400	11,384,730
Rhythm Pharmaceuticals Inc (a)	185,900	15,844,257
Soleno Therapeutics Inc (a)	214,761	18,570,384
Spyre Therapeutics Inc (a)(c)	289,475	4,912,391
Stoke Therapeutics Inc (a)	836,300	10,746,455
Upstream Bio Inc	617,100	9,447,801
Vaxcyte Inc (a)	468,998	15,922,482
Vericel Corp (a)	223,780	7,818,873
Viking Therapeutics Inc (a)(c)	256,201	8,344,467
Viridian Therapeutics Inc (a)	656,007	11,493,243
Zenas Biopharma Inc	569,832	8,952,061
		299,354,832
Health Care Equipment & Supplies - 2.4%
Artivion Inc (a)(c)	368,723	11,397,228
Ceribell Inc	392,500	5,652,000
Glaukos Corp (a)	60,740	5,229,107
Insulet Corp (a)	56,922	16,416,305
Kestra Medical Technologies Ltd	231,476	3,819,353
Lantheus Holdings Inc (a)(c)	194,764	13,865,249
Masimo Corp (a)	117,148	18,016,191
Penumbra Inc (a)	75,439	19,030,997
PROCEPT BioRobotics Corp (a)	164,728	7,990,955
TransMedics Group Inc (a)	42,200	5,020,534
		106,437,919
Health Care Providers & Services - 2.8%
BrightSpring Health Services Inc (a)	541,300	11,177,845
Encompass Health Corp	185,487	20,423,974
Ensign Group Inc/The	191,257	28,688,550
GeneDx Holdings Corp Class A (a)	31,500	3,211,424
Guardant Health Inc (a)	99,600	4,081,608
HealthEquity Inc (a)	200,159	19,415,423
Hims & Hers Health Inc Class A (a)(c)	166,700	11,032,206
Privia Health Group Inc (a)	704,534	13,752,504
Surgery Partners Inc (a)	500,686	10,990,058
		122,773,592
Health Care Technology - 0.2%
Waystar Holding Corp (a)	278,876	10,312,834
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International Inc (a)	37,600	6,378,464
Pharmaceuticals - 0.9%
Enliven Therapeutics Inc (a)	375,650	7,065,977
Enliven Therapeutics Inc (a)(e)	224,300	4,219,083
Prestige Consumer Healthcare Inc (a)	261,363	19,327,794
Structure Therapeutics Inc ADR (a)	377,405	6,717,808
		37,330,662
TOTAL HEALTH CARE		582,588,303

Industrials - 19.9%
Air Freight & Logistics - 0.4%
GXO Logistics Inc (a)	335,700	16,687,646
Building Products - 2.0%
AAON Inc (c)	142,737	11,918,540
AZZ Inc	167,900	18,385,050
Simpson Manufacturing Co Inc	221,438	39,732,620
Tecnoglass Inc	246,422	19,228,309
		89,264,519
Commercial Services & Supplies - 1.2%
Brink's Co/The	389,343	34,005,218
HNI Corp	260,366	13,393,227
Vestis Corp	853,114	5,169,871
		52,568,316
Construction & Engineering - 5.9%
Comfort Systems USA Inc	27,209	19,136,090
Construction Partners Inc Class A (a)	382,868	38,612,238
Fluor Corp (a)	285,600	16,213,512
Granite Construction Inc	331,851	31,349,964
IES Holdings Inc (a)	252,167	89,032,603
Primoris Services Corp	296,200	27,893,154
Sterling Infrastructure Inc (a)	135,655	36,299,921
		258,537,482
Electrical Equipment - 1.2%
Generac Holdings Inc (a)	24,200	4,711,497
NEXTracker Inc Class A (a)	419,060	24,414,436
Thermon Group Holdings Inc (a)	873,478	24,701,958
		53,827,891
Ground Transportation - 0.2%
ArcBest Corp	109,676	8,020,605
Machinery - 4.0%
Atmus Filtration Technologies Inc	492,507	19,163,447
Blue Bird Corp (a)	264,719	11,856,764
Federal Signal Corp	186,722	23,633,404
Kadant Inc (c)	55,947	18,617,483
REV Group Inc	447,717	22,184,377
SPX Technologies Inc (a)	220,867	40,283,933
Terex Corp	760,264	38,667,027
		174,406,435
Passenger Airlines - 1.0%
SkyWest Inc (a)	374,400	43,415,424
Professional Services - 2.1%
Amentum Holdings Inc	665,999	16,629,995
CRA International Inc	110,776	19,569,689
ExlService Holdings Inc (a)	410,949	17,847,515
First Advantage Corp (a)(c)	1,045,172	18,071,024
KBR Inc	374,437	17,501,185
		89,619,408
Trading Companies & Distributors - 1.9%
Applied Industrial Technologies Inc	51,194	13,899,171
GMS Inc (a)	145,713	15,975,973
Herc Holdings Inc (c)	105,800	12,358,498
Rush Enterprises Inc Class A	749,143	40,558,602
		82,792,244
TOTAL INDUSTRIALS		869,139,970

Information Technology - 10.0%
Communications Equipment - 0.7%
Ciena Corp (a)	311,318	28,902,763
Electronic Equipment, Instruments & Components - 6.0%
Advanced Energy Industries Inc	378,047	52,518,289
Belden Inc	341,900	42,275,935
ePlus Inc (a)	164,231	10,638,884
Insight Enterprises Inc (a)	241,786	28,670,984
OSI Systems Inc (a)	34,024	7,519,644
PAR Technology Corp (a)(c)	314,877	19,138,224
Sanmina Corp (a)	518,595	60,177,765
TD SYNNEX Corp	283,485	40,932,399
		261,872,124
Semiconductors & Semiconductor Equipment - 1.6%
Axcelis Technologies Inc (a)	155,000	10,491,950
Diodes Inc (a)	200,645	9,905,844
MACOM Technology Solutions Holdings Inc (a)	312,359	42,836,913
Onto Innovation Inc (a)	75,100	7,115,725
		70,350,432
Software - 1.7%
Agilysys Inc (a)	127,100	14,499,568
Five9 Inc (a)	132,744	3,428,778
Intapp Inc (a)	184,781	7,400,479
Monday.com Ltd (a)	63,600	16,681,644
Progress Software Corp	308,108	14,813,833
SPS Commerce Inc (a)	107,819	11,737,715
Vertex Inc Class A (a)(c)	185,914	6,166,767
		74,728,784
TOTAL INFORMATION TECHNOLOGY		435,854,103

Materials - 4.0%
Chemicals - 0.9%
Element Solutions Inc	1,042,593	24,605,195
Minerals Technologies Inc	216,643	12,597,790
		37,202,985
Construction Materials - 0.9%
Eagle Materials Inc	175,633	39,392,726
Metals & Mining - 1.7%
Carpenter Technology Corp	105,155	26,224,605
Commercial Metals Co	701,612	36,385,599
Constellium SE (a)	998,811	13,693,699
		76,303,903
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	161,429	14,594,796
Sylvamo Corp	186,335	8,584,453
		23,179,249
TOTAL MATERIALS		176,078,863

Real Estate - 3.6%
Diversified REITs - 1.0%
Essential Properties Realty Trust Inc	1,373,688	41,883,747
Health Care REITs - 1.4%
American Healthcare REIT Inc	448,000	17,310,720
CareTrust REIT Inc	1,320,552	41,993,554
		59,304,274
Industrial REITs - 0.1%
Terreno Realty Corp	187,385	10,397,993
Real Estate Management & Development - 0.4%
Jones Lang LaSalle Inc (a)	67,318	18,200,094
Retail REITs - 0.3%
Acadia Realty Trust	685,890	12,839,861
Specialized REITs - 0.4%
Outfront Media Inc	935,209	16,394,214
TOTAL REAL ESTATE		159,020,183

Utilities - 1.5%
Gas Utilities - 1.5%
Southwest Gas Holdings Inc	556,240	43,464,594
UGI Corp	609,178	22,040,060
		65,504,654
TOTAL UNITED STATES		3,730,047,909
TOTAL COMMON STOCKS (Cost $3,160,095,855)		4,287,627,474

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	75,524,043	75,539,148
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	112,839,741	112,851,025
TOTAL MONEY MARKET FUNDS (Cost $188,390,173)			188,390,173

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $3,348,486,028)	4,476,017,647
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(110,468,161)
NET ASSETS - 100.0%	4,365,549,486

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Russell 2000 Index Contracts (United States)	259	Sep 2025	28,751,590	584,751	584,751

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $30,021,678 or 0.7% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,587,585 or 0.2% of net assets.

(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,219,083 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics Inc	3/19/24	3,140,200

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	138,298,961	1,414,315,181	1,477,074,993	3,059,118	-	(1)	75,539,148	75,524,043	0.1%
Fidelity Securities Lending Cash Central Fund	221,699,830	1,112,222,217	1,221,071,022	150,107	-	-	112,851,025	112,839,741	0.4%
Total	359,998,791	2,526,537,398	2,698,146,015	3,209,225	-	(1)	188,390,173

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	15,321,215	15,321,215	-	-
Consumer Discretionary	470,355,396	461,767,811	8,587,585	-
Consumer Staples	130,116,533	130,116,533	-	-
Energy	192,077,252	192,077,252	-	-
Financials	814,776,861	814,776,861	-	-
Health Care	654,005,097	653,580,886	424,211	-
Industrials	899,577,328	890,462,075	9,115,253	-
Information Technology	604,435,675	604,435,675	-	-
Materials	211,428,437	211,428,437	-	-
Real Estate	191,674,803	191,674,803	-	-
Utilities	103,858,877	103,858,877	-	-

Money Market Funds	188,390,173	188,390,173	-	-
Total Investments in Securities:	4,476,017,647	4,457,890,598	18,127,049	-
Derivative Instruments:

Assets
Futures Contracts	584,751	584,751	-	-
Total Assets	584,751	584,751	-	-
Total Derivative Instruments:	584,751	584,751	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	584,751	0
Total Equity Risk	584,751	0
Total Value of Derivatives	584,751	0

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $107,774,191) - See accompanying schedule:
Unaffiliated issuers (cost $3,160,095,855)	$4,287,627,474
Fidelity Central Funds (cost $188,390,173)	188,390,173

Total Investment in Securities (cost $3,348,486,028)		$4,476,017,647
Segregated cash with brokers for derivative instruments		2,394,583
Foreign currency held at value (cost $328)		322
Receivable for investments sold		12,550,803
Receivable for fund shares sold		4,774,524
Dividends receivable		242,412
Distributions receivable from Fidelity Central Funds		333,714
Other receivables		47,258
Total assets		4,496,361,263
Liabilities
Payable to custodian bank	$1,621,680
Payable for investments purchased	6,735,563
Payable for fund shares redeemed	9,306,886
Payable for daily variation margin on futures contracts	275,835
Other payables and accrued expenses	31,224
Collateral on securities loaned	112,840,589
Total liabilities		130,811,777
Net Assets		$4,365,549,486
Net Assets consist of:
Paid in capital		$3,178,428,908
Total accumulated earnings (loss)		1,187,120,578
Net Assets		$4,365,549,486
Net Asset Value, offering price and redemption price per share ($4,365,549,486 ÷ 292,768,995 shares)		$14.91
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$42,242,469
Interest		70,900
Income from Fidelity Central Funds (including $150,107 from security lending)		3,209,225
Total income		45,522,594
Expenses
Custodian fees and expenses	$75,973
Independent trustees' fees and expenses	19,314
Interest	3,429
Total expenses		98,716
Net Investment income (loss)		45,423,878
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	199,002,266
Redemptions in-kind	415,947,457
Foreign currency transactions	54,441
Futures contracts	(603,147)
Total net realized gain (loss)		614,401,017
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(642,468,341)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(3,519)
Futures contracts	(2,141,489)
Total change in net unrealized appreciation (depreciation)		(644,613,350)
Net gain (loss)		(30,212,333)
Net increase (decrease) in net assets resulting from operations		$15,211,545
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,423,878	$58,676,069
Net realized gain (loss)	614,401,017	522,293,552
Change in net unrealized appreciation (depreciation)	(644,613,350)	536,180,775
Net increase (decrease) in net assets resulting from operations	15,211,545	1,117,150,396
Distributions to shareholders	(465,019,571)	(51,550,987)

Share transactions
Proceeds from sales of shares	1,820,657,966	1,049,687,400
Reinvestment of distributions	465,019,571	51,550,987
Cost of shares redeemed	(3,205,698,071)	(1,373,931,544)

Net increase (decrease) in net assets resulting from share transactions	(920,020,534)	(272,693,157)
Total increase (decrease) in net assets	(1,369,828,560)	792,906,252

Net Assets
Beginning of period	5,735,378,046	4,942,471,794
End of period	$4,365,549,486	$5,735,378,046

Other Information
Shares
Sold	122,717,649	77,896,664
Issued in reinvestment of distributions	31,316,313	4,018,606
Redeemed	(214,472,846)	(95,509,377)
Net increase (decrease)	(60,438,884)	(13,594,107)

Financial Highlights
Fidelity® Series Small Cap Opportunities Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$16.24	$13.47	$12.57	$18.08	$12.66
Income from Investment Operations
Net investment income (loss) A,B	.15	.16	.14	.12	.12
Net realized and unrealized gain (loss)	(.10)	2.75	1.36	(1.03)	5.62
Total from investment operations	.05	2.91	1.50	(.91)	5.74
Distributions from net investment income	(.32)	(.14)	(.14)	(.12)	(.14)
Distributions from net realized gain	(1.05)	-	(.47)	(4.48)	(.19)
Total distributions	(1.38) C	(.14)	(.60) C	(4.60)	(.32) C
Net asset value, end of period	$14.91	$16.24	$13.47	$12.57	$18.08
Total Return D	.39%	21.85%	12.51%	(7.62)%	45.98%
Ratios to Average Net Assets B,E,F
Expenses before reductions G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	- %	-%	-%	-%	-%
Expenses net of all reductions, if any G	-%	-%	-%	-%	-%
Net investment income (loss)	1.00%	1.14%	1.11%	.86%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$4,365,549	$5,735,378	$4,942,472	$5,039,957	$6,012,414
Portfolio turnover rate H	43 % I	47%	34%	39%	96%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Series Small Cap Opportunities Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, passive foreign investment companies (PFIC), redemptions in-kind and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,340,038,352
Gross unrealized depreciation	(229,545,673)
Net unrealized appreciation (depreciation)	$1,110,492,679
Tax Cost	$3,365,524,968

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$13,356,371
Undistributed long-term capital gain	$63,292,972
Net unrealized appreciation (depreciation) on securities and other investments	$1,110,471,234

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$105,702,669	$ 51,550,987
Long-term Capital Gains	359,316,902	-
Total	$465,019,571	$ 51,550,987

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Small Cap Opportunities Fund	1,947,389,208	2,305,266,338
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Small Cap Opportunities Fund	55,839

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Small Cap Opportunities Fund	Borrower	25,504,000	4.84%	3,429

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Small Cap Opportunities Fund	90,171,812	321,992,532	33,351,868

Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Series Small Cap Opportunities Fund	68,819,878	415,947,457	1,032,986,370
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Small Cap Opportunities Fund	15,197	324	-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Series Small Cap Opportunities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Small Cap Opportunities Fund (the "Fund"), a fund of Fidelity Securities Fund, including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $177,877,696, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $3,991,830 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 20% and 47% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 28.08% and 67.58% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 1.77% and 13.04% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Small Cap Opportunities Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, particularly with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.

Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts. Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through November 30, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.

Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.839807.118
SMO-ANN-0925
Fidelity® Series Real Estate Income Fund

Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Real Estate Income Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(c)(d)(e)	863,709	8
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (c)	415,134	353,437
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (c)	959,602	927,313
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (c)	553,000	549,863
SG Commercial Mortgage Securities Trust Series 2019-PREZ Class F, 3.4771% 9/15/2039 (c)(e)	2,000,000	1,625,831
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (c)	750,000	783,517
TOTAL UNITED STATES		4,239,969
TOTAL ASSET-BACKED SECURITIES (Cost $4,549,032)		4,239,969

Bank Loan Obligations - 1.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.4%
Financials - 1.4%
Financial Services - 1.4%
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3419% 1/9/2026 (d)(e)(f)(g)	4,091,650	3,948,442
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 1/31/2030 (e)(f)(g)	18,950	19,029
TOTAL UNITED STATES		3,967,471
TOTAL BANK LOAN OBLIGATIONS (Cost $4,110,681)		3,967,471

Commercial Mortgage Securities - 20.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 20.0%
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.8919% 4/15/2042 (c)(e)(g)	1,000,000	998,751
BANK Series 2017-BNK4 Class D, 3.357% 5/15/2050 (c)	625,000	452,103
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (c)	1,848,000	850,958
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (c)(d)(e)	573,000	2,865
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (c)(d)(e)	859,000	2,147
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 7.0328% 11/15/2041 (c)(e)(g)	381,000	382,072
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (c)(e)	303,000	305,758
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (c)(e)	254,000	246,780
BSREP Commercial Mortgage Trust Series 2021-DC Class F, CME Term SOFR 1 month Index + 2.9645%, 7.3065% 8/15/2038 (c)(e)(g)	91,177	42,878
BSREP Commercial Mortgage Trust Series 2021-DC Class G, CME Term SOFR 1 month Index + 3.9645%, 8.3065% 8/15/2038 (c)(e)(g)	213,030	85,270
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (c)(e)	2,018,000	1,790,237
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (c)(e)	353,000	357,236
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class G, CME Term SOFR 1 month Index + 2.9145%, 7.2565% 6/15/2038 (c)(e)(g)	876,738	877,012
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.9883% 4/15/2034 (c)(e)(g)	819,000	782,145
BX Commercial Mortgage Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.0321% 4/15/2040 (c)(e)(g)	1,000,000	1,000,336
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (c)(e)	5,666,000	5,174,048
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2798% 7/15/2029 (c)(e)(g)	750,000	743,356
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.2821% 11/15/2041 (c)(e)(g)	256,756	257,398
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2807% 11/15/2041 (c)(e)(g)	864,135	861,284
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6919% 1/15/2039 (c)(e)(g)	700,000	698,690
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (c)	1,299,000	1,196,379
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (c)	213,000	177,675
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (c)	31,000	27,177
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.688% 9/15/2033 (c)(e)(g)	735,000	47,493
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.6943% 9/15/2033 (c)(d)(e)(g)	735,000	17,945
COMM Mortgage Trust Series 2025-180W Class F, 7.6089% 8/10/2042 (c)(e)	2,000,000	1,926,295
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2304% 8/15/2041 (c)(e)(g)	500,000	496,277
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7733% 6/15/2034 (c)(d)(g)	800,000	364,744
DBGS Mortgage Trust Series 2018-C1 Class C, 4.6368% 10/15/2051 (e)	1,000,000	881,447
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (c)(e)(g)	1,000,000	1,009,922
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.147% 8/10/2044 (c)(e)	101,000	88,777
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.147% 8/10/2044 (c)(e)	759,236	554,453
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.147% 8/10/2044 (c)(d)(e)	848,000	224,955
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (c)(d)	677,000	2,030
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.5879% 11/10/2045 (c)(e)	355,000	319,851
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 7.239% 7/15/2035 (c)(d)(e)(g)	669,000	668
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (c)(e)	1,000,000	1,001,757
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.1983% 8/10/2041 (c)(e)	500,000	502,009
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (c)(e)	2,515,000	2,420,976
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (c)	1,624,000	1,584,929
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2562% 6/15/2051 (c)(e)	302,000	230,464
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (c)(e)	1,680,000	231,273
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (c)(d)(e)	1,320,000	91,258
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (c)(e)	646,167	586,239
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (c)(d)	805,000	454,762
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.1956% 4/15/2046 (d)(e)	1,316,000	118,572
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (c)(e)	482,000	530
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (c)(e)	924,000	2,310
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (c)(e)	961,000	163,294
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (c)(d)	1,406,000	267,871
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (c)(e)	356,000	346,848
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0574% 4/15/2038 (c)(e)(g)	555,200	555,721
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6574% 4/15/2038 (c)(e)(g)	676,800	677,646
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 7.2065% 7/15/2038 (c)(e)(g)	250,000	250,156
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.3446% 11/15/2045 (c)(e)	823,000	698,529
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (c)(e)	1,000,000	136,280
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7118% 5/15/2046 (e)	625,000	574,771
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (c)(e)	815,021	806,969
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2113% 6/15/2044 (c)(e)	970,000	671,744
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4833% 6/15/2044 (b)(c)(e)	21,523,365	76,978
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9411% 7/15/2049 (c)(e)	171,783	167,336
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9411% 7/15/2049 (c)(e)	636,000	597,011
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9411% 7/15/2049 (c)(e)	979,600	904,365
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.1579% 5/15/2048 (c)(e)	2,045,000	1,666,695
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (c)	2,346,000	1,579,819
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (c)	988,079	1,029,302
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (c)(e)	739,000	701,326
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (c)(e)	1,000,000	851,587
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (c)(e)	1,022,000	1,024,144
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.8065% 7/15/2038 (c)(d)(e)(g)	500,000	198,902
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (c)	250,000	207,825
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (c)(e)	500,000	495,967
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (c)	494,162	502,878
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (c)	720,000	757,199
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 7.2822% 11/15/2034 (c)(e)(g)	303,000	305,302
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5304% 11/15/2034 (c)(e)(g)	354,000	353,064
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9419% 10/15/2041 (c)(e)(g)	512,000	511,840
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.7223% 10/15/2038 (c)(e)(g)	1,573,000	1,555,615
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.372% 11/15/2036 (c)(e)(g)	1,000,000	992,885
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.656% 11/15/2036 (c)(e)(g)	1,280,000	1,271,288
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5809% 2/15/2042 (c)(e)(g)	500,000	497,188
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (c)(e)	926,620	838,582
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (c)(d)(e)	399,000	131,479
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (c)	1,260,000	698,901
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.8545% 3/15/2044 (c)(e)	843,916	274,290
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (d)(e)	45,000	14,171
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0662% 3/15/2045 (c)(e)	53,000	36,891
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9552% 5/15/2045 (c)(e)	35,312	32,402
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (c)(e)	1,168,000	1,048,269
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (c)(e)	459,000	383,260
TOTAL UNITED STATES		55,329,081
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $67,736,211)		55,329,081

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Real Estate - 0.0%
Retail REITs - 0.0%
Retail Value Inc (d)(h) (Cost $709,415)	24,066	0

Convertible Corporate Bonds - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Two Harbors Investment Corp 6.25% 1/15/2026 (Cost $904,000)	904,000	898,576

Convertible Preferred Stocks - 5.3%
	Shares	Value ($)
UNITED STATES - 5.3%
Financials - 4.2%
Mortgage Real Estate Investment Trusts (REITs) - 4.2%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.332%, 0% (e)(g)	65,750	1,648,353
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (e)(g)	61,500	1,566,405
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (e)(g)	46,750	1,200,540
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (e)(g)	27,900	720,936
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (e)(g)	35,058	877,502
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (e)(g)	89,500	2,327,000
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (e)(g)	20,446	517,488
Rithm Capital Corp CME Term SOFR 3 month Index + 5.802%, 7.5% (e)(g)	43,666	1,124,303
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (e)(g)	60,467	1,557,026
		11,539,553
Real Estate - 1.1%
Industrial REITs - 1.1%
LXP Industrial Trust 6.5%	68,019	3,163,018
TOTAL UNITED STATES		14,702,571
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,539,032)		14,702,571

Non-Convertible Corporate Bonds - 43.4%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EG Global Finance PLC 12% 11/30/2028 (c)	750,000	828,611
UNITED STATES - 43.1%
Communication Services - 0.3%
Media - 0.3%
Lamar Media Corp 4% 2/15/2030	875,000	830,240
Consumer Discretionary - 1.3%
Hotels, Restaurants & Leisure - 0.8%
Choice Hotels International Inc 5.85% 8/1/2034	250,000	251,847
Hilton Domestic Operating Co Inc 4% 5/1/2031 (c)	500,000	466,540
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (c)	740,000	680,396
Las Vegas Sands Corp 6% 6/14/2030	500,000	514,218
Times Square Hotel Trust 8.528% 8/1/2026 (c)	369,742	370,478
		2,283,479
Household Durables - 0.5%
M/I Homes Inc 3.95% 2/15/2030	1,430,000	1,324,927
TOTAL CONSUMER DISCRETIONARY		3,608,406

Financials - 0.3%
Financial Services - 0.3%
Rexford Industrial Realty LP 2.125% 12/1/2030	1,000,000	868,469
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Williams Scotsman Inc 4.625% 8/15/2028 (c)	750,000	737,797
Williams Scotsman Inc 6.625% 4/15/2030 (c)	190,000	195,909
		933,706
Real Estate - 40.9%
Diversified REITs - 6.6%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	1,000,000	1,019,311
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (c)	925,000	881,620
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	1,000,000	942,366
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	1,000,000	1,009,193
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	500,000	499,350
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	500,000	492,576
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	500,000	535,589
Safehold GL Holdings LLC 2.8% 6/15/2031	500,000	446,185
Safehold GL Holdings LLC 2.85% 1/15/2032	1,250,000	1,080,313
Safehold GL Holdings LLC 6.1% 4/1/2034	1,400,000	1,461,331
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (c)	1,040,000	984,153
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)	786,000	830,707
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (c)	630,000	612,875
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (c)	3,095,000	3,033,068
VICI Properties LP 5.125% 5/15/2032	500,000	498,804
VICI Properties LP 5.625% 5/15/2052	667,000	611,799
VICI Properties LP 5.75% 4/1/2034	32,000	32,742
VICI Properties LP 6.125% 4/1/2054	1,254,000	1,228,589
WP Carey Inc 2.25% 4/1/2033	1,000,000	818,866
WP Carey Inc 2.45% 2/1/2032	1,000,000	856,815
WP Carey Inc 4.25% 10/1/2026	459,000	457,012
		18,333,264
Health Care REITs - 3.6%
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	1,506,000	1,144,756
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	3,237,000	2,969,634
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)	340,000	353,397
Omega Healthcare Investors Inc 4.5% 4/1/2027	483,000	482,392
Omega Healthcare Investors Inc 4.75% 1/15/2028	1,616,000	1,620,659
Omega Healthcare Investors Inc 5.25% 1/15/2026	22,000	21,983
Ventas Realty LP 2.5% 9/1/2031	500,000	438,802
Ventas Realty LP 4.4% 1/15/2029	2,000,000	1,988,488
Ventas Realty LP 4.75% 11/15/2030	1,000,000	998,701
		10,018,812
Hotel & Resort REITs - 0.4%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (c)	295,000	302,102
RLJ Lodging Trust LP 4% 9/15/2029 (c)	715,000	667,274
		969,376
Industrial REITs - 3.1%
Lineage OP LP 5.25% 7/15/2030 (c)	500,000	501,823
LXP Industrial Trust 2.375% 10/1/2031	500,000	421,679
LXP Industrial Trust 2.7% 9/15/2030	78,000	69,605
LXP Industrial Trust 6.75% 11/15/2028	250,000	263,757
Prologis LP 4.875% 6/15/2028	1,000,000	1,015,540
Prologis LP 5% 3/15/2034	1,500,000	1,499,114
Prologis LP 5.125% 1/15/2034	2,000,000	2,021,668
Prologis LP 5.25% 3/15/2054	1,500,000	1,400,271
Prologis LP 5.25% 6/15/2053	1,500,000	1,400,356
		8,593,813
Real Estate Management & Development - 4.4%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	750,000	729,319
Americold Realty Operating Partnership LP 5.6% 5/15/2032	1,000,000	1,000,881
CBRE Services Inc 5.95% 8/15/2034	1,750,000	1,843,910
Essex Portfolio LP 5.5% 4/1/2034	1,006,000	1,028,977
Extra Space Storage LP 2.35% 3/15/2032	2,000,000	1,704,510
Extra Space Storage LP 5.4% 2/1/2034	2,000,000	2,025,872
Extra Space Storage LP 5.5% 7/1/2030	1,000,000	1,033,954
Extra Space Storage LP 5.9% 1/15/2031	1,000,000	1,051,893
Kennedy-Wilson Inc 4.75% 2/1/2030	1,755,000	1,617,075
Taylor Morrison Communities Inc 5.875% 6/15/2027 (c)	202,000	203,435
		12,239,826
Residential REITs - 4.9%
American Homes 4 Rent LP 2.375% 7/15/2031	2,000,000	1,737,026
American Homes 4 Rent LP 3.625% 4/15/2032	1,000,000	922,473
American Homes 4 Rent LP 4.25% 2/15/2028	2,000,000	1,983,730
American Homes 4 Rent LP 5.5% 2/1/2034	1,500,000	1,524,903
American Homes 4 Rent LP 5.5% 7/15/2034	3,000	3,040
Invitation Homes Operating Partnership LP 2% 8/15/2031	1,000,000	848,855
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	1,000,000	948,998
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	3,000,000	3,048,479
Sun Communities Operating LP 2.7% 7/15/2031	2,500,000	2,208,023
UDR Inc 3% 8/15/2031	500,000	453,864
		13,679,391
Retail REITs - 7.1%
Agree LP 2.6% 6/15/2033	1,000,000	834,078
Agree LP 2.9% 10/1/2030	500,000	459,942
Agree LP 4.8% 10/1/2032	77,000	76,141
Agree LP 5.625% 6/15/2034	25,000	25,541
Brixmor Operating Partnership LP 4.125% 5/15/2029	138,000	135,544
Brixmor Operating Partnership LP 5.5% 2/15/2034	500,000	505,807
CBL & Associates LP 4.6% (d)(i)	3,930,000	1
CBL & Associates LP 5.25% (d)(i)	3,629,000	0
CBL & Associates LP 5.95% (d)(i)	2,551,000	0
Kimco Realty OP LLC 4.6% 2/1/2033	1,000,000	980,431
Kimco Realty OP LLC 6.4% 3/1/2034	1,576,000	1,711,877
Kite Realty Group LP 5.5% 3/1/2034	1,000,000	1,019,171
NNN REIT Inc 5.6% 10/15/2033	311,000	320,979
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	3,000,000	2,613,263
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	2,000	1,939
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	500,000	502,900
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	1,000,000	1,027,328
Realty Income Corp 3.1% 12/15/2029	1,000,000	945,501
Realty Income Corp 3.4% 1/15/2030	500,000	478,288
Realty Income Corp 4% 7/15/2029	1,000,000	982,324
Realty Income Corp 5.625% 10/13/2032	1,000,000	1,044,097
Simon Property Group LP 4.75% 9/26/2034	1,500,000	1,460,530
Simon Property Group LP 5.85% 3/8/2053	1,000,000	1,001,876
Simon Property Group LP 6.25% 1/15/2034	2,000,000	2,175,044
Simon Property Group LP 6.65% 1/15/2054	1,000,000	1,103,741
		19,406,343
Specialized REITs - 10.8%
American Tower Corp 3.1% 6/15/2050	1,500,000	973,654
American Tower Corp 3.8% 8/15/2029	1,000,000	971,003
American Tower Corp 4.05% 3/15/2032	1,500,000	1,436,922
American Tower Corp 5.45% 2/15/2034	2,000,000	2,047,892
American Tower Corp 5.55% 7/15/2033	1,000,000	1,030,882
American Tower Corp 5.65% 3/15/2033	2,000,000	2,074,234
American Tower Corp 5.9% 11/15/2033	1,500,000	1,581,064
Crown Castle Inc 2.1% 4/1/2031	2,000,000	1,721,073
Crown Castle Inc 2.25% 1/15/2031	1,500,000	1,310,974
Crown Castle Inc 2.5% 7/15/2031	1,500,000	1,312,226
Crown Castle Inc 5.1% 5/1/2033	2,500,000	2,488,249
Crown Castle Inc 5.8% 3/1/2034	500,000	518,947
CubeSmart LP 2.5% 2/15/2032	1,500,000	1,296,864
CubeSmart LP 4.375% 2/15/2029	1,000,000	988,853
Equinix Inc 2.5% 5/15/2031	2,000,000	1,773,486
Equinix Inc 2.95% 9/15/2051	2,000,000	1,221,620
Equinix Inc 3% 7/15/2050	2,500,000	1,564,227
Public Storage Operating Co 5.1% 8/1/2033	1,000,000	1,021,281
Public Storage Operating Co 5.35% 8/1/2053	2,000,000	1,899,931
SBA Communications Corp 3.125% 2/1/2029	2,500,000	2,330,086
		29,563,468
TOTAL REAL ESTATE		112,804,293

TOTAL UNITED STATES		119,045,114
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $117,249,172)		119,873,725

Non-Convertible Preferred Stocks - 16.1%
	Shares	Value ($)
CANADA - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Enbridge Inc 5 year U.S. Treasury Index + 3.14%, 5.9491% (e)(g)	20,325	492,678
UNITED STATES - 15.9%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Global Partners LP/MA 9.5% Series B	12,200	319,397
Financials - 6.1%
Capital Markets - 1.3%
DigitalBridge Group Inc 7.125% Series J	45,449	1,008,059
DigitalBridge Group Inc Series H, 7.125%	57,810	1,281,070
DigitalBridge Group Inc Series I, 7.15%	60,785	1,348,211
		3,637,340
Mortgage Real Estate Investment Trusts (REITs) - 4.8%
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (e)(g)	41,899	1,083,089
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (e)(g)	70,990	1,810,955
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (e)(g)	73,400	1,904,731
Arbor Realty Trust Inc Series D 6.375%	12,400	225,680
Arbor Realty Trust Inc Series F 6.25% (e)	14,100	303,150
Chimera Investment Corp Series C, 7.75% (e)	45,866	1,053,083
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (e)(g)	58,522	1,482,947
MFA Financial Inc 7.5%	16,249	357,207
MFA Financial Inc CME Term SOFR 3 month Index + 5.6066%, 0% (e)(g)	26,100	639,972
Pennymac Mortgage Investment Trust 3 month U.S. Treasury Index Series B + 8%, 0% (e)(g)	20,205	488,557
Pennymac Mortgage Investment Trust 8.125% (e)	14,975	358,501
Rithm Capital Corp 7% Series D (e)	17,100	418,266
Two Harbors Investment Corp 7.625% Series B (e)	89,612	2,069,186
Two Harbors Investment Corp 8.125% Series A (e)	41,635	965,099
		13,160,423
TOTAL FINANCIALS		16,797,763

Real Estate - 9.7%
Diversified REITs - 2.4%
Armada Hoffler Properties Inc Series A 6.75%	33,250	714,875
CTO Realty Growth Inc 6.375%	20,000	434,800
Gladstone Commercial Corp Series E 6.625%	41,125	933,126
Gladstone Commercial Corp Series G, 6%	64,500	1,298,385
Global Net Lease Inc 6.875% Series B	47,200	1,006,776
Global Net Lease Inc 7.25% Series A	45,925	1,034,663
Global Net Lease Inc 7.375% Series E	19,100	435,480
Global Net Lease Inc 7.5%	34,998	808,454
		6,666,559
Health Care REITs - 0.7%
Global Medical REIT Inc 7.5% Series A	27,461	694,486
National Healthcare Properties Inc Series A, 7.375%	33,000	539,550
National Healthcare Properties Inc Series B, 7.125%	40,300	655,681
		1,889,717
Hotel & Resort REITs - 2.8%
Ashford Hospitality Trust Inc Series H 7.5%	3,575	51,157
Braemar Hotels & Resorts Inc 8.25% Series D	5,450	112,543
DiamondRock Hospitality Co 8.25%	34,900	883,668
Pebblebrook Hotel Trust 6.3% Series F	37,902	723,549
Pebblebrook Hotel Trust 6.375%	20,200	379,659
Pebblebrook Hotel Trust 6.375% Series E	45,192	845,542
Pebblebrook Hotel Trust Series H, 5.7%	50,200	850,891
Sotherly Hotels Inc 7.875% Series C	19,300	309,765
Sotherly Hotels Inc 8% Series B	12,750	200,558
Summit Hotel Properties Inc Series E, 6.25%	60,784	1,143,955
Summit Hotel Properties Inc Series F, 5.875%	61,000	1,132,160
Sunstone Hotel Investors Inc Series H, 6.125%	20,000	417,000
Sunstone Hotel Investors Inc Series I, 5.7%	38,700	760,846
		7,811,293
Industrial REITs - 0.8%
Prologis Inc Series Q, 8.54%	16,850	922,537
Rexford Industrial Realty Inc 5.625% Series C	11,775	253,163
Rexford Industrial Realty Inc 5.875% Series B	50,000	1,127,500
		2,303,200
Office REITs - 0.1%
Hudson Pacific Properties Inc 4.75% Series C	22,900	341,439
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	7,000	91,000
Brookfield Property Partners LP 6.5%	5,875	85,598
Seritage Growth Properties Series A, 7%	1,050	23,782
		200,380
Residential REITs - 1.0%
American Homes 4 Rent 5.875% Series G	37,050	842,888
American Homes 4 Rent Series H, 6.25%	18,925	448,711
UMH Properties Inc 6.375% Series D	63,875	1,414,832
		2,706,431
Retail REITs - 1.2%
Agree Realty Corp 4.25%	38,700	665,640
Cedar Realty Trust Inc 7.25%	7,070	120,190
Regency Centers Corp 5.875%	28,775	650,315
Regency Centers Corp 6.25% Series A	51,175	1,190,331
Saul Centers Inc 6% Series E	13,475	304,939
Saul Centers Inc 6.125% Series D	15,958	344,533
		3,275,948
Specialized REITs - 0.6%
Gladstone Land Corp 5% Series D	60,000	1,489,800
National Storage Affiliates Trust Series A, 6%	12,325	279,531
		1,769,331
TOTAL REAL ESTATE		26,964,298

TOTAL UNITED STATES		44,081,458
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $42,549,483)		44,574,136

Money Market Funds - 12.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j) (Cost $34,900,900)	4.33	34,893,922	34,900,900

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $284,247,926)	278,486,429
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,669,988)
NET ASSETS - 100.0%	276,816,441

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $69,630,274 or 25.2% of net assets.

(d)	Level 3 security
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing.
(i)	Non-income producing - Security is in default.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,849,693	53,896,541	24,845,334	750,844	-	-	34,900,900	34,893,922	0.1%
Total	5,849,693	53,896,541	24,845,334	750,844	-	-	34,900,900

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	4,239,969	-	4,239,961	8

Bank Loan Obligations
Financials	3,948,442	-	-	3,948,442
Real Estate	19,029	-	19,029	-

Commercial Mortgage Securities	55,329,081	-	53,436,712	1,892,369

Common Stocks
Real Estate	-	-	-	-

Convertible Corporate Bonds
Financials	898,576	-	898,576	-

Convertible Preferred Stocks
Financials	11,539,553	11,539,553	-	-
Real Estate	3,163,018	-	3,163,018	-

Non-Convertible Corporate Bonds
Communication Services	830,240	-	830,240	-
Consumer Discretionary	3,608,406	-	3,608,406	-
Energy	828,611	-	828,611	-
Financials	868,469	-	868,469	-
Industrials	933,706	-	933,706	-
Real Estate	112,804,293	-	112,804,292	1

Non-Convertible Preferred Stocks
Energy	812,075	812,075	-	-
Financials	16,797,763	16,797,763	-	-
Real Estate	26,964,298	26,964,298	-	-

Money Market Funds	34,900,900	34,900,900	-	-
Total Investments in Securities:	278,486,429	91,014,589	181,631,020	5,840,820
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2025 ($)
Common Stocks	-	-	-	-	-	-	-	-	-	-
Bank Loan Obligations	8,639,894	462	105,203	-	(4,797,119)	2	-	-	3,948,442	105,661
Non-Convertible Corporate Bonds	-	-	1	-	-	-	-	-	1	-
Asset-Backed Securities	9	-	(1)	-	-	-	-	-	8	-
Commercial Mortgage Securities	2,855,693	-	(388,312)	5,210,839	(5,210,839)	(359,821)	1,416,632	(1,631,823)	1,892,369	(388,311)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $249,347,026)	$243,585,529
Fidelity Central Funds (cost $34,900,900)	34,900,900

Total Investment in Securities (cost $284,247,926)		$278,486,429
Cash		37
Receivable for fund shares sold		63,133
Dividends receivable		60,869
Interest receivable		1,908,781
Distributions receivable from Fidelity Central Funds		108,043
Total assets		280,627,292
Liabilities
Payable for investments purchased	$3,757,623
Payable for fund shares redeemed	52,810
Other payables and accrued expenses	418
Total liabilities		3,810,851
Net Assets		$276,816,441
Net Assets consist of:
Paid in capital		$304,031,397
Total accumulated earnings (loss)		(27,214,956)
Net Assets		$276,816,441
Net Asset Value, offering price and redemption price per share ($276,816,441 ÷ 27,384,456 shares)		$10.11
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$3,835,091
Interest		11,183,249
Income from Fidelity Central Funds		750,844
Total income		15,769,184
Expenses
Custodian fees and expenses	$2,720
Independent trustees' fees and expenses	1,078
Legal	330
Total expenses before reductions	4,128
Expense reductions	(1,456)
Total expenses after reductions		2,672
Net Investment income (loss)		15,766,512
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,017,135)
Total net realized gain (loss)		(1,017,135)
Change in net unrealized appreciation (depreciation) on investment securities		7,356,594
Net gain (loss)		6,339,459
Net increase (decrease) in net assets resulting from operations		$22,105,971
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,766,512	$16,283,207
Net realized gain (loss)	(1,017,135)	(12,739,930)
Change in net unrealized appreciation (depreciation)	7,356,594	18,082,600
Net increase (decrease) in net assets resulting from operations	22,105,971	21,625,877
Distributions to shareholders	(15,632,604)	(17,807,958)

Share transactions
Proceeds from sales of shares	30,841,385	31,935,725
Reinvestment of distributions	15,632,604	17,807,958
Cost of shares redeemed	(40,547,889)	(127,111,138)

Net increase (decrease) in net assets resulting from share transactions	5,926,100	(77,367,455)
Total increase (decrease) in net assets	12,399,467	(73,549,536)

Net Assets
Beginning of period	264,416,974	337,966,510
End of period	$276,816,441	$264,416,974

Other Information
Shares
Sold	3,086,224	3,337,469
Issued in reinvestment of distributions	1,574,080	1,889,282
Redeemed	(4,055,946)	(13,304,256)
Net increase (decrease)	604,358	(8,077,505)

Financial Highlights
Fidelity® Series Real Estate Income Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.87	$9.70	$10.74	$11.77	$9.94
Income from Investment Operations
Net investment income (loss) A,B	.58	.60	.60	.55	.45
Net realized and unrealized gain (loss)	.25	.24	(.64)	(.97)	1.90
Total from investment operations	.83	.84	(.04)	(.42)	2.35
Distributions from net investment income	(.59)	(.67)	(.68)	(.52)	(.45)
Distributions from net realized gain	-	-	(.32)	(.09)	(.07)
Total distributions	(.59)	(.67)	(1.00)	(.61)	(.52)
Net asset value, end of period	$10.11	$9.87	$9.70	$10.74	$11.77
Total Return C	8.61%	9.15%	(.13)%	(3.78)%	24.48%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	- %	-%	-%	-%	-%
Expenses net of all reductions, if any F	-%	-%	-%	-%	-%
Net investment income (loss)	5.86%	6.27%	6.13%	4.83%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$276,816	$264,417	$337,967	$681,642	$1,047,202
Portfolio turnover rate G	9%	37%	5%	19%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount represents less than .005%.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Series Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Asset-Backed Securities	$8	Indicative market price	Evaluated bid	$0.00	Increase
Bank Loan Obligations	$3,948,442	Discounted cash flow	Yield	12.0%	Decrease
Commercial Mortgage Securities	$1,892,369	Indicative market price	Evaluated bid	$0.10 - $56.49 / $35.84	Increase
Common Stocks	$-	Recovery value	Recovery value	$0.00	Increase
Non-Convertible Corporate Bonds	$1	Recovery value	Recovery value	$0.00	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$12,001,698
Gross unrealized depreciation	(19,317,152)
Net unrealized appreciation (depreciation)	$(7,315,454)
Tax Cost	$285,801,883

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,988,647
Capital loss carryforward	$(22,888,148)
Net unrealized appreciation (depreciation) on securities and other investments	$(7,315,454)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(1,892,128)
Long-term	(20,996,020)
Total capital loss carryforward	$(22,888,148)

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$15,632,604	$ 17,807,958

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Real Estate Income Fund	23,767,175	43,264,411
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Real Estate Income Fund	29

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $1,456.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Series Real Estate Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series Real Estate Income Fund (the "Fund"), a fund of Fidelity Securities Fund, including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.57% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $12,140,395 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 0.09%, 0.31%, 0.15%, and 0.15% of the dividends distributed in September, December, March and June respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 6.17%, 21.76%, 34.74%, and 34.74% of the dividends distributed in September, December, March, and June respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Real Estate Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts. Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, 529 plans and collective investment trusts that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through November 30, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.924310.113
SRE-ANN-0925
Fidelity® Series Blue Chip Growth Fund

Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series Blue Chip Growth Fund
Consolidated Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.9%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	32,300	7,020,132
BRAZIL - 0.1%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (b)	194,300	2,374,346
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States) (c)	109,500	10,020,345
TOTAL BRAZIL		12,394,691
CANADA - 1.1%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (b)	579,785	31,119,090
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp	112,200	8,423,907
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.5%
Celestica Inc (United States) (b)	314,800	62,915,928
IT Services - 0.3%
Shopify Inc Class A (b)	332,400	40,631,198
TOTAL INFORMATION TECHNOLOGY		103,547,126

Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	53,600	8,540,088
TOTAL CANADA		151,630,211
CHINA - 0.3%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	227,600	15,934,786
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Hesai Group ADR (b)	156,700	2,977,300
WeRide Inc ADR (c)	339,800	3,119,364
		6,096,664
Automobiles - 0.0%
BYD Co Ltd H Shares	333,000	4,862,086
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (b)	74,000	2,720,240
TOTAL CONSUMER DISCRETIONARY		13,678,990

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(e)	784,278	1,482,284
Industrials - 0.0%
Machinery - 0.0%
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	804,000	2,656,867
Information Technology - 0.1%
Software - 0.1%
Pony AI Inc ADR (c)	337,700	4,538,688
Technology Hardware, Storage & Peripherals - 0.0%
Xiaomi Corp Class B ADR (b)	88,400	2,977,312
TOTAL INFORMATION TECHNOLOGY		7,516,000

TOTAL CHINA		41,268,927
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Ascendis Pharma A/S ADR (b)	129,996	22,554,306
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	644,200	24,183,268
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Hermes International SCA	2,601	6,384,730
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	56,100	2,810,049
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	46,300	13,274,210
TOTAL GERMANY		16,084,259
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Banks - 0.0%
Accelerant Holdings Class A (b)(c)	41,400	1,140,156
HONG KONG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR	9,100	1,398,488
INDIA - 0.8%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	239,000	5,207,300
Vodafone Idea Ltd (b)	70,627,924	5,549,936
		10,757,236
Consumer Discretionary - 0.4%
Broadline Retail - 0.0%
Lenskart Solutions Pvt Ltd (d)(e)	1,798,006	6,400,826
Hotels, Restaurants & Leisure - 0.3%
Eternal Ltd (b)	4,839,700	16,905,622
MakeMyTrip Ltd (b)	93,800	8,778,742
		25,684,364
Specialty Retail - 0.1%
Aditya Birla Fashion and Retail Ltd (f)	3,773,640	3,119,851
Aditya Birla Lifestyle Brands Ltd	3,773,640	6,143,798
		9,263,649
TOTAL CONSUMER DISCRETIONARY		41,348,839

Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	276,000	5,879,950
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Reliance Industries Ltd	850,898	13,449,358
Reliance Industries Ltd GDR (g)	24,800	1,562,400
		15,011,758
Financials - 0.2%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar ADR	86,000	6,602,220
ICICI Bank Ltd ADR	186,100	6,271,570
Kotak Mahindra Bank Ltd	46,200	1,041,797
		13,915,587
Capital Markets - 0.1%
Authum Investment & Infrastucture Ltd	395,536	12,475,237
Consumer Finance - 0.0%
Bajaj Finance Ltd	112,000	1,121,788
Financial Services - 0.0%
Jio Financial Services Ltd (b)	726,649	2,719,661
TOTAL FINANCIALS		30,232,273

Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (h)	22,600	1,164,133
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(g)(h)	41,100	2,760,527
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	320,400	1,107,050
TOTAL INDUSTRIALS		5,031,710

Materials - 0.0%
Metals & Mining - 0.0%
Welspun Corp Ltd	521,700	5,544,485
TOTAL INDIA		113,806,251
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(e)	84,101	115,218
ITALY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	402,400	10,855,934
JAPAN - 0.3%
Communication Services - 0.2%
Entertainment - 0.2%
Nintendo Co Ltd	306,000	25,575,158
Industrials - 0.0%
Professional Services - 0.0%
Timee Inc (b)	203,400	2,710,660
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	286,300	8,992,683
TOTAL JAPAN		37,278,501
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (g)(h)	232,373	4,484,263
NETHERLANDS - 0.8%
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(g)(h)	2,800	4,802,426
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
NXP Semiconductors NV	481,235	102,873,606
TOTAL NETHERLANDS		107,676,032
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	445,700	21,647,649
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	44,660	7,010,342
TOTAL SWITZERLAND		28,657,991
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	458,300	110,734,446
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	51,200	15,475,712
Flutter Entertainment PLC (United Kingdom) (b)	36,600	11,165,568
		26,641,280
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC ADR	152,900	8,207,672
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	142,589	7,791,372
Financial Services - 0.0%
Revolut Group Holdings Ltd (d)(e)	2,322	2,420,894
TOTAL FINANCIALS		10,212,266

TOTAL UNITED KINGDOM		45,061,218
UNITED STATES - 92.5%
Communication Services - 15.5%
Entertainment - 4.3%
Cinemark Holdings Inc (c)	244,800	6,577,776
Netflix Inc (b)	342,724	397,354,206
ROBLOX Corp Class A (b)	992,900	136,811,691
Spotify Technology SA (b)	56,800	35,587,472
Take-Two Interactive Software Inc (b)	90,400	20,134,792
Walt Disney Co/The	11,300	1,345,943
		597,811,880
Interactive Media & Services - 11.2%
Alphabet Inc Class A	3,457,460	663,486,574
Epic Games Inc (b)(d)(e)	1,076	825,045
Meta Platforms Inc Class A	958,310	741,195,286
Reddit Inc Class A (b)	67,400	10,823,766
Reddit Inc Class B (b)	134,285	21,564,828
Snap Inc Class A (b)	11,373,600	107,253,048
		1,545,148,547
TOTAL COMMUNICATION SERVICES		2,142,960,427

Consumer Discretionary - 16.5%
Automobiles - 1.3%
Neutron Holdings Inc (b)(d)(e)	691,699	48,073
Rad Power Bikes Inc (b)(d)(e)	110,210	5,511
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	74,246	6,682
Rivian Automotive Inc Class A (b)(c)	609,095	7,839,053
Tesla Inc (b)	556,605	171,584,623
		179,483,942
Broadline Retail - 8.6%
Amazon.com Inc (b)	5,051,100	1,182,513,021
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions Inc (b)	32,800	3,709,680
Hotels, Restaurants & Leisure - 1.8%
BJ's Restaurants Inc (b)	34,000	1,204,620
Brinker International Inc (b)	92,600	14,593,760
Cava Group Inc (b)	78,000	6,864,780
Chipotle Mexican Grill Inc (b)	1,218,900	52,266,432
DoorDash Inc Class A (b)	54,500	13,638,625
DraftKings Inc Class A (b)	674,200	30,365,968
Dutch Bros Inc Class A (b)	52,300	3,099,821
Planet Fitness Inc Class A (b)	92,400	10,089,156
Royal Caribbean Cruises Ltd (c)	30,400	9,663,248
Sportradar Holding AG Class A (b)	93,100	2,752,967
Starbucks Corp	926,300	82,588,908
Sweetgreen Inc Class A (b)(c)	351,781	4,530,939
Yum! Brands Inc	68,800	9,917,520
		241,576,744
Household Durables - 1.0%
DR Horton Inc	53,000	7,570,520
Lennar Corp Class A	37,400	4,195,532
PulteGroup Inc	63,100	7,125,252
SharkNinja Inc (b)(c)	894,790	103,885,119
Somnigroup International Inc	152,400	11,030,712
Toll Brothers Inc	24,600	2,911,656
		136,718,791
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)	1,855,500	13,248,270
Specialty Retail - 2.4%
Abercrombie & Fitch Co Class A (b)	110,925	10,651,019
Bath & Body Works Inc	264,600	7,662,816
Burlington Stores Inc (b)	33,600	9,171,456
Carvana Co Class A (b)	185,100	72,220,467
Fanatics Inc Class A (b)(d)(e)	159,285	9,700,457
Five Below Inc (b)	171,384	23,397,344
Home Depot Inc/The	36,100	13,267,111
Lowe's Cos Inc	294,406	65,820,349
O'Reilly Automotive Inc (b)	13,500	1,327,320
Restoration Hardware Inc (b)(c)	196,604	40,425,714
TJX Cos Inc/The	401,200	49,961,436
Urban Outfitters Inc (b)	56,400	4,245,792
Warby Parker Inc Class A (b)	49,800	1,192,709
Wayfair Inc Class A (b)	330,220	21,675,641
		330,719,631
Textiles, Apparel & Luxury Goods - 1.3%
Capri Holdings Ltd (b)	811,500	14,761,185
Deckers Outdoor Corp (b)	490,396	52,065,343
Levi Strauss & Co Class A	99,500	1,959,155
Lululemon Athletica Inc (b)	354,074	71,002,460
NIKE Inc Class B	356,313	26,613,018
Tapestry Inc	55,000	5,941,650
Tory Burch LLC Class A (b)(d)(e)(i)	106,817	4,306,861
Under Armour Inc Class A (b)	1,371,000	9,103,440
		185,753,112
TOTAL CONSUMER DISCRETIONARY		2,273,723,191

Consumer Staples - 1.3%
Beverages - 0.2%
Celsius Holdings Inc (b)	109,000	4,942,060
Coca-Cola Co/The	355,000	24,100,950
		29,043,010
Consumer Staples Distribution & Retail - 0.8%
Costco Wholesale Corp	23,400	21,987,576
Dollar General Corp	155,800	16,343,420
Dollar Tree Inc (b)	174,841	19,853,196
Kroger Co/The	41,700	2,923,170
Walmart Inc	405,300	39,711,294
		100,818,656
Food Products - 0.0%
Freshpet Inc (b)(c)	95,600	6,531,391
Tobacco - 0.3%
JUUL Labs Inc Class A (b)(d)(e)	5,076,784	6,955,194
JUUL Labs Inc Class B (b)(d)(e)	2,450	3,357
Philip Morris International Inc	206,100	33,810,705
		40,769,256
TOTAL CONSUMER STAPLES		177,162,313

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cheniere Energy Inc	18,700	4,410,955
Financials - 3.5%
Capital Markets - 1.5%
Ares Management Corp Class A	84,700	15,714,391
Blue Owl Capital Inc Class A	1,060,800	20,526,480
Charles Schwab Corp/The	163,000	15,929,990
Coinbase Global Inc Class A (b)	24,100	9,104,016
Galaxy Digital Inc Class A	131,900	3,747,939
Goldman Sachs Group Inc/The	53,900	39,001,501
KKR & Co Inc Class A	123,300	18,073,314
Moody's Corp	32,800	16,915,944
Morgan Stanley	120,200	17,123,692
Robinhood Markets Inc Class A (b)	502,400	51,772,320
		207,909,587
Consumer Finance - 0.0%
American Express Co	12,700	3,801,237
Financial Services - 2.0%
Affirm Holdings Inc Class A (b)	413,600	28,356,416
Apollo Global Management Inc	164,600	23,919,672
Mastercard Inc Class A	269,400	152,607,018
Mr Cooper Group Inc (b)	2,100	327,012
Rocket Cos Inc Class A (c)	329,803	4,871,190
Toast Inc Class A (b)	265,100	12,947,484
Visa Inc Class A	122,700	42,389,169
		265,417,961
Insurance - 0.0%
Slide Insurance Holdings Inc	105,300	1,979,640
TOTAL FINANCIALS		479,108,425

Health Care - 4.6%
Biotechnology - 1.0%
AbbVie Inc	99,500	18,807,490
Alnylam Pharmaceuticals Inc (b)	59,681	23,409,275
Apogee Therapeutics Inc (b)	56,700	2,169,342
Arcellx Inc (b)	15,400	1,099,406
Avidity Biosciences Inc (b)	37,900	1,391,309
Caris Life Sciences Inc (b)	23,600	662,688
Cibus Inc Class A (b)(c)	32,171	47,613
Gilead Sciences Inc	566,800	63,645,972
Janux Therapeutics Inc (b)	40,100	963,002
Legend Biotech Corp ADR (b)	85,600	3,344,392
Moderna Inc (b)	147,600	4,363,056
MoonLake Immunotherapeutics Class A (b)	81,300	4,100,772
Natera Inc (b)	15,700	2,098,462
Scholar Rock Holding Corp (b)	71,500	2,649,075
Soleno Therapeutics Inc (b)	37,200	3,216,684
Viking Therapeutics Inc (b)	124,500	4,054,965
		136,023,503
Health Care Equipment & Supplies - 1.1%
Blink Health LLC Class A1 (b)(d)(e)	8,180	297,670
Boston Scientific Corp (b)	1,086,700	114,016,564
GE HealthCare Technologies Inc	18,800	1,340,816
Glaukos Corp (b)	42,300	3,641,607
Insulet Corp (b)	57,300	16,525,320
Kestra Medical Technologies Ltd	74,500	1,229,250
Stryker Corp	41,500	16,298,295
		153,349,522
Health Care Providers & Services - 0.4%
Cardinal Health Inc	128,900	20,007,858
Cencora Inc	41,900	11,986,752
McKesson Corp	28,600	19,835,244
		51,829,854
Health Care Technology - 0.1%
Claritev Corp warrants (b)	24,206	0
Veeva Systems Inc Class A (b)	24,600	6,991,320
Waystar Holding Corp (b)	153,000	5,657,940
		12,649,260
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc	12,500	5,846,000
Pharmaceuticals - 2.0%
Eli Lilly & Co	364,679	269,887,988
Structure Therapeutics Inc ADR (b)	58,200	1,035,960
		270,923,948
TOTAL HEALTH CARE		630,622,087

Industrials - 4.1%
Aerospace & Defense - 1.8%
Anduril Industries Inc Class B (d)(e)	4,398	179,790
Anduril Industries Inc Class C (d)(e)	2	82
Axon Enterprise Inc (b)	34,600	26,139,954
Boeing Co (b)	343,380	76,175,420
GE Aerospace	158,900	43,074,612
Howmet Aerospace Inc	187,400	33,688,898
Space Exploration Technologies Corp (b)(d)(e)	227,030	48,130,360
Space Exploration Technologies Corp Class C (b)(d)(e)	6,860	1,454,320
StandardAero Inc (c)	30,900	882,195
		229,725,631
Building Products - 0.1%
Builders FirstSource Inc (b)	68,100	8,657,553
Carrier Global Corp	40,200	2,758,524
Lennox International Inc	2,200	1,339,800
Trex Co Inc (b)(c)	66,200	4,252,688
		17,008,565
Construction & Engineering - 0.0%
Comfort Systems USA Inc	7,600	5,345,080
Fluor Corp (b)	24,600	1,396,542
		6,741,622
Electrical Equipment - 0.5%
Emerson Electric Co	30,900	4,496,259
GE Vernova Inc	90,800	59,954,332
Vertiv Holdings Co Class A	25,100	3,654,560
		68,105,151
Ground Transportation - 0.9%
Knight-Swift Transportation Holdings Inc	60,400	2,567,000
Lyft Inc Class A (b)	715,089	10,054,151
Uber Technologies Inc (b)	1,300,000	114,075,000
		126,696,151
Industrial Conglomerates - 0.0%
3M Co	20,400	3,044,088
Machinery - 0.0%
PACCAR Inc	27,400	2,706,024
RBC Bearings Inc (b)	10,000	3,873,400
		6,579,424
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	119,200	6,312,832
Delta Air Lines Inc	269,900	14,361,379
United Airlines Holdings Inc (b)	222,100	19,613,651
		40,287,862
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	40,500	9,044,865
FTAI Aviation Ltd	388,900	53,516,529
		62,561,394
TOTAL INDUSTRIALS		560,749,888

Information Technology - 45.8%
Communications Equipment - 0.1%
Lumentum Holdings Inc (b)	150,500	16,567,040
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp Class A	276,500	29,450,015
Coherent Corp (b)	181,300	19,507,880
Corning Inc	31,800	2,011,032
		50,968,927
IT Services - 1.2%
Cloudflare Inc Class A (b)	66,500	13,810,720
CoreWeave Inc Class A (f)	538,400	61,447,592
CoreWeave Inc Class A (e)(f)	34,956	3,989,528
IBM Corporation	19,800	5,012,370
MongoDB Inc Class A (b)	17,200	4,091,708
Snowflake Inc (b)	176,952	39,548,772
Twilio Inc Class A (b)	266,600	34,391,400
X.Ai Holdings Corp Class A (d)(e)	48,900	1,787,784
		164,079,874
Semiconductors & Semiconductor Equipment - 22.9%
Advanced Micro Devices Inc (b)	23,500	4,143,285
Astera Labs Inc (b)	559,600	76,514,108
Broadcom Inc	1,417,800	416,407,860
GlobalFoundries Inc (b)	472,960	17,683,974
Impinj Inc (b)	53,300	8,239,114
Marvell Technology Inc	3,131,095	251,646,105
Monolithic Power Systems Inc	100,500	71,479,620
NVIDIA Corp	12,926,960	2,299,318,375
ON Semiconductor Corp (b)	147,913	8,336,377
		3,153,768,818
Software - 13.4%
Applied Intuition Inc Class A (b)(d)(e)	5,601	763,304
AppLovin Corp Class A (b)	456,300	178,276,410
Atom Tickets LLC (b)(d)(e)(i)	344,068	3
Celestial AI Inc (d)(e)	7,180	121,988
Crowdstrike Holdings Inc Class A (b)	20,700	9,409,599
Figma Inc (f)	43,744	5,052,432
Figma Inc Class A	33,900	3,915,450
Microsoft Corp	2,614,800	1,394,995,801
MicroStrategy Inc Class A (b)	39,700	15,953,842
Monday.com Ltd (b)	30,600	8,026,074
OpenAI Global LLC rights (b)(d)(e)	5,005,573	7,358,192
OpenAI Global LLC rights (b)(d)(e)	1,089,847	1,089,847
Oracle Corp	357,200	90,646,644
Palantir Technologies Inc Class A (b)	287,900	45,588,965
Servicenow Inc (b)	82,723	78,017,716
Stripe Inc Class B (b)(d)(e)	19,900	706,450
Tanium Inc Class B (b)(d)(e)	151,000	1,440,540
Unity Software Inc (b)	174,200	5,811,312
Zscaler Inc (b)	5,300	1,513,468
		1,848,688,037
Technology Hardware, Storage & Peripherals - 7.8%
Apple Inc	5,164,336	1,071,961,224
Sandisk Corp/DE	52,000	2,231,840
Super Micro Computer Inc (b)(c)	92,100	5,431,137
		1,079,624,201
TOTAL INFORMATION TECHNOLOGY		6,313,696,897

Materials - 0.5%
Chemicals - 0.0%
Sherwin-Williams Co/The	23,300	7,709,504
Construction Materials - 0.3%
CRH PLC	50,700	4,839,315
James Hardie Industries PLC ADR (b)	411,892	10,684,478
Martin Marietta Materials Inc	17,900	10,290,352
Vulcan Materials Co	42,200	11,591,075
		37,405,220
Metals & Mining - 0.2%
Carpenter Technology Corp	97,672	24,358,420
TOTAL MATERIALS		69,473,144

Real Estate - 0.5%
Health Care REITs - 0.4%
Welltower Inc	321,584	53,083,871
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (b)	125,600	9,991,480
TOTAL REAL ESTATE		63,075,351

Utilities - 0.2%
Electric Utilities - 0.1%
Entergy Corp	47,000	4,250,210
NRG Energy Inc	44,100	7,373,520
		11,623,730
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	57,000	11,886,780
TOTAL UTILITIES		23,510,510

TOTAL UNITED STATES		12,738,493,188
TOTAL COMMON STOCKS (Cost $5,425,300,264)		13,481,222,210

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	433,800	1,371,936
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	115,200	364,331
		1,736,267
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (d)(e)	22,391	15,725
TOTAL UNITED STATES		1,751,992
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $571,390)		1,751,992

Convertible Preferred Stocks - 2.0%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (d)(e)	26,500	1,460,415
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(d)(e)	37,119	8,708,489
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(e)	18,160	3,865,476
FINLAND - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Oura Health Oy Series D (d)(e)	156,533	6,954,761
INDIA - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series D-2 (d)(e)	1,970,340	2,896,400
Meesho Series E (d)(e)	328,200	482,454
Meesho Series F (d)(e)	309,918	455,579

TOTAL INDIA		3,834,433
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (d)(e)	150,300	1,187,370
Element Labs Inc Series B (d)(e)	119,900	1,051,523
		2,238,893
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	140,500	181,245
Xsight Labs Ltd Series F (d)(e)	280,336	1,180,215
		1,361,460
TOTAL ISRAEL		3,600,353
UNITED STATES - 1.8%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(d)(e)	12,405,800	862,203
Rad Power Bikes Inc Series A (b)(d)(e)	14,368	718
Rad Power Bikes Inc Series C (b)(d)(e)	56,537	5,088
Waymo LLC Series A2 (b)(d)(e)	15,200	1,108,536
Waymo LLC Series C2 (d)(e)	25,928	2,194,287
		4,170,832
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	19,600	735,000
Food Products - 0.0%
AgBiome LLC Series C (b)(d)(e)	266,499	3
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(d)(e)	660,029	904,240
JUUL Labs Inc Series D (b)(d)(e)	5,110	7,000
		911,240
TOTAL CONSUMER STAPLES		1,646,243

Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	65,000	855,400
Tenstorrent Holdings Inc Series D1 (b)(d)(e)	18,067	1,419,705
		2,275,105
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series B (b)(d)(e)	1,069	210,144
Castle Creek Biosciences Inc Series D2 (b)(d)(e)	642	118,943
Neurona Therapeutics Inc Series F (d)(e)	328,100	675,886
		1,004,973
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(d)(e)	27,197	989,699
Blink Health LLC Series D (b)(d)(e)	5,797	210,953
		1,200,652
TOTAL HEALTH CARE		2,205,625

Industrials - 1.2%
Aerospace & Defense - 1.2%
Anduril Industries Inc Series F (d)(e)	87,397	3,572,789
Anduril Industries Inc Series G (d)(e)	41,100	1,680,168
Space Exploration Technologies Corp Series G (b)(d)(e)	43,447	92,107,641
Space Exploration Technologies Corp Series H (b)(d)(e)	6,348	13,457,760
Space Exploration Technologies Corp Series J (b)(d)(e)	5,376	11,397,120
Space Exploration Technologies Corp Series N (b)(d)(e)	12,799	27,133,880
		149,349,358
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(d)(e)	46,703	1,931,636
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(d)(e)	12,033	1,377,418
Beta Technologies Inc Series C, 6% (d)(e)	4,429	528,113
		1,905,531
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (d)(e)	224,700	1,799,847
TOTAL INDUSTRIALS		154,986,372

Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp Series E (b)(d)(e)	1,441,706	446,929
Frore Systems Inc Series C (b)(d)(e)	63,198	1,030,127
		1,477,056
IT Services - 0.2%
X.Ai Holdings Corp Series B (d)(e)	635,731	23,242,325
X.Ai Holdings Corp Series C (d)(e)	116,978	4,276,716
		27,519,041
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series D (d)(e)	37,600	1,057,688
Danger Devices Inc Series B (d)(e)	719,800	647,820
Retym Inc Series C (b)(d)(e)	168,905	1,761,679
Retym Inc Series D (d)(e)	30,943	340,064
		3,807,251
Software - 0.3%
Anthropic PBC Series D (b)(d)(e)	67,650	10,428,248
Anthropic PBC Series E (d)(e)	6,400	943,936
Applied Intuition Inc Series A2 (b)(d)(e)	7,292	993,754
Applied Intuition Inc Series B2 (b)(d)(e)	3,516	479,160
Celestial AI Inc Series A (d)(e)	45,773	777,683
Celestial AI Inc Series B (d)(e)	34,443	585,187
Celestial AI Inc Series C1 (d)(e)	137,971	2,344,127
Crusoe Energy Systems LLC Series D (d)(e)	52,338	1,594,215
Databricks Inc Series G (b)(d)(e)	51,900	6,043,236
Databricks Inc Series I (b)(d)(e)	1,191	138,680
Databricks Inc Series J (d)(e)	32,584	3,794,081
Dataminr Inc Series D, 8% (b)(d)(e)	115,901	1,240,141
Lyte Ai Inc Series B (d)(e)	117,675	1,330,904
MOLOCO Inc Series A (b)(d)(e)	19,537	1,377,554
Nuro Inc/CA Series E (d)(e)	75,109	961,395
Runway AI Inc Series D (d)(e)	91,910	1,153,471
Stripe Inc Series H (b)(d)(e)	8,700	308,850
Stripe Inc Series I (b)(d)(e)	135,124	4,796,902
		39,291,524
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(d)(e)	77,697	5,143,541
Lightmatter Inc Series C2 (b)(d)(e)	12,204	822,550
Lightmatter Inc Series D (d)(e)	62,356	5,078,273
		11,044,364
TOTAL INFORMATION TECHNOLOGY		83,139,236

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(d)(e)	125,000	3,297,500
TOTAL UNITED STATES		251,720,913
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $108,509,530)		280,144,840

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(d)(e) (Cost $3,185,523)	9,636	1,963,624

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (d)(e)	74,246	44,367
Health Care - 0.0%
Health Care Technology - 0.0%
HeartFlow Inc 0% (d)(e)(j)	1,206,900	1,350,642
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(j)	80,121	42,267
TOTAL UNITED STATES		1,437,276
TOTAL PREFERRED SECURITIES (Cost $1,361,267)		1,437,276

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.33	56,524,644	56,535,950
Fidelity Securities Lending Cash Central Fund (k)(l)	4.33	52,545,313	52,550,567
TOTAL MONEY MARKET FUNDS (Cost $109,086,517)			109,086,517

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $5,648,014,491)	13,875,606,459
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(91,041,432)
NET ASSETS - 100.0%	13,784,565,027

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $380,783,246 or 2.8% of net assets.

(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $73,609,403 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,609,616 or 0.1% of net assets.

(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,211,349 or 0.1% of net assets.

(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgBiome LLC Series C	6/29/18	1,687,925

Akeana Series C	1/23/24	829,452

Alif Semiconductor Series D	4/11/25	1,015,843

Anduril Industries Inc Class B	6/16/25	179,803

Anduril Industries Inc Class C	6/16/25	82

Anduril Industries Inc Series F	8/07/24	1,899,714

Anduril Industries Inc Series G	4/17/25	1,680,283

Ant International Co Ltd Class C	5/16/18	2,989,179

Anthropic PBC Series D	5/31/24	2,029,804

Anthropic PBC Series E	2/14/25	358,954

Applied Intuition Inc Class A	7/02/24	334,351

Applied Intuition Inc Series A2	7/02/24	435,295

Applied Intuition Inc Series B2	7/02/24	209,887

Atom Tickets LLC	8/15/17	1,999,998

Beta Technologies Inc Series A	4/09/21	881,658

Beta Technologies Inc Series C, 6%	10/24/24	506,988

Blink Health LLC Class A1	12/30/20 - 6/17/24	233,946

Blink Health LLC Series C	11/07/19 - 1/21/21	1,038,273

Blink Health LLC Series D	6/17/24 - 6/25/24	243,474

Bolt Technology OU Series E	1/03/22	4,717,904

ByteDance Ltd Series E1	11/18/20	4,067,284

Castle Creek Biosciences Inc Series A4	9/29/16	3,185,523

Castle Creek Biosciences Inc Series B	10/09/18	440,268

Castle Creek Biosciences Inc Series D2	6/28/21	110,200

Celestial AI Inc	2/25/25	106,377

Celestial AI Inc Series A	2/25/25	678,159

Celestial AI Inc Series B	2/25/25	510,297

Celestial AI Inc Series C1	2/25/25	2,404,862

Crusoe Energy Systems LLC Series D	12/10/24	1,526,796

Danger Devices Inc Series B	3/05/25	648,180

Databricks Inc Series G	2/01/21	3,068,465

Databricks Inc Series I	9/14/23	87,539

Databricks Inc Series J	12/17/24	3,014,020

Dataminr Inc Series D, 8%	3/06/15	1,477,738

Diamond Foundry Inc Series C	3/15/21	3,000,000

Element Labs Inc Series A	2/11/25	554,396

Element Labs Inc Series B	6/27/25	1,052,590

Empower Semiconductor Inc Series D	6/27/25	1,803,397

Enevate Corp 10% 5/12/2199	11/12/24	22,391

Enevate Corp 6%	11/02/23 - 10/31/24	80,121

Enevate Corp Series E	1/29/21	1,598,398

Epic Games Inc	7/30/20	618,700

Fanatics Inc Class A	8/13/20	2,754,038

Frore Systems Inc Series C	5/10/24	1,015,617

GoBrands Inc Series G	3/02/21	4,894,459

HeartFlow Inc 0%	3/26/25	1,206,900

JUUL Labs Inc Class A	2/23/24	5,152,783

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15 - 7/06/18	0

JUUL Labs Inc Series D	6/25/18 - 7/06/18	0

Lenskart Solutions Pvt Ltd	6/04/25	4,815,648

Lightmatter Inc Series C1	5/19/23	1,278,644

Lightmatter Inc Series C2	12/18/23	317,326

Lightmatter Inc Series D	10/11/24	5,002,853

Lyte Ai Inc Series B	8/13/24	1,492,837

Meesho Series D-2	6/17/25	1,838,984

Meesho Series E	6/17/25	306,320

Meesho Series F	6/17/25	284,312

MOLOCO Inc Series A	6/26/23	1,172,220

Neurona Therapeutics Inc Series F	3/28/25	675,886

Neutron Holdings Inc	2/04/21	6,918

Neutron Holdings Inc 4% 5/22/2027	6/04/20	433,800

Neutron Holdings Inc 4% 6/12/2027	6/12/20	115,200

Neutron Holdings Inc Series 1C	7/03/18	2,268,276

Nuro Inc/CA Series E	4/01/25	960,906

OpenAI Global LLC rights	9/30/24	5,005,573

OpenAI Global LLC rights	4/11/25	1,089,847

Oura Health Oy Series D	12/18/24	4,021,333

Rad Power Bikes Inc	1/21/21	531,635

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	74,246

Rad Power Bikes Inc Series A	1/21/21	69,309

Rad Power Bikes Inc Series C	1/21/21	272,725

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Retym Inc Series C	5/17/23 - 6/20/23	1,314,385

Retym Inc Series D	1/29/25	327,594

Revolut Group Holdings Ltd	12/27/24	2,019,587

Runway AI Inc Series D	9/06/24	996,468

Space Exploration Technologies Corp	4/06/17 - 9/11/17	2,534,625

Space Exploration Technologies Corp Class C	9/11/17	92,610

Space Exploration Technologies Corp Series G	1/20/15 - 9/07/23	3,949,239

Space Exploration Technologies Corp Series H	8/04/17	856,980

Space Exploration Technologies Corp Series J	9/07/23	4,354,560

Space Exploration Technologies Corp Series N	8/04/20	3,455,730

Stripe Inc Class B	5/18/21	798,555

Stripe Inc Series H	3/15/21	349,088

Stripe Inc Series I	3/20/23 - 5/12/23	2,720,606

Taalas Inc Series B	2/19/25	1,455,205

Tanium Inc Class B	4/21/17	749,609

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	1,424,157

Tory Burch LLC Class A	5/14/15	7,600,030

Waymo LLC Series A2	5/08/20	1,305,181

Waymo LLC Series C2	10/18/24	2,027,603

X.Ai Holdings Corp Class A	7/18/25	1,787,784

X.Ai Holdings Corp Series B	5/13/24	7,609,700

X.Ai Holdings Corp Series C	11/22/24	2,532,574

Xsight Labs Ltd Series D	2/16/21	1,123,438

Xsight Labs Ltd Series F	1/11/24 - 12/30/24	1,297,955

Zipline International Inc Series G	6/07/24	1,959,018

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Aditya Birla Fashion and Retail Ltd	9/15/2025

CoreWeave Inc Class A	9/24/2025

CoreWeave Inc Class A	9/24/2025

Figma Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	44,532,626	3,328,309,149	3,316,305,825	4,404,328	-	-	56,535,950	56,524,644	0.1%
Fidelity Securities Lending Cash Central Fund	21,447,503	686,392,558	655,289,494	666,038	-	-	52,550,567	52,545,313	0.2%
Total	65,980,129	4,014,701,707	3,971,595,319	5,070,366	-	-	109,086,517

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	2,195,227,607	2,142,135,382	52,267,180	825,045
Consumer Discretionary	2,452,393,020	2,400,893,253	31,031,357	20,468,410
Consumer Staples	191,249,935	178,411,434	5,879,950	6,958,551
Energy	27,846,620	14,397,262	13,449,358	-
Financials	535,234,927	501,379,468	29,952,281	3,903,178
Health Care	667,206,867	666,909,197	-	297,670
Industrials	571,149,125	510,985,336	10,399,237	49,764,552
Information Technology	6,660,750,186	6,643,377,332	-	17,372,854
Materials	93,578,062	88,033,577	5,544,485	-
Real Estate	63,075,351	63,075,351	-	-
Utilities	23,510,510	23,510,510	-	-

Convertible Corporate Bonds
Consumer Discretionary	1,736,267	-	-	1,736,267
Information Technology	15,725	-	-	15,725

Convertible Preferred Stocks
Communication Services	8,708,489	-	-	8,708,489
Consumer Discretionary	8,005,265	-	-	8,005,265
Consumer Staples	1,646,243	-	-	1,646,243
Financials	2,275,105	-	-	2,275,105
Health Care	9,160,386	-	-	9,160,386
Industrials	157,225,265	-	-	157,225,265
Information Technology	89,826,587	-	-	89,826,587
Materials	3,297,500	-	-	3,297,500

Non-Convertible Preferred Stocks
Health Care	1,963,624	-	-	1,963,624

Preferred Securities
Consumer Discretionary	44,367	-	-	44,367
Health Care	1,350,642	-	-	1,350,642
Information Technology	42,267	-	-	42,267

Money Market Funds	109,086,517	109,086,517	-	-
Total Investments in Securities:	13,875,606,459	13,342,194,619	148,523,848	384,887,992
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2025 ($)
Common Stocks	72,183,578	(5,194,993)	30,324,783	11,632,878	(9,355,986)	-	-	-	99,590,260	38,054,124
Convertible Preferred Stocks	131,668,960	-	111,655,214	48,616,412	(11,795,746)	-	-	-	280,144,840	111,688,946
Non-Convertible Preferred Stocks	2,172,822	-	(209,198)	-	-	-	-	-	1,963,624	(209,198)
Convertible Corporate Bonds	699,865	-	1,029,736	22,391	-	-	-	-	1,751,992	1,029,736
Preferred Securities	193,210	-	32,015	1,212,051	-	-	-	-	1,437,276	32,015

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $55,607,870) - See accompanying schedule:
Unaffiliated issuers (cost $5,538,927,974)	$13,766,519,942
Fidelity Central Funds (cost $109,086,517)	109,086,517

Total Investment in Securities (cost $5,648,014,491)		$13,875,606,459
Foreign currency held at value (cost $504,317)		498,311
Receivable for investments sold		160,714,220
Receivable for fund shares sold		5,392,594
Dividends receivable		1,517,630
Interest receivable		114,869
Distributions receivable from Fidelity Central Funds		225,920
Other receivables		276,169
Total assets		14,044,346,172
Liabilities
Payable for investments purchased	$18,421,626
Payable for fund shares redeemed	184,808,019
Other payables and accrued expenses	4,012,372
Collateral on securities loaned	52,539,128
Total liabilities		259,781,145
Net Assets		$13,784,565,027
Net Assets consist of:
Paid in capital		$5,233,912,401
Total accumulated earnings (loss)		8,550,652,626
Net Assets		$13,784,565,027
Net Asset Value, offering price and redemption price per share ($13,784,565,027 ÷ 635,959,634 shares)		$21.68
Consolidated Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$50,550,701
Interest		684,749
Income from Fidelity Central Funds (including $666,038 from security lending)		5,070,366
Total income		56,305,816
Expenses
Custodian fees and expenses	$293,409
Independent trustees' fees and expenses	47,444
Legal	4,636
Interest	66,420
Total expenses		411,909
Net Investment income (loss)		55,893,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $121,982)	468,779,490
Foreign currency transactions	(488,779)
Futures contracts	2,653,420
Total net realized gain (loss)		470,944,131
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $442,888)	2,338,078,617
Unfunded commitments	(12,600)
Assets and liabilities in foreign currencies	11,896
Total change in net unrealized appreciation (depreciation)		2,338,077,913
Net gain (loss)		2,809,022,044
Net increase (decrease) in net assets resulting from operations		$2,864,915,951
Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,893,907	$45,459,559
Net realized gain (loss)	470,944,131	1,175,940,073
Change in net unrealized appreciation (depreciation)	2,338,077,913	1,461,591,055
Net increase (decrease) in net assets resulting from operations	2,864,915,951	2,682,990,687
Distributions to shareholders	(1,029,456,671)	(50,271,974)

Share transactions
Proceeds from sales of shares	3,514,663,891	2,049,908,079
Reinvestment of distributions	1,029,456,671	50,271,974
Cost of shares redeemed	(3,656,240,133)	(2,532,092,535)

Net increase (decrease) in net assets resulting from share transactions	887,880,429	(431,912,482)
Total increase (decrease) in net assets	2,723,339,709	2,200,806,231

Net Assets
Beginning of period	11,061,225,318	8,860,419,087
End of period	$13,784,565,027	$11,061,225,318

Other Information
Shares
Sold	188,408,026	122,702,414
Issued in reinvestment of distributions	57,604,226	3,456,580
Redeemed	(188,105,026)	(151,297,981)
Net increase (decrease)	57,907,226	(25,138,987)

Consolidated Financial Highlights
Fidelity® Series Blue Chip Growth Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$19.14	$14.69	$11.98	$19.34	$19.25
Income from Investment Operations
Net investment income (loss) A,B	.09	.08	.07	.07	.06
Net realized and unrealized gain (loss)	4.22	4.45	3.03	(3.37)	6.76
Total from investment operations	4.31	4.53	3.10	(3.30)	6.82
Distributions from net investment income	(.14)	(.08)	(.06)	(.05)	(.10)
Distributions from net realized gain	(1.63)	-	(.33)	(4.00)	(6.63)
Total distributions	(1.77)	(.08)	(.39)	(4.06) C	(6.73)
Net asset value, end of period	$21.68	$19.14	$14.69	$11.98	$19.34
Total Return D	24.54%	31.05%	26.84%	(22.51)%	46.98%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G	.01%	-% G	-% G	-% G
Expenses net of fee waivers, if any	- % G	.01%	-% G	-% G	-% G
Expenses net of all reductions, if any	-% G	.01%	-% G	-% G	-% G
Net investment income (loss)	.46%	.47%	.64%	.45%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$13,784,565	$11,061,225	$8,860,419	$7,124,936	$6,279,875
Portfolio turnover rate H	50%	29%	38%	48%	53%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Series Blue Chip Growth Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$99,590,260	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 38.2 / 13.1	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.3 - 35.8 / 33.5	Increase
			Enterprise value/Net income (EV/NI)	16.8	Increase
		Book value	Book value multiple	1.7	Increase
		Market approach	Transaction price	$4.63	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 70.0% / 50.6%	Increase
			Discount rate	3.9%	Increase
			Term	2.1 - 3.0 / 2.9	Increase
Convertible Corporate Bonds	$1,751,992	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.0	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
		Black scholes	Volatility	100.0%	Increase
			Discount rate	4.9%	Increase
			Term	0.4	Increase
Convertible Preferred Stocks	$280,144,840	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 38.2 / 19.0	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	35.8	Increase
			Enterprise value/Gross profit multiple (EV/GP)	16.5	Increase
		Market approach	Transaction price	$0.90 - $215.03 / $38.34	Increase
			Discount rate	80.0%	Decrease
			Premium rate	5.0% - 15.0% / 12.6%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	40.0% - 100.0% / 65.1%	Increase
			Discount rate	3.8% - 4.0% / 3.9%	Increase
			Term	2.0 - 5.0 / 3.3	Increase
Non-Convertible Preferred Stocks	$1,963,624	Market approach	Transaction price	$215.03	Increase
		Black scholes	Volatility	85.0%	Increase
			Discount rate	3.9%	Increase
			Term	3.0	Increase
Preferred Securities	$1,437,276	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 6.7 / 6.5	Increase
			Discount rate	23.1%	Decrease
			Probability rate	5.0% - 75.0% / 30.0%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4%	Decrease
			Probability rate	0.0% - 35.0% / 21.7%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	60.0% - 100.0% / 61.2%	Increase
			Discount rate	3.9% - 4.9% / 4.2%	Increase
			Term	0.1 - 2.1 / 0.7	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$8,317,589,897
Gross unrealized depreciation	(142,521,707)
Net unrealized appreciation (depreciation)	$8,175,068,190
Tax Cost	$5,700,538,269

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$30,041,930
Undistributed long-term capital gain	$349,434,084
Net unrealized appreciation (depreciation) on securities and other investments	$8,175,072,980

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$82,985,965	$50,271,974
Long-term Capital Gains	946,470,706	-
Total	$1,029,456,671	$50,271,974

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Series Blue Chip Growth Fund	4,306,864.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

Consolidated Special Purpose Vehicle. The Fund included in the table below holds private equity of Indian issuers through a wholly owned special purpose vehicle (SPV). As of period end, the investment in the SPV was as follows:

	SPV Name	Net Assets of SPV ($)	% of Fund's Net Assets
Fidelity Series Blue Chip Growth Fund	Fid FDI 2611, LLC	9,868,434.07

The financial statements have been consolidated to include the SPV accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Blue Chip Growth Fund	6,325,400,757	5,992,380,984
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Series Blue Chip Growth Fund	99,520

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Blue Chip Growth Fund	Borrower	16,348,467	4.77%	64,932

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Series Blue Chip Growth Fund	518,219,339	590,994,387	101,832,454
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Blue Chip Growth Fund	71,777	161	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Series Blue Chip Growth Fund	5,219,327
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Consolidated Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Series Blue Chip Growth Fund	3,696,000	4.83%	1,488
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Series Blue Chip Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Series Blue Chip Growth Fund (the "Fund"), a fund of Fidelity Securities Fund, including the consolidated schedule of investments, as of July 31,2025, the related consolidated statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $436,797,130, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $2,834,942 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 45% and 59% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 50.21% and 67.15% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.20% and 0.65% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series Blue Chip Growth Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable in light of all of the surrounding circumstances. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, and noted that the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, 529 plans, and collective investment trusts managed by Fidelity and ultimately to enhance the performance of those investment companies, 529 plans, and collective investment trusts. Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, 529 plans and collective investment trusts that invest in the fund. The Board noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through November 30, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.967985.111
XS1-ANN-0925
Fidelity® Real Estate Income Fund

Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Real Estate Income Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Asset-Backed Securities - 1.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Capital Trust RE CDO Ltd Series 2005-1A Class D, CME Term SOFR 1 month Index + 1.6145%, 5.9321% 3/20/2050 (b)(c)(d)(e)	2,250,000	0
Crest Clarendon Street Ltd Series 2002, 3 month U.S. LIBOR + 0.47%, 6.0632% 12/28/2035 (b)(c)(d)(e)	500,000	0
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		0
UNITED STATES - 1.5%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/2052 (b)(d)(e)(f)	4,369,510	44
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class C, 9.408% 5/20/2055 (b)	7,000,000	7,296,167
Home Partners of America Trust Series 2019-2 Class F, 3.866% 10/19/2039 (b)	2,747,554	2,629,028
Home Partners of America Trust Series 2021-1 Class F, 3.325% 9/17/2041 (b)	6,441,225	5,483,938
Home Partners of America Trust Series 2021-2 Class G, 4.505% 12/17/2026 (b)	27,647,099	26,716,810
Home Partners of America Trust Series 2021-3 Class F, 4.242% 1/17/2041 (b)	9,740,333	8,786,090
New Residential Mortgage Loan Trust Series 2022-SFR2 Class E1, 4% 9/4/2039 (b)	2,900,000	2,758,559
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (b)	10,151,000	10,093,411
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (b)	8,000,000	8,357,514
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/2038 (b)	3,000,000	2,936,446
Tricon Residential Trust Series 2023-SFR1 Class E, 7.977% 7/17/2040 (b)	2,000,000	2,051,824
TOTAL UNITED STATES		77,109,831
TOTAL ASSET-BACKED SECURITIES (Cost $81,628,013)		77,109,831

Bank Loan Obligations - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.0%
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7923% 7/1/2031 (c)(d)(g)	1,427,834	1,426,949
Wireless Telecommunication Services - 0.5%
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.11% 1/25/2031 (c)(d)(g)	25,609,930	25,690,089
TOTAL COMMUNICATION SERVICES		27,117,038

Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.6062% 2/6/2031 (c)(d)(g)	4,379,563	4,369,708
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 1/17/2031 (c)(d)(g)	3,960,000	3,954,337
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 8/2/2028 (c)(d)(g)	672,438	671,691
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1022% 11/8/2030 (c)(d)(g)	13,500,000	13,525,381
		22,521,117
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 12/31/2030 (c)(d)(g)	9,925,187	9,928,959
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (c)(d)(g)	9,875,250	4,505,583
		14,434,542
Financials - 0.2%
Financial Services - 0.2%
MHP Commercial Mortgage Trust U.S. SOFR Index + 5%, 9.3419% 1/9/2026 (c)(d)(e)(g)	13,324,090	12,857,747
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 1/31/2030 (c)(d)(g)	2,611,460	2,624,151
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 1/31/2030 (c)(d)(g)	2,169,775	2,178,823
		4,802,974
TOTAL UNITED STATES		81,733,418
TOTAL BANK LOAN OBLIGATIONS (Cost $86,884,223)		81,733,418

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Fannie Mae Guaranteed REMIC Series 2002-W1 Class 3B3, 3.8954% 2/25/2042 (b)(d)(e)	18,840	9,285
Fannie Mae Guaranteed REMIC Series 2003-W10 Class 2B3, 3.9677% 6/25/2043 (b)(d)(e)	29,816	23,355
TOTAL UNITED STATES		32,640
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $25,391)		32,640

Commercial Mortgage Securities - 21.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 21.6%
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.8919% 4/15/2042 (b)(c)(d)	7,000,000	6,991,254
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8204% 7/15/2049 (d)	3,030,000	2,912,164
BANK Series 2017-BNK8 Class E, 2.8% 11/15/2050 (b)	11,374,393	5,237,626
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (d)	2,000,000	969,745
BANK Series 2021-BN38 Class C, 3.2179% 12/15/2064 (d)	3,505,000	2,882,351
BANK Series 2022-BNK41 Class C, 3.7896% 4/15/2065 (d)	4,433,000	3,655,515
BANK Series 2022-BNK42 Class C, 4.8802% 6/15/2055 (d)	6,500,000	5,841,810
BANK Series 2022-BNK42 Class D, 2.5% 6/15/2055 (b)	2,000,000	1,423,874
BANK Series 2022-BNK44 Class AS, 5.9353% 11/15/2055 (d)	5,000,000	5,123,302
BANK Series 2023-5YR3 Class AS, 7.3152% 9/15/2056 (d)	1,500,000	1,598,246
BANK Series 2023-5YR3 Class B, 7.3152% 9/15/2056 (d)	2,000,000	2,097,914
BANK Series 2023-BNK46 Class A4, 5.745% 8/15/2056	1,409,000	1,468,892
BANK Series 2023-BNK46 Class AS, 6.385% 8/15/2056	5,000,000	5,304,112
BBCMS Mortgage Trust Series 2020-C6 Class C, 3.045% 2/15/2053	1,129,000	908,705
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5871% 4/15/2053 (d)	2,067,000	1,756,312
BBCMS Mortgage Trust Series 2022-C16 Class C, 4.6% 6/15/2055 (d)	5,250,000	4,399,808
BBCMS Mortgage Trust Series 2022-C17 Class C, 5.45% 9/15/2055	2,000,000	1,898,169
BBCMS Mortgage Trust Series 2022-C17 Class D, 2.5% 9/15/2055 (b)	2,000,000	1,457,702
BBCMS Mortgage Trust Series 2023-5C23 Class AS, 7.4547% 12/15/2056 (d)	2,500,000	2,670,871
BBCMS Mortgage Trust Series 2023-C21 Class AS, 6.2958% 9/15/2056 (d)	7,000,000	7,406,613
BBCMS Mortgage Trust Series 2023-C21 Class B, 6.2958% 9/15/2056 (d)	7,000,000	7,334,000
BBCMS Mortgage Trust Series 2023-C22 Class AS, 7.1309% 11/15/2056 (d)	10,000,000	10,992,922
BBCMS Mortgage Trust Series 2023-C22 Class B, 7.1309% 11/15/2056 (d)	10,000,000	10,851,649
BBCMS Mortgage Trust Series 2025-C32 Class A5, 5.72% 2/15/2062	5,000,000	5,237,462
Benchmark Mortgage Trust Series 2019-B14 Class 225D, 3.2943% 12/15/2062 (b)(d)(e)	3,427,000	17,135
Benchmark Mortgage Trust Series 2019-B14 Class 225E, 3.2943% 12/15/2062 (b)(d)(e)	5,141,000	12,853
Benchmark Mortgage Trust Series 2021-B28 Class A5, 2.2237% 8/15/2054	500,000	431,204
Benchmark Mortgage Trust Series 2022-B35 Class C, 4.5911% 5/15/2055 (d)	7,000,000	5,789,013
Benchmark Mortgage Trust Series 2022-B36 Class C, 5.2893% 7/15/2055 (d)	2,000,000	1,819,074
Benchmark Mortgage Trust Series 2022-B36 Class D, 2.5% 7/15/2055 (b)	3,828,000	2,662,241
Benchmark Mortgage Trust Series 2023-B39 Class B, 6.192% 7/15/2056 (b)	5,000,000	5,087,222
BFLD Commercial Mortgage Trust Series 2024-UNIV Class D, CME Term SOFR 1 month Index + 2.6909%, 7.0328% 11/15/2041 (b)(c)(d)	7,035,000	7,054,786
BFLD Trust Series 2025-EWEST Class E, CME Term SOFR 1 month Index + 3%, 7.3419% 6/15/2042 (b)(c)(d)	5,000,000	5,003,125
BMO Mortgage Trust Series 2023-5C1 Class AS, 7.1175% 8/15/2056 (d)	3,500,000	3,693,934
BMO Mortgage Trust Series 2023-5C2 Class AS, 7.2439% 11/15/2056 (d)	10,000,000	10,594,521
BMO Mortgage Trust Series 2023-C5 Class B, 6.474% 6/15/2056 (d)	4,750,000	4,964,662
BMO Mortgage Trust Series 2023-C7 Class AS, 6.6738% 12/15/2056 (d)	5,000,000	5,497,055
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(d)	5,597,000	5,647,947
BPR Trust Series 2024-PMDW Class D, 5.85% 11/5/2041 (b)(d)	4,690,000	4,556,685
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	20,898,990	18,540,209
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 8.0299% 5/15/2034 (b)(c)(d)	1,974,013	1,976,475
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.9949% 11/13/2046 (b)(d)	6,547,000	6,625,555
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class E, CME Term SOFR 1 month Index + 3.6884%, 8.0303% 3/15/2041 (b)(c)(d)	3,963,114	3,945,059
BX Commercial Mortgage Trust 21-SOAR Series 2021-SOAR Class J, CME Term SOFR 1 month Index + 3.8645%, 8.2065% 6/15/2038 (b)(c)(d)	16,662,402	16,617,863
BX Commercial Mortgage Trust Series 2019-IMC Class G, CME Term SOFR 1 month Index + 3.6463%, 7.9883% 4/15/2034 (b)(c)(d)	5,181,000	4,947,855
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.6755% 12/15/2038 (b)(c)(d)	6,852,435	6,835,304
BX Commercial Mortgage Trust Series 2021-PAC Class G, CME Term SOFR 1 month Index + 3.0606%, 7.4026% 10/15/2036 (b)(c)(d)	17,232,000	17,124,577
BX Commercial Mortgage Trust Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 8.0321% 4/15/2040 (b)(c)(d)	18,750,000	18,756,302
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.6419% 6/15/2035 (b)(c)(d)	4,500,000	4,499,982
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	32,521,000	29,697,354
BX Trust 2021-VOL Series 2021-VOLT Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8564% 9/15/2036 (b)(c)(d)	9,688,281	9,664,126
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 7.3064% 9/15/2036 (b)(c)(d)	4,844,141	4,771,479
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 7.2313% 7/15/2029 (b)(c)(d)	14,200,000	14,146,750
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 8.2798% 7/15/2029 (b)(c)(d)	8,250,000	8,176,916
BX Trust 2024-CNY Series 2024-CNYN Class E, CME Term SOFR 1 month Index + 3.6886%, 8.0306% 4/15/2041 (b)(c)(d)	14,151,461	14,092,285
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 7.2821% 11/15/2041 (b)(c)(d)	4,748,600	4,760,471
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 8.2807% 11/15/2041 (b)(c)(d)	15,971,308	15,918,620
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 7.2832% 3/15/2030 (b)(c)(d)	23,408,703	22,971,234
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.7515% 11/15/2038 (b)(c)(d)	13,357,568	13,299,272
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 7.0419% 1/15/2039 (b)(c)(d)	15,000,000	15,000,000
BX Trust Series 2022-LBA6 Class F, CME Term SOFR 1 month Index + 3.35%, 7.6919% 1/15/2039 (b)(c)(d)	6,200,000	6,188,397
BX Trust Series 2022-LBA6 Class G, CME Term SOFR 1 month Index + 4.2%, 8.5419% 1/15/2039 (b)(c)(d)	11,340,000	11,326,230
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.6409% 1/15/2039 (b)(c)(d)	4,367,000	4,333,258
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.53% 2/15/2039 (b)(c)(d)	4,734,848	4,732,956
BX Trust Series 2025-DIME Class E, 7.3419% 2/15/2035 (b)(d)	15,000,000	14,951,331
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 8.2919% 6/15/2040 (b)(c)(d)	4,000,000	4,014,678
BX Trust Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 8.2816% 3/15/2042 (b)(c)(d)	15,000,000	14,668,188
BXP Trust Series 2021-601L Class E, 2.7755% 1/15/2044 (b)(d)	5,754,000	4,292,184
CD Mortgage Trust Series 2017-CD3 Class D, 3.25% 2/10/2050 (b)(e)	3,353,000	716,142
Citigroup Commercial Mortgage Trust Series 2022-GC48 Class E, 2.5% 6/15/2055 (b)	2,000,000	1,232,510
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class B, 6.3597% 7/10/2028 (b)(d)	5,000,000	5,142,319
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class B, 5.8524% 10/12/2040 (b)(d)	5,000,000	5,070,628
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 5.8524% 10/12/2040 (b)(d)	9,750,000	9,811,694
COMM Mortgage Trust Series 2012-CR1 Class D, 5.1034% 5/15/2045 (b)(d)	1,154,428	1,050,337
COMM Mortgage Trust Series 2013-LC6 Class E, 3.5% 1/10/2046 (b)	4,741,000	4,366,461
COMM Mortgage Trust Series 2014-UBS2 Class D, 4.7528% 3/10/2047 (b)(d)	2,157,652	1,514,197
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2894% 2/10/2048 (d)	2,590,000	2,290,311
COMM Mortgage Trust Series 2017-CD4 Class C, 4.3497% 5/10/2050 (d)	3,000,000	2,752,668
COMM Mortgage Trust Series 2017-CD4 Class D, 3.3% 5/10/2050 (b)	2,769,000	2,309,779
COMM Mortgage Trust Series 2017-COR2 Class D, 3% 9/10/2050 (b)	2,769,000	2,427,500
COMM Mortgage Trust Series 2018-HCLV Class F, CME Term SOFR 1 month Index + 3.346%, 7.688% 9/15/2033 (b)(c)(d)	4,265,000	275,587
COMM Mortgage Trust Series 2018-HCLV Class G, CME Term SOFR 1 month Index + 5.3523%, 9.6943% 9/15/2033 (b)(c)(d)(e)	4,265,000	104,133
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 8.2304% 8/15/2041 (b)(c)(d)	10,200,000	10,124,058
Credit Suisse Commercial Mortgage Trust Series 2021-SOP2 Class F, CME Term SOFR 1 month Index + 4.4314%, 8.7733% 6/15/2034 (b)(c)(e)	7,120,000	3,246,222
Credit Suisse Mortgage Capital Certificate Series 2021-BPNY Class A, CME Term SOFR 1 month Index + 3.8289%, 8.1709% 8/15/2026 (b)(c)(d)	12,928,019	12,122,356
Credit Suisse Mortgage Trust Series 2021-BRIT Class A, CME Term SOFR 1 month Index + 3.5737%, 7.9157% 5/9/2026 (b)(c)(d)	7,569,763	7,417,624
DTP Commercial Mortgage Trust Series 2023-STE2 Class C, 6.4734% 1/15/2041 (b)(d)	8,800,000	8,896,881
ELP Commercial Mortgage Trust Series 2021-ELP Class J, CME Term SOFR 1 month Index + 3.7294%, 8.0714% 11/15/2038 (b)(c)(d)	15,320,347	15,244,915
EQT Trust Series 2024-EXTR Class B, 1 month U.S. LIBOR + 0%, 5.6546% 7/5/2041 (b)(c)(d)	5,000,000	5,049,611
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.9919% 12/15/2039 (b)(c)(d)	3,126,000	3,125,406
GS Mortgage Securities Trust Series 2011-GC5 Class C, 5.147% 8/10/2044 (b)(d)	8,899,000	7,822,016
GS Mortgage Securities Trust Series 2011-GC5 Class D, 5.147% 8/10/2044 (b)(d)	2,733,635	1,996,311
GS Mortgage Securities Trust Series 2011-GC5 Class E, 5.147% 8/10/2044 (b)(d)(e)	8,138,000	2,158,824
GS Mortgage Securities Trust Series 2011-GC5 Class F, 4.5% 8/10/2044 (b)(e)	7,897,000	23,691
GS Mortgage Securities Trust Series 2012-GCJ9 Class D, 4.5879% 11/10/2045 (b)(d)	4,229,808	4,060,573
GS Mortgage Securities Trust Series 2012-GCJ9 Class E, 4.5879% 11/10/2045 (b)(d)	1,908,000	1,719,089
GS Mortgage Securities Trust Series 2018-RIVR Class G, CME Term SOFR 1 month Index + 2.647%, 7.239% 7/15/2035 (b)(c)(d)(e)	3,808,000	3,807
GS Mortgage Securities Trust Series 2023-SHIP Class D, 6.0706% 9/10/2038 (b)(d)	9,000,000	8,969,522
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)	13,500,000	13,523,717
GS Mortgage Securities Trust Series 2024-RVR Class A, 5.1983% 8/10/2041 (b)(d)	4,300,000	4,317,276
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.7998% 11/25/2041 (b)(c)(d)	4,000,000	4,001,245
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	20,270,000	19,512,202
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/2047 (b)	8,640,000	8,432,137
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.6695% 1/15/2048 (b)(d)	2,398,000	2,069,738
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class D, 3.2562% 6/15/2051 (b)(d)	1,698,000	1,295,788
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class G, 4.409% 2/15/2046 (b)(d)	4,671,000	643,020
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class H, 4.409% 2/15/2046 (b)(d)(e)	7,077,000	489,268
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class E, 4.6896% 6/15/2045 (b)(d)	3,531,737	3,204,194
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class F, 4% 6/15/2045 (b)	8,192,000	6,814,293
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class G, 4% 6/15/2045 (b)(e)	4,044,000	2,284,542
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class D, 4.1956% 4/15/2046 (d)(e)	7,722,000	695,752
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class E, 3.25% 4/15/2046 (b)(d)	472,000	17,747
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class F, 3.25% 4/15/2046 (b)(d)	2,518,000	2,770
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY Class E, 3.8046% 6/10/2027 (b)(d)	8,161,000	20,416
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class F, 4.6132% 7/5/2031 (b)(d)	5,039,000	856,230
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class FFX, 4.6254% 1/16/2037 (b)(e)	2,000,000	381,040
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.6565% 4/15/2038 (b)(c)(d)	7,500,000	7,507,031
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	6,544,000	6,375,760
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.76% 8/15/2038 (b)(c)(d)	5,951,129	5,865,581
KNDR Trust Series 2021-KIND Class F, CME Term SOFR 1 month Index + 4.0645%, 8.41% 8/15/2038 (b)(c)(d)	7,096,721	6,945,791
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 7.3419% 3/15/2042 (b)(c)(d)	5,000,000	4,972,654
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (b)	5,500,000	5,597,011
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.6574% 4/15/2038 (b)(c)(d)	12,480,800	12,496,401
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.8565% 5/15/2038 (b)(c)(d)	2,400,000	2,403,000
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.6565% 7/15/2038 (b)(c)(d)	3,182,000	3,182,000
MHP Commercial Mortgage Trust Series 2021-STOR Class J, CME Term SOFR 1 month Index + 4.0645%, 8.4065% 7/15/2038 (b)(c)(d)	3,476,000	3,470,975
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.6011% 1/15/2039 (b)(c)(d)	3,444,000	3,444,000
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 8.2994% 1/15/2027 (b)(c)(d)	11,539,200	11,599,117
MIRA Trust Series 2023-MILE Class B, 7.2026% 6/10/2038 (b)	4,200,000	4,256,260
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class D, 4.3446% 11/15/2045 (b)(d)	823,000	698,529
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6 Class F, 4.3446% 11/15/2045 (b)(d)	2,500,000	340,700
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 Class D, 4.7035% 10/15/2046 (b)(d)	5,670,988	5,292,903
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class C, 3.7118% 5/15/2046 (d)	3,302,000	3,036,630
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9 Class D, 3.7998% 5/15/2046 (b)(d)	5,137,000	4,654,308
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class C, 3.536% 2/15/2053	2,765,000	2,438,737
Morgan Stanley Capital I Trust Series 2011-C2 Class D, 5.2113% 6/15/2044 (b)(d)	1,843,206	1,824,995
Morgan Stanley Capital I Trust Series 2011-C2 Class F, 5.2113% 6/15/2044 (b)(d)	2,937,000	2,033,931
Morgan Stanley Capital I Trust Series 2011-C2 Class XB, 0.4833% 6/15/2044 (b)(d)(f)	26,552,841	94,966
Morgan Stanley Capital I Trust Series 2011-C3 Class E, 4.9411% 7/15/2049 (b)(d)	910,558	886,985
Morgan Stanley Capital I Trust Series 2011-C3 Class F, 4.9411% 7/15/2049 (b)(d)	5,624,050	5,279,277
Morgan Stanley Capital I Trust Series 2011-C3 Class G, 4.9411% 7/15/2049 (b)(d)	5,049,500	4,661,687
Morgan Stanley Capital I Trust Series 2015-MS1 Class D, 4.1579% 5/15/2048 (b)(d)	10,833,000	8,829,003
Morgan Stanley Capital I Trust Series 2016-BNK2 Class D, 3% 11/15/2049 (b)	2,966,000	1,997,333
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	2,470,594	2,288,114
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (b)	8,892,715	9,263,714
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	13,568,000	12,876,306
MSJP Series 2015-HAUL Class E, 4.851% 9/5/2047 (b)(d)	1,500,000	1,277,380
MSWF Commercial Mortgage Trust Series 2023-1 Class A5, 5.752% 5/15/2056	13,861,000	14,438,539
MSWF Commercial Mortgage Trust Series 2023-1 Class B, 6.6829% 5/15/2056 (d)	3,750,000	3,963,093
MSWF Commercial Mortgage Trust Series 2023-2 Class AS, 6.491% 12/15/2056	10,000,000	10,717,739
MSWF Commercial Mortgage Trust Series 2023-2 Class B, 6.8761% 12/15/2056 (d)	10,000,000	10,670,561
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (b)(d)	5,000,000	5,057,393
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	18,754,000	18,793,342
OPEN Trust Series 2023-AIR Class D, CME Term SOFR 1 month Index + 6.6838%, 11.0257% 11/15/2040 (b)(c)(d)	7,800,000	7,804,875
PKHL Commercial Mortgage Trust Series 2021-MF Class E, CME Term SOFR 1 month Index + 2.7145%, 7.0565% 7/15/2038 (b)(c)(d)(e)	500,000	256,025
PKHL Commercial Mortgage Trust Series 2021-MF Class G, CME Term SOFR 1 month Index + 4.4645%, 8.8065% 7/15/2038 (b)(c)(d)(e)	5,944,000	2,364,543
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (b)	13,870,000	11,530,131
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (b)(d)	12,000,000	11,903,208
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (b)(d)	10,000,000	9,958,398
Providence Place Group LP Series 2000-C1 Class A2, 7.75% 7/20/2028 (b)	1,799,134	1,830,868
Ride Series 2025-SHRE Class E, 7.8087% 2/14/2047 (b)(d)	5,000,000	4,981,849
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (b)	13,372,000	14,062,876
SELF Commercial Mortgage Trust Series 2024-STRG Class D, CME Term SOFR 1 month Index + 2.9403%, 7.2822% 11/15/2034 (b)(c)(d)	5,597,000	5,639,518
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.5304% 11/15/2034 (b)(c)(d)	6,546,000	6,528,694
SG Commercial Mortgage Securities Trust Series 2020-COVE Class F, 3.7276% 3/15/2037 (b)(d)	5,000,000	3,893,150
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.9419% 10/15/2041 (b)(c)(d)	9,376,000	9,373,070
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.692% 1/15/2039 (b)(c)(d)	14,615,000	14,176,550
SREIT Trust Series 2021-IND Class G, CME Term SOFR 1 month Index + 3.3803%, 7.7223% 10/15/2038 (b)(c)(d)	12,754,000	12,613,043
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.4302% 11/15/2038 (b)(c)(d)	3,249,672	3,249,044
SREIT Trust Series 2021-MFP2 Class J, CME Term SOFR 1 month Index + 4.03%, 8.372% 11/15/2036 (b)(c)(d)	10,872,000	10,794,644
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 7.359% 11/15/2036 (b)(c)(d)	4,985,000	4,978,784
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 8.007% 11/15/2036 (b)(c)(d)	15,282,000	15,253,417
STWD Trust Series 2021-LIH Class G, CME Term SOFR 1 month Index + 4.3145%, 8.656% 11/15/2036 (b)(c)(d)	9,177,000	9,114,541
SUMIT Mortgage Trust Series 2022-BVUE Class D, 2.8925% 2/12/2041 (b)(d)	6,000,000	4,686,207
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.8925% 2/12/2041 (b)(d)	3,211,000	2,248,691
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.5809% 2/15/2042 (b)(c)(d)	19,400,000	19,290,875
Texas Coml Mortgage Trust Series 2025-TWR Class D, CME Term SOFR 1 month Index + 3.0906%, 7.4325% 4/15/2042 (b)(c)(d)	1,500,000	1,500,000
UBS Commercial Mortgage Trust Series 2012-C1 Class E, 5% 5/10/2045 (b)(d)	4,699,074	4,252,615
UBS Commercial Mortgage Trust Series 2012-C1 Class F, 5% 5/10/2045 (b)(d)(e)	2,221,350	731,981
VASA Trust Series 2021-VASA Class F, CME Term SOFR 1 month Index + 4.0145%, 8.3565% 7/15/2039 (b)(c)(d)	6,685,000	5,103,470
VASA Trust Series 2021-VASA Class G, CME Term SOFR 1 month Index + 5.1145%, 9.4565% 7/15/2039 (b)(c)(d)(e)	800,000	542,417
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 6.0329% 7/13/2044 (b)(d)	7,000,000	7,039,680
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.4337% 7/13/2044 (b)(d)	5,000,000	4,996,757
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class D, 3% 8/15/2049 (b)	6,979,000	3,871,133
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class D, 3.059% 11/15/2049 (b)	5,037,000	4,447,664
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class C, 3.561% 8/15/2052	883,000	741,249
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class D, 6.7085% 7/15/2035 (b)(d)	5,250,000	5,275,958
WF-RBS Commercial Mortgage Trust Series 2011-C3 Class D, 5.8545% 3/15/2044 (b)(d)	503,530	163,657
WF-RBS Commercial Mortgage Trust Series 2011-C4I Class G, 5% 6/15/2044 (d)(e)	3,955,000	1,245,509
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.0662% 3/15/2045 (b)(d)	4,727,000	3,290,243
WF-RBS Commercial Mortgage Trust Series 2013-C13 Class D, 3.9552% 5/15/2045 (b)(d)	3,103,531	2,847,738
WHARF Series 2025-DC Class E, 7.7241% 7/15/2040 (b)	10,000,000	10,169,730
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/2035 (b)(d)	6,725,000	6,035,620
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/2035 (b)(d)	2,541,000	2,121,710
TOTAL UNITED STATES		1,140,175,810
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,215,593,707)		1,140,175,810

Common Stocks - 20.7%
	Shares	Value ($)
UNITED STATES - 20.7%
Financials - 0.8%
Capital Markets - 0.2%
DigitalBridge Group Inc Class A	737,588	7,921,695
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Dynex Capital Inc	1,145,600	14,251,264
MFA Financial Inc	1,134,685	10,314,287
Rithm Capital Corp	385,699	4,639,959
Rithm Property Trust Inc	1,275,264	3,315,686
		32,521,196
TOTAL FINANCIALS		40,442,891

Industrials - 0.0%
Construction & Engineering - 0.0%
WillScot Holdings Corp	58,900	1,728,715
Real Estate - 19.9%
Health Care REITs - 2.6%
CareTrust REIT Inc	284,800	9,056,640
Sabra Health Care REIT Inc	604,175	10,893,275
Ventas Inc	607,686	40,824,345
Welltower Inc	460,100	75,948,708
		136,722,968
Industrial REITs - 3.0%
Americold Realty Trust Inc	596,600	9,593,328
EastGroup Properties Inc	49,900	8,145,676
First Industrial Realty Trust Inc	416,500	20,291,880
LXP Industrial Trust	3,015,974	23,403,958
Prologis Inc	793,730	84,754,489
Rexford Industrial Realty Inc	252,600	9,227,478
Terreno Realty Corp	62,628	3,475,228
		158,892,037
Office REITs - 0.4%
Easterly Government Properties Inc	341,480	7,512,560
Postal Realty Trust Inc Class A	878,500	12,044,235
		19,556,795
Residential REITs - 5.3%
American Homes 4 Rent Class A	480,500	16,668,545
AvalonBay Communities Inc	83,500	15,554,380
Elme Communities	668,747	10,084,705
Equity LifeStyle Properties Inc	1,195,596	71,640,112
Equity Residential	254,100	16,059,120
Essex Property Trust Inc	94,600	24,613,028
Invitation Homes Inc	1,674,500	51,323,425
Mid-America Apartment Communities Inc	23,106	3,290,988
Sun Communities Inc	332,700	41,264,781
UDR Inc	663,400	26,064,986
UMH Properties Inc	335,723	5,465,570
		282,029,640
Retail REITs - 1.9%
Acadia Realty Trust	280,626	5,253,319
Brixmor Property Group Inc	230,300	6,017,739
Curbline Properties Corp	592,918	13,103,488
Federal Realty Investment Trust	136,800	12,607,488
Kimco Realty Corp	771,700	16,383,191
Kite Realty Group Trust	360,000	7,912,800
Macerich Co/The	281,500	4,703,865
NNN REIT Inc	86,800	3,581,368
Realty Income Corp (h)	356,182	19,992,496
Retail Value Inc (e)(i)	274,131	2
Simon Property Group Inc	46,200	7,567,098
SITE Centers Corp	296,459	3,192,863
		100,315,717
Specialized REITs - 6.7%
American Tower Corp	313,700	65,371,943
Crown Castle Inc	263,910	27,734,302
CubeSmart	231,100	8,992,101
Digital Realty Trust Inc	201,500	35,552,660
Equinix Inc	86,000	67,524,620
Extra Space Storage Inc	144,449	19,408,168
Gaming and Leisure Properties Inc	586,246	26,721,093
Lamar Advertising Co Class A	143,000	17,481,750
Public Storage Operating Co	117,100	31,844,174
VICI Properties Inc (h)	1,530,700	49,900,820
Weyerhaeuser Co	147,500	3,694,875
		354,226,506
TOTAL REAL ESTATE		1,051,743,663

TOTAL UNITED STATES		1,093,915,269
TOTAL COMMON STOCKS (Cost $904,426,663)		1,093,915,269

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Two Harbors Investment Corp 6.25% 1/15/2026 (Cost $4,896,000)	4,896,000	4,866,622

Convertible Preferred Stocks - 3.4%
	Shares	Value ($)
UNITED STATES - 3.4%
Financials - 3.0%
Mortgage Real Estate Investment Trusts (REITs) - 3.0%
AGNC Investment Corp CME Term SOFR 3 month Index + 4.332%, 0% (c)(d)	673,972	16,896,478
AGNC Investment Corp CME Term SOFR 3 month Index + 4.9586%, 0% (c)(d)	930,100	23,689,647
AGNC Investment Corp CME Term SOFR 3 month Index + 4.993%, 0% (c)(d)	1,152,034	29,584,234
Annaly Capital Management Inc CME Term SOFR 3 month Index + 5.2506%, 0% (c)(d)	192,992	4,986,913
Chimera Investment Corp Series B, CME Term SOFR 3 month Index + 6.0526%, 11.3508% (c)(d)	626,604	15,683,898
Dynex Capital Inc Series C, CME Term SOFR 3 month Index + 5.7226%, 9.9787% (c)(d)	298,683	7,765,758
Rithm Capital Corp CME Term SOFR 3 month Index + 5.2306%, 0% (c)(d)	1,024,554	25,931,462
Rithm Capital Corp CME Term SOFR 3 month Index + 5.802%, 7.5% (c)(d)	342,711	8,824,054
Rithm Capital Corp CME Term SOFR 3 month Index + 5.9016%, 7.125% (c)(d)	1,023,942	26,366,507
		159,728,951
Real Estate - 0.4%
Hotel & Resort REITs - 0.0%
RLJ Lodging Trust Series A,1.95%	31,585	772,253
Industrial REITs - 0.4%
LXP Industrial Trust 6.5%	440,102	20,465,616
TOTAL REAL ESTATE		21,237,869

TOTAL UNITED STATES		180,966,820
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $160,186,976)		180,966,820

Non-Convertible Corporate Bonds - 30.1%
	Principal Amount (a)	Value ($)
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (b)	10,000,000	11,048,140
UNITED STATES - 29.9%
Communication Services - 0.1%
Media - 0.1%
Lamar Media Corp 4% 2/15/2030	5,875,000	5,574,468
Consumer Discretionary - 2.6%
Hotels, Restaurants & Leisure - 1.6%
Choice Hotels International Inc 5.85% 8/1/2034	7,000,000	7,051,730
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (b)	13,965,000	12,591,208
Hilton Domestic Operating Co Inc 4% 5/1/2031 (b)	12,000,000	11,196,968
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 4.875% 7/1/2031 (b)	18,265,000	16,793,807
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875% 4/1/2027	3,000,000	2,996,881
Hyatt Hotels Corp 5.5% 6/30/2034	5,000,000	5,000,559
Las Vegas Sands Corp 6% 6/14/2030	10,000,000	10,284,362
Marriott Ownership Resorts Inc 4.5% 6/15/2029 (b)	15,960,000	15,268,812
Times Square Hotel Trust 8.528% 8/1/2026 (b)	1,135,078	1,137,339
		82,321,666
Household Durables - 1.0%
Century Communities Inc 3.875% 8/15/2029 (b)	13,005,000	11,988,576
Century Communities Inc 6.75% 6/1/2027	4,670,000	4,672,951
LGI Homes Inc 4% 7/15/2029 (b)	13,310,000	12,133,943
M/I Homes Inc 3.95% 2/15/2030	17,070,000	15,815,732
Tri Pointe Homes Inc 5.25% 6/1/2027	11,458,000	11,358,634
		55,969,836
TOTAL CONSUMER DISCRETIONARY		138,291,502

Financials - 0.0%
Financial Services - 0.0%
Rexford Industrial Realty LP 2.15% 9/1/2031	5,000,000	4,281,390
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Sabra Health Care LP 3.2% 12/1/2031	14,000,000	12,468,841
Sabra Health Care LP 3.9% 10/15/2029	989,000	940,774
		13,409,615
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Williams Scotsman Inc 6.625% 4/15/2030 (b)	3,495,000	3,603,696
Williams Scotsman Inc 6.625% 6/15/2029 (b)	5,000,000	5,124,065
		8,727,761
Real Estate - 26.7%
Diversified REITs - 5.4%
Equinix Europe 2 Financing Corp LLC 5.5% 6/15/2034	5,000,000	5,096,557
Global Net Lease Inc / Global Net Lease Operating Partnership LP 3.75% 12/15/2027 (b)	5,075,000	4,836,994
Global Net Lease Inc 4.5% 9/30/2028 (b)	13,405,000	12,893,865
GLP Capital LP / GLP Financing II Inc 4% 1/15/2030	3,000,000	2,869,423
GLP Capital LP / GLP Financing II Inc 4% 1/15/2031	2,000,000	1,884,731
GLP Capital LP / GLP Financing II Inc 5.3% 1/15/2029	19,193,000	19,369,422
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034	17,000,000	16,977,909
GLP Capital LP / GLP Financing II Inc 6.25% 9/15/2054	17,000,000	16,747,594
GLP Capital LP / GLP Financing II Inc 6.75% 12/1/2033	9,500,000	10,176,191
Safehold GL Holdings LLC 2.8% 6/15/2031	7,000,000	6,246,597
Safehold GL Holdings LLC 2.85% 1/15/2032	18,250,000	15,772,573
Safehold GL Holdings LLC 6.1% 4/1/2034	22,410,000	23,391,727
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (b)	18,035,000	17,066,536
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (b)	5,490,000	5,802,266
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (b)	8,875,000	8,633,755
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (b)	26,000,000	25,479,735
VICI Properties LP 5.125% 5/15/2032	29,000,000	28,930,612
VICI Properties LP 5.625% 4/1/2035	20,000,000	20,127,774
VICI Properties LP 5.625% 5/15/2052	7,333,000	6,726,120
VICI Properties LP 5.75% 4/1/2034	575,000	588,336
VICI Properties LP 6.125% 4/1/2054	8,532,000	8,359,109
WP Carey Inc 2.25% 4/1/2033	5,000,000	4,094,331
WP Carey Inc 2.45% 2/1/2032	2,000,000	1,713,629
WP Carey Inc 3.85% 7/15/2029	3,000,000	2,915,927
WP Carey Inc 5.375% 6/30/2034	7,000,000	7,036,489
XHR LP 4.875% 6/1/2029 (b)	10,000,000	9,651,788
		283,389,990
Health Care REITs - 1.9%
CTR Partnership LP / CareTrust Capital Corp 3.875% 6/30/2028 (b)	21,865,000	21,095,429
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031	13,000,000	8,845,749
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029	19,835,000	15,077,176
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	5,000,000	4,587,015
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (b)	6,285,000	6,532,660
Omega Healthcare Investors Inc 3.25% 4/15/2033	18,000,000	15,563,958
Omega Healthcare Investors Inc 3.375% 2/1/2031	5,000,000	4,572,721
Ventas Realty LP 2.5% 9/1/2031	1,500,000	1,316,406
Ventas Realty LP 4.4% 1/15/2029	10,000,000	9,942,438
Ventas Realty LP 5.625% 7/1/2034	5,000,000	5,138,426
Ventas Realty LP 5.7% 9/30/2043	3,000,000	2,919,029
Welltower OP LLC 4.125% 3/15/2029	3,000,000	2,968,389
		98,559,396
Hotel & Resort REITs - 0.6%
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 4.875% 5/15/2029 (b)	7,000,000	6,733,626
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer 7% 2/1/2030 (b)	3,115,000	3,190,072
RHP Hotel Properties LP / RHP Finance Corp 6.5% 4/1/2032 (b)	8,000,000	8,169,240
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (b)	5,575,000	5,709,235
RLJ Lodging Trust LP 3.75% 7/1/2026 (b)	4,000,000	3,940,378
RLJ Lodging Trust LP 4% 9/15/2029 (b)	4,835,000	4,512,265
		32,254,816
Industrial REITs - 1.1%
Lineage OP LP 5.25% 7/15/2030 (b)	10,500,000	10,538,295
LXP Industrial Trust 2.375% 10/1/2031	7,500,000	6,325,180
LXP Industrial Trust 2.7% 9/15/2030	4,422,000	3,946,067
LXP Industrial Trust 6.75% 11/15/2028	1,000,000	1,055,029
Prologis LP 5% 1/31/2035	5,000,000	4,985,089
Prologis LP 5% 3/15/2034	15,574,000	15,564,801
Prologis LP 5.125% 1/15/2034	5,000,000	5,054,170
Prologis LP 5.25% 3/15/2054	3,000,000	2,800,542
Prologis LP 5.25% 6/15/2053	10,500,000	9,802,491
		60,071,664
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	8,000,000	7,336,443
Boston Properties LP 6.75% 12/1/2027	37,000	38,660
Hudson Pacific Properties LP 4.65% 4/1/2029	6,000,000	5,231,856
		12,606,959
Real Estate Management & Development - 3.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034	21,000,000	20,420,929
Americold Realty Operating Partnership LP 5.6% 5/15/2032	10,000,000	10,008,808
CBRE Services Inc 5.5% 6/15/2035	5,000,000	5,047,992
CBRE Services Inc 5.95% 8/15/2034	16,750,000	17,648,851
CoStar Group Inc 2.8% 7/15/2030 (b)	2,000,000	1,803,842
Cushman & Wakefield US Borrower LLC 6.75% 5/15/2028 (b)	11,165,000	11,249,731
Essex Portfolio LP 2.55% 6/15/2031	2,000,000	1,764,815
Essex Portfolio LP 2.65% 3/15/2032	3,000,000	2,619,782
Essex Portfolio LP 5.5% 4/1/2034	22,077,000	22,581,229
Extra Space Storage LP 2.35% 3/15/2032	12,000,000	10,227,060
Extra Space Storage LP 2.55% 6/1/2031	2,000,000	1,769,491
Extra Space Storage LP 5.4% 2/1/2034	15,000,000	15,194,041
Extra Space Storage LP 5.5% 7/1/2030	5,000,000	5,169,770
Extra Space Storage LP 5.9% 1/15/2031	9,000,000	9,467,040
Forestar Group Inc 5% 3/1/2028 (b)	5,000,000	4,962,098
Kennedy-Wilson Inc 4.75% 2/1/2030	8,130,000	7,491,063
Kennedy-Wilson Inc 4.75% 3/1/2029	12,075,000	11,355,917
Kennedy-Wilson Inc 5% 3/1/2031	6,960,000	6,343,197
Tanger Properties LP 2.75% 9/1/2031	5,000,000	4,371,224
Taylor Morrison Communities Inc 5.875% 6/15/2027 (b)	1,798,000	1,810,779
		171,307,659
Residential REITs - 3.7%
American Homes 4 Rent LP 2.375% 7/15/2031	9,000,000	7,816,616
American Homes 4 Rent LP 3.625% 4/15/2032	27,000,000	24,906,779
American Homes 4 Rent LP 4.9% 2/15/2029	13,000,000	13,121,894
American Homes 4 Rent LP 4.95% 6/15/2030	43,000	43,280
American Homes 4 Rent LP 5.25% 3/15/2035	10,000,000	9,927,479
American Homes 4 Rent LP 5.5% 2/1/2034	25,000,000	25,415,056
American Homes 4 Rent LP 5.5% 7/15/2034	47,000	47,629
ERP Operating LP 4.65% 9/15/2034	5,000,000	4,842,205
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	35,000,000	33,214,916
Invitation Homes Operating Partnership LP 5.5% 8/15/2033	33,000,000	33,533,273
Sun Communities Operating LP 2.7% 7/15/2031	18,000,000	15,897,762
Sun Communities Operating LP 4.2% 4/15/2032	18,439,000	17,536,513
UDR Inc 3% 8/15/2031	1,500,000	1,361,592
UDR Inc 5.125% 9/1/2034	10,000,000	9,944,198
		197,609,192
Retail REITs - 3.3%
Agree LP 2.6% 6/15/2033	6,100,000	5,087,878
Agree LP 2.9% 10/1/2030	1,500,000	1,379,825
Agree LP 4.8% 10/1/2032	1,288,000	1,273,630
Agree LP 5.625% 6/15/2034	7,372,000	7,531,629
Brixmor Operating Partnership LP 2.5% 8/16/2031	9,000,000	7,861,764
Brixmor Operating Partnership LP 4.05% 7/1/2030	4,000,000	3,874,942
Brixmor Operating Partnership LP 4.125% 5/15/2029	1,872,000	1,838,689
Brixmor Operating Partnership LP 5.5% 2/15/2034	10,000,000	10,116,142
CBL & Associates LP 4.6% (e)(j)	18,229,000	2
CBL & Associates LP 5.25% (e)(j)	11,371,000	1
CBL & Associates LP 5.95% (e)(j)	10,317,000	1
Kimco Realty OP LLC 4.6% 2/1/2033	9,000,000	8,823,875
Kimco Realty OP LLC 6.4% 3/1/2034	3,424,000	3,719,206
Kite Realty Group LP 5.5% 3/1/2034	9,007,000	9,179,671
NNN REIT Inc 5.5% 6/15/2034	4,000,000	4,078,244
NNN REIT Inc 5.6% 10/15/2033	4,689,000	4,839,465
Phillips Edison Grocery Center Operating Partnership I LP 2.625% 11/15/2031	16,500,000	14,372,941
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	9,021,000	8,747,872
Phillips Edison Grocery Center Operating Partnership I LP 5.25% 8/15/2032	10,000,000	10,057,991
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	21,507,000	22,094,754
Realty Income Corp 3.4% 1/15/2030	7,000,000	6,696,034
Realty Income Corp 4% 7/15/2029	3,000,000	2,946,972
Realty Income Corp 5.125% 2/15/2034	3,500,000	3,539,557
Regency Centers LP 5.25% 1/15/2034	5,000,000	5,074,880
Simon Property Group LP 4.75% 9/26/2034	14,000,000	13,631,618
Simon Property Group LP 5.85% 3/8/2053	9,000,000	9,016,882
Simon Property Group LP 6.25% 1/15/2034	5,000,000	5,437,608
Simon Property Group LP 6.65% 1/15/2054	5,000,000	5,518,705
		176,740,778
Specialized REITs - 7.3%
American Tower Corp 2.7% 4/15/2031	2,000,000	1,789,627
American Tower Corp 3.8% 8/15/2029	23,000,000	22,333,078
American Tower Corp 4.05% 3/15/2032	22,000,000	21,074,849
American Tower Corp 5.4% 1/31/2035	15,000,000	15,258,737
American Tower Corp 5.45% 2/15/2034	29,000,000	29,694,441
American Tower Corp 5.55% 7/15/2033	18,250,000	18,813,603
American Tower Corp 5.65% 3/15/2033	20,000,000	20,742,333
American Tower Corp 5.9% 11/15/2033	8,000,000	8,432,341
Crown Castle Inc 2.1% 4/1/2031	4,000,000	3,442,145
Crown Castle Inc 2.25% 1/15/2031	14,000,000	12,235,757
Crown Castle Inc 2.5% 7/15/2031	5,000,000	4,374,087
Crown Castle Inc 3.8% 2/15/2028	2,000,000	1,960,363
Crown Castle Inc 5% 1/11/2028	3,000,000	3,025,141
Crown Castle Inc 5.1% 5/1/2033	30,000,000	29,858,988
Crown Castle Inc 5.2% 9/1/2034	15,000,000	14,865,945
Crown Castle Inc 5.6% 6/1/2029	5,000,000	5,155,592
Crown Castle Inc 5.8% 3/1/2034	36,000,000	37,364,200
CubeSmart LP 2.5% 2/15/2032	10,000,000	8,645,758
CubeSmart LP 4.375% 2/15/2029	12,000,000	11,866,237
EPR Properties 3.6% 11/15/2031	2,000,000	1,806,321
EPR Properties 4.95% 4/15/2028	8,000,000	8,000,745
Equinix Inc 3% 7/15/2050	6,000,000	3,754,145
Equinix Inc 3.2% 11/18/2029	10,000,000	9,440,218
Equinix Inc 3.9% 4/15/2032	28,000,000	26,403,633
Iron Mountain Inc 4.875% 9/15/2027 (b)	3,000,000	2,977,229
Iron Mountain Inc 5.25% 7/15/2030 (b)	5,000,000	4,913,659
Iron Mountain Inc 6.25% 1/15/2033 (b)	12,000,000	12,204,937
Public Storage Operating Co 5.1% 8/1/2033	5,000,000	5,106,404
Public Storage Operating Co 5.35% 8/1/2053	4,000,000	3,799,862
SBA Communications Corp 3.125% 2/1/2029	25,000,000	23,300,859
SBA Communications Corp 3.875% 2/15/2027	5,000,000	4,913,622
		377,554,856
TOTAL REAL ESTATE		1,410,095,310

TOTAL UNITED STATES		1,580,380,046
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,564,661,511)		1,591,428,186

Non-Convertible Preferred Stocks - 10.1%
	Shares	Value ($)
CANADA - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Enbridge Inc 5 year U.S. Treasury Index + 3.14%, 5.9491% (c)(d)	498,275	12,078,186
Enbridge Inc Series L, 5 year U.S. Treasury Index + 3.15%, 4.959% (c)(d)	111,400	2,636,838

TOTAL CANADA		14,715,024
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Crest Dartmouth Street 0% (b)(d)(e)(i)	1,220,000	12
UNITED STATES - 9.8%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/MA 9.5% Series B	67,800	1,775,011
Financials - 4.9%
Capital Markets - 1.2%
DigitalBridge Group Inc 7.125% Series J	1,171,346	25,980,454
DigitalBridge Group Inc Series H, 7.125%	887,620	19,669,659
DigitalBridge Group Inc Series I, 7.15%	861,892	19,116,765
		64,766,878
Mortgage Real Estate Investment Trusts (REITs) - 3.7%
AGNC Investment Corp 7.75% Series G (d)	320,000	8,009,600
AGNC Investment Corp CME Term SOFR 3 month Index + 5.111%, 10.3713% (c)(d)	653,202	16,885,272
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.4336%, 0% (c)(d)	1,069,599	27,285,470
Annaly Capital Management Inc CME Term SOFR 3 month Index + 4.993%, 10.1521% (c)(d)	1,374,443	35,666,796
Arbor Realty Trust Inc Series D 6.375%	126,100	2,295,020
Arbor Realty Trust Inc Series F 6.25% (d)	447,536	9,622,024
Chimera Investment Corp Series C, 7.75% (d)	773,686	17,763,831
Ellington Financial Inc Series A 3 month U.S. LIBOR + 5.196%, 0% (c)(d)	212,370	5,381,456
MFA Financial Inc 7.5%	211,532	4,650,171
MFA Financial Inc CME Term SOFR 3 month Index + 5.6066%, 0% (c)(d)	788,551	19,335,271
Pennymac Mortgage Investment Trust 3 month U.S. Treasury Index Series B + 8%, 0% (c)(d)	309,033	7,472,418
Pennymac Mortgage Investment Trust 6.75%	217,700	4,066,636
Pennymac Mortgage Investment Trust 8.125% (d)	194,805	4,663,632
Rithm Capital Corp 7% Series D (d)	151,200	3,698,351
Two Harbors Investment Corp 7.625% Series B (d)	776,859	17,938,063
Two Harbors Investment Corp 8.125% Series A (d)	363,526	8,426,532
		193,160,543
TOTAL FINANCIALS		257,927,421

Real Estate - 4.9%
Diversified REITs - 1.2%
Armada Hoffler Properties Inc Series A 6.75%	255,050	5,483,575
CTO Realty Growth Inc 6.375%	120,000	2,608,800
Gladstone Commercial Corp Series E 6.625%	157,675	3,577,646
Gladstone Commercial Corp Series G, 6%	391,000	7,870,830
Global Net Lease Inc 6.875% Series B	294,000	6,271,020
Global Net Lease Inc 7.25% Series A	509,695	11,483,123
Global Net Lease Inc 7.375% Series E	379,839	8,660,329
Global Net Lease Inc 7.5%	721,484	16,666,280
		62,621,603
Health Care REITs - 0.2%
Global Medical REIT Inc 7.5% Series A	150,848	3,814,931
National Healthcare Properties Inc Series A, 7.375%	364,800	5,964,480
National Healthcare Properties Inc Series B, 7.125%	190,000	3,091,300
		12,870,711
Hotel & Resort REITs - 1.5%
Ashford Hospitality Trust Inc Series H 7.5%	23,951	342,738
Braemar Hotels & Resorts Inc 8.25% Series D	173,050	3,573,483
DiamondRock Hospitality Co 8.25%	448,231	11,349,209
Pebblebrook Hotel Trust 6.3% Series F	281,697	5,377,595
Pebblebrook Hotel Trust 6.375%	666,800	12,532,506
Pebblebrook Hotel Trust 6.375% Series E	372,994	6,978,718
Pebblebrook Hotel Trust Series H, 5.7%	717,200	12,156,540
Sotherly Hotels Inc 7.875% Series C	107,000	1,717,350
Sotherly Hotels Inc 8% Series B	67,250	1,057,843
Summit Hotel Properties Inc Series E, 6.25%	457,602	8,612,070
Summit Hotel Properties Inc Series F, 5.875%	377,000	6,997,120
Sunstone Hotel Investors Inc Series H, 6.125%	180,000	3,753,000
Sunstone Hotel Investors Inc Series I, 5.7%	240,000	4,718,424
		79,166,596
Industrial REITs - 0.3%
Prologis Inc Series Q, 8.54%	93,396	5,113,431
Rexford Industrial Realty Inc 5.625% Series C	292,525	6,289,288
Rexford Industrial Realty Inc 5.875% Series B	148,400	3,346,420
		14,749,139
Office REITs - 0.3%
Hudson Pacific Properties Inc 4.75% Series C	686,200	10,231,242
Vornado Realty Trust 5.25% Series M	52,000	909,480
Vornado Realty Trust Series L, 5.4%	80,100	1,440,198
Vornado Realty Trust Series N 5.25%	50,000	866,500
		13,447,420
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP 5.75%	43,000	559,000
Brookfield Property Partners LP 6.5%	34,125	497,200
Seritage Growth Properties Series A, 7%	91,986	2,083,483
		3,139,683
Residential REITs - 0.6%
American Homes 4 Rent 5.875% Series G	293,250	6,671,437
American Homes 4 Rent Series H, 6.25%	315,405	7,478,253
UMH Properties Inc 6.375% Series D	794,525	17,598,729
		31,748,419
Retail REITs - 0.3%
Agree Realty Corp 4.25%	259,800	4,468,560
Cedar Realty Trust Inc 7.25%	31,436	534,412
Kimco Realty Corp 5.125%	49,000	1,004,500
Kimco Realty Corp Series M 5.25%	58,100	1,208,480
Regency Centers Corp 5.875%	69,225	1,564,485
Regency Centers Corp 6.25% Series A	281,325	6,543,620
Saul Centers Inc 6% Series E	76,841	1,738,912
Saul Centers Inc 6.125% Series D	57,775	1,247,362
		18,310,331
Specialized REITs - 0.4%
Digital Realty Trust Inc 5.25%	80,800	1,740,432
Digital Realty Trust Inc Series K 5.85%	42,600	1,025,382
Digital Realty Trust Inc Series L, 5.2%	82,700	1,754,894
Gladstone Land Corp 5% Series D	30,000	744,900
National Storage Affiliates Trust Series A, 6%	446,375	10,123,785
Public Storage Operating Co 4%	47,800	782,964
Public Storage Operating Co 4%	45,700	745,824
Public Storage Operating Co 5.05% Series G	43,800	906,660
Public Storage Operating Co 5.15% Series F	25,800	549,540
Public Storage Operating Co Series L, 4.625%	35,900	678,869
Public Storage Operating Co Series MM, 4.125%	28,000	466,480
Public Storage Operating Co Series S, 4.1%	100,000	1,657,010
		21,176,740
TOTAL REAL ESTATE		257,230,642

TOTAL UNITED STATES		516,933,074
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $523,034,641)		531,648,110

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP Series G, 7.125% (d)(k) (Cost $6,000,000)	6,000,000	6,233,637

Money Market Funds - 10.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $552,281,858)	4.33	552,203,949	552,314,390

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $5,099,618,983)	5,260,424,733
NET OTHER ASSETS (LIABILITIES) - 0.4%	19,193,292
NET ASSETS - 100.0%	5,279,618,025

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,339,534,334 or 25.4% of net assets.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Level 3 security
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)	Security or a portion of the security is on loan at period end.
(i)	Non-income producing.
(j)	Non-income producing - Security is in default.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	170,567,786	1,288,179,464	906,432,860	14,383,583	-	-	552,314,390	552,203,949	1.0%
Fidelity Securities Lending Cash Central Fund	3,110,975	100,193,972	103,304,947	7,355	-	-	-	-	0.0%
Total	173,678,761	1,388,373,436	1,009,737,807	14,390,938	-	-	552,314,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	77,109,831	-	77,109,787	44

Bank Loan Obligations
Communication Services	27,117,038	-	27,117,038	-
Consumer Discretionary	22,521,117	-	22,521,117	-
Energy	14,434,542	-	14,434,542	-
Financials	12,857,747	-	-	12,857,747
Real Estate	4,802,974	-	4,802,974	-

Collateralized Mortgage Obligations	32,640	-	-	32,640

Commercial Mortgage Securities	1,140,175,810	-	1,124,901,926	15,273,884

Common Stocks
Financials	40,442,891	40,442,891	-	-
Industrials	1,728,715	1,728,715	-	-
Real Estate	1,051,743,663	1,051,743,661	-	2

Convertible Corporate Bonds
Financials	4,866,622	-	4,866,622	-

Convertible Preferred Stocks
Financials	159,728,951	159,728,951	-	-
Real Estate	21,237,869	-	21,237,869	-

Non-Convertible Corporate Bonds
Communication Services	5,574,468	-	5,574,468	-
Consumer Discretionary	138,291,502	-	138,291,502	-
Energy	11,048,140	-	11,048,140	-
Financials	4,281,390	-	4,281,390	-
Health Care	13,409,615	-	13,409,615	-
Industrials	8,727,761	-	8,727,761	-
Real Estate	1,410,095,310	-	1,410,095,306	4

Non-Convertible Preferred Stocks
Energy	16,490,035	16,490,035	-	-
Financials	257,927,433	257,927,421	-	12
Real Estate	257,230,642	257,230,642	-	-

Preferred Securities
Energy	6,233,637	-	6,233,637	-

Money Market Funds	552,314,390	552,314,390	-	-
Total Investments in Securities:	5,260,424,733	2,337,606,706	2,894,653,694	28,164,333
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2025 ($)
Bank Loan Obligations	31,265,931	1,904	342,164	-	(18,752,261)	9	-	-	12,857,747	344,076
Common Stocks	3	-	(1)	-	-	-	-	-	2	-
Non-Convertible Preferred Stocks	12	-	-	-	-	-	-	-	12	-
Asset-Backed Securities	44	-	146,951	-	-	(146,951)	-	-	44	146,951
Non-Convertible Corporate Bonds	4	-	-	-	-	-	-	-	4	-
Commercial Mortgage Securities	26,785,483	(996,263)	661,431	30,635,226	(32,086,778)	(2,442,815)	7,462,835	(14,745,235)	15,273,884	(517,829)
Collateralized Mortgage Obligations	25,037	2,677	6,799	-	(8,574)	(1,897)	8,598	-	32,640	6,799

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $24,664,911) - See accompanying schedule:
Unaffiliated issuers (cost $4,547,337,125)	$4,708,110,343
Fidelity Central Funds (cost $552,281,858)	552,314,390

Total Investment in Securities (cost $5,099,618,983)		$5,260,424,733
Cash		140,612
Receivable for investments sold		1,027
Receivable for fund shares sold		3,337,480
Dividends receivable		893,201
Interest receivable		27,873,671
Distributions receivable from Fidelity Central Funds		1,806,484
Prepaid expenses		929
Other receivables		24,892
Total assets		5,294,503,029
Liabilities
Payable for investments purchased	$9,156,641
Payable for fund shares redeemed	2,829,923
Accrued management fee	2,721,969
Distribution and service plan fees payable	89,443
Other payables and accrued expenses	87,028
Total liabilities		14,885,004
Net Assets		$5,279,618,025
Net Assets consist of:
Paid in capital		$5,230,183,436
Total accumulated earnings (loss)		49,434,589
Net Assets		$5,279,618,025

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($281,521,379 ÷ 23,390,182 shares)(a)		$12.04
Maximum offering price per share (100/96.00 of $12.04)		$12.54
Class M :
Net Asset Value and redemption price per share ($34,256,182 ÷ 2,844,852 shares)(a)		$12.04
Maximum offering price per share (100/96.00 of $12.04)		$12.54
Class C :
Net Asset Value and offering price per share ($27,200,012 ÷ 2,301,471 shares)(a)		$11.82
Real Estate Income :
Net Asset Value, offering price and redemption price per share ($1,235,613,494 ÷ 101,808,884 shares)		$12.14
Class I :
Net Asset Value, offering price and redemption price per share ($1,273,835,444 ÷ 105,489,929 shares)		$12.08
Class Z :
Net Asset Value, offering price and redemption price per share ($2,427,191,514 ÷ 201,174,429 shares)		$12.07
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$84,180,210
Interest		175,756,683
Income from Fidelity Central Funds (including $7,355 from security lending)		14,390,938
Total income		274,327,831
Expenses
Management fee	$31,232,455
Distribution and service plan fees	1,147,166
Custodian fees and expenses	25,539
Independent trustees' fees and expenses	19,798
Registration fees	157,333
Audit fees	108,470
Legal	8,202
Miscellaneous	110,398
Total expenses before reductions	32,809,361
Expense reductions	(10,876)
Total expenses after reductions		32,798,485
Net Investment income (loss)		241,529,346
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	56,195,478
Foreign currency transactions	18
Total net realized gain (loss)		56,195,496
Change in net unrealized appreciation (depreciation) on investment securities		(1,000,281)
Net gain (loss)		55,195,215
Net increase (decrease) in net assets resulting from operations		$296,724,561
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$241,529,346	$220,164,018
Net realized gain (loss)	56,195,496	(115,653,459)
Change in net unrealized appreciation (depreciation)	(1,000,281)	316,326,753
Net increase (decrease) in net assets resulting from operations	296,724,561	420,837,312
Distributions to shareholders	(234,138,122)	(217,452,716)

Share transactions - net increase (decrease)	430,264,698	(5,343,665)
Total increase (decrease) in net assets	492,851,137	198,040,931

Net Assets
Beginning of period	4,786,766,888	4,588,725,957
End of period	$5,279,618,025	$4,786,766,888

Financial Highlights
Fidelity Advisor® Real Estate Income Fund Class A

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$11.36	$12.49	$13.43	$11.02
Income from Investment Operations
Net investment income (loss) A,B	.55	.52	.53	.39	.33
Net realized and unrealized gain (loss)	.13	.53	(.88)	(1.03)	2.53
Total from investment operations	.68	1.05	(.35)	(.64)	2.86
Distributions from net investment income	(.53)	(.52)	(.56)	(.28)	(.42) C
Distributions from net realized gain	-	-	(.22)	(.02)	(.03) C
Total distributions	(.53)	(.52)	(.78)	(.30)	(.45)
Net asset value, end of period	$12.04	$11.89	$11.36	$12.49	$13.43
Total Return D,E	5.84%	9.58%	(2.72)%	(4.83)%	26.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95%	.97%	.99%	.98%	.99%
Expenses net of fee waivers, if any	.95%	.96%	.98%	.98%	.99%
Expenses net of all reductions, if any	.95%	.96%	.98%	.98%	.99%
Net investment income (loss)	4.55%	4.61%	4.61%	2.97%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$281,521	$291,737	$304,754	$364,443	$384,382
Portfolio turnover rate H	24%	24%	17%	42%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Income Fund Class M

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.89	$11.36	$12.49	$13.43	$11.02
Income from Investment Operations
Net investment income (loss) A,B	.55	.52	.52	.39	.33
Net realized and unrealized gain (loss)	.13	.53	(.87)	(1.03)	2.53
Total from investment operations	.68	1.05	(.35)	(.64)	2.86
Distributions from net investment income	(.53)	(.52)	(.56)	(.28)	(.42) C
Distributions from net realized gain	-	-	(.22)	(.02)	(.03) C
Total distributions	(.53)	(.52)	(.78)	(.30)	(.45)
Net asset value, end of period	$12.04	$11.89	$11.36	$12.49	$13.43
Total Return D,E	5.83%	9.56%	(2.75)%	(4.85)%	26.62%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.95%	.98%	1.01%	.99%	1.01%
Expenses net of fee waivers, if any	.95%	.97%	1.00%	.99%	1.01%
Expenses net of all reductions, if any	.95%	.97%	1.00%	.99%	1.01%
Net investment income (loss)	4.55%	4.61%	4.59%	2.97%	2.73%
Supplemental Data
Net assets, end of period (000 omitted)	$34,256	$38,026	$42,829	$52,919	$57,338
Portfolio turnover rate H	24%	24%	17%	42%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Income Fund Class C

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.67	$11.16	$12.27	$13.21	$10.88
Income from Investment Operations
Net investment income (loss) A,B	.45	.43	.43	.29	.24
Net realized and unrealized gain (loss)	.13	.51	(.86)	(1.01)	2.48
Total from investment operations	.58	.94	(.43)	(.72)	2.72
Distributions from net investment income	(.43)	(.43)	(.46)	(.20)	(.36) C
Distributions from net realized gain	-	-	(.22)	(.02)	(.03) C
Total distributions	(.43)	(.43)	(.68)	(.22)	(.39)
Net asset value, end of period	$11.82	$11.67	$11.16	$12.27	$13.21
Total Return D,E	5.08%	8.72%	(3.46)%	(5.54)%	25.64%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.70%	1.70%	1.74%	1.72%	1.74%
Expenses net of fee waivers, if any	1.70%	1.70%	1.73%	1.72%	1.74%
Expenses net of all reductions, if any	1.70%	1.70%	1.73%	1.72%	1.74%
Net investment income (loss)	3.80%	3.88%	3.86%	2.23%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$27,200	$40,267	$56,795	$89,135	$120,072
Portfolio turnover rate H	24%	24%	17%	42%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Real Estate Income Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.98	$11.45	$12.58	$13.52	$11.09
Income from Investment Operations
Net investment income (loss) A,B	.59	.56	.56	.43	.37
Net realized and unrealized gain (loss)	.14	.52	(.88)	(1.03)	2.53
Total from investment operations	.73	1.08	(.32)	(.60)	2.90
Distributions from net investment income	(.57)	(.55)	(.60)	(.32)	(.44) C
Distributions from net realized gain	-	-	(.22)	(.02)	(.03) C
Total distributions	(.57)	(.55)	(.81) D	(.34)	(.47)
Net asset value, end of period	$12.14	$11.98	$11.45	$12.58	$13.52
Total Return E	6.21%	9.79%	(2.42)%	(4.56)%	26.88%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66%	.69%	.73%	.71%	.72%
Expenses net of fee waivers, if any	.66%	.68%	.72%	.71%	.72%
Expenses net of all reductions, if any	.66%	.68%	.72%	.71%	.72%
Net investment income (loss)	4.84%	4.90%	4.87%	3.24%	3.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,235,613	$1,101,737	$1,288,147	$1,898,345	$2,777,243
Portfolio turnover rate H	24%	24%	17%	42%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Income Fund Class I

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.92	$11.39	$12.53	$13.47	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.58	.55	.56	.43	.37
Net realized and unrealized gain (loss)	.14	.53	(.89)	(1.03)	2.53
Total from investment operations	.72	1.08	(.33)	(.60)	2.90
Distributions from net investment income	(.56)	(.55)	(.60)	(.32)	(.44) C
Distributions from net realized gain	-	-	(.22)	(.02)	(.03) C
Total distributions	(.56)	(.55)	(.81) D	(.34)	(.47)
Net asset value, end of period	$12.08	$11.92	$11.39	$12.53	$13.47
Total Return E	6.16%	9.86%	(2.52)%	(4.57)%	27.03%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.70%	.72%	.73%	.71%	.71%
Expenses net of fee waivers, if any	.70%	.71%	.72%	.71%	.71%
Expenses net of all reductions, if any	.70%	.71%	.72%	.71%	.71%
Net investment income (loss)	4.80%	4.87%	4.87%	3.24%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,273,835	$1,396,173	$1,379,614	$1,946,852	$2,810,475
Portfolio turnover rate H	24%	24%	17%	42%	26%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Real Estate Income Fund Class Z

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.92	$11.39	$12.53	$13.47	$11.04
Income from Investment Operations
Net investment income (loss) A,B	.60	.57	.57	.44	.38
Net realized and unrealized gain (loss)	.13	.53	(.88)	(1.02)	2.53
Total from investment operations	.73	1.10	(.31)	(.58)	2.91
Distributions from net investment income	(.58)	(.57)	(.61)	(.34)	(.45) C
Distributions from net realized gain	-	-	(.22)	(.02)	(.03) C
Total distributions	(.58)	(.57)	(.83)	(.36)	(.48)
Net asset value, end of period	$12.07	$11.92	$11.39	$12.53	$13.47
Total Return D	6.26%	9.99%	(2.36)%	(4.44)%	27.15%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.57%	.60%	.60%	.59%	.60%
Expenses net of fee waivers, if any	.57%	.59%	.60%	.59%	.60%
Expenses net of all reductions, if any	.57%	.59%	.60%	.59%	.60%
Net investment income (loss)	4.93%	4.98%	4.99%	3.36%	3.14%
Supplemental Data
Net assets, end of period (000 omitted)	$2,427,192	$1,918,827	$1,516,585	$1,607,463	$919,766
Portfolio turnover rate G	24%	24%	17%	42%	26%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Real Estate Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), short-term capital gain dividends, certain corporate actions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$394,872,576
Gross unrealized depreciation	(231,788,657)
Net unrealized appreciation (depreciation)	$163,083,919
Tax Cost	$5,097,340,814

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$28,826,614
Capital loss carryforward	$(142,475,946)
Net unrealized appreciation (depreciation) on securities and other investments	$163,083,919

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(24,024,759)
Long-term	(118,451,187)
Total capital loss carryforward	$(142,475,946)

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$234,138,122	$ 217,452,716
Long-term Capital Gains	-	-
Total	$234,138,122	$ 217,452,716

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Income Fund	1,203,297,397	1,123,484,498
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.70
Class M	.72
Class C	.70
Real Estate Income	.69
Class I	.69
Class Z	.56

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.69
Class C	.69
Real Estate Income	.65
Class I	.69
Class Z	.56

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	722,217	9,642
Class M	- %	.25%	90,105	218
Class C	.75%	.25%	334,844	25,084
			1,147,166	34,944
Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	7,375
Class M	1,212
Class C A	56
8,643

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Real Estate Income Fund	12,064

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Income Fund	9,093,703	48,872,858	10,186,667
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Real Estate Income Fund	5,500
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Real Estate Income Fund	738	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Real Estate Income Fund	25,108,340
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $10,876.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity Real Estate Income Fund
Distributions to shareholders
Class A	$12,627,177	$13,177,295
Class M	1,565,260	1,823,834
Class C	1,205,877	1,813,536
Real Estate Income	52,763,454	55,987,373
Class I	64,198,332	62,875,218
Class Z	101,778,022	81,775,460
Total	$234,138,122	$217,452,716
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity Real Estate Income Fund
Class A
Shares sold	3,279,694	3,700,074	$39,520,990	$41,875,300
Reinvestment of distributions	744,875	838,801	8,900,899	9,434,884
Shares redeemed	(5,177,351)	(6,823,815)	(62,411,878)	(77,005,379)
Net increase (decrease)	(1,152,782)	(2,284,940)	$(13,989,989)	$(25,695,195)
Class M
Shares sold	255,344	144,804	$3,073,526	$1,640,819
Reinvestment of distributions	123,848	154,071	1,480,883	1,731,872
Shares redeemed	(731,932)	(870,172)	(8,837,930)	(9,878,223)
Net increase (decrease)	(352,740)	(571,297)	$(4,283,521)	$(6,505,532)
Class C
Shares sold	260,329	266,039	$3,098,935	$2,985,822
Reinvestment of distributions	100,679	159,687	1,182,293	1,761,565
Shares redeemed	(1,509,024)	(2,064,875)	(17,868,274)	(22,904,785)
Net increase (decrease)	(1,148,016)	(1,639,149)	$(13,587,046)	$(18,157,398)
Real Estate Income
Shares sold	25,452,798	11,593,441	$311,223,640	$132,809,316
Reinvestment of distributions	3,749,688	4,248,694	45,198,739	48,106,620
Shares redeemed	(19,322,874)	(36,436,540)	(234,690,763)	(401,261,808)
Net increase (decrease)	9,879,612	(20,594,405)	$121,731,616	$(220,345,872)
Class I
Shares sold	28,306,315	38,177,142	$342,073,725	$435,724,422
Reinvestment of distributions	5,033,240	5,121,376	60,298,948	57,787,894
Shares redeemed	(44,948,565)	(47,272,737)	(544,951,905)	(531,909,551)
Net increase (decrease)	(11,609,010)	(3,974,219)	$(142,579,232)	$(38,397,235)
Class Z
Shares sold	52,755,416	43,967,800	$635,804,810	$485,551,322
Reinvestment of distributions	7,401,751	6,349,429	88,669,214	71,705,582
Shares redeemed	(19,975,570)	(22,476,549)	(241,501,154)	(253,499,337)
Net increase (decrease)	40,181,597	27,840,680	$482,972,870	$303,757,567
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Real Estate Income Fund	30%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Real Estate Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the "Fund"), a fund of Fidelity Securities Fund, including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 0.58% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $142,860,639 of distributions paid in the calendar year 2024 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $155,921,795 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 0.30%, 0.48%, 0.40%, and 0.40%; Class M designates 0.31%, 0.48%, 0.40%, and 0.40%; Class C designates 0.38%, 0.57%, 0.51%, and 0.48%; Real Estate Income designates 0.28%, 0.46%, 0.37%, and 0.37%; Class I designates 0.29%, 0.46%, 0.38%, and 0.38%; and Class Z designates 0.28%, 0.45%, 0.36%, and 0.36%; of the dividends distributed in October, December, April, and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Class A designates 21.68%, 34.61%, 46.51%, and 46.15%; Class M designates 21.86%, 34.40%, 46.51%, and 46.15%; Class C designates 27.21%, 40.88%, 59.14%, and 55.95%; Real Estate Income designates 20.26%, 32.80%, 43.16%, and 42.43%; Class I designates 20.41%, 32.80%, 43.55%, and 44.52%; and Class Z designates 19.69%, 32.06%, 42.02%, and 42.15%; of the dividends distributed in October, December, April, and July, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Real Estate Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.788862.122
REI-ANN-0925
Fidelity® OTC Portfolio

Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® OTC Portfolio
Consolidated Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 94.7%
	Shares	Value ($)
BRAZIL - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (a)	51,469	122,181,744
CANADA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc	163,636	2,490,677
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (United States) (a)	467,731	57,161,406
Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	205,930	32,810,827
TOTAL CANADA		92,462,910
CHINA - 0.5%
Communication Services - 0.5%
Entertainment - 0.0%
Netease Inc ADR	14,455	1,883,486
Interactive Media & Services - 0.5%
Tencent Holdings Ltd ADR	2,212,754	155,047,673
TOTAL COMMUNICATION SERVICES		156,931,159

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	6,260	755,144
JD.com Inc A Shares	8,491	133,834
		888,978
Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (b)(c)	10,036,067	18,968,167
TOTAL CHINA		176,788,304
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (a)	269,050	46,680,175
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
GenSight Biologics SA (a)	210,096	36,348
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (a)	246,604	8,174,923
KOREA (SOUTH) - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
SK Hynix Inc	1,305,860	251,556,490
NETHERLANDS - 1.4%
Health Care - 1.0%
Biotechnology - 1.0%
Argenx SE ADR (a)	492,826	330,356,053
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt (d)	79,766	55,414,238
BE Semiconductor Industries NV	344,815	46,866,193
NXP Semiconductors NV	104,657	22,372,526
		124,652,957
TOTAL NETHERLANDS		455,009,010
TAIWAN - 2.8%
Information Technology - 2.8%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Inc	3,438,000	64,619,285
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,473,212	839,197,484
TOTAL TAIWAN		903,816,769
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca PLC ADR	1,499,033	109,564,322
UNITED STATES - 88.1%
Communication Services - 18.4%
Entertainment - 3.2%
Electronic Arts Inc	2,300	350,726
Netflix Inc (a)	768,604	891,119,478
ROBLOX Corp Class A (a)	1,228,100	169,219,899
Take-Two Interactive Software Inc (a)	11,383	2,535,336
		1,063,225,439
Interactive Media & Services - 14.3%
Alphabet Inc Class A	8,767,583	1,682,499,178
Alphabet Inc Class C	4,985,492	961,501,987
Epic Games Inc (a)(b)(c)	77,600	59,501,352
Meta Platforms Inc Class A	2,028,288	1,568,759,071
Reddit Inc Class A (a)	2,487,139	399,409,652
Vimeo Inc Class A (a)	278,446	1,055,310
		4,672,726,550
Media - 0.4%
Charter Communications Inc Class A (a)	244,559	65,874,412
Comcast Corp Class A	2,116,261	70,323,353
		136,197,765
Wireless Telecommunication Services - 0.5%
T-Mobile US Inc	748,233	178,386,230
TOTAL COMMUNICATION SERVICES		6,050,535,984

Consumer Discretionary - 8.5%
Automobiles - 0.0%
Rivian Automotive Inc Class A (a)	12,872	165,662
Broadline Retail - 6.5%
Amazon.com Inc (a)	9,053,286	2,119,464,786
ContextLogic Inc Class A (a)	4,847	36,304
Etsy Inc (a)	135,346	7,886,611
		2,127,387,701
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (a)	18,817	2,491,559
Churchill Downs Inc	294,330	31,505,083
Domino's Pizza Inc	498,201	230,771,685
Hilton Worldwide Holdings Inc	75,853	20,334,672
Marriott International Inc/MD Class A1	42,085	11,103,286
Starbucks Corp	184,072	16,411,860
		312,618,145
Specialty Retail - 0.4%
Lowe's Cos Inc	367,106	82,073,889
Ross Stores Inc	458,611	62,618,746
ThredUp Inc Class A (a)	85,713	707,989
		145,400,624
Textiles, Apparel & Luxury Goods - 0.6%
Figs Inc Class A (a)(d)	44,634	290,121
Kontoor Brands Inc	5,761	320,657
Lululemon Athletica Inc (a)	185,395	37,177,259
NIKE Inc Class B	2,056,717	153,616,193
		191,404,230
TOTAL CONSUMER DISCRETIONARY		2,776,976,362

Consumer Staples - 1.5%
Beverages - 0.9%
Keurig Dr Pepper Inc	4,703,677	153,575,054
Monster Beverage Corp (a)	2,465,013	144,819,514
		298,394,568
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp	90,889	85,402,940
Dollar Tree Inc (a)	284,580	32,314,059
		117,716,999
Food Products - 0.2%
Mondelez International Inc	1,233,074	79,767,557
Personal Care Products - 0.0%
Honest Co Inc/The (a)	156,331	720,686
TOTAL CONSUMER STAPLES		496,599,810

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Diamondback Energy Inc	50,808	7,553,117
EOG Resources Inc	13,570	1,628,671
Exxon Mobil Corp	1,598,699	178,478,757
		187,660,545
Financials - 1.7%
Banks - 0.1%
Huntington Bancshares Inc/OH	2,180,120	35,819,372
Wintrust Financial Corp	43,412	5,555,867
		41,375,239
Capital Markets - 0.2%
Coinbase Global Inc Class A (a)	118,400	44,726,784
Moody's Corp	66,708	34,403,317
S&P Global Inc	674	371,441
		79,501,542
Financial Services - 1.4%
Mastercard Inc Class A	777,854	440,630,956
PayPal Holdings Inc (a)	168,791	11,606,069
		452,237,025
TOTAL FINANCIALS		573,113,806

Health Care - 7.1%
Biotechnology - 3.6%
Alnylam Pharmaceuticals Inc (a)	1,491,824	585,153,046
Crinetics Pharmaceuticals Inc (a)	2,224,075	63,586,304
Exact Sciences Corp (a)	1,162,286	54,569,328
Gilead Sciences Inc	2,418,762	271,602,785
GRAIL Inc (a)(d)	6,411	219,320
Ionis Pharmaceuticals Inc (a)	31,362	1,347,939
Legend Biotech Corp ADR (a)	4,683,810	182,996,457
Scholar Rock Holding Corp (a)	400	14,820
Trevena Inc (a)(b)	706	642
		1,159,490,641
Health Care Equipment & Supplies - 2.4%
Boston Scientific Corp (a)	3,059,605	321,013,757
Inspire Medical Systems Inc (a)	135,084	16,823,361
Insulet Corp (a)	1,419,182	409,292,089
Intuitive Surgical Inc (a)	14,458	6,955,599
Neuronetics Inc (a)(d)	38,201	167,702
Outset Medical Inc (a)	2,640	42,398
Pulmonx Corp (a)	25,840	47,546
TransMedics Group Inc (a)	363,712	43,270,817
		797,613,269
Health Care Technology - 0.5%
Certara Inc (a)(d)	220,845	2,173,115
Veeva Systems Inc Class A (a)	607,160	172,554,872
		174,727,987
Life Sciences Tools & Services - 0.6%
10X Genomics Inc Class A (a)	799,023	10,746,859
Bruker Corp	2,084,678	80,114,176
Danaher Corp	425,219	83,836,179
Illumina Inc (a)	38,469	3,951,151
Seer Inc Class A (a)(d)	582,504	1,234,908
Thermo Fisher Scientific Inc	21,724	10,159,880
		190,043,153
Pharmaceuticals - 0.0%
Elanco Animal Health Inc (a)	87,837	1,201,610
TherapeuticsMD Inc (a)(d)	6,770	7,582
		1,209,192
TOTAL HEALTH CARE		2,323,084,242

Industrials - 3.7%
Aerospace & Defense - 1.4%
Anduril Industries Inc Class B (b)(c)	36,483	1,491,425
Anduril Industries Inc Class C (b)(c)	17	695
Space Exploration Technologies Corp (a)(b)(c)	2,038,183	432,094,797
Space Exploration Technologies Corp Class C (a)(b)(c)	106,017	22,475,604
		456,062,521
Commercial Services & Supplies - 0.0%
Veralto Corp	15,772	1,653,379
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (a)	77,261	2,679,411
Electrical Equipment - 0.8%
GE Vernova Inc	391,200	258,305,448
Ground Transportation - 1.2%
CSX Corp	283,348	10,070,188
Uber Technologies Inc (a)	4,374,936	383,900,634
		393,970,822
Passenger Airlines - 0.0%
Wheels Up Experience Inc Class A (a)(d)	79,631	112,280
Wheels Up Experience Inc Class A rights (a)(b)	11,102	0
Wheels Up Experience Inc Stage 1 rights (a)(b)	11,102	0
Wheels Up Experience Inc Stage 3 rights (a)(b)	11,103	0
		112,280
Professional Services - 0.3%
Verisk Analytics Inc	360,130	100,371,832
TOTAL INDUSTRIALS		1,213,155,693

Information Technology - 45.8%
Communications Equipment - 1.3%
Arista Networks Inc	728,183	89,726,709
Cisco Systems Inc	4,871,638	331,661,116
Motorola Solutions Inc	35,185	15,445,511
		436,833,336
IT Services - 0.3%
Gartner Inc (a)	125,390	42,463,324
Twilio Inc Class A (a)	909	117,260
X.Ai Holdings Corp Class A (b)(c)	1,968,600	71,972,016
		114,552,600
Semiconductors & Semiconductor Equipment - 21.0%
Advanced Micro Devices Inc (a)	52,068	9,180,109
Analog Devices Inc	435,811	97,896,225
Applied Materials Inc	64,953	11,695,437
Astera Labs Inc (a)	52,179	7,134,435
Broadcom Inc	3,230,854	948,901,820
Marvell Technology Inc	8,299,360	667,019,563
Micron Technology Inc	1,652,010	180,300,371
NVIDIA Corp	27,642,977	4,916,856,320
Skyworks Solutions Inc	92,258	6,323,363
		6,845,307,643
Software - 13.3%
Adobe Inc (a)	11,618	4,155,642
Appfolio Inc Class A (a)	50,126	13,402,690
Atom Tickets LLC (a)(b)(c)(e)	516,103	5
Autodesk Inc (a)	178,609	54,138,174
Cadence Design Systems Inc (a)	619,481	225,844,188
Circle Internet Group Inc (f)	1,664,116	305,398,569
Datadog Inc Class A (a)	640,993	89,726,200
Dynatrace Inc (a)	9,045	475,857
Figma Inc (f)	234,100	27,038,550
Figma Inc Class A	79,500	9,182,250
Intuit Inc	255,132	200,311,787
Microsoft Corp	6,166,146	3,289,638,892
Palantir Technologies Inc Class A (a)	204,700	32,414,245
Roper Technologies Inc	104,656	57,602,662
Salesforce Inc	8,481	2,190,897
Stripe Inc Class B (a)(b)(c)	91,800	3,258,900
Synopsys Inc (a)	48,034	30,428,098
		4,345,207,606
Technology Hardware, Storage & Peripherals - 9.9%
Apple Inc	15,508,427	3,219,084,192
Sandisk Corp/DE	94,048	4,036,540
Western Digital Corp	282,146	22,202,069
		3,245,322,801
TOTAL INFORMATION TECHNOLOGY		14,987,223,986

Real Estate - 0.2%
Specialized REITs - 0.2%
Equinix Inc	90,107	70,749,313
Utilities - 0.6%
Electric Utilities - 0.4%
Constellation Energy Corp	326,471	113,559,673
NRG Energy Inc	37,856	6,329,523
		119,889,196
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	328,963	68,601,944
TOTAL UTILITIES		188,491,140

TOTAL UNITED STATES		28,867,590,881
TOTAL COMMON STOCKS (Cost $10,922,862,669)		31,033,861,876

Convertible Preferred Stocks - 1.4%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(c)	130,752	30,675,727
UNITED STATES - 1.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Waymo LLC Series A2 (a)(b)(c)	103,940	7,580,344
Waymo LLC Series B2 (a)(b)(c)	178,470	13,458,423
Waymo LLC Series C2 (b)(c)	513,288	43,439,563
		64,478,330
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(b)(c)	3,300	818,136
TOTAL CONSUMER DISCRETIONARY		65,296,466

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (a)(b)(c)	79,348	5,886,035
Industrials - 1.1%
Aerospace & Defense - 1.1%
Anduril Industries Inc Series F (b)(c)	1,478,951	60,459,517
Anduril Industries Inc Series G (b)(c)	342,700	14,009,576
Space Exploration Technologies Corp Series G (a)(b)(c)	62,037	131,518,440
Space Exploration Technologies Corp Series H (a)(b)(c)	65,670	139,220,400
		345,207,933
Information Technology - 0.0%
Software - 0.0%
Stripe Inc Series H (a)(b)(c)	315,830	11,211,965
TOTAL UNITED STATES		427,602,399
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $158,797,597)		458,278,126

Domestic Equity Funds - 3.4%
	Shares	Value ($)
Invesco QQQ Trust ETF (Cost $1,137,224,148)	2,001,600	1,130,924,016

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (a)(b)(c) (Cost $10,010,850)	30,303	6,175,144

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	51,589,600	51,599,918
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	60,109,555	60,115,566
TOTAL MONEY MARKET FUNDS (Cost $111,715,484)			111,715,484

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $12,340,610,748)	32,740,954,646
NET OTHER ASSETS (LIABILITIES) - 0.2%	68,484,131
NET ASSETS - 100.0%	32,809,438,777

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,074,216,231 or 3.3% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $332,437,119 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/25	1,491,527

Anduril Industries Inc Class C	6/16/25	695

Anduril Industries Inc Series F	8/07/24	32,147,366

Anduril Industries Inc Series G	4/17/25	14,010,536

Ant International Co Ltd Class C	5/16/18	38,251,213

Atom Tickets LLC	8/15/17	3,000,004

ByteDance Ltd Series E1	11/18/20	14,327,043

Castle Creek Biosciences Inc Series A4	9/29/16	10,010,851

Discord Inc Series I	9/15/21	1,817,061

Epic Games Inc	7/13/20 - 3/29/21	61,546,000

Space Exploration Technologies Corp	10/16/15 - 12/09/24	21,570,984

Space Exploration Technologies Corp Class C	9/11/17 - 12/09/24	5,858,746

Space Exploration Technologies Corp Series G	1/20/15	4,805,386

Space Exploration Technologies Corp Series H	8/04/17	8,865,450

Stripe Inc Class B	5/18/21	3,683,785

Stripe Inc Series H	3/15/21 - 5/25/23	12,672,679

Tenstorrent Holdings Inc Series C1	4/23/21	4,717,626

Waymo LLC Series A2	5/08/20	8,925,037

Waymo LLC Series B2	6/11/21	16,369,625

Waymo LLC Series C2	10/18/24	40,139,789

X.Ai Holdings Corp Class A	10/27/21	54,254,583

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Figma Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,912,379,104	3,526,991,719	5,387,770,905	6,990,338	-	-	51,599,918	51,589,600	0.1%
Fidelity Securities Lending Cash Central Fund	38,187,555	1,086,445,752	1,064,517,741	95,624	-	-	60,115,566	60,109,555	0.2%
Total	1,950,566,659	4,613,437,471	6,452,288,646	7,085,962	-	-	111,715,484

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	6,207,467,143	6,147,965,791	-	59,501,352
Consumer Discretionary	2,908,222,007	2,908,088,173	133,834	-
Consumer Staples	496,599,810	496,599,810	-	-
Energy	190,151,222	190,151,222	-	-
Financials	592,081,973	573,113,806	-	18,968,167
Health Care	2,809,721,140	2,809,720,498	-	642
Industrials	1,213,155,693	757,093,172	-	456,062,521
Information Technology	16,324,411,608	15,933,004,912	316,175,775	75,230,921
Materials	32,810,827	32,810,827	-	-
Real Estate	70,749,313	70,749,313	-	-
Utilities	188,491,140	188,491,140	-	-

Convertible Preferred Stocks
Communication Services	30,675,727	-	-	30,675,727
Consumer Discretionary	65,296,466	-	-	65,296,466
Financials	5,886,035	-	-	5,886,035
Industrials	345,207,933	-	-	345,207,933
Information Technology	11,211,965	-	-	11,211,965

Domestic Equity Funds	1,130,924,016	1,130,924,016	-	-

Non-Convertible Preferred Stocks
Health Care	6,175,144	-	-	6,175,144

Money Market Funds	111,715,484	111,715,484	-	-
Total Investments in Securities:	32,740,954,646	31,350,428,164	316,309,609	1,074,216,873
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2025 ($)
Common Stocks	375,531,417	(997,239)	273,734,334	61,124,420	(99,633,229)	-	3,900	-	609,763,603	249,457,710
Convertible Preferred Stocks	206,477,270	659,197	165,503,165	86,297,691	(659,197)	-	-	-	458,278,126	165,503,165
Non-Convertible Preferred Stocks	6,833,023	-	(657,879)	-	-	-	-	-	6,175,144	(657,879)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $56,722,325) - See accompanying schedule:
Unaffiliated issuers (cost $12,228,895,264)	$32,629,239,162
Fidelity Central Funds (cost $111,715,484)	111,715,484

Total Investment in Securities (cost $12,340,610,748)		$32,740,954,646
Foreign currency held at value (cost $591,759)		610,109
Receivable for investments sold		1,485,325,844
Receivable for fund shares sold		10,929,930
Dividends receivable		2,092,717
Distributions receivable from Fidelity Central Funds		244,867
Prepaid expenses		4,842
Other receivables		597,852
Total assets		34,240,760,807
Liabilities
Payable for investments purchased	$1,336,723,079
Payable for fund shares redeemed	12,503,322
Accrued management fee	21,319,367
Distribution and service plan fees payable	1,699
Other payables and accrued expenses	682,788
Collateral on securities loaned	60,091,775
Total liabilities		1,431,322,030
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$32,809,438,777
Net Assets consist of:
Paid in capital		$11,262,567,036
Total accumulated earnings (loss)		21,546,871,741
Net Assets		$32,809,438,777

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($4,928,991 ÷ 212,898 shares)(a)		$23.15
Maximum offering price per share (100/94.25 of $23.15)		$24.56
Class M :
Net Asset Value and redemption price per share ($1,310,136 ÷ 56,641 shares)(a)		$23.13
Maximum offering price per share (100/96.50 of $23.13)		$23.97
Class C :
Net Asset Value and offering price per share ($221,908 ÷ 9,616 shares)(a)		$23.08
OTC :
Net Asset Value, offering price and redemption price per share ($24,202,760,127 ÷ 1,041,120,284 shares)		$23.25
Class K :
Net Asset Value, offering price and redemption price per share ($8,469,187,595 ÷ 354,741,014 shares)		$23.87
Class I :
Net Asset Value, offering price and redemption price per share ($163,143 ÷ 7,029 shares)		$23.21
Class Z :
Net Asset Value, offering price and redemption price per share ($130,866,877 ÷ 5,637,830 shares)		$23.21
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$162,861,106
Interest		2,930,603
Income from Fidelity Central Funds (including $95,624 from security lending)		7,085,962
Total income		172,877,671
Expenses
Management fee
Basic fee	$195,007,335
Performance adjustment	21,624,571
Distribution and service plan fees	10,336
Custodian fees and expenses	265,921
Independent trustees' fees and expenses	124,732
Registration fees	237,808
Audit fees	126,410
Legal	24,807
Interest	642,832
Miscellaneous	110,224
Total expenses before reductions	218,174,976
Expense reductions	(162,017)
Total expenses after reductions		218,012,959
Net Investment income (loss)		(45,135,288)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	2,408,485,082
Redemptions in-kind	175,382,984
Foreign currency transactions	(972,820)
Total net realized gain (loss)		2,582,895,246
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,408,062,128
Assets and liabilities in foreign currencies	19,973
Total change in net unrealized appreciation (depreciation)		3,408,082,101
Net gain (loss)		5,990,977,347
Net increase (decrease) in net assets resulting from operations		$5,945,842,059
Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(45,135,288)	$(27,735,730)
Net realized gain (loss)	2,582,895,246	3,477,170,655
Change in net unrealized appreciation (depreciation)	3,408,082,101	3,230,065,167
Net increase (decrease) in net assets resulting from operations	5,945,842,059	6,679,500,092
Distributions to shareholders	(4,058,936,416)	(16,461,476)

Share transactions - net increase (decrease)	346,640,815	(1,513,888,452)
Total increase (decrease) in net assets	2,233,546,458	5,149,150,164

Net Assets
Beginning of period	30,575,892,319	25,426,742,155
End of period	$32,809,438,777	$30,575,892,319

Consolidated Financial Highlights
Fidelity Advisor® OTC Fund Class A

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.09)
Net realized and unrealized gain (loss)	3.47
Total from investment operations	3.38
Distributions from net realized gain	(.71)
Total distributions	(.71)
Net asset value, end of period	$23.15
Total Return D,E,F	16.71%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.05% I,J
Expenses net of fee waivers, if any	1.05 % I,J
Expenses net of all reductions, if any	1.05% I,J
Net investment income (loss)	(.52)% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,929
Portfolio turnover rate K	53 % L

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® OTC Fund Class M

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.13)
Net realized and unrealized gain (loss)	3.47
Total from investment operations	3.34
Distributions from net realized gain	(.69)
Total distributions	(.69)
Net asset value, end of period	$23.13
Total Return D,E,F	16.47%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.30% I,J
Expenses net of fee waivers, if any	1.30 % I,J
Expenses net of all reductions, if any	1.30% I,J
Net investment income (loss)	(.76)% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,310
Portfolio turnover rate K	53 % L

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® OTC Fund Class C

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.21)
Net realized and unrealized gain (loss)	3.46
Total from investment operations	3.25
Distributions from net realized gain	(.65)
Total distributions	(.65)
Net asset value, end of period	$23.08
Total Return D,E,F	16.02%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.79% I,J
Expenses net of fee waivers, if any	1.79 % I,J
Expenses net of all reductions, if any	1.79% I,J
Net investment income (loss)	(1.27)% I
Supplemental Data
Net assets, end of period (000 omitted)	$222
Portfolio turnover rate K	53 % L

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® OTC Portfolio

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.00	$17.29	$14.74	$20.67	$15.61
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.02)	- C	(.07)	(.06)
Net realized and unrealized gain (loss)	4.20	4.74	3.07	(3.60)	6.21
Total from investment operations	4.17	4.72	3.07	(3.67)	6.15
Distributions from net investment income	-	(.01)	-	-	(.01)
Distributions from net realized gain	(2.92)	-	(.52)	(2.26)	(1.08)
Total distributions	(2.92)	(.01)	(.52)	(2.26)	(1.09)
Net asset value, end of period	$23.25	$22.00	$17.29	$14.74	$20.67
Total Return D	21.19%	27.31%	21.63%	(20.30)%	41.90%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.73%	.76%	.79%	.81%	.80%
Expenses net of fee waivers, if any	.73%	.75%	.79%	.81%	.80%
Expenses net of all reductions, if any	.73%	.75%	.78%	.81%	.80%
Net investment income (loss)	(.17)%	(.12)%	.03%	(.37)%	(.33)%
Supplemental Data
Net assets, end of period (000 omitted)	$24,202,477	$22,787,879	$18,890,289	$16,626,164	$22,272,786
Portfolio turnover rate G	53 % H	37%	15% H	32% H	28% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® OTC Portfolio Class K

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.51	$17.69	$15.06	$21.06	$15.88
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.01)	.02	(.05)	(.05)
Net realized and unrealized gain (loss)	4.32	4.85	3.13	(3.68)	6.33
Total from investment operations	4.30	4.84	3.15	(3.73)	6.28
Distributions from net investment income	- C	(.02)	-	-	(.01)
Distributions from net realized gain	(2.94)	-	(.52)	(2.27)	(1.09)
Total distributions	(2.94)	(.02)	(.52)	(2.27)	(1.10)
Net asset value, end of period	$23.87	$22.51	$17.69	$15.06	$21.06
Total Return D	21.29%	27.36%	21.71%	(20.21)%	42.05%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.67%	.70%	.73%	.72%
Expenses net of fee waivers, if any	.65%	.67%	.69%	.73%	.71%
Expenses net of all reductions, if any	.65%	.67%	.69%	.73%	.71%
Net investment income (loss)	(.09)%	(.04)%	.12%	(.29)%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$8,469,188	$7,788,013	$6,536,453	$5,707,169	$8,071,580
Portfolio turnover rate G	53 % H	37%	15% H	32% H	28% H

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® OTC Fund Class I

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.05)
Net realized and unrealized gain (loss)	3.48
Total from investment operations	3.43
Distributions from net realized gain	(.70)
Total distributions	(.70)
Net asset value, end of period	$23.21
Total Return D,E	16.94%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.79% H,I
Expenses net of fee waivers, if any	.79 % H,I
Expenses net of all reductions, if any	.79% H,I
Net investment income (loss)	(.27)% H
Supplemental Data
Net assets, end of period (000 omitted)	$163
Portfolio turnover rate J	53 % K

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® OTC Fund Class Z

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$20.48
Income from Investment Operations
Net investment income (loss) B,C	(.03)
Net realized and unrealized gain (loss)	3.48
Total from investment operations	3.45
Distributions from net investment income	- D
Distributions from net realized gain	(.72)
Total distributions	(.72)
Net asset value, end of period	$23.21
Total Return E,F	17.05%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69% I,J
Expenses net of fee waivers, if any	.69 % I,J
Expenses net of all reductions, if any	.69% I,J
Net investment income (loss)	(.16)% I
Supplemental Data
Net assets, end of period (000 omitted)	$130,867
Portfolio turnover rate K	53 % L

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on October 8, 2024. The Fund offers Class A, Class M, Class C, OTC, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$609,762,961	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.1 - 38.2 / 22.7	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	35.8	Increase
		Book value	Book value multiple	1.7	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	70.0%	Increase
			Discount rate	4.0%	Increase
			Term	1.1	Increase
Convertible Preferred Stocks	$458,278,126	Market comparable	Enterprise value/Revenue multiple (EV/R)	1.9 - 26.0 / 11.8	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	35.8	Increase
		Market approach	Transaction price	$78.20	Increase
			Premium rate	15.0%	Increase
		Black scholes	Volatility	65.0% - 80.0% / 66.3%	Increase
			Discount rate	3.9% - 4.0% / 4.0%	Increase
			Term	2.0 - 4.0 / 3.8	Increase
Non-Convertible Preferred Stocks	$6,175,144	Market approach	Transaction price	$215.03	Increase
		Black scholes	Volatility	85.0%	Increase
			Discount rate	3.9%	Increase
			Term	3.0	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity OTC Portfolio	$559,244

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$20,647,944,896
Gross unrealized depreciation	(277,059,237)
Net unrealized appreciation (depreciation)	$20,370,885,659
Tax Cost	$12,370,068,987

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$1,451,614,942
Net unrealized appreciation (depreciation) on securities and other investments	$20,370,884,160

The Fund intends to elect to defer to its next fiscal year $236,281,343 of capital losses recognized during the period November 1, 2024 to July 31, 2025. The Fund intends to elect to defer to its next fiscal year $39,346,019 of ordinary losses recognized during the period January 1, 2025 to July 31, 2025.

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$303,761,582	$16,461,476
Long-term Capital Gains	3,755,174,834	-
Total	$4,058,936,416	$ 16,461,476

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity OTC Portfolio	Space Exploration Technologies Corp. Class A	5,124,040	-
Fidelity OTC Portfolio	Space Exploration Technologies Corp. Class C	9,758,360	-

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity OTC Portfolio	5	-A

A In the amount of less than 0.005%.

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity OTC Portfolio	16,309,928,202	18,333,490,093

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity OTC Portfolio	10,899,587	175,382,984	231,557,006
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
OTC	.68
Class K	.59
Class I	.72
Class Z	.59

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.69
Class M	.70
Class C	.69
OTC	.65
Class K	.58
Class I	.69
Class Z	.58

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity OTC Portfolio	Nasdaq Composite Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of OTC. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .07%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	5,119	1,060
Class M	.25%	.25%	3,968	408
Class C	.75%	.25%	1,249	1,078
			10,336	2,546

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	4,365
Class M	207
Class C A	-
4,572

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity OTC Portfolio	162,196

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity OTC Portfolio	Borrower	29,522,351	4.80%	593,964

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity OTC Portfolio	1,022,580,620	1,330,437,984	411,027,297
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity OTC Portfolio	34,857
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity OTC Portfolio	9,903	256	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Consolidated Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity OTC Portfolio	82,516,000	5.33%	48,868
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $82,730.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount ($)
Class A	3
Class M	2
Class C	-
OTC	58,699
Class K	20,399
Class I	-
Class Z	184
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2025A	Year ended July 31, 2024
Fidelity OTC Portfolio
Distributions to shareholders
Class A	$53,917	$-
Class M	29,301	-
Class C	3,249	-
OTC	3,030,112,146	10,723,026
Class K	1,026,242,504	5,738,450
Class I	3,931	-
Class Z	2,491,368	-
Total	$4,058,936,416	$16,461,476

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2025A	Year ended July 31, 2024	Year ended July 31, 2025A	Year ended July 31, 2024
Fidelity OTC Portfolio
Class A
Shares sold	239,295	-	$4,937,950	$ -
Reinvestment of distributions	2,451	-	53,917	-
Shares redeemed	(28,848)	-	(602,665)	-
Net increase (decrease)	212,898	-	$4,389,202	$ -
Class M
Shares sold	55,314	-	$1,159,103	$ -
Reinvestment of distributions	1,331	-	29,301	-
Shares redeemed	(4)	-	(80)	-
Net increase (decrease)	56,641	-	$1,188,324	$ -
Class C
Shares sold	9,475	-	$196,626	$ -
Reinvestment of distributions	148	-	3,249	-
Shares redeemed	(7)	-	(154)	-
Net increase (decrease)	9,616	-	$199,721	$ -
OTC
Shares sold	65,795,420	82,311,909	$1,375,822,986	$1,602,415,277
Reinvestment of distributions	136,949,264	565,971	2,796,253,380	9,898,836
Shares redeemed	(197,657,589)	(139,315,920)	(4,123,252,375)	(2,666,022,745)
Net increase (decrease)	5,087,095	(56,438,040)	$48,823,991	$(1,053,708,632)
Class K
Shares sold	13,348,297	17,689,205	$286,527,479	$346,216,600
Reinvestment of distributions	48,992,123	320,765	1,026,242,504	5,738,486
Shares redeemed	(53,531,926)	(41,594,347)	(1,143,766,857)	(812,134,906)
Net increase (decrease)	8,808,494	(23,584,377)	$169,003,126	$(460,179,820)
Class I
Shares sold	8,658	-	$178,689	$ -
Reinvestment of distributions	179	-	3,931	-
Shares redeemed	(1,808)	-	(36,084)	-
Net increase (decrease)	7,029	-	$146,536	$ -
Class Z
Shares sold	7,705,245	-	$167,167,286	$ -
Reinvestment of distributions	102,649	-	2,259,313	-
Shares redeemed	(2,170,064)	-	(46,536,684)	-
Net increase (decrease)	5,637,830	-	$122,889,915	$ -

 A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and the Shareholders of Fidelity OTC Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity OTC Portfolio (the "Fund"), a fund of Fidelity Securities Fund, including the consolidated schedule of investments, as of July 31, 2025, the related consolidated statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 12, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $2,521,959,723, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed in September and December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $1,259,344 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Retail Class and Class K designates 42%, and 39%; Class A, Class M, Class C, Retail Class, Class K, Class I, and Class Z designates 100%; of the dividends distributed in September and December 2024, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Retail Class and Class K designates 56.99%, and 54.02%; Class A, Class M, Class C, Retail Class, Class K, Class I, and Class Z designates 100%; of each dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Retail Class designates 0.79%; and Class K designates 0.75%; of the dividend distributed in September 2024, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity OTC Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered.  Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.536191.128
OTC-ANN-0925
Fidelity® OTC K6 Portfolio

Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® OTC K6 Portfolio
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 93.1%
	Shares	Value ($)
BRAZIL - 0.4%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
MercadoLibre Inc (a)	4,644	11,024,345
CANADA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc	12,741	193,929
Information Technology - 0.2%
IT Services - 0.2%
Shopify Inc Class A (United States) (a)	41,735	5,100,434
Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	17,736	2,825,877
TOTAL CANADA		8,120,240
CHINA - 0.5%
Communication Services - 0.5%
Entertainment - 0.0%
Netease Inc ADR	1,176	153,233
Interactive Media & Services - 0.5%
Tencent Holdings Ltd ADR	192,363	13,478,875
TOTAL COMMUNICATION SERVICES		13,632,108

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	529	63,814
JD.com Inc A Shares	746	11,758
		75,572
TOTAL CHINA		13,707,680
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (a)	22,431	3,891,779
FRANCE - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
GenSight Biologics SA (a)	16,341	2,826
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (a)	20,339	674,238
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
SK Hynix Inc	99,420	19,151,935
NETHERLANDS - 1.5%
Health Care - 1.0%
Biotechnology - 1.0%
Argenx SE ADR (a)	42,920	28,770,564
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
ASML Holding NV depository receipt (b)	7,432	5,163,085
BE Semiconductor Industries NV	48,600	6,605,562
NXP Semiconductors NV	12,260	2,620,820
		14,389,467
TOTAL NETHERLANDS		43,160,031
TAIWAN - 2.9%
Information Technology - 2.9%
Electronic Equipment, Instruments & Components - 0.2%
Delta Electronics Inc	299,000	5,619,885
Semiconductors & Semiconductor Equipment - 2.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	312,276	75,452,128
TOTAL TAIWAN		81,072,013
UNITED KINGDOM - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Astrazeneca PLC ADR	132,589	9,690,930
UNITED STATES - 86.4%
Communication Services - 16.9%
Entertainment - 3.3%
Electronic Arts Inc	180	27,447
Netflix Inc (a)	69,024	80,026,426
ROBLOX Corp Class A (a)	106,900	14,729,751
Take-Two Interactive Software Inc (a)	1,583	352,582
		95,136,206
Interactive Media & Services - 12.6%
Alphabet Inc Class A	643,414	123,471,147
Alphabet Inc Class C	454,597	87,673,577
Epic Games Inc (a)(c)(d)	5,200	3,987,204
Meta Platforms Inc Class A	176,246	136,315,706
Reddit Inc Class A (a)	40,525	6,507,910
Vimeo Inc Class A (a)	25,140	95,281
		358,050,825
Media - 0.4%
Charter Communications Inc Class A (a)	20,866	5,620,466
Comcast Corp Class A	188,018	6,247,838
		11,868,304
Wireless Telecommunication Services - 0.6%
T-Mobile US Inc	68,809	16,404,754
TOTAL COMMUNICATION SERVICES		481,460,089

Consumer Discretionary - 9.2%
Automobiles - 0.0%
Rivian Automotive Inc Class A (a)	1,251	16,100
Broadline Retail - 7.1%
Amazon.com Inc (a)	864,823	202,463,713
ContextLogic Inc Class A (a)	562	4,209
Etsy Inc (a)	11,554	673,252
		203,141,174
Hotels, Restaurants & Leisure - 1.0%
Airbnb Inc Class A (a)	1,552	205,500
Churchill Downs Inc	25,386	2,717,317
Domino's Pizza Inc	46,404	21,494,797
Hilton Worldwide Holdings Inc	6,473	1,735,282
Marriott International Inc/MD Class A1	3,211	847,158
Starbucks Corp	15,442	1,376,809
		28,376,863
Specialty Retail - 0.5%
Lowe's Cos Inc	36,168	8,086,080
Ross Stores Inc	39,108	5,339,806
ThredUp Inc Class A (a)	7,587	62,669
		13,488,555
Textiles, Apparel & Luxury Goods - 0.6%
Figs Inc Class A (a)	3,976	25,844
Kontoor Brands Inc	482	26,828
Lululemon Athletica Inc (a)	16,113	3,231,140
NIKE Inc Class B	182,551	13,634,734
		16,918,546
TOTAL CONSUMER DISCRETIONARY		261,941,238

Consumer Staples - 1.6%
Beverages - 1.0%
Keurig Dr Pepper Inc	447,078	14,597,097
Monster Beverage Corp (a)	236,598	13,900,132
		28,497,229
Consumer Staples Distribution & Retail - 0.4%
Costco Wholesale Corp	8,060	7,573,498
Dollar Tree Inc (a)	22,958	2,606,881
		10,180,379
Food Products - 0.2%
Mondelez International Inc	109,115	7,058,649
Personal Care Products - 0.0%
Honest Co Inc/The (a)	2,042	9,414
TOTAL CONSUMER STAPLES		45,745,671

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Diamondback Energy Inc	4,869	723,826
EOG Resources Inc	1,022	122,660
Exxon Mobil Corp	153,862	17,177,154
		18,023,640
Financials - 1.8%
Banks - 0.1%
Huntington Bancshares Inc/OH	186,456	3,063,472
Wintrust Financial Corp	3,162	404,673
		3,468,145
Capital Markets - 0.2%
Coinbase Global Inc Class A (a)	10,300	3,890,928
Moody's Corp	6,094	3,142,859
S&P Global Inc	144	79,358
		7,113,145
Financial Services - 1.5%
Mastercard Inc Class A	70,284	39,813,778
PayPal Holdings Inc (a)	14,723	1,012,353
		40,826,131
TOTAL FINANCIALS		51,407,421

Health Care - 7.4%
Biotechnology - 3.8%
Alnylam Pharmaceuticals Inc (a)	138,001	54,129,512
Crinetics Pharmaceuticals Inc (a)	197,452	5,645,153
Exact Sciences Corp (a)	110,273	5,177,317
Gilead Sciences Inc	215,940	24,247,903
GRAIL Inc (a)(b)	534	18,268
Ionis Pharmaceuticals Inc (a)	2,472	106,247
Legend Biotech Corp ADR (a)	408,673	15,966,854
Scholar Rock Holding Corp (a)	200	7,410
Trevena Inc (a)(c)	55	50
		105,298,714
Health Care Equipment & Supplies - 2.5%
Boston Scientific Corp (a)	279,019	29,274,674
Inspire Medical Systems Inc (a)	12,708	1,582,654
Insulet Corp (a)	129,171	37,252,917
Intuitive Surgical Inc (a)	1,155	555,659
Neuronetics Inc (a)(b)	2,977	13,069
Outset Medical Inc (a)	214	3,437
Pulmonx Corp (a)	2,872	5,284
TransMedics Group Inc (a)	30,425	3,619,662
		72,307,356
Health Care Technology - 0.5%
Certara Inc (a)(b)	21,182	208,431
Veeva Systems Inc Class A (a)	52,861	15,023,096
		15,231,527
Life Sciences Tools & Services - 0.6%
10X Genomics Inc Class A (a)	68,484	921,110
Bruker Corp	190,160	7,307,849
Danaher Corp	40,253	7,936,282
Illumina Inc (a)	3,209	329,596
Seer Inc Class A (a)(b)	39,323	83,365
Thermo Fisher Scientific Inc	1,824	853,048
		17,431,250
Pharmaceuticals - 0.0%
Elanco Animal Health Inc (a)	6,821	93,311
TherapeuticsMD Inc (a)(b)	530	593
		93,904
TOTAL HEALTH CARE		210,362,751

Industrials - 2.2%
Aerospace & Defense - 0.0%
Anduril Industries Inc Class B (c)(d)	3,198	130,734
Anduril Industries Inc Class C (c)(d)	2	82
Space Exploration Technologies Corp (a)(c)(d)	272	57,664
Space Exploration Technologies Corp Class C (a)(c)(d)	2,928	620,736
		809,216
Commercial Services & Supplies - 0.0%
Veralto Corp	1,349	141,416
Construction & Engineering - 0.0%
Bowman Consulting Group Ltd (a)	8,079	280,180
Electrical Equipment - 0.8%
GE Vernova Inc	33,900	22,383,831
Ground Transportation - 1.1%
CSX Corp	25,568	908,687
Uber Technologies Inc (a)	339,376	29,780,244
		30,688,931
Passenger Airlines - 0.0%
Wheels Up Experience Inc Class A (a)(b)	7,136	10,061
Professional Services - 0.3%
Verisk Analytics Inc	32,483	9,053,337
TOTAL INDUSTRIALS		63,366,972

Information Technology - 45.9%
Communications Equipment - 1.4%
Arista Networks Inc	60,426	7,445,692
Cisco Systems Inc	445,868	30,354,693
Motorola Solutions Inc	3,015	1,323,525
		39,123,910
IT Services - 0.3%
Gartner Inc (a)	11,865	4,018,082
Twilio Inc Class A (a)	130	16,770
X.Ai Holdings Corp Class A (c)(d)	160,536	5,869,196
		9,904,048
Semiconductors & Semiconductor Equipment - 21.2%
Advanced Micro Devices Inc (a)	4,869	858,453
Analog Devices Inc	39,183	8,801,677
Applied Materials Inc	6,174	1,111,690
Astera Labs Inc (a)	4,356	595,596
Broadcom Inc	264,552	77,698,923
Marvell Technology Inc	735,201	59,088,105
Micron Technology Inc	142,442	15,546,120
NVIDIA Corp	2,448,676	435,546,001
Skyworks Solutions Inc	8,278	567,374
		599,813,939
Software - 12.5%
Adobe Inc (a)	1,065	380,940
Appfolio Inc Class A (a)	5,238	1,400,536
Autodesk Inc (a)	15,859	4,807,021
Cadence Design Systems Inc (a)	57,020	20,787,781
Circle Internet Group Inc (e)	141,798	26,022,769
Datadog Inc Class A (a)	55,818	7,813,404
Dynatrace Inc (a)	2,908	152,990
Figma Inc (e)	19,200	2,217,600
Figma Inc Class A	6,900	796,950
Intuit Inc	23,849	18,724,565
Microsoft Corp	490,185	261,513,698
Palantir Technologies Inc Class A (a)	17,800	2,818,630
Roper Technologies Inc	9,397	5,172,109
Salesforce Inc	658	169,981
Stripe Inc Class B (a)(c)(d)	7,800	276,900
Synopsys Inc (a)	4,144	2,625,100
		355,680,974
Technology Hardware, Storage & Peripherals - 10.5%
Apple Inc	1,429,817	296,787,115
Sandisk Corp/DE	7,765	333,273
Western Digital Corp	23,294	1,833,005
		298,953,393
TOTAL INFORMATION TECHNOLOGY		1,303,476,264

Real Estate - 0.2%
Specialized REITs - 0.2%
Equinix Inc	8,049	6,319,832
Utilities - 0.6%
Electric Utilities - 0.4%
Constellation Energy Corp	28,184	9,803,523
NRG Energy Inc	4,300	718,960
		10,522,483
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	28,869	6,020,341
TOTAL UTILITIES		16,542,824

TOTAL UNITED STATES		2,458,646,702
TOTAL COMMON STOCKS (Cost $1,400,116,223)		2,649,142,719

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(c)(d)	6,135	1,439,332
UNITED STATES - 0.4%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Waymo LLC Series A2 (a)(c)(d)	2,467	179,918
Waymo LLC Series B2 (a)(c)(d)	15,200	1,146,232
Waymo LLC Series C2 (c)(d)	43,612	3,690,884
		5,017,034
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (a)(c)(d)	300	74,376
TOTAL CONSUMER DISCRETIONARY		5,091,410

Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc Series C1 (a)(c)(d)	6,595	489,217
Industrials - 0.2%
Aerospace & Defense - 0.2%
Anduril Industries Inc Series F (c)(d)	120,963	4,944,968
Anduril Industries Inc Series G (c)(d)	30,200	1,234,576
		6,179,544
Information Technology - 0.0%
Software - 0.0%
Stripe Inc Series H (a)(c)(d)	24,206	859,313
TOTAL UNITED STATES		12,619,484
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,081,343)		14,058,816

Domestic Equity Funds - 4.8%
	Shares	Value ($)
Invesco QQQ Trust ETF (Cost $138,403,179)	243,600	137,636,436

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.33	3,809,507	3,810,269
Fidelity Securities Lending Cash Central Fund (f)(g)	4.33	3,001,294	3,001,594
TOTAL MONEY MARKET FUNDS (Cost $6,811,863)			6,811,863

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $1,556,412,608)	2,807,649,834
NET OTHER ASSETS (LIABILITIES) - 1.4%	40,920,030
NET ASSETS - 100.0%	2,848,569,864

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,001,332 or 0.9% of net assets.

(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $28,240,369 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/25	130,743

Anduril Industries Inc Class C	6/16/25	82

Anduril Industries Inc Series F	8/07/24	2,629,324

Anduril Industries Inc Series G	4/17/25	1,234,661

ByteDance Ltd Series E1	11/18/20	672,238

Discord Inc Series I	9/15/21	165,187

Epic Games Inc	7/13/20 - 3/29/21	4,292,000

Space Exploration Technologies Corp	7/01/24 - 12/09/24	34,260

Space Exploration Technologies Corp Class C	7/01/24 - 12/09/24	411,740

Stripe Inc Class B	5/18/21	313,001

Stripe Inc Series H	3/15/21 - 5/25/23	971,266

Tenstorrent Holdings Inc Series C1	4/23/21	392,145

Waymo LLC Series A2	5/08/20	211,834

Waymo LLC Series B2	6/11/21	1,394,174

Waymo LLC Series C2	10/18/24	3,410,515

X.Ai Holdings Corp Class A	10/27/21	5,743,370

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Circle Internet Group Inc	12/2/2025

Figma Inc	1/27/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	141,731,687	551,248,890	689,170,308	1,008,888	-	-	3,810,269	3,809,507	0.0%
Fidelity Securities Lending Cash Central Fund	7,702,292	153,849,205	158,549,903	36,671	-	-	3,001,594	3,001,294	0.0%
Total	149,433,979	705,098,095	847,720,211	1,045,559	-	-	6,811,863

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	495,092,197	491,104,993	-	3,987,204
Consumer Discretionary	273,715,393	273,703,635	11,758	-
Consumer Staples	45,745,671	45,745,671	-	-
Energy	18,217,569	18,217,569	-	-
Financials	51,407,421	51,407,421	-	-
Health Care	252,718,850	252,718,800	-	50
Industrials	63,366,972	62,557,756	-	809,216
Information Technology	1,423,190,113	1,392,272,197	24,771,820	6,146,096
Materials	2,825,877	2,825,877	-	-
Real Estate	6,319,832	6,319,832	-	-
Utilities	16,542,824	16,542,824	-	-

Convertible Preferred Stocks
Communication Services	1,439,332	-	-	1,439,332
Consumer Discretionary	5,091,410	-	-	5,091,410
Financials	489,217	-	-	489,217
Industrials	6,179,544	-	-	6,179,544
Information Technology	859,313	-	-	859,313

Domestic Equity Funds	137,636,436	137,636,436	-	-

Money Market Funds	6,811,863	6,811,863	-	-
Total Investments in Securities:	2,807,649,834	2,757,864,874	24,783,578	25,001,382
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $2,832,303) - See accompanying schedule:
Unaffiliated issuers (cost $1,549,600,745)	$2,800,837,971
Fidelity Central Funds (cost $6,811,863)	6,811,863

Total Investment in Securities (cost $1,556,412,608)		$2,807,649,834
Cash		1
Receivable for investments sold		197,686,901
Receivable for fund shares sold		1,404,884
Dividends receivable		158,834
Distributions receivable from Fidelity Central Funds		19,241
Other receivables		128,885
Total assets		3,007,048,580
Liabilities
Payable to custodian bank	$3
Payable for investments purchased	152,954,366
Payable for fund shares redeemed	1,363,237
Accrued management fee	1,159,235
Collateral on securities loaned	3,001,875
Total liabilities		158,478,716
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$2,848,569,864
Net Assets consist of:
Paid in capital		$1,583,962,998
Total accumulated earnings (loss)		1,264,606,866
Net Assets		$2,848,569,864
Net Asset Value, offering price and redemption price per share ($2,848,569,864 ÷ 101,584,184 shares)		$28.04
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$14,075,446
Interest		234,226
Income from Fidelity Central Funds (including $36,671 from security lending)		1,045,559
Total income		15,355,231
Expenses
Management fee	$13,167,214
Independent trustees' fees and expenses	10,580
Interest	9,644
Total expenses before reductions	13,187,438
Expense reductions	(2,327)
Total expenses after reductions		13,185,111
Net Investment income (loss)		2,170,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	59,110,697
Redemptions in-kind	86,321,167
Foreign currency transactions	(85,532)
Total net realized gain (loss)		145,346,332
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	321,349,725
Assets and liabilities in foreign currencies	(6,633)
Total change in net unrealized appreciation (depreciation)		321,343,092
Net gain (loss)		466,689,424
Net increase (decrease) in net assets resulting from operations		$468,859,544
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,170,120	$3,470,637
Net realized gain (loss)	145,346,332	200,415,253
Change in net unrealized appreciation (depreciation)	321,343,092	346,935,463
Net increase (decrease) in net assets resulting from operations	468,859,544	550,821,353
Distributions to shareholders	(87,141,804)	(5,362,699)

Share transactions
Proceeds from sales of shares	627,479,462	388,050,779
Reinvestment of distributions	87,141,804	5,362,699
Cost of shares redeemed	(776,169,770)	(521,643,391)

Net increase (decrease) in net assets resulting from share transactions	(61,548,504)	(128,229,913)
Total increase (decrease) in net assets	320,169,236	417,228,741

Net Assets
Beginning of period	2,528,400,628	2,111,171,887
End of period	$2,848,569,864	$2,528,400,628

Other Information
Shares
Sold	25,080,298	18,515,596
Issued in reinvestment of distributions	3,485,222	286,663
Redeemed	(31,572,299)	(24,953,544)
Net increase (decrease)	(3,006,779)	(6,151,285)

Financial Highlights
Fidelity® OTC K6 Portfolio

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.17	$19.06	$15.63	$20.36	$14.29
Income from Investment Operations
Net investment income (loss) A,B	.02	.03	.05	(.01)	(.01)
Net realized and unrealized gain (loss)	4.68	5.13	3.39	(3.93)	6.15
Total from investment operations	4.70	5.16	3.44	(3.94)	6.14
Distributions from net investment income	(.05)	(.05)	(.01)	-	(.01)
Distributions from net realized gain	(.78)	-	-	(.79)	(.06)
Total distributions	(.83)	(.05)	(.01)	(.79)	(.07)
Net asset value, end of period	$28.04	$24.17	$19.06	$15.63	$20.36
Total Return C	19.88%	27.14%	22.03%	(20.27)%	43.11%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions, if any	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	.08%	.15%	.34%	(.05)%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,848,570	$2,528,401	$2,111,172	$1,924,349	$2,630,559
Portfolio turnover rate F	64 % G	41%	20% G	39% G	36% G

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity OTC K6 Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,266,966,002
Gross unrealized depreciation	(27,388,608)
Net unrealized appreciation (depreciation)	$1,239,577,394
Tax Cost	$1,568,072,440

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$845,967
Undistributed long-term capital gain	$50,519,744
Net unrealized appreciation (depreciation) on securities and other investments	$1,239,571,142

The Fund intends to elect to defer to its next fiscal year $26,329,988 of capital losses recognized during the period November 1, 2024 to July 31, 2025.

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$14,430,550	$5,362,699
Long-term Capital Gains	72,711,254	-
Total	$87,141,804	$ 5,362,699

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
Fidelity OTC K6 Portfolio	Space Exploration Technologies Corp. Class A	445,200	-
Fidelity OTC K6 Portfolio	Space Exploration Technologies Corp. Class C	848,000	-

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity OTC K6 Portfolio	1,673,676,325	1,772,616,308

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity OTC K6 Portfolio	6,333,752	86,321,167	150,055,533

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity OTC K6 Portfolio	7,402,199	178,768,481
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity OTC K6 Portfolio	14,771

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity OTC K6 Portfolio	Borrower	6,053,182	5.21%	9,644

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.
	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity OTC K6 Portfolio	92,903,996	104,467,216	15,622,024
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity OTC K6 Portfolio	3,856	81	-

8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,327.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and the Shareholders of Fidelity OTC K6 Portfolio:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity OTC K6 Portfolio (the "Fund"), a fund of Fidelity Securities Fund, including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 11, 2025

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $77,814,690, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $160,508 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 99% and 49% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 99.18% and 57.89% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.01% and 0.47% of the dividends distributed in September and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity OTC K6 Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9893897.106
OTC-K6-ANN-0925
Fidelity® Leveraged Company Stock Fund

Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Leveraged Company Stock Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 99.9%
	Shares	Value ($)
CANADA - 0.8%
Information Technology - 0.8%
IT Services - 0.8%
Shopify Inc Class A (b)	246,000	30,070,020
CHINA - 0.7%
Consumer Discretionary - 0.7%
Automobiles - 0.7%
BYD Co Ltd H Shares	1,851,000	27,026,188
HONG KONG - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Studio City International Holdings Ltd ADR (b)	1,090,629	4,995,081
Studio City International Holdings Ltd ADR (b)(c)	993,219	4,548,943

TOTAL HONG KONG		9,544,024
NETHERLANDS - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
ASML Holding NV depository receipt	11,500	7,989,165
NXP Semiconductors NV	144,600	30,911,142

TOTAL NETHERLANDS		38,900,307
TAIWAN - 1.4%
Information Technology - 1.4%
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co Ltd ADR	221,300	53,470,506
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.7%
Flutter Entertainment PLC (United Kingdom) (b)	92,000	28,066,454
UNITED STATES - 95.1%
Communication Services - 10.3%
Entertainment - 2.1%
Netflix Inc (b)	69,100	80,114,540
Interactive Media & Services - 7.9%
Alphabet Inc Class A	424,800	81,519,120
Meta Platforms Inc Class A	294,700	227,932,768
		309,451,888
Media - 0.3%
EchoStar Corp (d)	320,970	10,460,412
TOTAL COMMUNICATION SERVICES		400,026,840

Consumer Discretionary - 10.7%
Broadline Retail - 2.4%
Amazon.com Inc (b)	392,700	91,934,997
Hotels, Restaurants & Leisure - 3.1%
Booking Holdings Inc	4,800	26,419,488
Boyd Gaming Corp (e)	642,266	54,528,383
New Cotai LLC / New Cotai Capital Corp (b)(d)(f)	411,029	168,522
Red Rock Resorts Inc Class A	642,300	39,405,105
		120,521,498
Household Durables - 3.3%
DR Horton Inc	64,200	9,170,328
PulteGroup Inc	105,900	11,958,228
TopBuild Corp (b)(e)	294,300	109,017,550
		130,146,106
Specialty Retail - 1.9%
Dick's Sporting Goods Inc	248,200	52,496,782
Williams-Sonoma Inc	127,408	23,831,666
		76,328,448
TOTAL CONSUMER DISCRETIONARY		418,931,049

Consumer Staples - 1.6%
Beverages - 0.3%
Celsius Holdings Inc (b)	286,500	12,989,910
Consumer Staples Distribution & Retail - 1.3%
Performance Food Group Co (b)	116,400	11,686,560
US Foods Holding Corp (b)	458,200	38,181,806
		49,868,366
TOTAL CONSUMER STAPLES		62,858,276

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Antero Resources Corp (b)	426,500	14,897,645
Energy Transfer LP	1,091,900	19,697,876
		34,595,521
Financials - 14.9%
Capital Markets - 2.8%
Ares Management Corp Class A	239,800	44,490,094
Blue Owl Capital Inc Class A	1,478,000	28,599,300
Moody's Corp	73,200	37,751,436
		110,840,830
Consumer Finance - 1.5%
OneMain Holdings Inc (e)	1,005,000	58,078,950
Financial Services - 7.5%
Apollo Global Management Inc	984,200	143,023,944
Block Inc Class A (b)	667,700	51,586,502
Fiserv Inc (b)	106,200	14,755,428
Mastercard Inc Class A	54,100	30,646,027
Visa Inc Class A	148,700	51,371,389
		291,383,290
Insurance - 3.1%
Arthur J Gallagher & Co	421,400	121,047,150
TOTAL FINANCIALS		581,350,220

Health Care - 1.8%
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp (b)	452,200	47,444,824
Health Care Providers & Services - 0.6%
Tenet Healthcare Corp (b)	143,709	23,177,388
TOTAL HEALTH CARE		70,622,212

Industrials - 19.3%
Aerospace & Defense - 1.8%
ATI Inc (b)	466,200	35,869,428
TransDigm Group Inc	22,200	35,707,812
		71,577,240
Building Products - 2.6%
Builders FirstSource Inc (b)	166,503	21,167,526
Carlisle Cos Inc	103,600	36,747,956
Trane Technologies PLC	102,200	44,771,776
		102,687,258
Construction & Engineering - 6.5%
Comfort Systems USA Inc	189,200	133,064,361
EMCOR Group Inc	104,800	65,760,952
IES Holdings Inc (b)	84,500	29,834,415
WillScot Holdings Corp	792,900	23,271,615
		251,931,343
Electrical Equipment - 5.2%
Eaton Corp PLC	145,200	55,861,344
NEXTracker Inc Class A (b)	150,800	8,785,608
nVent Electric PLC	515,700	40,441,194
Vertiv Holdings Co Class A	663,800	96,649,280
		201,737,426
Ground Transportation - 0.9%
Uber Technologies Inc (b)	383,800	33,678,450
Machinery - 1.8%
Allison Transmission Holdings Inc	25,200	2,269,764
Parker-Hannifin Corp	92,900	67,993,510
		70,263,274
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd	1,493	23,783
Trading Companies & Distributors - 0.5%
Core & Main Inc Class A (b)	318,900	20,294,796
TOTAL INDUSTRIALS		752,193,570

Information Technology - 23.4%
Communications Equipment - 1.3%
Arista Networks Inc	416,500	51,321,130
Semiconductors & Semiconductor Equipment - 14.4%
Broadcom Inc	394,400	115,835,280
KLA Corp	21,100	18,547,533
Lam Research Corp	471,000	44,669,640
Marvell Technology Inc	284,500	22,865,265
Microchip Technology Inc	174,910	11,822,166
Micron Technology Inc	313,500	34,215,390
MKS Inc	282,900	26,926,422
NVIDIA Corp	1,279,900	227,655,813
ON Semiconductor Corp (b)	989,496	55,767,995
		558,305,504
Software - 6.9%
Adobe Inc (b)	58,800	21,032,172
AppLovin Corp Class A (b)	40,900	15,979,630
Figma Inc Class A	9,500	1,097,250
Gen Digital Inc	374,200	11,035,158
Microsoft Corp	217,600	116,089,600
Monday.com Ltd (b)	121,900	31,973,151
Oracle Corp	284,400	72,172,188
		269,379,149
Technology Hardware, Storage & Peripherals - 0.8%
Dell Technologies Inc Class C	249,800	33,145,962
TOTAL INFORMATION TECHNOLOGY		912,151,745

Materials - 3.3%
Chemicals - 0.3%
Chemours Co/The	817,428	9,792,787
Construction Materials - 2.6%
Eagle Materials Inc	197,000	44,185,130
James Hardie Industries PLC ADR (b)	1,260,600	32,699,964
Martin Marietta Materials Inc	45,900	26,386,992
		103,272,086
Containers & Packaging - 0.4%
Graphic Packaging Holding CO (e)	696,100	15,564,796
TOTAL MATERIALS		128,629,669

Utilities - 8.9%
Electric Utilities - 3.2%
Constellation Energy Corp	317,600	110,473,984
PG&E Corp	1,220,058	17,105,213
		127,579,197
Independent Power and Renewable Electricity Producers - 5.7%
Vistra Corp	1,061,900	221,448,626
TOTAL UTILITIES		349,027,823

TOTAL UNITED STATES		3,710,386,925
TOTAL COMMON STOCKS (Cost $2,133,622,871)		3,897,464,424

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/2027 (f) (Cost $549,345)	557,069	777,445

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	7,592,240	7,593,759
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	18,499,575	18,501,425
TOTAL MONEY MARKET FUNDS (Cost $26,095,184)			26,095,184

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,160,267,400)	3,924,337,053
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(22,319,597)
NET ASSETS - 100.0%	3,902,017,456

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,548,943 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,628,934 or 0.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
EchoStar Corp	9/30/24	8,999,999

New Cotai LLC / New Cotai Capital Corp	9/11/20	2,036,135

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	17,797,476	368,167,822	378,371,539	571,967	343	(343)	7,593,759	7,592,240	0.0%
Fidelity Securities Lending Cash Central Fund	-	936,312,666	917,811,241	16,843	-	-	18,501,425	18,499,575	0.1%
Total	17,797,476	1,304,480,488	1,296,182,780	588,810	343	(343)	26,095,184

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	400,026,840	400,026,840	-	-
Consumer Discretionary	483,567,715	456,373,005	27,026,188	168,522
Consumer Staples	62,858,276	62,858,276	-	-
Energy	34,595,521	34,595,521	-	-
Financials	581,350,220	581,350,220	-	-
Health Care	70,622,212	70,622,212	-	-
Industrials	752,193,570	752,193,570	-	-
Information Technology	1,034,592,578	1,034,592,578	-	-
Materials	128,629,669	128,629,669	-	-
Utilities	349,027,823	349,027,823	-	-

Convertible Corporate Bonds
Consumer Discretionary	777,445	-	-	777,445

Money Market Funds	26,095,184	26,095,184	-	-
Total Investments in Securities:	3,924,337,053	3,896,364,898	27,026,188	945,967
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $17,970,623) - See accompanying schedule:
Unaffiliated issuers (cost $2,134,172,216)	$3,898,241,869
Fidelity Central Funds (cost $26,095,184)	26,095,184

Total Investment in Securities (cost $2,160,267,400)		$3,924,337,053
Receivable for fund shares sold		944,575
Dividends receivable		453,965
Interest receivable		2,863
Distributions receivable from Fidelity Central Funds		5,298
Prepaid expenses		721
Receivable from investment adviser for expense reductions		8,103
Total assets		3,925,752,578
Liabilities
Payable for investments purchased	$313,500
Payable for fund shares redeemed	2,447,269
Accrued management fee	2,168,392
Distribution and service plan fees payable	230,068
Other payables and accrued expenses	74,468
Collateral on securities loaned	18,501,425
Total liabilities		23,735,122
Net Assets		$3,902,017,456
Net Assets consist of:
Paid in capital		$2,063,492,030
Total accumulated earnings (loss)		1,838,525,426
Net Assets		$3,902,017,456

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($602,267,203 ÷ 13,599,587 shares)(a)		$44.29
Maximum offering price per share (100/94.25 of $44.29)		$46.99
Class M :
Net Asset Value and redemption price per share ($227,538,639 ÷ 5,146,707 shares)(a)		$44.21
Maximum offering price per share (100/96.50 of $44.21)		$45.81
Class C :
Net Asset Value and offering price per share ($16,965,551 ÷ 384,826 shares)(a)		$44.09
Leveraged Company Stock :
Net Asset Value, offering price and redemption price per share ($2,530,147,777 ÷ 56,942,634 shares)		$44.43
Class K :
Net Asset Value, offering price and redemption price per share ($175,072,946 ÷ 3,913,325 shares)		$44.74
Class I :
Net Asset Value, offering price and redemption price per share ($301,210,202 ÷ 6,791,839 shares)		$44.35
Class Z :
Net Asset Value, offering price and redemption price per share ($48,815,138 ÷ 1,099,994 shares)		$44.38
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$26,262,102
Interest		24,031
Income from Fidelity Central Funds (including $16,843 from security lending)		588,810
Total income		26,874,943
Expenses
Management fee	$22,399,377
Distribution and service plan fees	1,996,913
Custodian fees and expenses	42,476
Independent trustees' fees and expenses	13,319
Registration fees	161,052
Audit fees	85,299
Legal	12,895
Interest	28,465
Miscellaneous	3,830
Total expenses before reductions	24,743,626
Expense reductions	(87,464)
Total expenses after reductions		24,656,162
Net Investment income (loss)		2,218,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	198,431,934
Fidelity Central Funds	343
Foreign currency transactions	37,883
Total net realized gain (loss)		198,470,160
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	508,827,142
Fidelity Central Funds	(343)
Assets and liabilities in foreign currencies	(1,452)
Total change in net unrealized appreciation (depreciation)		508,825,347
Net gain (loss)		707,295,507
Net increase (decrease) in net assets resulting from operations		$709,514,288
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,218,781	$7,828,277
Net realized gain (loss)	198,470,160	329,021,974
Change in net unrealized appreciation (depreciation)	508,825,347	97,256,154
Net increase (decrease) in net assets resulting from operations	709,514,288	434,106,405
Distributions to shareholders	(363,152,282)	(234,459,677)

Share transactions - net increase (decrease)	887,737,837	396,299,458
Total increase (decrease) in net assets	1,234,099,843	595,946,186

Net Assets
Beginning of period	2,667,917,613	2,071,971,427
End of period	$3,902,017,456	$2,667,917,613

Financial Highlights
Fidelity Advisor® Leveraged Company Stock Fund Class A

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.90
Income from Investment Operations
Net investment income (loss) B,C	(.06)
Net realized and unrealized gain (loss)	5.61
Total from investment operations	5.55
Distributions from net investment income	(.08) D
Distributions from net realized gain	(1.08) D
Total distributions	(1.16)
Net asset value, end of period	$44.29
Total Return E,F,G	14.35%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.98% J,K
Expenses net of fee waivers, if any	.98 % J,K
Expenses net of all reductions, if any	.98% J,K
Net investment income (loss)	(.21)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$602,267
Portfolio turnover rate L	12 % M

AFor the period October 18, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAudit fees are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Leveraged Company Stock Fund Class M

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.90
Income from Investment Operations
Net investment income (loss) B,C	(.14)
Net realized and unrealized gain (loss)	5.59
Total from investment operations	5.45
Distributions from net investment income	(.06) D
Distributions from net realized gain	(1.08) D
Total distributions	(1.14)
Net asset value, end of period	$44.21
Total Return E,F,G	14.09%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.23% J,K
Expenses net of fee waivers, if any	1.23 % J,K
Expenses net of all reductions, if any	1.23% J,K
Net investment income (loss)	(.46)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$227,539
Portfolio turnover rate L	12 % M

AFor the period October 18, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAudit fees are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Leveraged Company Stock Fund Class C

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.90
Income from Investment Operations
Net investment income (loss) B,C	(.29)
Net realized and unrealized gain (loss)	5.58
Total from investment operations	5.29
Distributions from net investment income	(.02) D
Distributions from net realized gain	(1.08) D
Total distributions	(1.10)
Net asset value, end of period	$44.09
Total Return E,F,G	13.67%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.73% J,K
Expenses net of fee waivers, if any	1.73 % J,K
Expenses net of all reductions, if any	1.73% J,K
Net investment income (loss)	(.96)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$16,966
Portfolio turnover rate L	12 % M

AFor the period October 18, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAudit fees are not annualized.
KAnnualized.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
MThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Leveraged Company Stock Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$40.88	$37.87	$39.65	$48.37	$30.88
Income from Investment Operations
Net investment income (loss) A,B	.06	.13	.30	.17	.03 C
Net realized and unrealized gain (loss)	9.05	7.13	3.69 D	(4.89)	17.50
Total from investment operations	9.11	7.26	3.99	(4.72)	17.53
Distributions from net investment income	(.30) E	(.22)	(.25)	(.12)	(.04)
Distributions from net realized gain	(5.26) E	(4.04)	(5.52)	(3.89)	-
Total distributions	(5.56)	(4.25) F	(5.77)	(4.00) F	(.04)
Net asset value, end of period	$44.43	$40.88	$37.87	$39.65	$48.37
Total Return G	25.52%	21.84%	12.01% D	(10.85)%	56.84%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.69%	.73%	.75%	.74%	.75%
Expenses net of fee waivers, if any	.69%	.72%	.74%	.74%	.75%
Expenses net of all reductions, if any	.69%	.72%	.74%	.74%	.75%
Net investment income (loss)	.15%	.35%	.87%	.38%	.06% C
Supplemental Data
Net assets, end of period (000 omitted)	$2,530,148	$2,512,446	$1,933,517	$1,936,630	$2,533,725
Portfolio turnover rate J	12 % K	50%	58%	26%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.05)%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 11.96%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Leveraged Company Stock Fund Class K

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.13	$38.08	$39.84	$48.58	$31.01
Income from Investment Operations
Net investment income (loss) A,B	.09	.17	.33	.21	.06 C
Net realized and unrealized gain (loss)	9.11	7.16	3.72 D	(4.91)	17.59
Total from investment operations	9.20	7.33	4.05	(4.70)	17.65
Distributions from net investment income	(.33) E	(.25)	(.28)	(.16)	(.08)
Distributions from net realized gain	(5.26) E	(4.04)	(5.52)	(3.89)	-
Total distributions	(5.59)	(4.28)	(5.81) F	(4.04) F	(.08)
Net asset value, end of period	$44.74	$41.13	$38.08	$39.84	$48.58
Total Return G	25.64%	21.95%	12.11% D	(10.77)%	57.00%
Ratios to Average Net Assets B,H,I
Expenses before reductions	.61%	.63%	.65%	.65%	.66%
Expenses net of fee waivers, if any	.61%	.62%	.65%	.65%	.66%
Expenses net of all reductions, if any	.61%	.62%	.65%	.65%	.66%
Net investment income (loss)	.23%	.45%	.96%	.47%	.15% C
Supplemental Data
Net assets, end of period (000 omitted)	$175,073	$155,472	$138,454	$273,742	$362,018
Portfolio turnover rate J	12 % K	50%	58%	26%	15%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .05%.
DNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been 12.06%.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Leveraged Company Stock Fund Class I

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.90
Income from Investment Operations
Net investment income (loss) B,C	.01
Net realized and unrealized gain (loss)	5.62
Total from investment operations	5.63
Distributions from net investment income	(.10) D
Distributions from net realized gain	(1.08) D
Total distributions	(1.18)
Net asset value, end of period	$44.35
Total Return E,F	14.56%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.73% I,J
Expenses net of fee waivers, if any	.73 % I,J
Expenses net of all reductions, if any	.73% I,J
Net investment income (loss)	.04% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$301,210
Portfolio turnover rate K	12 % L

AFor the period October 18, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Leveraged Company Stock Fund Class Z

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$39.90
Income from Investment Operations
Net investment income (loss) B,C	.05
Net realized and unrealized gain (loss)	5.62
Total from investment operations	5.67
Distributions from net investment income	(.11) D
Distributions from net realized gain	(1.08) D
Total distributions	(1.19)
Net asset value, end of period	$44.38
Total Return E,F	14.67%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.61% I,J
Expenses net of fee waivers, if any	.61 % I,J
Expenses net of all reductions, if any	.61% I,J
Net investment income (loss)	.15% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$48,815
Portfolio turnover rate K	12 % L

AFor the period October 18, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAudit fees are not annualized.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on October 18, 2024. The Fund offers Class A, Class M, Class C, Class I, Leveraged Company Stock, Class K and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon the receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,817,704,978
Gross unrealized depreciation	(53,521,920)
Net unrealized appreciation (depreciation)	$1,764,183,058
Tax Cost	$2,160,153,995

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$78,221,444
Net unrealized appreciation (depreciation) on securities and other investments	$1,764,181,819

The Fund intends to elect to defer to its next fiscal year $3,877,838 of ordinary losses recognized during the period January 1, 2025 to July 31, 2025.

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$20,133,818	$ 12,060,300
Long-term Capital Gains	343,018,464	222,399,377
Total	$363,152,282	$ 234,459,677

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Leveraged Company Stock Fund	382,386,414	981,851,145
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.75
Class M	.74
Class C	.77
Leveraged Company Stock	.70
Class K	.61
Class I	.74
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.72
Class M	.72
Class C	.72
Leveraged Company Stock	.68
Class K	.60
Class I	.72
Class Z	.60

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	1,057,449	5,076
Class M	.25%	.25%	809,332	172
Class C	.75%	.25%	130,132	6,897
			1,996,913	12,145

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	16,822
Class M	1,393
Class CA	196
18,411

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Leveraged Company Stock Fund	10,350

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Leveraged Company Stock Fund.	Borrower	16,912,273	5.51%	28,465

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Leveraged Company Stock Fund	15,195,220	81,603,213	12,854,288
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Leveraged Company Stock Fund	3,517
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Leveraged Company Stock Fund	1,879	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,103 and a portion of class-level operating expenses as follows:

Amount ($)
Class A	12,420
Class M	4,819
Class C	409
Growth & Income	51,113
Class K	3,550
Class I	6,109
Class Z	941
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2025A	Year ended July 31, 2024
Fidelity Leveraged Company Stock Fund
Distributions to shareholders
Class A	$16,723,230	$ -
Class M	6,369,794	-
Class C	514,151	-
Leveraged Company Stock	308,869,134	218,850,758
Class K	21,027,914	15,608,919
Class I	8,339,469	-
Class Z	1,308,590	-
Total	$363,152,282	$234,459,677

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 18, 2024 (commencement of sale of shares) through July 31, 2025.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity Leveraged Company Stock Fund
Class A
Shares sold	504,798	-	$19,392,780	$ -
Issued in exchange for the shares of the Acquired Fund(s)	14,597,554	-	571,640,793	-
Reinvestment of distributions	411,663	-	15,886,060	-
Shares redeemed	(1,914,428)	-	(73,829,090)	-
Net increase (decrease)	13,599,587	-	$533,090,543	$ -
Class M
Shares sold	314,906	-	$12,109,161	$ -
Issued in exchange for the shares of the Acquired Fund(s)	5,710,958	-	223,583,900	-
Reinvestment of distributions	162,794	-	6,280,609	-
Shares redeemed	(1,041,951)	-	(39,752,043)	-
Net increase (decrease)	5,146,707	-	$202,221,627	$ -
Class C
Shares sold	18,438	-	$709,295	$ -
Issued in exchange for the shares of the Acquired Fund(s)	485,364	-	19,002,045	-
Reinvestment of distributions	13,202	-	509,447	-
Shares redeemed	(132,178)	-	(5,060,661)	-
Net increase (decrease)	384,826	-	$15,160,126	$ -
Leveraged Company Stock
Shares sold	2,819,212	11,676,170	$112,289,544	$458,184,112
Reinvestment of distributions	7,916,289	6,073,720	290,942,748	205,661,213
Shares redeemed	(15,253,703)	(7,348,262)	(581,215,258)	(272,157,532)
Net increase (decrease)	(4,518,202)	10,401,628	$(177,982,966)	$391,687,793
Class K
Shares sold	872,885	758,613	$34,859,975	$29,116,354
Reinvestment of distributions	568,340	458,518	21,027,914	15,608,918
Shares redeemed	(1,308,040)	(1,073,291)	(50,271,182)	(40,113,607)
Net increase (decrease)	133,185	143,840	$5,616,707	$4,611,665
Class I
Shares sold	723,022	-	$27,831,489	$ -
Issued in exchange for the shares of the Acquired Fund(s)	7,245,789	-	283,745,005	-
Reinvestment of distributions	200,470	-	7,736,154	-
Shares redeemed	(1,377,442)	-	(52,865,199)	-
Net increase (decrease)	6,791,839	-	$266,447,449	$ -
Class Z
Shares sold	254,132	-	$9,997,927	$ -
Issued in exchange for the shares of the Acquired Fund(s)	1,069,229	-	41,870,977	-
Reinvestment of distributions	27,215	-	1,049,943	-
Shares redeemed	(250,582)	-	(9,734,496)	-
Net increase (decrease)	1,099,994	-	$43,184,351	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 18, 2024 (commencement of sale of shares) through July 31, 2025.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Reorganization Information.
On October 25, 2024, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Leveraged Company Stock Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on October 18, 2024. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Leveraged Company Stock Fund	1,136,980,523	431,302,924
Class A			571,640,793	12,392,531	1.1779315628
Class M			223,583,900	5,274,937	1.0826590038
Class C			19,002,045	559,345	.8677369093
Class I			283,745,005	5,788,684	1.2517160368
Class Z			41,870,976	848,244	1.2605209397

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Leveraged Company Stock Fund	2,512,421,176	3,652,263,895

Pro forma results of operations of the combined entity for the entire period ended July 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$2,010,854
Total net realized gain (loss)	222,197,883
Total change in net unrealized appreciation (depreciation)	570,811,613
Net increase (decrease) in net assets resulting from operations	$795,020,350

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since October 25, 2024.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and Shareholders of Fidelity Leveraged Company Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Leveraged Company Stock Fund (one of the funds constituting Fidelity Securities Fund, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Fidelity Leveraged Company Stock Fund (Acquiring Fund) hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $183,210,088, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Leveraged Company Stock Fund (Target Fund) hereby designates as a capital gain dividend with respect to the taxable year ended October 25, 2024, $17,551,115, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Leveraged Company Stock Fund (Acquiring Fund) designates $995,627 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Fidelity Advisor Leveraged Company Stock Fund (Target Fund) designates $135,111 of distributions paid during the fiscal year ended October 2024 as qualifying to be taxed as section 163(j) interest dividends.

Fidelity Leveraged Company Stock Fund (Acquiring Fund): Class A designates 0% and 100%; Class M designates 0% and 100%; Class C designates 0% and 100%; Leveraged Company Stock Fund designates 83% and 100%; Class K designates 76% and 100%; Class I designates 0% and 100%; and Class Z designates 0% and 93% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Advisor Leveraged Company Stock Fund (Target Fund): Class A designates 100%; Class M designates 100%; Class C designates 100%; Class I designates 88%; and Class Z designates 77% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Leveraged Company Stock Fund (Acquiring Fund): Class A designates 0% and 100%; Class M designates 0%, and 100%; Class C designates 0% and 100%; Leveraged Company Stock Fund designates 99.08% and 100%; Class K designates 90.77% and 100%; Class I designates 0% and 100%; and Class Z designates 0% and 99.40% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Advisor Leveraged Company Stock Fund (Target Fund): Class A designates 100%; Class M designates 100%; Class C designates 100%; Class I designates 97.24%; and Class Z designates 84.27% of the dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Leveraged Company Stock Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies  (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.762413.124
LSF-ANN-0925
Fidelity® Growth & Income Portfolio

Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Growth & Income Portfolio
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 95.6%
	Shares	Value ($)
BELGIUM - 1.0%
Health Care - 1.0%
Pharmaceuticals - 1.0%
UCB SA	576,000	125,188,727
CANADA - 2.0%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Imperial Oil Ltd (a)	2,396,726	199,836,717
South Bow Corp	369,700	9,709,428
		209,546,145
Financials - 0.3%
Capital Markets - 0.3%
Brookfield Corp Class A (United States)	682,703	45,775,236
TOTAL CANADA		255,321,381
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR (a)	647,500	30,477,825
FRANCE - 0.8%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Kering SA	9,600	2,357,236
Consumer Staples - 0.4%
Beverages - 0.4%
Pernod Ricard SA	402,200	41,474,395
Remy Cointreau SA (a)	79,991	4,769,679
Remy Cointreau SA rights (a)(b)(c)	79,991	45,643
		46,289,717
Industrials - 0.4%
Aerospace & Defense - 0.4%
Airbus SE	271,000	54,485,947
TOTAL FRANCE		103,132,900
GERMANY - 1.2%
Information Technology - 1.2%
Software - 1.2%
SAP SE ADR	506,445	145,197,782
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV (a)	2,923,800	20,220,042
NETHERLANDS - 0.8%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	1,829,900	52,640,593
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	16,300	11,323,773
BE Semiconductor Industries NV	251,400	34,169,514
		45,493,287
TOTAL NETHERLANDS		98,133,880
SPAIN - 0.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Cellnex Telecom SA (d)(e)	1,076,100	38,069,405
SWITZERLAND - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	11,490	1,803,601
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	405,000	97,856,100
UNITED KINGDOM - 1.2%
Consumer Staples - 0.6%
Beverages - 0.3%
Diageo PLC ADR	341,511	33,451,002
Tobacco - 0.3%
British American Tobacco PLC ADR	728,800	39,121,984
TOTAL CONSUMER STAPLES		72,572,986

Financials - 0.2%
Capital Markets - 0.2%
3i Group PLC	552,900	30,211,656
Industrials - 0.4%
Professional Services - 0.4%
RELX PLC	985,839	51,225,268
TOTAL UNITED KINGDOM		154,009,910
UNITED STATES - 86.3%
Communication Services - 4.2%
Diversified Telecommunication Services - 0.2%
Verizon Communications Inc	471,783	20,173,441
Entertainment - 0.5%
Walt Disney Co/The	448,990	53,479,199
Warner Music Group Corp Class A	383,300	11,215,358
		64,694,557
Interactive Media & Services - 2.4%
Alphabet Inc Class A	514,800	98,790,120
Alphabet Inc Class C	433,440	83,593,238
Meta Platforms Inc Class A	154,400	119,419,136
		301,802,494
Media - 1.1%
Comcast Corp Class A	4,247,470	141,143,428
TOTAL COMMUNICATION SERVICES		527,813,920

Consumer Discretionary - 2.0%
Hotels, Restaurants & Leisure - 0.6%
Churchill Downs Inc	59,900	6,411,696
Domino's Pizza Inc	27,700	12,830,917
Marriott International Inc/MD Class A1	72,923	19,239,275
Starbucks Corp	348,860	31,104,358
		69,586,246
Household Durables - 0.6%
Somnigroup International Inc	796,155	57,625,699
Whirlpool Corp (a)	202,594	16,823,406
		74,449,105
Specialty Retail - 0.7%
Home Depot Inc/The	6,700	2,462,317
Lowe's Cos Inc	376,171	84,100,550
		86,562,867
Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc Class B	299,100	22,339,779
TOTAL CONSUMER DISCRETIONARY		252,937,997

Consumer Staples - 4.4%
Beverages - 1.8%
Brown-Forman Corp Class B (a)	689,800	19,900,730
Coca-Cola Co/The	1,664,694	113,016,076
Keurig Dr Pepper Inc	2,664,300	86,989,395
PepsiCo Inc	23,900	3,296,288
		223,202,489
Consumer Staples Distribution & Retail - 0.8%
Sysco Corp	412,036	32,798,066
Target Corp	521,000	52,360,500
Walmart Inc	184,300	18,057,714
		103,216,280
Food Products - 0.0%
Lamb Weston Holdings Inc	114,300	6,523,100
Household Products - 0.2%
Colgate-Palmolive Co	69,100	5,794,035
Procter & Gamble Co/The	101,000	15,197,470
Reynolds Consumer Products Inc	97,500	2,192,775
		23,184,280
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	443,600	41,405,624
Kenvue Inc	3,918,115	84,004,386
		125,410,010
Tobacco - 0.6%
Philip Morris International Inc	451,600	74,084,980
TOTAL CONSUMER STAPLES		555,621,139

Energy - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
ConocoPhillips	291,100	27,753,474
Exxon Mobil Corp	5,984,663	668,127,777
Shell PLC ADR	3,820,700	275,892,747
		971,773,998
Financials - 18.8%
Banks - 12.8%
Bank of America Corp	8,132,378	384,417,508
JPMorgan Chase & Co	115,918	34,339,548
M&T Bank Corp	411,494	77,648,918
PNC Financial Services Group Inc/The	816,817	155,415,771
Truist Financial Corp	404,400	17,676,324
US Bancorp	2,623,367	117,946,580
Wells Fargo & Co (f)	10,091,441	813,672,888
		1,601,117,537
Capital Markets - 2.2%
Charles Schwab Corp/The	246,000	24,041,580
Intercontinental Exchange Inc	13,700	2,532,171
KKR & Co Inc Class A	661,165	96,913,566
Moody's Corp	26,600	13,718,418
Morgan Stanley	49,981	7,120,293
MSCI Inc	2,100	1,178,856
Northern Trust Corp	860,558	111,872,540
Raymond James Financial Inc	142,820	23,869,507
		281,246,931
Financial Services - 2.5%
Apollo Global Management Inc	113,100	16,435,692
Global Payments Inc	217,000	17,349,150
Mastercard Inc Class A	74,067	41,956,733
Visa Inc Class A	688,115	237,723,090
		313,464,665
Insurance - 1.3%
American Financial Group Inc/OH	26,500	3,309,850
Arthur J Gallagher & Co	144,200	41,421,450
Brown & Brown Inc	450,700	41,180,459
Chubb Ltd	99,156	26,379,462
Marsh & McLennan Cos Inc	170,136	33,891,091
The Travelers Companies, Inc.	56,427	14,684,562
		160,866,874
TOTAL FINANCIALS		2,356,696,007

Health Care - 8.5%
Biotechnology - 0.1%
Gilead Sciences Inc	89,900	10,094,871
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	205,900	25,982,521
Baxter International Inc	806,300	17,545,088
Becton Dickinson & Co	151,604	27,023,413
Boston Scientific Corp (b)(f)	1,053,642	110,548,119
		181,099,141
Health Care Providers & Services - 2.9%
Cardinal Health Inc	233,511	36,245,577
Cigna Group/The	327,154	87,474,437
Humana Inc	172,400	43,077,588
McKesson Corp	101,667	70,510,131
UnitedHealth Group Inc	530,187	132,313,468
		369,621,201
Life Sciences Tools & Services - 0.9%
Bruker Corp	424,200	16,302,006
Danaher Corp	311,803	61,475,079
Thermo Fisher Scientific Inc	88,200	41,249,376
		119,026,461
Pharmaceuticals - 3.2%
Eli Lilly & Co	77,248	57,168,927
GSK PLC ADR	3,150,775	117,051,292
Haleon PLC ADR	8,889,020	83,823,459
Johnson & Johnson	417,741	68,818,652
Merck & Co Inc	581,200	45,403,344
Royalty Pharma PLC Class A	608,500	22,392,800
Zoetis Inc Class A	15,400	2,245,166
		396,903,640
TOTAL HEALTH CARE		1,076,745,314

Industrials - 16.5%
Aerospace & Defense - 8.2%
Boeing Co (b)	1,384,330	307,099,767
GE Aerospace (f)	2,116,047	573,618,021
General Dynamics Corp	171,561	53,460,123
Howmet Aerospace Inc	97,250	17,482,633
Huntington Ingalls Industries Inc	200,484	55,906,968
RTX Corp	52,000	8,193,640
Textron Inc	205,500	15,981,735
		1,031,742,887
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	1,414,478	121,871,424
Building Products - 0.2%
A O Smith Corp	279,200	19,764,568
AAON Inc	79,892	6,670,982
		26,435,550
Commercial Services & Supplies - 0.5%
GFL Environmental Inc Subordinate Voting Shares	1,152,300	58,030,813
Veralto Corp	89,934	9,427,781
		67,458,594
Electrical Equipment - 3.9%
AMETEK Inc	40,000	7,394,000
Emerson Electric Co	47,400	6,897,174
GE Vernova Inc (f)	727,461	480,335,224
		494,626,398
Ground Transportation - 0.2%
Knight-Swift Transportation Holdings Inc	661,809	28,126,883
Machinery - 1.6%
Allison Transmission Holdings Inc	385,900	34,758,013
Cummins Inc	64,676	23,776,191
Deere & Co	29,400	15,416,478
Donaldson Co Inc	957,712	68,926,533
Nordson Corp	160,127	34,300,805
Otis Worldwide Corp	161,438	13,833,622
Stanley Black & Decker Inc	82,128	5,555,959
Westinghouse Air Brake Technologies Corp	31,200	5,991,960
		202,559,561
Trading Companies & Distributors - 0.9%
Watsco Inc	197,455	89,028,510
Wesco International Inc	99,400	20,571,824
		109,600,334
TOTAL INDUSTRIALS		2,082,421,631

Information Technology - 19.8%
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp/DE	67,864	11,834,123
IT Services - 0.2%
Amdocs Ltd	303,400	25,898,224
Semiconductors & Semiconductor Equipment - 8.0%
Analog Devices Inc	68,708	15,433,878
Applied Materials Inc	198,495	35,741,010
Broadcom Inc	807,500	237,162,750
Lam Research Corp	432,500	41,018,300
Marvell Technology Inc	1,440,289	115,756,027
Microchip Technology Inc	63,100	4,264,929
Micron Technology Inc	283,500	30,941,190
NVIDIA Corp	2,891,900	514,382,253
Teradyne Inc	134,900	14,492,307
		1,009,192,644
Software - 9.0%
Intuit Inc	81,800	64,223,634
Microsoft Corp (f)	1,989,565	1,061,432,928
		1,125,656,562
Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc	1,492,994	309,900,765
TOTAL INFORMATION TECHNOLOGY		2,482,482,318

Materials - 0.7%
Chemicals - 0.7%
Air Products and Chemicals Inc	63,000	18,136,440
Mosaic Co/The	1,250,200	45,019,702
PPG Industries Inc	60,322	6,363,971
Scotts Miracle-Gro Co/The	283,900	17,789,174
Sherwin-Williams Co/The	16,000	5,294,080
		92,603,367
Real Estate - 1.3%
Industrial REITs - 0.0%
Terreno Realty Corp	100,300	5,565,647
Residential REITs - 0.2%
Sun Communities Inc	170,900	21,196,727
Specialized REITs - 1.1%
American Tower Corp	365,878	76,245,316
Crown Castle Inc	562,700	59,134,143
Public Storage Operating Co	2,600	707,044
		136,086,503
TOTAL REAL ESTATE		162,848,877

Utilities - 2.4%
Electric Utilities - 2.2%
Constellation Energy Corp	21,813	7,587,434
Duke Energy Corp	223,921	27,237,750
Edison International	252,500	13,160,300
Entergy Corp	316,526	28,623,446
Eversource Energy	366,600	24,232,260
Exelon Corp	174,240	7,830,346
FirstEnergy Corp	140,000	5,979,400
NextEra Energy Inc	60,000	4,263,600
PG&E Corp	301,400	4,225,628
Southern Co/The	1,695,166	160,159,284
		283,299,448
Multi-Utilities - 0.2%
Sempra	265,092	21,652,714
TOTAL UTILITIES		304,952,162

TOTAL UNITED STATES		10,866,896,730
ZAMBIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
First Quantum Minerals Ltd (b)	6,503,400	109,313,067
TOTAL COMMON STOCKS (Cost $6,411,800,530)		12,045,621,350

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
UNITED STATES - 1.3%
Industrials - 1.3%
Aerospace & Defense - 1.3%
Boeing Co Series A, 6% (Cost $123,905,042)	2,366,400	167,754,096

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	365,434,720	365,507,807
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	226,430,487	226,453,130
TOTAL MONEY MARKET FUNDS (Cost $591,960,937)			591,960,937

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $7,127,666,509)	12,805,336,383
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(206,771,313)
NET ASSETS - 100.0%	12,598,565,070

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Boston Scientific Corp	Chicago Board Options Exchange	1,562	16,388,504	110.00	09/19/25	(206,965)
GE Aerospace	Chicago Board Options Exchange	562	15,234,696	300.00	09/19/25	(143,591)
GE Vernova Inc	Chicago Board Options Exchange	413	27,269,977	650.00	09/19/25	(2,081,520)
GE Vernova Inc	Chicago Board Options Exchange	330	21,789,570	740.00	09/19/25	(524,700)
Microsoft Corp	Chicago Board Options Exchange	990	52,816,500	525.00	09/19/25	(2,197,800)
Wells Fargo & Co	Chicago Board Options Exchange	5,028	40,540,764	90.00	09/19/25	(138,270)

						(5,292,846)
TOTAL WRITTEN OPTIONS						(5,292,846)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $38,069,405 or 0.3% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,069,405 or 0.3% of net assets.

(f)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $174,040,011.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	160,733,873	1,653,228,132	1,491,445,304	12,333,184	-	-	365,507,807	365,434,720	0.6%
Fidelity Securities Lending Cash Central Fund	16,822,980	1,056,110,058	846,479,908	241,427	-	-	226,453,130	226,430,487	0.8%
Total	177,556,853	2,709,338,190	2,337,925,212	12,574,611	-	-	591,960,937

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	618,523,918	565,883,325	52,640,593	-
Consumer Discretionary	255,295,233	252,937,997	2,357,236	-
Consumer Staples	694,703,884	694,703,884	-	-
Energy	1,181,320,143	1,181,320,143	-	-
Financials	2,432,682,899	2,402,471,243	30,211,656	-
Health Care	1,234,215,467	1,234,215,467	-	-
Industrials	2,188,132,846	2,082,421,631	105,711,215	-
Information Technology	2,771,029,487	2,771,029,487	-	-
Materials	201,916,434	201,916,434	-	-
Real Estate	162,848,877	162,848,877	-	-
Utilities	304,952,162	304,952,162	-	-

Convertible Preferred Stocks
Industrials	167,754,096	-	167,754,096	-

Money Market Funds	591,960,937	591,960,937	-	-
Total Investments in Securities:	12,805,336,383	12,446,661,587	358,674,796	-
Derivative Instruments:

Liabilities
Written Options	(5,292,846)	(5,292,846)	-	-
Total Liabilities	(5,292,846)	(5,292,846)	-	-
Total Derivative Instruments:	(5,292,846)	(5,292,846)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(5,292,846)
Total Equity Risk	0	(5,292,846)
Total Value of Derivatives	0	(5,292,846)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $213,195,439) - See accompanying schedule:
Unaffiliated issuers (cost $6,535,705,572)	$12,213,375,446
Fidelity Central Funds (cost $591,960,937)	591,960,937

Total Investment in Securities (cost $7,127,666,509)		$12,805,336,383
Cash		737,407
Foreign currency held at value (cost $40)		40
Receivable for investments sold		50,898,056
Receivable for fund shares sold		2,409,431
Dividends receivable		6,563,654
Distributions receivable from Fidelity Central Funds		1,224,814
Prepaid expenses		2,182
Receivable from investment adviser for expense reductions		7,614
Other receivables		84,625
Total assets		12,867,264,206
Liabilities
Payable for investments purchased
Regular delivery	$26,428,063
Delayed delivery	45,643
Payable for fund shares redeemed	4,549,349
Accrued management fee	5,474,469
Distribution and service plan fees payable	292,073
Written options, at value (premium received $2,756,741)	5,292,846
Other payables and accrued expenses	163,563
Collateral on securities loaned	226,453,130
Total liabilities		268,699,136
Net Assets		$12,598,565,070
Net Assets consist of:
Paid in capital		$6,107,831,222
Total accumulated earnings (loss)		6,490,733,848
Net Assets		$12,598,565,070

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($668,893,537 ÷ 9,629,785 shares)(a)		$69.46
Maximum offering price per share (100/94.25 of $69.46)		$73.70
Class M :
Net Asset Value and redemption price per share ($232,932,227 ÷ 3,354,422 shares)(a)		$69.44
Maximum offering price per share (100/96.50 of $69.44)		$71.96
Class C :
Net Asset Value and offering price per share ($67,496,537 ÷ 972,842 shares)(a)		$69.38
Growth and Income :
Net Asset Value, offering price and redemption price per share ($10,506,099,658 ÷ 151,176,135 shares)		$69.50
Class K :
Net Asset Value, offering price and redemption price per share ($687,568,642 ÷ 9,898,882 shares)		$69.46
Class I :
Net Asset Value, offering price and redemption price per share ($248,604,930 ÷ 3,577,291 shares)		$69.50
Class Z :
Net Asset Value, offering price and redemption price per share ($186,969,539 ÷ 2,690,584 shares)		$69.49
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$198,448,793
Interest		1,919,758
Income from Fidelity Central Funds (including $241,427 from security lending)		12,574,611
Total income		212,943,162
Expenses
Management fee	$58,497,410
Distribution and service plan fees	1,095,557
Custodian fees and expenses	368,169
Independent trustees' fees and expenses	45,066
Registration fees	203,786
Audit fees	105,590
Legal	12,958
Interest	10,140
Miscellaneous	38,613
Total expenses before reductions	60,377,289
Expense reductions	(115,653)
Total expenses after reductions		60,261,636
Net Investment income (loss)		152,681,526
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,090,145,287
Foreign currency transactions	(109,948)
Written options	5,430,480
Total net realized gain (loss)		1,095,465,819
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	757,473,022
Assets and liabilities in foreign currencies	60,862
Written options	(3,687,878)
Total change in net unrealized appreciation (depreciation)		753,846,006
Net gain (loss)		1,849,311,825
Net increase (decrease) in net assets resulting from operations		$2,001,993,351
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$152,681,526	$149,007,941
Net realized gain (loss)	1,095,465,819	499,594,591
Change in net unrealized appreciation (depreciation)	753,846,006	1,234,252,892
Net increase (decrease) in net assets resulting from operations	2,001,993,351	1,882,855,424
Distributions to shareholders	(728,201,156)	(367,129,629)

Share transactions - net increase (decrease)	567,743,618	(115,748,114)
Total increase (decrease) in net assets	1,841,535,813	1,399,977,681

Net Assets
Beginning of period	10,757,029,257	9,357,051,576
End of period	$12,598,565,070	$10,757,029,257

Financial Highlights
Fidelity Advisor® Growth & Income Fund Class A

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$62.51
Income from Investment Operations
Net investment income (loss) B,C	.24
Net realized and unrealized gain (loss)	7.08
Total from investment operations	7.32
Distributions from net investment income	(.36)
Distributions from net realized gain	- D
Total distributions	(.37) E
Net asset value, end of period	$69.46
Total Return F,G	11.78%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.82% J
Expenses net of fee waivers, if any	.82 % J
Expenses net of all reductions, if any	.82% J
Net investment income (loss)	1.04% J
Supplemental Data
Net assets, end of period (000 omitted)	$668,894
Portfolio turnover rate K	15 % L

AFor the period March 20, 2025 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Growth & Income Fund Class M

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$62.51
Income from Investment Operations
Net investment income (loss) B,C	.18
Net realized and unrealized gain (loss)	7.08
Total from investment operations	7.26
Distributions from net investment income	(.33)
Distributions from net realized gain	- D
Total distributions	(.33)
Net asset value, end of period	$69.44
Total Return E,F	11.69%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.07% I
Expenses net of fee waivers, if any	1.07 % I
Expenses net of all reductions, if any	1.07% I
Net investment income (loss)	.79% I
Supplemental Data
Net assets, end of period (000 omitted)	$232,932
Portfolio turnover rate J	15 % K

AFor the period March 20, 2025 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Growth & Income Fund Class C

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$62.51
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	7.06
Total from investment operations	7.13
Distributions from net investment income	(.26)
Distributions from net realized gain	- D
Total distributions	(.26)
Net asset value, end of period	$69.38
Total Return E,F	11.48%
Ratios to Average Net Assets C,G,H
Expenses before reductions	1.57% I
Expenses net of fee waivers, if any	1.57 % I
Expenses net of all reductions, if any	1.57% I
Net investment income (loss)	.28% I
Supplemental Data
Net assets, end of period (000 omitted)	$67,497
Portfolio turnover rate J	15 % K

AFor the period March 20, 2025 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Growth & Income Portfolio

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$62.78	$54.20	$48.92	$51.87	$38.15
Income from Investment Operations
Net investment income (loss) A,B	.87	.85	.84	.76	.78
Net realized and unrealized gain (loss)	10.05	9.84	6.13	(.61)	14.49
Total from investment operations	10.92	10.69	6.97	.15	15.27
Distributions from net investment income	(.88)	(.84)	(.86)	(1.06)	(.79)
Distributions from net realized gain	(3.32)	(1.27)	(.83)	(2.05)	(.75)
Total distributions	(4.20)	(2.11)	(1.69)	(3.10) C	(1.55) C
Net asset value, end of period	$69.50	$62.78	$54.20	$48.92	$51.87
Total Return D	18.36%	20.41%	14.77%	.26%	41.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.53%	.56%	.58%	.57%	.58%
Expenses net of fee waivers, if any	.53%	.56%	.58%	.57%	.58%
Expenses net of all reductions, if any	.53%	.56%	.58%	.57%	.58%
Net investment income (loss)	1.36%	1.52%	1.71%	1.51%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$10,506,100	$9,390,438	$8,277,107	$7,360,433	$7,218,934
Portfolio turnover rate G	15 % H	19%	13%	12%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity® Growth & Income Portfolio Class K

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$62.71	$54.14	$48.86	$51.82	$38.11
Income from Investment Operations
Net investment income (loss) A,B	.91	.90	.89	.81	.81
Net realized and unrealized gain (loss)	10.06	9.83	6.13	(.62)	14.48
Total from investment operations	10.97	10.73	7.02	.19	15.29
Distributions from net investment income	(.89)	(.89)	(.91)	(1.10)	(.83)
Distributions from net realized gain	(3.32)	(1.27)	(.83)	(2.05)	(.75)
Total distributions	(4.22) C	(2.16)	(1.74)	(3.15)	(1.58)
Net asset value, end of period	$69.46	$62.71	$54.14	$48.86	$51.82
Total Return D	18.46%	20.52%	14.89%	.33%	41.15%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46%	.47%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.46%	.47%	.48%	.48%	.49%
Expenses net of all reductions, if any	.45%	.47%	.48%	.48%	.49%
Net investment income (loss)	1.43%	1.61%	1.80%	1.60%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$687,569	$1,366,591	$1,079,945	$323,298	$850,210
Portfolio turnover rate G	15 % H	19%	13%	12%	16%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Growth & Income Fund Class I

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$62.51
Income from Investment Operations
Net investment income (loss) B,C	.30
Net realized and unrealized gain (loss)	7.09
Total from investment operations	7.39
Distributions from net investment income	(.40)
Distributions from net realized gain	- D
Total distributions	(.40)
Net asset value, end of period	$69.50
Total Return E,F	11.90%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.57% I
Expenses net of fee waivers, if any	.57 % I
Expenses net of all reductions, if any	.57% I
Net investment income (loss)	1.29% I
Supplemental Data
Net assets, end of period (000 omitted)	$248,605
Portfolio turnover rate J	15 % K

AFor the period March 20, 2025 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® Growth & Income Fund Class Z

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$62.51
Income from Investment Operations
Net investment income (loss) B,C	.32
Net realized and unrealized gain (loss)	7.08
Total from investment operations	7.40
Distributions from net investment income	(.42)
Distributions from net realized gain	- D
Total distributions	(.42)
Net asset value, end of period	$69.49
Total Return E,F	11.92%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.46% I
Expenses net of fee waivers, if any	.45 % I
Expenses net of all reductions, if any	.45% I
Net investment income (loss)	1.39% I
Supplemental Data
Net assets, end of period (000 omitted)	$186,970
Portfolio turnover rate J	15 % K

AFor the period March 20, 2025 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on March 20, 2025. The Fund offers Class A, Class M, Class C, Growth & Income Portfolio, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Growth & Income Portfolio	$84,219

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, losses deferred due to wash sales and options transactions.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,928,168,935
Gross unrealized depreciation	(299,830,810)
Net unrealized appreciation (depreciation)	$5,628,338,125
Tax Cost	$7,171,705,412

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$24,780,868
Undistributed long-term capital gain	$839,130,942
Net unrealized appreciation (depreciation) on securities and other investments	$5,626,822,037

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$189,592,549	$ 161,083,972
Long-term Capital Gains	538,608,607	206,045,657
Total	$728,201,156	$ 367,129,629

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Growth & Income Portfolio	1,619,566,674	2,962,371,022
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.60
Class M	.59
Class C	.61
Growth and Income	.54
Class K	.45
Class I	.61
Class Z	.45

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.56
Class M	.56
Class C	.57
Growth and Income	.53
Class K	.45
Class I	.57
Class Z	.45

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	519,091	62
Class M	.25%	.25%	366,470	-
Class C	.75%	.25%	209,996	39,930
			1,095,557	39,992

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	67,409
Class M	3,243
Class CA	235
70,887

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Growth & Income Portfolio	29,282

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Growth & Income Portfolio	Borrower	26,538,000	4.59%	10,140

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Growth & Income Portfolio	114,862,178	133,864,124	46,109,182
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Growth & Income Portfolio	12,217
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Growth & Income Portfolio	25,906	-	-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $26,178.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $7,614 and a portion of class-level operating expenses as follows:

Amount ($)
Class A	4,194
Class M	1,487
Class C	424
Growth & Income	66,778
Class K	6,268
Class I	1,569
Class Z	1,141
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2025A	Year ended July 31, 2024
Fidelity Growth & Income Portfolio
Distributions to shareholders
Class A	$3,520,397	$ -
Class M	1,115,703	-
Class C	256,334	-
Growth and Income	631,747,017	319,193,522
Class K	89,048,772	47,936,107
Class I	1,489,563	-
Class Z	1,023,370	-
Total	$728,201,156	$367,129,629

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period March 20, 2025 (commencement of sale of shares) through July 31, 2025.
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity Growth & Income Portfolio
Class A
Shares sold	437,926	-	$28,088,010	$ -
Issued in exchange for the shares of the Acquired Fund(s)	9,556,781	-	586,499,971	-
Reinvestment of distributions	55,050	-	3,386,803	-
Shares redeemed	(419,972)	-	(26,604,761)	-
Net increase (decrease)	9,629,785	-	$591,370,023	$ -
Class M
Shares sold	117,610	-	$7,341,688	$ -
Issued in exchange for the shares of the Acquired Fund(s)	3,353,383	-	205,797,269	-
Reinvestment of distributions	18,035	-	1,094,526	-
Shares redeemed	(134,606)	-	(8,504,158)	-
Net increase (decrease)	3,354,422	-	$205,729,325	$ -
Class C
Shares sold	78,012	-	$5,030,571	$ -
Issued in exchange for the shares of the Acquired Fund(s)	985,180	-	60,450,580	-
Reinvestment of distributions	4,090	-	240,625	-
Shares redeemed	(94,440)	-	(5,895,471)	-
Net increase (decrease)	972,842	-	$59,826,305	$ -
Growth and Income
Shares sold	11,304,041	8,417,930	$719,735,117	$472,938,094
Reinvestment of distributions	9,353,428	5,440,339	580,207,770	293,666,836
Shares redeemed	(19,061,067)	(17,002,654)	(1,205,234,270)	(945,060,182)
Net increase (decrease)	1,596,402	(3,144,385)	$94,708,617	$(178,455,252)
Class K
Shares sold	2,660,510	7,673,564	$169,715,018	$401,664,662
Reinvestment of distributions	1,438,734	886,296	89,048,772	47,936,107
Shares redeemed	(15,991,869)	(6,715,091)	(1,027,556,696)	(386,893,631)
Net increase (decrease)	(11,892,625)	1,844,769	$(768,792,906)	$62,707,138
Class I
Shares sold	276,945	-	$17,659,752	$ -
Issued in exchange for the shares of the Acquired Fund(s)	3,856,664	-	236,722,041	-
Reinvestment of distributions	22,699	-	1,404,015	-
Shares redeemed	(579,017)	-	(35,016,560)	-
Net increase (decrease)	3,577,291	-	$220,769,248	$ -
Class Z
Shares sold	768,143	-	$46,582,529	$ -
Issued in exchange for the shares of the Acquired Fund(s)	2,100,705	-	128,941,199	-
Reinvestment of distributions	14,880	-	938,105	-
Shares redeemed	(193,144)	-	(12,328,827)	-
Net increase (decrease)	2,690,584	-	$164,133,006	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period March 20, 2025 (commencement of sale of shares) through July 31, 2025.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
14. Reorganization Information.
On March 28, 2025, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity Advisor Growth & Income Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on March 20, 2025. The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Advisor Growth & Income Fund	1,217,804,274	455,899,046
Class A			586,499,971	14,700,013	0.6501205801
Class M			205,797,269	5,142,382	0.6521068926
Class C			60,450,580	1,665,753	0.5914325293
Class I			236,722,041	5,754,284	0.6702248289
Class Z			128,941,199	3,127,108	0.6717725644

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Advisor Growth and Income Fund	10,296,050,234	11,514,461,294

Pro forma results of operations of the combined entity for the entire period ended July 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$162,067,797
Total net realized gain (loss)	1,137,096,885
Total change in net unrealized appreciation (depreciation)	744,347,394
Net increase (decrease) in net assets resulting from operations	$2,043,512,076

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since March 28, 2025.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and Shareholders of Fidelity Growth & Income Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Growth & Income Portfolio (one of the funds constituting Fidelity Securities Fund, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Fidelity Growth & Income Portfolio (Acquiring Fund) hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $1,019,266,939, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Advisor Growth & Income Fund (Target Fund) hereby designates as a capital gain dividend with respect to the taxable year ended March 29, 2025, $19,466,870, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Growth & Income Portfolio (Acquiring Fund): a total of 1.38% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Growth & Income Portfolio (Acquiring Fund) designates 100% of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

Fidelity Growth & Income Portfolio (Acquiring Fund) designates $5,878,570 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Fidelity Growth & Income Portfolio (Acquiring Fund): Class A designates 0%, 0%, 100% and 100%; Class M designates 0%, 0%, 100% and 100%; Class C designates 0%, 0%, 100% and 100%; Growth & Income Portfolio designates 80%, 69%, 100% and 100%; Class K designates 76%, 67%, 100% and 100%; Class I designates 0%, 0%, 100% and 100% and Class Z designates 0%, 0%, 100% and 100% of the dividends distributed in October, December, April and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Advisor Growth & Income Fund (Target Fund):  Class A, Class M, Class C, Class I, and Class Z designate 100% of dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Fidelity Growth & Income Portfolio (Acquiring Fund): Class A designates 0%, 0%, 100% and 100%; Class M designates 0%, 0%, 100% and 100%; Class C designates 0%, 0%, 100% and 100%; Growth & Income Portfolio designates 85.84%, 77.97%,100% and 100%; Class K designates 81.36%, 75.48%, 100% and 100%; Class I designates 0%, 0%, 100% and 100% and Class Z designates 0%, 0%, 100% and 100% of the dividends distributed in October, December, April and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Advisor Growth & Income Fund (Target Fund): Class A, Class M, Class C, Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Growth & Income Portfolio (Acquiring Fund): Growth & Income Portfolio designates 1.58% and 2.39% and Class K designates 1.50% and 2.31% of the dividends distributed in October and December, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Growth & Income Portfolio
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.536189.128
GAI-ANN-0925
Fidelity® Dividend Growth Fund

Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Dividend Growth Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 100.5%
	Shares	Value ($)
BERMUDA - 0.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cool Company Ltd (a)	1,115,436	8,339,850
Industrials - 0.2%
Marine Transportation - 0.2%
Himalaya Shipping Ltd	411,353	2,824,926
Himalaya Shipping Ltd (United States) (a)	1,333,100	9,091,742
		11,916,668
TOTAL BERMUDA		20,256,518
BRAZIL - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Wheaton Precious Metals Corp	409,100	37,414,226
CANADA - 3.8%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Restaurant Brands International Inc (United States) (a)	292,300	19,835,478
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Imperial Oil Ltd	308,900	25,755,786
Parkland Corp	557,977	15,749,481
Teekay Tankers Ltd Class A	1,122,523	47,538,849
		89,044,116
Financials - 2.5%
Capital Markets - 2.5%
Brookfield Corp Class A (United States) (a)	2,940,200	197,140,410
TOTAL CANADA		306,020,004
DENMARK - 0.3%
Health Care - 0.3%
Pharmaceuticals - 0.3%
Novo Nordisk A/S Class B ADR (a)	475,100	22,362,957
GERMANY - 0.2%
Information Technology - 0.2%
Software - 0.2%
SAP SE	55,900	15,984,929
INDIA - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (b)	66,000	3,399,679
KOREA (SOUTH) - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc	167,840	32,332,135
MEXICO - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Borr Drilling Ltd (a)	2,948,049	5,984,539
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	11,100	7,711,281
BE Semiconductor Industries NV	170,200	23,133,060

TOTAL NETHERLANDS		30,844,341
NORWAY - 0.5%
Industrials - 0.5%
Marine Transportation - 0.5%
2020 Bulkers Ltd (a)(c)	1,271,181	15,738,068
Stolt-Nielsen Ltd	892,600	26,202,918

TOTAL NORWAY		41,940,986
TAIWAN - 2.2%
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co Ltd	417,000	16,017,978
Taiwan Semiconductor Manufacturing Co Ltd ADR	659,600	159,372,552

TOTAL TAIWAN		175,390,530
UNITED KINGDOM - 1.7%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Vistry Group PLC (d)	2,518,617	19,405,118
Consumer Staples - 1.5%
Tobacco - 1.5%
British American Tobacco PLC	2,209,334	118,370,274
TOTAL UNITED KINGDOM		137,775,392
UNITED STATES - 89.8%
Communication Services - 10.9%
Interactive Media & Services - 9.5%
Alphabet Inc Class A	1,904,900	365,550,310
Meta Platforms Inc Class A	514,200	397,702,848
		763,253,158
Media - 0.8%
Comcast Corp Class A	1,167,992	38,812,374
New York Times Co/The Class A	511,500	26,541,735
		65,354,109
Wireless Telecommunication Services - 0.6%
T-Mobile US Inc	197,100	46,990,611
TOTAL COMMUNICATION SERVICES		875,597,878

Consumer Discretionary - 3.4%
Distributors - 0.3%
A-Mark Precious Metals Inc	991,300	21,094,864
Diversified Consumer Services - 0.6%
Service Corp International/US	584,000	44,565,040
Hotels, Restaurants & Leisure - 0.8%
Hilton Worldwide Holdings Inc	59,100	15,843,528
Marriott International Inc/MD Class A1	24,500	6,463,835
Starbucks Corp	800	71,328
Vail Resorts Inc (a)	270,400	40,630,304
Wyndham Hotels & Resorts Inc	47,300	4,067,800
		67,076,795
Household Durables - 1.7%
DR Horton Inc	68,500	9,784,540
PulteGroup Inc	64,200	7,249,464
Somnigroup International Inc (a)	1,652,900	119,636,902
		136,670,906
TOTAL CONSUMER DISCRETIONARY		269,407,605

Consumer Staples - 3.0%
Beverages - 1.1%
Constellation Brands Inc Class A	223,700	37,366,848
Keurig Dr Pepper Inc	1,637,800	53,474,170
		90,841,018
Food Products - 0.0%
JM Smucker Co	16,000	1,717,440
Household Products - 0.4%
Reynolds Consumer Products Inc	1,416,400	31,854,836
Tobacco - 1.5%
Altria Group Inc	126,900	7,860,186
Philip Morris International Inc	639,600	104,926,380
		112,786,566
TOTAL CONSUMER STAPLES		237,199,860

Energy - 6.9%
Energy Equipment & Services - 0.5%
Archrock Inc	955,700	22,325,152
Kodiak Gas Services Inc	584,900	18,909,817
		41,234,969
Oil, Gas & Consumable Fuels - 6.4%
Cheniere Energy Inc	63,800	15,049,144
Core Natural Resources Inc	101,488	7,490,829
DHT Holdings Inc	1,489,800	16,521,882
Energy Transfer LP	5,706,800	102,950,672
Enterprise Products Partners LP	2,987,100	92,570,229
Exxon Mobil Corp	1,171,597	130,797,089
MPLX LP	1,088,100	57,125,250
Shell PLC ADR	1,235,000	89,179,350
		511,684,445
TOTAL ENERGY		552,919,414

Financials - 14.8%
Banks - 3.9%
Bank of America Corp	3,281,900	155,135,413
Wells Fargo & Co	2,003,393	161,533,578
		316,668,991
Capital Markets - 5.0%
Ares Capital Corp (a)	1,735,505	39,274,478
Blue Owl Capital Corp	9,496,311	135,607,321
Blue Owl Capital Inc Class A	2,158,400	41,765,040
Cboe Global Markets Inc	266,300	64,188,952
Jefferies Financial Group Inc	318,300	18,353,178
KKR & Co Inc Class A	223,200	32,716,656
LPL Financial Holdings Inc	101,400	40,127,022
Raymond James Financial Inc	136,600	22,829,958
		394,862,605
Consumer Finance - 0.2%
FirstCash Holdings Inc	147,200	19,620,288
Financial Services - 4.0%
Apollo Global Management Inc	869,900	126,413,868
Mastercard Inc Class A	121,400	68,769,458
UWM Holdings Corp Class A (a)	2,507,800	10,081,356
Visa Inc Class A	338,993	117,111,912
		322,376,594
Insurance - 1.7%
Arthur J Gallagher & Co	110,400	31,712,400
Chubb Ltd	180,900	48,126,636
Marsh & McLennan Cos Inc	129,900	25,876,080
The Travelers Companies, Inc.	123,800	32,217,712
		137,932,828
TOTAL FINANCIALS		1,191,461,306

Health Care - 4.9%
Health Care Providers & Services - 2.0%
Cigna Group/The	143,000	38,235,340
Elevance Health Inc	36,700	10,389,036
Humana Inc	148,700	37,155,669
UnitedHealth Group Inc	273,206	68,181,289
		153,961,334
Life Sciences Tools & Services - 1.2%
Bruker Corp	658,300	25,298,469
Danaher Corp	113,800	22,436,808
Thermo Fisher Scientific Inc	107,200	50,135,296
		97,870,573
Pharmaceuticals - 1.7%
Eli Lilly & Co	12,900	9,546,903
Merck & Co Inc	370,300	28,927,836
Royalty Pharma PLC Class A	2,756,900	101,453,920
		139,928,659
TOTAL HEALTH CARE		391,760,566

Industrials - 18.0%
Aerospace & Defense - 4.5%
Boeing Co (d)	1,273,900	282,601,976
GE Aerospace	123,350	33,437,718
General Dynamics Corp	17,600	5,484,336
Howmet Aerospace Inc	39,100	7,029,007
Huntington Ingalls Industries Inc	95,000	26,491,700
		355,044,737
Commercial Services & Supplies - 0.1%
Brink's Co/The	113,475	9,910,907
Construction & Engineering - 2.6%
Comfort Systems USA Inc	64,700	45,503,510
EMCOR Group Inc	212,300	133,216,127
Quanta Services Inc	75,300	30,581,589
		209,301,226
Electrical Equipment - 3.9%
GE Vernova Inc	291,587	192,531,980
Regal Rexnord Corp	156,100	23,864,568
Vertiv Holdings Co Class A	650,400	94,698,240
		311,094,788
Machinery - 3.7%
Allison Transmission Holdings Inc	1,313,559	118,312,259
Cummins Inc	42,300	15,550,326
PACCAR Inc	434,000	42,861,840
Westinghouse Air Brake Technologies Corp	639,100	122,739,155
		299,463,580
Professional Services - 3.0%
Paycom Software Inc	510,100	118,108,554
SS&C Technologies Holdings Inc	1,463,700	125,117,076
		243,225,630
Trading Companies & Distributors - 0.2%
Applied Industrial Technologies Inc	70,400	19,113,600
TOTAL INDUSTRIALS		1,447,154,468

Information Technology - 22.2%
Electronic Equipment, Instruments & Components - 0.2%
Corning Inc	303,200	19,174,368
Vontier Corp	6,702	277,932
		19,452,300
Semiconductors & Semiconductor Equipment - 12.3%
Amkor Technology Inc	337,300	7,609,488
Broadcom Inc	747,400	219,511,380
Marvell Technology Inc	449,105	36,094,569
Microchip Technology Inc	79,200	5,353,128
NVIDIA Corp	3,899,800	693,657,426
Teradyne Inc	209,200	22,474,356
		984,700,347
Software - 7.8%
Intuit Inc	68,000	53,388,840
Microsoft Corp	972,000	518,562,000
Salesforce Inc	222,700	57,530,091
		629,480,931
Technology Hardware, Storage & Peripherals - 1.9%
Apple Inc	407,472	84,578,963
Dell Technologies Inc Class C	37,400	4,962,606
Seagate Technology Holdings PLC	185,500	29,125,355
Western Digital Corp	409,500	32,223,555
		150,890,479
TOTAL INFORMATION TECHNOLOGY		1,784,524,057

Materials - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Inc	123,400	4,965,616
Royal Gold Inc	169,600	25,680,832
		30,646,448
Real Estate - 2.3%
Health Care REITs - 0.9%
Ventas Inc	1,065,600	71,587,008
Industrial REITs - 0.0%
Rexford Industrial Realty Inc	82,300	3,006,419
Real Estate Management & Development - 0.4%
St Joe Co/The (a)	588,800	29,734,400
Retail REITs - 0.4%
Simon Property Group Inc	178,500	29,236,515
Specialized REITs - 0.6%
Millrose Properties Inc Class A	1,589,700	47,675,103
TOTAL REAL ESTATE		181,239,445

Utilities - 3.1%
Electric Utilities - 3.1%
Edison International	230,100	11,992,812
Exelon Corp	525,330	23,608,330
FirstEnergy Corp	1,710,300	73,046,913
NextEra Energy Inc	1,987,600	141,238,856
		249,886,911
TOTAL UNITED STATES		7,211,797,958
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (d)	1,781,400	29,942,845
TOTAL COMMON STOCKS (Cost $5,672,413,870)		8,071,447,039

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.33	4,018,808	4,019,611
Fidelity Securities Lending Cash Central Fund (e)(f)	4.33	101,622,524	101,632,686
TOTAL MONEY MARKET FUNDS (Cost $105,652,297)			105,652,297

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $5,778,066,167)	8,177,099,336
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(141,699,801)
NET ASSETS - 100.0%	8,035,399,535

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,399,679 or 0.0% of net assets.

(c)	Affiliated company
(d)	Non-income producing.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,877,197	1,997,446,704	2,049,304,290	1,559,209	-	-	4,019,611	4,018,808	0.0%
Fidelity Securities Lending Cash Central Fund	85,660,077	2,428,269,343	2,412,296,734	417,461	-	-	101,632,686	101,622,524	0.4%
Total	141,537,274	4,425,716,047	4,461,601,024	1,976,670	-	-	105,652,297

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
2020 Bulkers Ltd	17,371,463	-	-	1,334,740	-	(1,633,395)	15,738,068	1,271,181
Total	17,371,463	-	-	1,334,740	-	(1,633,395)	15,738,068

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	875,597,878	875,597,878	-	-
Consumer Discretionary	308,648,201	308,648,201	-	-
Consumer Staples	355,570,134	237,199,860	118,370,274	-
Energy	656,287,919	656,287,919	-	-
Financials	1,388,601,716	1,388,601,716	-	-
Health Care	414,123,523	414,123,523	-	-
Industrials	1,504,411,801	1,501,012,122	3,399,679	-
Information Technology	2,039,075,992	1,974,740,950	64,335,042	-
Materials	98,003,519	98,003,519	-	-
Real Estate	181,239,445	181,239,445	-	-
Utilities	249,886,911	249,886,911	-	-

Money Market Funds	105,652,297	105,652,297	-	-
Total Investments in Securities:	8,177,099,336	7,990,994,341	186,104,995	-
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $97,301,463) - See accompanying schedule:
Unaffiliated issuers (cost $5,657,586,226)	$8,055,708,971
Fidelity Central Funds (cost $105,652,297)	105,652,297
Other affiliated issuers (cost $14,827,644)	15,738,068

Total Investment in Securities (cost $5,778,066,167)		$8,177,099,336
Foreign currency held at value (cost $99)		303
Receivable for investments sold		25,685,123
Receivable for fund shares sold		2,127,834
Dividends receivable		6,463,025
Distributions receivable from Fidelity Central Funds		122,382
Prepaid expenses		1,212
Other receivables		50,406
Total assets		8,211,549,621
Liabilities
Payable for investments purchased	$67,517,309
Payable for fund shares redeemed	2,514,551
Accrued management fee	4,368,418
Other payables and accrued expenses	121,994
Collateral on securities loaned	101,627,814
Total liabilities		176,150,086
Net Assets		$8,035,399,535
Net Assets consist of:
Paid in capital		$5,149,483,708
Total accumulated earnings (loss)		2,885,915,827
Net Assets		$8,035,399,535

Net Asset Value and Maximum Offering Price
Dividend Growth :
Net Asset Value, offering price and redemption price per share ($7,560,394,875 ÷ 177,984,438 shares)		$42.48
Class K :
Net Asset Value, offering price and redemption price per share ($475,004,660 ÷ 11,198,031 shares)		$42.42
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends (including $1,334,740 earned from affiliated issuers)		$116,559,711
Interest		5,164
Income from Fidelity Central Funds (including $417,461 from security lending)		1,976,670
Total income		118,541,545
Expenses
Management fee
Basic fee	$46,511,695
Performance adjustment	3,370,620
Custodian fees and expenses	80,780
Independent trustees' fees and expenses	30,895
Registration fees	107,911
Audit fees	95,418
Legal	7,683
Interest	66,010
Miscellaneous	27,165
Total expenses before reductions	50,298,177
Expense reductions	(5,888)
Total expenses after reductions		50,292,289
Net Investment income (loss)		68,249,256
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $3,442,204)	745,351,844
Redemptions in-kind	199,320,043
Foreign currency transactions	(424,730)
Futures contracts	1,976,803
Total net realized gain (loss)		946,223,960
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $660,496)	238,182,462
Affiliated issuers	(1,633,395)
Assets and liabilities in foreign currencies	30,710
Total change in net unrealized appreciation (depreciation)		236,579,777
Net gain (loss)		1,182,803,737
Net increase (decrease) in net assets resulting from operations		$1,251,052,993
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$68,249,256	$71,987,648
Net realized gain (loss)	946,223,960	560,423,103
Change in net unrealized appreciation (depreciation)	236,579,777	1,026,608,738
Net increase (decrease) in net assets resulting from operations	1,251,052,993	1,659,019,489
Distributions to shareholders	(736,239,547)	(220,828,148)

Share transactions - net increase (decrease)	(459,304,731)	321,191,294
Total increase (decrease) in net assets	55,508,715	1,759,382,635

Net Assets
Beginning of period	7,979,890,820	6,220,508,185
End of period	$8,035,399,535	$7,979,890,820

Financial Highlights
Fidelity® Dividend Growth Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.71	$32.22	$32.82	$36.80	$26.38
Income from Investment Operations
Net investment income (loss) A,B	.35	.37	.47	.44	.42
Net realized and unrealized gain (loss)	6.12	8.26	2.26	(1.37)	10.59
Total from investment operations	6.47	8.63	2.73	(.93)	11.01
Distributions from net investment income	(.35)	(.47)	(.47)	(.55)	(.59)
Distributions from net realized gain	(3.35)	(.67)	(2.85)	(2.50)	-
Total distributions	(3.70)	(1.14)	(3.33) C	(3.05)	(.59)
Net asset value, end of period	$42.48	$39.71	$32.22	$32.82	$36.80
Total Return D	17.62%	27.66%	9.39%	(2.83)%	42.42%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67%	.71%	.58%	.48%	.49%
Expenses net of fee waivers, if any	.67%	.70%	.58%	.47%	.49%
Expenses net of all reductions, if any	.67%	.70%	.58%	.47%	.48%
Net investment income (loss)	.89%	1.07%	1.57%	1.27%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$7,560,395	$6,859,493	$5,711,207	$5,660,951	$6,114,159
Portfolio turnover rate G	81 % H	70%	66% H	52%	93%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Dividend Growth Fund Class K

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$39.65	$32.17	$32.77	$36.76	$26.36
Income from Investment Operations
Net investment income (loss) A,B	.38	.41	.50	.47	.44
Net realized and unrealized gain (loss)	6.10	8.25	2.26	(1.37)	10.57
Total from investment operations	6.48	8.66	2.76	(.90)	11.01
Distributions from net investment income	(.36)	(.50)	(.50)	(.59)	(.61)
Distributions from net realized gain	(3.35)	(.67)	(2.85)	(2.50)	-
Total distributions	(3.71)	(1.18) C	(3.36) C	(3.09)	(.61)
Net asset value, end of period	$42.42	$39.65	$32.17	$32.77	$36.76
Total Return D	17.68%	27.79%	9.51%	(2.75)%	42.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.59%	.62%	.49%	.38%	.39%
Expenses net of fee waivers, if any	.59%	.61%	.48%	.38%	.39%
Expenses net of all reductions, if any	.59%	.61%	.48%	.38%	.38%
Net investment income (loss)	.97%	1.16%	1.67%	1.36%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$475,005	$1,120,398	$509,301	$542,465	$807,076
Portfolio turnover rate G	81 % H	70%	66% H	52%	93%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Dividend Growth and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Dividend Growth Fund	$50,374

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, futures contracts, passive foreign investment companies (PFIC), redemptions in-kind, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,578,369,752
Gross unrealized depreciation	(224,665,732)
Net unrealized appreciation (depreciation)	$2,353,704,020
Tax Cost	$5,823,395,316

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$50,006,635
Undistributed long-term capital gain	$527,761,104
Net unrealized appreciation (depreciation) on securities and other investments	$2,326,257,475

The Fund intends to elect to defer to its next fiscal year $18,109,387 of capital losses recognized during the period November 1, 2024 to July 31, 2025.

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$185,379,217	$ 91,693,593
Long-term Capital Gains	550,860,330	129,134,555
Total	$736,239,547	$ 220,828,148

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Dividend Growth Fund	6,150,572,773	6,740,777,595

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Dividend Growth Fund	10,425,311	199,320,043	402,521,265
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Dividend Growth	.64
Class K	.55

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Dividend Growth	.62
Class K	.54

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Dividend Growth Fund	S&P 500 Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Dividend Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .04%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Dividend Growth Fund	144,174

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Dividend Growth Fund	Borrower	8,909,759	4.83%	64,561

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Dividend Growth Fund	453,712,240	436,822,132	65,539,089
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Dividend Growth Fund	8,605
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Dividend Growth Fund	43,468	600	-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Dividend Growth Fund	2,568,000	5.08%	1,449
10. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,738.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,150.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity Dividend Growth Fund
Distributions to shareholders
Dividend Growth	$647,245,301	$201,197,766
Class K	88,994,246	19,630,382
Total	$736,239,547	$220,828,148
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2025	Year ended July 31, 2024	Year ended July 31, 2025	Year ended July 31, 2024
Fidelity Dividend Growth Fund
Dividend Growth
Shares sold	22,536,616	8,680,718	$872,369,212	$310,821,591
Reinvestment of distributions	16,043,805	5,889,377	611,000,572	190,224,048
Shares redeemed	(33,321,298)	(19,111,178)	(1,284,097,584)	(659,172,223)
Net increase (decrease)	5,259,123	(4,541,083)	$199,272,200	$(158,126,584)
Class K
Shares sold	2,674,552	15,987,255	$103,589,988	$599,252,128
Reinvestment of distributions	2,352,752	599,733	88,994,246	19,630,382
Shares redeemed	(22,089,276)	(4,159,717)	(851,161,165)	(139,564,632)
Net increase (decrease)	(17,061,972)	12,427,271	$(658,576,931)	$479,317,878
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
15. Reorganization Information.
The Board of Trustees of Fidelity Advisor Dividend Growth Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor Dividend Growth Fund. The Agreement provided for the transfer of all the assets and the assumption of all the liabilities of Fidelity Advisor Dividend Growth Fund in exchange for corresponding shares of the Fund equal in value to the net assets of the Fund on the day the reorganization was effective.

The Fund's shareholders approved the reorganization that became effective on August 8, 2025.  The reorganization qualified as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and Shareholders of Fidelity Dividend Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Dividend Growth Fund (one of the funds constituting Fidelity Securities Fund, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 10, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $774,725,911, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.13% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 100% of the short-term capital gain dividends distributed in September, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $584,936 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

Dividend Growth designates 4%, 58%, 100%, 100%, and 100%; and Class K designates 4%, 55%, 100%, 100% and 100%; of the dividends distributed in September, October, December, April, and July, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Dividend Growth designates 16.81%, 63.91%, 100%, 100%  and 100%; and Class K designates 16.81%, 60.20%, 100%, 100% and 100%; of the dividends distributed in September, October, December, April, and July, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Dividend Growth designates 1.18%, and 0.53%; and Class K designates 1.18%, and 0.50%; of the dividends distributed in September and October 2024, respectively during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Dividend Growth Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.536090.128
DGF-ANN-0925
Fidelity® Blue Chip Value Fund

Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Blue Chip Value Fund
Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($)
CANADA - 2.6%
Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard Inc	132,000	6,859,122
Materials - 1.4%
Chemicals - 1.4%
Nutrien Ltd (United States) (a)	133,600	7,925,152
TOTAL CANADA		14,784,274
UNITED KINGDOM - 5.4%
Health Care - 3.0%
Pharmaceuticals - 3.0%
Astrazeneca PLC ADR	232,767	17,012,940
Utilities - 2.4%
Multi-Utilities - 2.4%
National Grid PLC	937,800	13,178,045
TOTAL UNITED KINGDOM		30,190,985
UNITED STATES - 87.8%
Communication Services - 9.4%
Entertainment - 2.0%
Walt Disney Co/The	95,800	11,410,738
Interactive Media & Services - 6.3%
Alphabet Inc Class A	149,300	28,650,670
Alphabet Inc Class C	33,300	6,422,238
		35,072,908
Media - 1.1%
Comcast Corp Class A	183,100	6,084,413
TOTAL COMMUNICATION SERVICES		52,568,059

Consumer Discretionary - 8.4%
Broadline Retail - 2.3%
Amazon.com Inc (b)	53,900	12,618,529
Diversified Consumer Services - 2.7%
H&R Block Inc	274,220	14,901,115
Household Durables - 2.2%
Lennar Corp Class A	65,600	7,359,008
Mohawk Industries Inc (b)	41,700	4,775,067
		12,134,075
Specialty Retail - 1.2%
Lowe's Cos Inc	32,500	7,266,025
TOTAL CONSUMER DISCRETIONARY		46,919,744

Consumer Staples - 6.2%
Beverages - 3.9%
Keurig Dr Pepper Inc	664,700	21,702,455
Consumer Staples Distribution & Retail - 0.4%
Kroger Co/The	31,452	2,204,785
Food Products - 1.9%
Mondelez International Inc	162,200	10,492,718
TOTAL CONSUMER STAPLES		34,399,958

Energy - 11.1%
Oil, Gas & Consumable Fuels - 11.1%
Exxon Mobil Corp	253,500	28,300,740
Shell PLC ADR	464,200	33,519,882
		61,820,622
Financials - 24.0%
Banks - 14.6%
Bank of America Corp	496,300	23,460,102
PNC Financial Services Group Inc/The	107,800	20,511,106
US Bancorp	352,100	15,830,416
Wells Fargo & Co	271,300	21,874,919
		81,676,543
Capital Markets - 1.1%
Bank of New York Mellon Corp/The	65,200	6,614,540
Consumer Finance - 1.8%
Capital One Financial Corp	46,500	9,997,500
Insurance - 6.5%
Chubb Ltd	62,800	16,707,312
The Travelers Companies, Inc.	74,400	19,361,856
		36,069,168
TOTAL FINANCIALS		134,357,751

Health Care - 5.2%
Health Care Providers & Services - 3.2%
Cigna Group/The	66,800	17,860,984
Pharmaceuticals - 2.0%
Merck & Co Inc	145,100	11,335,212
TOTAL HEALTH CARE		29,196,196

Industrials - 14.5%
Air Freight & Logistics - 2.5%
FedEx Corp	45,600	10,191,144
United Parcel Service Inc Class B	45,300	3,903,048
		14,094,192
Building Products - 0.5%
Johnson Controls International plc	24,700	2,593,500
Electrical Equipment - 1.7%
Regal Rexnord Corp	61,900	9,463,272
Ground Transportation - 1.0%
Knight-Swift Transportation Holdings Inc	131,700	5,597,250
Machinery - 4.9%
Deere & Co	41,300	21,656,481
Dover Corp	32,400	5,868,936
		27,525,417
Trading Companies & Distributors - 3.9%
Ferguson Enterprises Inc	98,700	22,042,671
TOTAL INDUSTRIALS		81,316,302

Information Technology - 5.7%
Semiconductors & Semiconductor Equipment - 1.8%
Micron Technology Inc	90,600	9,888,084
Software - 3.9%
Gen Digital Inc	739,700	21,813,753
TOTAL INFORMATION TECHNOLOGY		31,701,837

Materials - 3.3%
Chemicals - 1.6%
Mosaic Co/The	246,000	8,858,460
Construction Materials - 1.7%
CRH PLC	100,200	9,564,090
TOTAL MATERIALS		18,422,550

TOTAL UNITED STATES		490,703,019
TOTAL COMMON STOCKS (Cost $427,547,784)		535,678,278

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.33	22,471,136	22,475,630
Fidelity Securities Lending Cash Central Fund (c)(d)	4.33	3,310,544	3,310,875
TOTAL MONEY MARKET FUNDS (Cost $25,786,505)			25,786,505

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $453,334,289)	561,464,783
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,454,067)
NET ASSETS - 100.0%	559,010,716

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	10,247,856	231,179,967	218,952,193	671,817	-	-	22,475,630	22,471,136	0.0%
Fidelity Securities Lending Cash Central Fund	-	178,648,600	175,337,725	13,302	-	-	3,310,875	3,310,544	0.0%
Total	10,247,856	409,828,567	394,289,918	685,119	-	-	25,786,505

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	52,568,059	52,568,059	-	-
Consumer Discretionary	46,919,744	46,919,744	-	-
Consumer Staples	41,259,080	41,259,080	-	-
Energy	61,820,622	61,820,622	-	-
Financials	134,357,751	134,357,751	-	-
Health Care	46,209,136	46,209,136	-	-
Industrials	81,316,302	81,316,302	-	-
Information Technology	31,701,837	31,701,837	-	-
Materials	26,347,702	26,347,702	-	-
Utilities	13,178,045	-	13,178,045	-

Money Market Funds	25,786,505	25,786,505	-	-
Total Investments in Securities:	561,464,783	548,286,738	13,178,045	-
Financial Statements
Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $3,232,940) - See accompanying schedule:
Unaffiliated issuers (cost $427,547,784)	$535,678,278
Fidelity Central Funds (cost $25,786,505)	25,786,505

Total Investment in Securities (cost $453,334,289)		$561,464,783
Foreign currency held at value (cost $104,040)		104,023
Receivable for investments sold		2,947,056
Receivable for fund shares sold		59,334
Dividends receivable		405,643
Reclaims receivable		290,913
Distributions receivable from Fidelity Central Funds		69,527
Prepaid expenses		73
Receivable from investment adviser for expense reductions		3,150
Other receivables		4
Total assets		565,344,506
Liabilities
Payable for investments purchased	$2,250,595
Payable for fund shares redeemed	519,529
Accrued management fee	199,823
Other payables and accrued expenses	52,968
Collateral on securities loaned	3,310,875
Total liabilities		6,333,790
Net Assets		$559,010,716
Net Assets consist of:
Paid in capital		$447,071,493
Total accumulated earnings (loss)		111,939,223
Net Assets		$559,010,716
Net Asset Value, offering price and redemption price per share ($559,010,716 ÷ 23,346,904 shares)		$23.94
Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$15,121,474
Income from Fidelity Central Funds (including $13,302 from security lending)		685,119
Total income		15,806,593
Expenses
Management fee
Basic fee	$4,343,345
Performance adjustment	(839,892)
Custodian fees and expenses	10,685
Independent trustees' fees and expenses	2,722
Registration fees	29,972
Audit fees	73,474
Legal	1,492
Miscellaneous	922
Total expenses before reductions	3,622,720
Expense reductions	(3,150)
Total expenses after reductions		3,619,570
Net Investment income (loss)		12,187,023
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	15,209,288
Foreign currency transactions	35,383
Total net realized gain (loss)		15,244,671
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(50,138,212)
Assets and liabilities in foreign currencies	8,137
Total change in net unrealized appreciation (depreciation)		(50,130,075)
Net gain (loss)		(34,885,404)
Net increase (decrease) in net assets resulting from operations		$(22,698,381)
Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,187,023	$11,003,700
Net realized gain (loss)	15,244,671	50,440,884
Change in net unrealized appreciation (depreciation)	(50,130,075)	15,159,413
Net increase (decrease) in net assets resulting from operations	(22,698,381)	76,603,997
Distributions to shareholders	(60,188,463)	(26,427,278)

Share transactions
Proceeds from sales of shares	59,469,783	121,817,314
Reinvestment of distributions	38,173,107	16,188,102
Cost of shares redeemed	(199,575,282)	(196,908,578)

Net increase (decrease) in net assets resulting from share transactions	(101,932,392)	(58,903,162)
Total increase (decrease) in net assets	(184,819,236)	(8,726,443)

Net Assets
Beginning of period	743,829,952	752,556,395
End of period	$559,010,716	$743,829,952

Other Information
Shares
Sold	2,403,387	4,927,367
Issued in reinvestment of distributions	1,527,961	666,826
Redeemed	(8,135,049)	(7,943,369)
Net increase (decrease)	(4,203,701)	(2,349,176)

Financial Highlights
Fidelity® Blue Chip Value Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.00	$25.17	$23.79	$23.11	$17.02
Income from Investment Operations
Net investment income (loss) A,B	.47	.38	.31	.33	.27
Net realized and unrealized gain (loss)	(1.30)	2.36	1.69	.66	6.03
Total from investment operations	(.83)	2.74	2.00	.99	6.30
Distributions from net investment income	(.42)	(.38)	(.26)	(.31)	(.21)
Distributions from net realized gain	(1.80)	(.53)	(.37)	-	-
Total distributions	(2.23) C	(.91)	(.62) C	(.31)	(.21)
Net asset value, end of period	$23.94	$27.00	$25.17	$23.79	$23.11
Total Return D	(3.28) %	11.31%	8.61%	4.28%	37.36%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.56%	.85%	.80%	.63%	.58%
Expenses net of fee waivers, if any	.56%	.85%	.79%	.63%	.58%
Expenses net of all reductions, if any	.56%	.85%	.79%	.63%	.58%
Net investment income (loss)	1.88%	1.52%	1.32%	1.38%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$559,011	$743,830	$752,556	$740,985	$525,809
Portfolio turnover rate G	53%	39%	32%	41%	52%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$111,168,298
Gross unrealized depreciation	(3,158,407)
Net unrealized appreciation (depreciation)	$108,009,891
Tax Cost	$453,454,892

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$3,914,620
Net unrealized appreciation (depreciation) on securities and other investments	$108,024,604

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$11,420,620	$14,423,903
Long-term Capital Gains	48,767,843	12,003,375
Total	$60,188,463	$26,427,278

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Value Fund	335,407,238	497,632,033
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Any reference to "class" in this note shall mean "the Fund" as the Fund currently offers only one class of shares. The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Fidelity Blue Chip Value Fund	.68

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Fidelity Blue Chip Value Fund	.67

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Blue Chip Value Fund	Russell 1000 Value Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of the Fund. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was (.13)%.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Blue Chip Value Fund	6,902

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Value Fund	14,439,775	19,793,096	1,164,069
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Blue Chip Value Fund	760
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Blue Chip Value Fund	1,408	-	-
8. Expense Reductions.
During the period, the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $3,150.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Proposed Reoganization.
The Board of Trustees of the Fund approved an Agreement and Plan of Reorganization (the Agreement) between the Fund and Fidelity Advisor Value Leaders Fund. Pursuant to the Agreement the Fund will acquire all the assets and assume all the liabilities of the Fidelity Advisor Value Leaders Fund. The reorganization will be accomplished by an exchange of corresponding shares of the Fund for shares of Fidelity Advisor Value Leaders Fund at their net asset value on the date the reorganization is effective. The reorganization provides shareholders of Fidelity Advisor Value Leaders Fund access to a larger portfolio with a similar investment objective.

The Fidelity Advisor Value Leaders Fund shareholders approved the reorganization which is expected to become effective during September 2025. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes with no gain or loss recognized by the funds or their shareholders.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and Shareholders of Fidelity Blue Chip Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Blue Chip Value Fund (one of the funds constituting Fidelity Securities Fund, referred to hereafter as the "Fund") as of July 31, 2025, the related statement of operations for the year ended July 31, 2025, the statement of changes in net assets for each of the two years in the period ended July 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
September 12, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $14,689,451, or, if subsequently determined to be different, the net capital gain of such year.

The fund $371,329 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 100% and 82% of the dividends distributed in September and December respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Blue Chip Value Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance.  In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies  (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance. The fund underperformed its benchmark and peers for the one- and three-year periods ended February 28, 2025, and as a result, the Board continues to engage in discussions with FMR about the steps it is taking to address the fund's performance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee rate of the retail class ranked the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.788861.122
BCV-ANN-0925
Fidelity® Blue Chip Growth K6 Fund

Annual Report
July 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Blue Chip Growth K6 Fund
Consolidated Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 97.8%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	44,100	9,584,762
BRAZIL - 0.1%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (b)	235,700	2,880,254
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States)	132,519	12,126,814
TOTAL BRAZIL		15,007,068
CANADA - 1.3%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (b)	702,688	37,715,724
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	180,036	13,516,993
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.6%
Celestica Inc (United States) (b)	487,114	97,354,604
IT Services - 0.3%
Shopify Inc Class A (b)	487,076	59,538,151
TOTAL INFORMATION TECHNOLOGY		156,892,755

Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	64,936	10,346,252
TOTAL CANADA		218,471,724
CHINA - 0.3%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	316,200	22,137,871
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Hesai Group ADR (b)	188,600	3,583,400
WeRide Inc ADR (c)	411,620	3,778,672
		7,362,072
Automobiles - 0.1%
BYD Co Ltd H Shares	615,000	8,979,528
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (b)	91,200	3,352,511
TOTAL CONSUMER DISCRETIONARY		19,694,111

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(e)	201,988	381,757
Industrials - 0.0%
Machinery - 0.0%
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	970,500	3,207,076
Trading Companies & Distributors - 0.0%
ZKH Group Ltd Class A (b)	30	3
TOTAL INDUSTRIALS		3,207,079

Information Technology - 0.1%
Software - 0.1%
Pony AI Inc ADR (c)	419,242	5,634,612
Technology Hardware, Storage & Peripherals - 0.0%
Xiaomi Corp Class B ADR (b)(c)	106,500	3,586,920
TOTAL INFORMATION TECHNOLOGY		9,221,532

TOTAL CHINA		54,642,350
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	69,036	11,977,746
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	1,095,962	41,142,413
FRANCE - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Hermes International SCA	3,255	7,990,118
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	73,161	3,664,634
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	63,408	18,179,074
TOTAL GERMANY		21,843,708
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Banks - 0.0%
Accelerant Holdings Class A (b)	51,000	1,404,540
HONG KONG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR	11,300	1,736,584
INDIA - 0.9%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	300,300	6,542,897
Vodafone Idea Ltd (b)	110,777,732	8,704,903
		15,247,800
Consumer Discretionary - 0.4%
Broadline Retail - 0.1%
Lenskart Solutions Pvt Ltd (d)(e)	2,451,712	8,727,992
Hotels, Restaurants & Leisure - 0.2%
Eternal Ltd (b)	6,997,600	24,443,412
MakeMyTrip Ltd (b)	119,001	11,137,304
		35,580,716
Specialty Retail - 0.1%
Aditya Birla Fashion and Retail Ltd (f)	5,515,446	4,559,886
Aditya Birla Lifestyle Brands Ltd	5,515,446	8,979,602
		13,539,488
TOTAL CONSUMER DISCRETIONARY		57,848,196

Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	326,500	6,955,810
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Reliance Industries Ltd	1,577,982	24,941,702
Reliance Industries Ltd GDR (g)	38,060	2,397,780
		27,339,482
Financials - 0.2%
Banks - 0.1%
HDFC Bank Ltd/Gandhinagar	109,468	2,514,266
HDFC Bank Ltd/Gandhinagar ADR	103,921	7,978,016
ICICI Bank Ltd ADR	225,536	7,600,563
Kotak Mahindra Bank Ltd	56,600	1,276,314
		19,369,159
Capital Markets - 0.1%
Authum Investment & Infrastucture Ltd	486,724	15,351,313
Consumer Finance - 0.0%
Bajaj Finance Ltd	137,000	1,372,188
Financial Services - 0.0%
Jio Financial Services Ltd (b)	747,491	2,797,667
TOTAL FINANCIALS		38,890,327

Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (h)	30,100	1,550,459
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(g)(h)	50,000	3,358,306
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	451,700	1,560,721
TOTAL INDUSTRIALS		6,469,486

Information Technology - 0.0%
Software - 0.0%
Pine Labs Ltd/India (d)(e)	141,040	506,770
Materials - 0.0%
Metals & Mining - 0.0%
Welspun Corp Ltd	738,000	7,843,262
TOTAL INDIA		161,101,133
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(e)	78,355	107,346
ITALY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	485,000	13,084,315
JAPAN - 0.3%
Communication Services - 0.2%
Entertainment - 0.2%
Nintendo Co Ltd	472,957	39,529,249
Industrials - 0.0%
Professional Services - 0.0%
Timee Inc (b)	248,529	3,312,083
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	321,581	10,100,859
TOTAL JAPAN		52,942,191
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (g)(h)	312,374	6,028,097
NETHERLANDS - 0.9%
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(g)(h)	3,200	5,488,486
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	667,375	142,664,754
TOTAL NETHERLANDS		148,153,240
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	611,734	29,711,920
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	60,055	9,426,916
TOTAL SWITZERLAND		39,138,836
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	691,032	166,967,152
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	69,034	20,866,217
Flutter Entertainment PLC (United Kingdom) (b)	51,372	15,672,064
		36,538,281
Consumer Staples - 0.1%
Tobacco - 0.1%
British American Tobacco PLC ADR	186,449	10,008,582
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	200,751	10,969,470
Financial Services - 0.0%
Revolut Group Holdings Ltd (d)(e)	3,207	3,343,586
TOTAL FINANCIALS		14,313,056

TOTAL UNITED KINGDOM		60,859,919
UNITED STATES - 91.8%
Communication Services - 17.2%
Entertainment - 4.8%
Cinemark Holdings Inc (c)	294,600	7,915,902
Netflix Inc (b)	483,717	560,821,491
ROBLOX Corp Class A (b)	1,262,474	173,956,292
Spotify Technology SA (b)	86,808	54,388,684
Take-Two Interactive Software Inc (b)	130,939	29,164,043
Walt Disney Co/The	13,600	1,619,896
		827,866,308
Interactive Media & Services - 12.4%
Alphabet Inc Class A	4,419,461	848,094,566
Epic Games Inc (b)(d)(e)	607	465,429
Meta Platforms Inc Class A	1,381,510	1,068,515,095
Reddit Inc Class A (b)	150,191	24,119,173
Reddit Inc Class B (b)	30,951	4,970,421
Snap Inc Class A (b)(c)	17,120,075	161,442,307
		2,107,606,991
Media - 0.0%
MNTN Inc (f)	62,139	1,749,834
TOTAL COMMUNICATION SERVICES		2,937,223,133

Consumer Discretionary - 14.8%
Automobiles - 1.6%
Neutron Holdings Inc (b)(d)(e)	491,550	34,163
Rad Power Bikes Inc (b)(d)(e)	101,681	5,084
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	110,642	9,958
Rivian Automotive Inc Class A (b)(c)	1,186,700	15,272,829
Tesla Inc (b)	827,163	254,989,538
		270,311,572
Broadline Retail - 5.9%
Amazon.com Inc (b)	4,337,322	1,015,410,453
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions Inc (b)	44,043	4,981,263
Hotels, Restaurants & Leisure - 2.0%
BJ's Restaurants Inc (b)	41,900	1,484,517
Brinker International Inc (b)(c)	131,303	20,693,353
Cava Group Inc (b)	101,430	8,926,854
Chipotle Mexican Grill Inc (b)	1,787,526	76,649,115
DoorDash Inc Class A (b)	66,200	16,566,550
DraftKings Inc Class A (b)	998,703	44,981,583
Dutch Bros Inc Class A (b)	70,672	4,188,729
Planet Fitness Inc Class A (b)	124,457	13,589,460
Royal Caribbean Cruises Ltd	42,381	13,471,648
Sonder Holdings Inc Stage 1 rights (b)(e)	1,448	0
Sonder Holdings Inc Stage 2 rights (b)(e)	1,447	0
Sonder Holdings Inc Stage 3 rights (b)(e)	1,447	0
Sonder Holdings Inc Stage 4 rights (b)(e)	1,447	0
Sonder Holdings Inc Stage 5 rights (b)(e)	1,447	0
Sonder Holdings Inc Stage 5 rights (b)(e)	1,447	0
Sportradar Holding AG Class A (b)	112,800	3,335,496
Starbucks Corp	1,292,254	115,217,367
Sweetgreen Inc Class A (b)(c)	624,964	8,049,536
Yum! Brands Inc	96,090	13,851,374
		341,005,582
Household Durables - 1.0%
DR Horton Inc	66,811	9,543,283
Lennar Corp Class A	45,796	5,137,395
PulteGroup Inc	79,480	8,974,882
SharkNinja Inc (b)(c)	1,140,144	132,370,719
Somnigroup International Inc	197,650	14,305,907
Toll Brothers Inc	30,200	3,574,472
		173,906,658
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)(c)	2,701,059	19,285,561
Specialty Retail - 2.6%
Abercrombie & Fitch Co Class A (b)	233,737	22,443,427
Bath & Body Works Inc	334,497	9,687,033
Burlington Stores Inc (b)	42,161	11,508,267
Carvana Co Class A (b)	241,962	94,406,314
Fanatics Inc Class A (b)(d)(e)	225,366	13,724,789
Five Below Inc (b)	255,170	34,835,808
Home Depot Inc/The	56,689	20,833,774
Lowe's Cos Inc	396,898	88,734,486
O'Reilly Automotive Inc (b)	16,305	1,603,108
Restoration Hardware Inc (b)(c)	266,391	54,775,317
TJX Cos Inc/The	591,675	73,681,288
Urban Outfitters Inc (b)	69,300	5,216,904
Warby Parker Inc Class A (b)	60,900	1,458,555
Wayfair Inc Class A (b)	312,347	20,502,457
		453,411,527
Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd (b)	1,267,042	23,047,494
Deckers Outdoor Corp (b)	721,909	76,645,079
Levi Strauss & Co Class A	120,400	2,370,676
Lululemon Athletica Inc (b)	493,576	98,976,795
NIKE Inc Class B	657,952	49,142,435
Tapestry Inc	66,900	7,227,207
Under Armour Inc Class A (b)(c)	2,289,533	15,202,499
		272,612,185
TOTAL CONSUMER DISCRETIONARY		2,550,924,801

Consumer Staples - 2.2%
Beverages - 0.2%
Celsius Holdings Inc (b)	147,269	6,677,176
Coca-Cola Co/The	507,776	34,472,913
		41,150,089
Consumer Staples Distribution & Retail - 1.5%
Costco Wholesale Corp	115,145	108,194,849
Dollar General Corp	192,000	20,140,800
Dollar Tree Inc (b)	237,966	27,021,039
Kroger Co/The	50,600	3,547,060
Walmart Inc	1,084,280	106,237,754
		265,141,502
Food Products - 0.1%
Freshpet Inc (b)	130,018	8,882,830
Real Good Food Co LLC /The Class B (b)(e)	11,626	0
Real Good Food Co LLC /The Class B unit (b)(g)	11,626	1,162
		8,883,992
Tobacco - 0.4%
JUUL Labs Inc Class A (b)(d)(e)	6,987,609	9,573,024
Philip Morris International Inc	370,212	60,733,279
		70,306,303
TOTAL CONSUMER STAPLES		385,481,886

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cheniere Energy Inc	22,560	5,321,452
Financials - 4.2%
Capital Markets - 1.8%
Ares Management Corp Class A	124,127	23,029,282
Blue Owl Capital Inc Class A	1,591,897	30,803,207
Charles Schwab Corp/The	246,851	24,124,748
Coinbase Global Inc Class A (b)	29,400	11,106,144
Galaxy Digital Inc Class A (c)	159,700	4,537,876
Goldman Sachs Group Inc/The	85,350	61,758,407
KKR & Co Inc Class A	190,056	27,858,408
Moody's Corp	44,618	23,010,841
Morgan Stanley	188,838	26,901,861
Robinhood Markets Inc Class A (b)	676,177	69,680,040
		302,810,814
Consumer Finance - 0.0%
American Express Co	25,152	7,528,245
Financial Services - 2.4%
Affirm Holdings Inc Class A (b)	635,398	43,562,887
Apollo Global Management Inc	255,016	37,058,925
Mastercard Inc Class A	388,305	219,963,134
Mr Cooper Group Inc (b)	2,500	389,300
Rocket Cos Inc Class A (c)	421,543	6,226,190
Toast Inc Class A (b)	374,585	18,294,731
Visa Inc Class A	235,226	81,263,527
		406,758,694
Insurance - 0.0%
Slide Insurance Holdings Inc	126,600	2,380,080
TOTAL FINANCIALS		719,477,833

Health Care - 5.1%
Biotechnology - 1.1%
AbbVie Inc	143,216	27,070,688
Alnylam Pharmaceuticals Inc (b)	93,351	36,615,996
Apogee Therapeutics Inc (b)	58,508	2,238,516
Arcellx Inc (b)	20,373	1,454,428
Avidity Biosciences Inc (b)	51,113	1,876,358
Caris Life Sciences Inc (b)	28,300	794,664
Cibus Inc Class A (b)	8,124	12,024
Gilead Sciences Inc	775,183	87,045,300
Janux Therapeutics Inc (b)	52,683	1,265,182
Legend Biotech Corp ADR (b)	112,467	4,394,086
Moderna Inc (b)	207,716	6,140,085
MoonLake Immunotherapeutics Class A (b)	70,924	3,577,407
Natera Inc (b)	25,296	3,381,063
Scholar Rock Holding Corp (b)	94,810	3,512,711
Soleno Therapeutics Inc (b)	45,700	3,951,679
Viking Therapeutics Inc (b)	138,818	4,521,302
		187,851,489
Health Care Equipment & Supplies - 1.3%
Blink Health LLC Class A1 (b)(d)(e)	7,044	256,331
Boston Scientific Corp (b)	1,617,982	169,758,672
GE HealthCare Technologies Inc	22,900	1,633,228
Glaukos Corp (b)	52,111	4,486,236
Insulet Corp (b)	82,498	23,792,423
Kestra Medical Technologies Ltd	98,264	1,621,356
Stryker Corp	61,810	24,274,641
		225,822,887
Health Care Providers & Services - 0.4%
Cardinal Health Inc	166,479	25,840,870
Cencora Inc	56,123	16,055,668
McKesson Corp	36,768	25,500,079
		67,396,617
Health Care Technology - 0.1%
Claritev Corp warrants (b)	13,856	0
Veeva Systems Inc Class A (b)	30,000	8,526,000
Waystar Holding Corp (b)	202,113	7,474,139
		16,000,139
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific Inc	15,200	7,108,736
Veterinary Emergency Group (b)(d)(e)(i)	62,379	5,031,490
		12,140,226
Pharmaceuticals - 2.2%
Eli Lilly & Co	503,585	372,688,151
Structure Therapeutics Inc ADR (b)	70,600	1,256,680
		373,944,831
TOTAL HEALTH CARE		883,156,189

Industrials - 5.5%
Aerospace & Defense - 2.7%
Anduril Industries Inc Class B (d)(e)	6,297	257,421
Anduril Industries Inc Class C (d)(e)	3	123
Axon Enterprise Inc (b)	57,004	43,065,952
Boeing Co (b)	558,068	123,801,805
GE Aerospace	337,804	91,571,908
Howmet Aerospace Inc	270,824	48,686,030
Relativity Space Inc (b)(e)	3,833	4,063
Space Exploration Technologies Corp (b)(d)(e)	519,625	110,160,501
Space Exploration Technologies Corp Class C (b)(d)(e)	162,357	34,419,684
StandardAero Inc	45,645	1,303,165
		453,270,652
Building Products - 0.1%
Builders FirstSource Inc (b)	88,100	11,200,153
Carrier Global Corp	49,400	3,389,828
Lennox International Inc	2,700	1,644,300
Trex Co Inc (b)(c)	81,889	5,260,549
		21,494,830
Construction & Engineering - 0.0%
Comfort Systems USA Inc	9,300	6,540,690
Fluor Corp (b)	30,400	1,725,808
		8,266,498
Electrical Equipment - 0.7%
Emerson Electric Co	37,300	5,427,523
GE Vernova Inc	159,763	105,489,911
Vertiv Holdings Co Class A	30,300	4,411,680
		115,329,114
Ground Transportation - 1.1%
Knight-Swift Transportation Holdings Inc	72,200	3,068,499
Lyft Inc Class A (b)	1,210,046	17,013,247
Uber Technologies Inc (b)	1,801,862	158,113,391
		178,195,137
Industrial Conglomerates - 0.0%
3M Co	31,017	4,628,357
Machinery - 0.0%
PACCAR Inc	33,700	3,328,212
RBC Bearings Inc (b)	11,900	4,609,346
		7,937,558
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	164,096	8,690,524
Delta Air Lines Inc	336,896	17,926,236
United Airlines Holdings Inc (b)	297,695	26,289,446
		52,906,206
Trading Companies & Distributors - 0.6%
Ferguson Enterprises Inc	45,818	10,232,534
FTAI Aviation Ltd (c)	687,924	94,665,222
		104,897,756
TOTAL INDUSTRIALS		946,926,108

Information Technology - 41.3%
Communications Equipment - 0.1%
Lumentum Holdings Inc (b)	219,897	24,206,261
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	432,397	46,054,605
Coherent Corp (b)	270,052	29,057,595
Corning Inc	39,100	2,472,684
		77,584,884
IT Services - 1.3%
Cloudflare Inc Class A (b)	101,317	21,041,515
CoreWeave Inc Class A (f)	616,760	70,390,819
CoreWeave Inc Class A (e)(f)	40,036	4,569,308
IBM Corporation	24,400	6,176,860
MongoDB Inc Class A (b)	21,100	5,019,479
Snowflake Inc (b)	277,206	61,955,541
Twilio Inc Class A (b)	323,100	41,679,900
X.Ai Holdings Corp Class A (d)(e)	127,494	4,661,181
		215,494,603
Semiconductors & Semiconductor Equipment - 25.0%
Astera Labs Inc (b)	695,288	95,066,728
Broadcom Inc	2,694,482	791,369,363
GlobalFoundries Inc (b)	821,128	30,701,976
Impinj Inc (b)	56,116	8,674,411
Marvell Technology Inc	4,212,277	338,540,702
Monolithic Power Systems Inc	157,319	111,891,566
NVIDIA Corp	16,262,435	2,892,599,314
ON Semiconductor Corp (b)	380,647	21,453,265
		4,290,297,325
Software - 10.0%
Applied Intuition Inc Class A (b)(d)(e)	7,903	1,077,021
AppLovin Corp Class A (b)	616,885	241,016,970
Celestial AI Inc (d)(e)	10,310	175,167
Circle Internet Group Inc (f)	137,547	25,242,625
Crowdstrike Holdings Inc Class A (b)	31,597	14,363,048
Figma Inc (f)	60,051	6,935,891
Figma Inc Class A	41,800	4,827,900
Microsoft Corp	1,941,336	1,035,702,757
MicroStrategy Inc Class A (b)	48,410	19,454,043
Monday.com Ltd (b)	40,111	10,520,714
OpenAI Global LLC rights (b)(d)(e)	6,979,271	10,259,528
OpenAI Global LLC rights (b)(d)(e)	1,350,877	1,350,877
Oracle Corp	671,437	170,390,567
Palantir Technologies Inc Class A (b)	348,980	55,260,983
Servicenow Inc (b)	121,095	114,207,116
Stripe Inc Class B (b)(d)(e)	19,200	681,600
Unity Software Inc (b)	210,000	7,005,600
Zscaler Inc (b)	6,100	1,741,916
		1,720,214,323
Technology Hardware, Storage & Peripherals - 4.4%
Apple Inc	3,614,279	750,215,892
Sandisk Corp/DE	66,091	2,836,626
Super Micro Computer Inc (b)(c)	110,800	6,533,876
		759,586,394
TOTAL INFORMATION TECHNOLOGY		7,087,383,790

Materials - 0.8%
Chemicals - 0.2%
Sherwin-Williams Co/The	123,477	40,856,070
Construction Materials - 0.4%
CRH PLC	67,882	6,479,336
James Hardie Industries PLC ADR (b)	521,323	13,523,119
Martin Marietta Materials Inc	26,594	15,288,359
Vulcan Materials Co	61,746	16,959,774
		52,250,588
Metals & Mining - 0.2%
Carpenter Technology Corp	144,113	35,940,341
TOTAL MATERIALS		129,046,999

Real Estate - 0.5%
Health Care REITs - 0.5%
Welltower Inc	469,344	77,474,614
Real Estate Management & Development - 0.0%
Zillow Group Inc Class C (b)	191,838	15,260,713
TOTAL REAL ESTATE		92,735,327

Utilities - 0.2%
Electric Utilities - 0.1%
Entergy Corp	57,900	5,235,896
NRG Energy Inc	53,700	8,978,640
		14,214,536
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	69,400	14,472,676
TOTAL UTILITIES		28,687,212

TOTAL UNITED STATES		15,766,364,730
TOTAL COMMON STOCKS (Cost $7,990,345,913)		16,798,547,972

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	237,400	750,801
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	64,200	203,039
Neutron Holdings Inc 8% 10/29/2026 (d)(e)(j)	2,901,461	3,939,604
		4,893,444
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (d)(e)	20,586	14,458
TOTAL UNITED STATES		4,907,902
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,223,647)		4,907,902

Convertible Preferred Stocks - 1.6%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (d)(e)	38,100	2,099,690
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
ByteDance Ltd Series E1 (b)(d)(e)	31,950	7,495,790
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(e)	20,165	4,292,254
FINLAND - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Oura Health Oy Series D (d)(e)	215,427	9,571,422
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D-2 (d)(e)	2,792,940	4,105,622
Meesho Series E (d)(e)	465,240	683,903
Meesho Series E-1 (d)(e)	278,940	410,041
Meesho Series F (d)(e)	4,321,710	6,352,914
		11,552,480
Information Technology - 0.0%
Software - 0.0%
Pine Labs Ltd/India Series 1 (d)(e)	337,275	1,211,860
Pine Labs Ltd/India Series A (d)(e)	84,319	302,966
Pine Labs Ltd/India Series B (d)(e)	91,695	329,469
Pine Labs Ltd/India Series B2 (d)(e)	74,144	266,406
Pine Labs Ltd/India Series C (d)(e)	137,988	495,804
Pine Labs Ltd/India Series C1 (d)(e)	28,996	104,185
Pine Labs Ltd/India Series D (d)(e)	31,031	111,497
		2,822,187
TOTAL INDIA		14,374,667
ISRAEL - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (d)(e)	216,700	1,711,930
Element Labs Inc Series B (d)(e)	144,300	1,265,511
		2,977,441
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	130,900	168,861
Xsight Labs Ltd Series F (d)(e)	261,182	1,099,576
		1,268,437
TOTAL ISRAEL		4,245,878
UNITED STATES - 1.4%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(d)(e)	3,178,083	220,877
Neutron Holdings Inc Series 1D (b)(d)(e)	5,904,173	410,340
Rad Power Bikes Inc Series A (b)(d)(e)	13,256	662
Rad Power Bikes Inc Series C (b)(d)(e)	52,162	4,695
Rad Power Bikes Inc Series D (b)(d)(e)	102,800	14,392
Waymo LLC Series A2 (b)(d)(e)	7,817	570,094
Waymo LLC Series C2 (d)(e)	35,524	3,006,396
		4,227,456
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	700	173,544
TOTAL CONSUMER DISCRETIONARY		4,401,000

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	18,300	686,250
GoBrands Inc Series H (b)(d)(e)	11,467	551,104
		1,237,354
Food Products - 0.0%
AgBiome LLC Series C (b)(d)(e)	68,700	1
Tobacco - 0.0%
JUUL Labs Inc Series E (b)(d)(e)	12,508	17,136
TOTAL CONSUMER STAPLES		1,254,491

Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	85,300	1,122,548
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	16,673	1,236,803
Tenstorrent Holdings Inc Series D1 (b)(d)(e)	26,748	2,101,858
Tenstorrent Holdings Inc Series D2 (b)(d)(e)	7,862	596,175
		5,057,384
Health Care - 0.0%
Biotechnology - 0.0%
Neurona Therapeutics Inc Series F (d)(e)	438,700	903,722
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(d)(e)	16,970	617,538
Blink Health LLC Series D (b)(d)(e)	3,936	143,231
		760,769
TOTAL HEALTH CARE		1,664,491

Industrials - 0.6%
Aerospace & Defense - 0.6%
ABL Space Systems Co Series A10 (d)(e)	183,227	76,955
ABL Space Systems Co Series A8 (d)(e)	33,728	14,166
ABL Space Systems Co Series A9 (d)(e)	19,187	8,059
Anduril Industries Inc Series F (d)(e)	129,683	5,301,441
Anduril Industries Inc Series G (d)(e)	59,000	2,411,920
Space Exploration Technologies Corp Series G (b)(d)(e)	4,374	9,272,880
Space Exploration Technologies Corp Series J (b)(d)(e)	29,526	62,595,120
Space Exploration Technologies Corp Series N (b)(d)(e)	8,141	17,258,920
		96,939,461
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(d)(e)	65,890	2,725,210
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(d)(e)	11,104	1,271,075
Beta Technologies Inc Series C, 6% (d)(e)	6,055	721,998
		1,993,073
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (d)(e)	270,300	2,165,103
TOTAL INDUSTRIALS		103,822,847

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(d)(e)	92,760	333,936
Enevate Corp Series E (b)(d)(e)	1,325,513	410,909
Frore Systems Inc Series C (b)(d)(e)	85,893	1,400,056
Menlo Microsystems Inc Series C (b)(d)(e)	560,500	308,275
		2,453,176
IT Services - 0.3%
Gupshup Inc (b)(d)(e)	78,911	373,249
X.Ai Holdings Corp Series B (d)(e)	872,295	31,891,106
X.Ai Holdings Corp Series C (d)(e)	160,442	5,865,760
Yanka Industries Inc Series F (b)(d)(e)	55,991	240,761
		38,370,876
Semiconductors & Semiconductor Equipment - 0.0%
Alif Semiconductor Series C (b)(d)(e)	47,598	1,258,015
Alif Semiconductor Series D (d)(e)	50,000	1,406,500
Danger Devices Inc Series B (d)(e)	1,028,200	925,380
Retym Inc Series C (b)(d)(e)	154,149	1,607,774
Retym Inc Series D (d)(e)	45,360	498,506
SiMa Technologies Inc Series B (b)(d)(e)	313,000	1,949,990
SiMa Technologies Inc Series B1 (b)(d)(e)	20,966	153,052
		7,799,217
Software - 0.4%
Algolia Inc Series D (b)(d)(e)	30,436	593,502
Anthropic PBC Series D (b)(d)(e)	92,022	14,185,192
Anthropic PBC Series E (d)(e)	9,200	1,356,908
Applied Intuition Inc Series A2 (b)(d)(e)	10,287	1,401,912
Applied Intuition Inc Series B2 (b)(d)(e)	4,960	675,949
Celestial AI Inc Series A (d)(e)	65,737	1,116,872
Celestial AI Inc Series B (d)(e)	49,465	840,410
Celestial AI Inc Series C1 (d)(e)	198,147	3,366,518
Crusoe Energy Systems LLC Series D (d)(e)	70,763	2,155,441
Databricks Inc Series G (b)(d)(e)	48,000	5,589,120
Databricks Inc Series H (b)(d)(e)	31,572	3,676,244
Databricks Inc Series I (b)(d)(e)	1,359	158,242
Databricks Inc Series J (d)(e)	44,987	5,238,286
Lyte Ai Inc Series B (d)(e)	165,469	1,871,454
MOLOCO Inc Series A (b)(d)(e)	20,180	1,422,892
Nuro Inc/CA Series E (d)(e)	107,458	1,375,462
Runway AI Inc Series D (d)(e)	129,200	1,621,460
Skyryse Inc Series B (b)(d)(e)	67,400	1,769,924
Stripe Inc Series H (b)(d)(e)	8,086	287,053
Stripe Inc Series I (b)(d)(e)	124,536	4,421,028
		53,123,869
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(d)(e)	70,909	4,694,176
Lightmatter Inc Series C2 (b)(d)(e)	11,138	750,701
Lightmatter Inc Series D (d)(e)	86,242	7,023,548
		12,468,425
TOTAL INFORMATION TECHNOLOGY		114,215,563

Materials - 0.0%
Metals & Mining - 0.0%
Diamond Foundry Inc Series C (b)(d)(e)	249,802	6,589,777
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(d)(e)	37,990	1,158,695
Redwood Materials Series D (b)(d)(e)	10,886	332,023
		1,490,718
TOTAL UNITED STATES		238,496,271
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $177,871,560)		280,575,972

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (d)(e)	110,642	66,116
Health Care - 0.0%
Health Care Technology - 0.0%
HeartFlow Inc 0% (d)(e)(k)	1,613,600	1,805,780
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(k)	73,664	38,860
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	341,002	354,757
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (d)(e)	159,357	210,256
TOTAL INFORMATION TECHNOLOGY		603,873

TOTAL UNITED STATES		2,475,769
TOTAL PREFERRED SECURITIES (Cost $2,298,265)		2,475,769

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l)	4.33	111,302,844	111,325,104
Fidelity Securities Lending Cash Central Fund (l)(m)	4.33	132,897,774	132,911,064
TOTAL MONEY MARKET FUNDS (Cost $244,236,168)			244,236,168

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $8,417,975,553)	17,330,743,783
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(132,157,124)
NET ASSETS - 100.0%	17,198,586,659

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $493,063,119 or 2.9% of net assets.

(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $113,448,363 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,273,831 or 0.1% of net assets.

(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,425,348 or 0.1% of net assets.

(i)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(m)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/23	313,081

ABL Space Systems Co Series A8	3/24/21	1,338,638

ABL Space Systems Co Series A9	10/22/21	1,166,473

AgBiome LLC Series C	6/29/18	435,125

Akeana Series C	1/23/24	1,088,496

Algolia Inc Series D	7/23/21	890,102

Alif Semiconductor Series C	3/08/22	966,170

Alif Semiconductor Series D	4/11/25	1,350,855

Anduril Industries Inc Class B	6/16/25	257,439

Anduril Industries Inc Class C	6/16/25	123

Anduril Industries Inc Series F	8/07/24	2,818,868

Anduril Industries Inc Series G	4/17/25	2,412,085

Ant International Co Ltd Class C	5/16/18	769,853

Anthropic PBC Series D	5/31/24	2,761,074

Anthropic PBC Series E	2/14/25	515,996

Applied Intuition Inc Class A	7/02/24	471,769

Applied Intuition Inc Series A2	7/02/24	614,081

Applied Intuition Inc Series B2	7/02/24	296,087

Beta Technologies Inc Series A	4/09/21	813,590

Beta Technologies Inc Series C, 6%	10/24/24	693,116

Blink Health LLC Class A1	12/30/20 - 6/17/24	199,200

Blink Health LLC Series C	11/07/19 - 7/14/21	647,847

Blink Health LLC Series D	6/17/24 - 6/25/24	165,312

Bolt Technology OU Series E	1/03/22	5,238,796

ByteDance Ltd Series E1	11/18/20	3,500,895

Celestial AI Inc	2/25/25	152,750

Celestial AI Inc Series A	2/25/25	973,940

Celestial AI Inc Series B	2/25/25	732,859

Celestial AI Inc Series C1	2/25/25	3,453,742

Cellink Corp Series D	1/20/22	1,931,625

Crusoe Energy Systems LLC Series D	12/10/24	2,064,287

Danger Devices Inc Series B	3/05/25	925,894

Databricks Inc Series G	2/01/21	2,837,886

Databricks Inc Series H	8/31/21	2,320,041

Databricks Inc Series I	9/14/23	99,887

Databricks Inc Series J	12/17/24	4,161,298

Diamond Foundry Inc Series C	3/15/21	5,995,248

Discord Inc Series I	9/15/21	385,437

Element Labs Inc Series A	2/11/25	799,319

Element Labs Inc Series B	6/27/25	1,266,795

Empower Semiconductor Inc Series D	6/27/25	2,169,374

Enevate Corp 10% 5/12/2199	11/12/24	20,586

Enevate Corp 6%	11/02/23 - 10/31/24	73,664

Enevate Corp Series E	1/29/21	1,469,576

Epic Games Inc	7/30/20	349,025

Fanatics Inc Class A	8/13/20 - 10/24/22	10,009,624

Frore Systems Inc Series C	5/10/24	1,380,335

GoBrands Inc Series G	3/02/21	4,569,827

GoBrands Inc Series H	7/22/21	4,454,821

Gupshup Inc	6/08/21	1,804,316

HeartFlow Inc 0%	3/26/25	1,613,600

JUUL Labs Inc Class A	12/20/17 - 2/23/24	7,714,318

JUUL Labs Inc Series E	12/20/17 - 7/06/18	342,963

Lenskart Solutions Pvt Ltd	4/30/24	6,756,455

Lightmatter Inc Series C1	5/19/23	1,166,935

Lightmatter Inc Series C2	12/18/23	289,608

Lightmatter Inc Series D	10/11/24	6,919,239

Lyte Ai Inc Series B	8/13/24	2,099,156

Meesho Series D-2	7/15/24	2,606,744

Meesho Series E	7/15/24	434,224

Meesho Series E-1	4/18/24	260,344

Meesho Series F	9/21/21 - 7/15/24	5,279,390

Menlo Microsystems Inc Series C	2/09/22	742,943

MOLOCO Inc Series A	6/26/23	1,210,800

Neurona Therapeutics Inc Series F	3/28/25	903,722

Neutron Holdings Inc	2/04/21	4,916

Neutron Holdings Inc 4% 5/22/2027	6/04/20	237,400

Neutron Holdings Inc 4% 6/12/2027	6/12/20	64,200

Neutron Holdings Inc 8% 10/29/2026	10/29/21 - 4/27/25	2,901,461

Neutron Holdings Inc Series 1C	7/03/18	581,081

Neutron Holdings Inc Series 1D	1/25/19	1,431,762

Nuro Inc/CA Series E	4/01/25	1,374,763

OpenAI Global LLC rights	9/30/24	6,979,271

OpenAI Global LLC rights	4/11/25	1,350,877

Oura Health Oy Series D	12/18/24	5,534,320

Pine Labs Ltd/India	6/30/21	413,750

Pine Labs Ltd/India Series 1	6/30/21	989,073

Pine Labs Ltd/India Series A	6/30/21	247,454

Pine Labs Ltd/India Series B	6/30/21	269,080

Pine Labs Ltd/India Series B2	6/30/21	217,626

Pine Labs Ltd/India Series C	6/30/21	404,801

Pine Labs Ltd/India Series C1	6/30/21	85,260

Pine Labs Ltd/India Series D	6/30/21	91,226

Rad Power Bikes Inc	1/21/21	490,493

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	110,642

Rad Power Bikes Inc Series A	1/21/21	63,945

Rad Power Bikes Inc Series C	1/21/21	251,621

Rad Power Bikes Inc Series D	9/17/21	985,215

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	0

Redwood Materials Series C	5/28/21	1,800,858

Redwood Materials Series D	6/02/23	519,653

Retym Inc Series C	5/17/23 - 6/20/23	1,199,557

Retym Inc Series D	1/29/25	480,226

Revolut Group Holdings Ltd	12/27/24	2,789,311

Runway AI Inc Series D	9/06/24	1,400,758

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 7/05/25	341,002

SiMa Technologies Inc Series B	5/10/21	1,604,876

SiMa Technologies Inc Series B1	4/25/22	148,668

Skyryse Inc 0% 2/5/2027	8/13/24	159,357

Skyryse Inc Series B	10/21/21	1,663,430

Space Exploration Technologies Corp	2/16/21 - 8/30/24	45,684,309

Space Exploration Technologies Corp Class C	12/15/22 - 7/01/24	14,499,349

Space Exploration Technologies Corp Series G	9/07/23	3,542,940

Space Exploration Technologies Corp Series J	9/07/23	23,916,060

Space Exploration Technologies Corp Series N	8/04/20	2,198,070

Stripe Inc Class B	5/18/21	770,465

Stripe Inc Series H	3/15/21	324,451

Stripe Inc Series I	3/20/23 - 5/12/23	2,507,425

Taalas Inc Series B	2/19/25	2,092,201

Tenstorrent Holdings Inc Series C1	4/23/21	991,307

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	2,108,450

Tenstorrent Holdings Inc Series D2	7/17/24	597,355

Veterinary Emergency Group	9/16/21 - 3/17/22	2,585,288

Waymo LLC Series A2	5/08/20	671,224

Waymo LLC Series C2	10/18/24	2,778,023

X.Ai Holdings Corp Class A	10/25/22 - 7/18/25	4,624,384

X.Ai Holdings Corp Series B	5/13/24	10,441,371

X.Ai Holdings Corp Series C	11/22/24	3,473,569

Xsight Labs Ltd Series D	2/16/21	1,046,676

Xsight Labs Ltd Series F	1/11/24 - 12/30/24	1,209,269

Yanka Industries Inc Series F	4/08/21	1,784,814

Zipline International Inc Series G	6/07/24	2,763,842

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Aditya Birla Fashion and Retail Ltd	9/15/2025

Circle Internet Group Inc	12/2/2025

CoreWeave Inc Class A	9/24/2025

CoreWeave Inc Class A	9/24/2025

Figma Inc	1/27/2026

MNTN Inc	11/18/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	922,479,635	2,167,030,776	2,978,185,307	21,485,903	-	-	111,325,104	111,302,844	0.2%
Fidelity Securities Lending Cash Central Fund	49,444,822	1,235,786,379	1,152,320,137	841,561	-	-	132,911,064	132,897,774	0.5%
Total	971,924,457	3,402,817,155	4,130,505,444	22,327,464	-	-	244,236,168

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	3,014,138,053	2,936,757,704	76,914,920	465,429
Consumer Discretionary	2,798,314,513	2,728,850,099	46,962,428	22,501,986
Consumer Staples	402,446,278	385,917,444	6,955,810	9,573,024
Energy	46,177,927	21,236,225	24,941,702	-
Financials	790,600,934	747,105,887	39,769,704	3,725,343
Health Care	914,145,613	908,857,792	-	5,287,821
Industrials	959,914,756	802,084,319	12,988,645	144,841,792
Information Technology	7,592,024,032	7,568,635,234	-	23,388,798
Materials	159,363,327	151,520,065	7,843,262	-
Real Estate	92,735,327	92,735,327	-	-
Utilities	28,687,212	28,687,212	-	-

Convertible Corporate Bonds
Consumer Discretionary	4,893,444	-	-	4,893,444
Information Technology	14,458	-	-	14,458

Convertible Preferred Stocks
Communication Services	7,495,790	-	-	7,495,790
Consumer Discretionary	15,953,480	-	-	15,953,480
Consumer Staples	1,254,491	-	-	1,254,491
Financials	5,057,384	-	-	5,057,384
Health Care	11,235,913	-	-	11,235,913
Industrials	106,800,288	-	-	106,800,288
Information Technology	124,698,131	-	-	124,698,131
Materials	6,589,777	-	-	6,589,777
Utilities	1,490,718	-	-	1,490,718

Preferred Securities
Consumer Discretionary	66,116	-	-	66,116
Health Care	1,805,780	-	-	1,805,780
Information Technology	603,873	-	-	603,873

Money Market Funds	244,236,168	244,236,168	-	-
Total Investments in Securities:	17,330,743,783	16,616,623,476	216,376,471	497,743,836
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2025 ($)
Common Stocks	128,158,374	(1,974,107)	70,273,110	29,392,046	(16,065,230)	-	-	-	209,784,193	82,972,572
Convertible Preferred Stocks	135,279,096	-	102,152,238	76,941,425	(33,796,787)	-	-	-	280,575,972	98,198,805
Convertible Corporate Bonds	3,100,896	-	1,593,520	213,486	-	-	-	-	4,907,902	1,593,520
Preferred Securities	553,186	-	114,525	2,149,060	(341,002)	-	-	-	2,475,769	117,736

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $133,700,307) - See accompanying schedule:
Unaffiliated issuers (cost $8,173,739,385)	$17,086,507,615
Fidelity Central Funds (cost $244,236,168)	244,236,168

Total Investment in Securities (cost $8,417,975,553)		$17,330,743,783
Restricted cash		226
Foreign currency held at value (cost $68,137)		67,708
Receivable for investments sold		27,131,594
Receivable for fund shares sold		11,918,419
Dividends receivable		1,846,002
Interest receivable		124,526
Distributions receivable from Fidelity Central Funds		177,779
Other receivables		164,194
Total assets		17,372,174,231
Liabilities
Payable to custodian bank	$34
Payable for investments purchased	11,925,233
Payable for fund shares redeemed	17,420,175
Accrued management fee	6,266,702
Other payables and accrued expenses	5,061,636
Collateral on securities loaned	132,913,792
Total liabilities		173,587,572
Net Assets		$17,198,586,659
Net Assets consist of:
Paid in capital		$8,205,077,632
Total accumulated earnings (loss)		8,993,509,027
Net Assets		$17,198,586,659
Net Asset Value, offering price and redemption price per share ($17,198,586,659 ÷ 422,133,232 shares)		$40.74
Consolidated Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$71,442,310
Interest		1,292,565
Income from Fidelity Central Funds (including $841,561 from security lending)		22,327,464
Total income		95,062,339
Expenses
Management fee	$72,727,759
Independent trustees' fees and expenses	65,022
Interest	79,164
Total expenses before reductions	72,871,945
Expense reductions	(11,579)
Total expenses after reductions		72,860,366
Net Investment income (loss)		22,201,973
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $136,014)	211,361,190
Redemptions in-kind	349,420,316
Foreign currency transactions	(473,494)
Futures contracts	29,107,864
Total net realized gain (loss)		589,415,876
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $402,573)	2,982,088,508
Unfunded commitments	(17,285)
Assets and liabilities in foreign currencies	2,343
Futures contracts	9,611,735
Total change in net unrealized appreciation (depreciation)		2,991,685,301
Net gain (loss)		3,581,101,177
Net increase (decrease) in net assets resulting from operations		$3,603,303,150
Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,201,973	$54,789,623
Net realized gain (loss)	589,415,876	838,841,628
Change in net unrealized appreciation (depreciation)	2,991,685,301	2,571,255,998
Net increase (decrease) in net assets resulting from operations	3,603,303,150	3,464,887,249
Distributions to shareholders	(107,111,324)	(28,694,920)

Share transactions
Proceeds from sales of shares	3,649,025,767	5,483,488,662
Reinvestment of distributions	106,831,062	28,606,071
Cost of shares redeemed	(5,506,938,052)	(3,383,723,047)

Net increase (decrease) in net assets resulting from share transactions	(1,751,081,223)	2,128,371,686
Total increase (decrease) in net assets	1,745,110,603	5,564,564,015

Net Assets
Beginning of period	15,453,476,056	9,888,912,041
End of period	$17,198,586,659	$15,453,476,056

Other Information
Shares
Sold	103,008,293	197,114,419
Issued in reinvestment of distributions	3,133,661	1,142,603
Redeemed	(156,451,624)	(116,394,378)
Net increase (decrease)	(50,309,670)	81,862,644

Consolidated Financial Highlights
Fidelity® Blue Chip Growth K6 Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.71	$25.32	$20.19	$27.89	$19.32
Income from Investment Operations
Net investment income (loss) A,B	.05	.12	.05	- C	(.03)
Net realized and unrealized gain (loss)	8.21	7.34	5.10	(5.83)	8.91
Total from investment operations	8.26	7.46	5.15	(5.83)	8.88
Distributions from net investment income	(.23)	(.07)	(.02)	-	(.02)
Distributions from net realized gain	-	-	-	(1.87)	(.29)
Total distributions	(.23)	(.07)	(.02)	(1.87)	(.31)
Net asset value, end of period	$40.74	$32.71	$25.32	$20.19	$27.89
Total Return D	25.38%	29.54%	25.55%	(22.62)%	46.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions, if any	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.14%	.43%	.23%	.01%	(.10)%
Supplemental Data
Net assets, end of period (000 omitted)	$17,198,587	$15,453,476	$9,888,912	$6,821,284	$6,455,689
Portfolio turnover rate G,H	34%	17%	24%	37%	44%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Consolidated Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Blue Chip Growth K6 Fund (the Fund) is a fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Consolidated Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$209,784,193	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 38.2 / 13.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	35.8	Increase
			Enterprise value/Net income (EV/NI)	16.8	Increase
		Book value	Book value multiple	1.7	Increase
		Market approach	Transaction price	$4.63	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 80.0% / 50.5%	Increase
			Discount rate	3.8% - 4.0% / 3.9%	Increase
			Term	2.1 - 5.0 / 3.0	Increase
Convertible Corporate Bonds	$4,907,902	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.0	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
		Black scholes	Volatility	75.0% - 100.0% / 75.1%	Increase
			Discount rate	4.4% - 4.9% / 4.4%	Increase
			Term	0.4	Increase
Convertible Preferred Stocks	$280,575,972	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 38.2 / 19.4	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	35.8	Increase
			Enterprise value/Gross profit multiple (EV/GP)	16.5	Increase
		Market approach	Transaction price	$0.90 - $78.20 / $28.75	Increase
			Discount rate	65.0% - 80.0% / 73.6%	Decrease
			Premium rate	5.0% - 45.0% / 19.4%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	40.0% - 100.0% / 65.2%	Increase
			Discount rate	3.8% - 4.0% / 3.9%	Increase
			Term	2.0 - 5.0 / 3.2	Increase
Preferred Securities	$2,475,769	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 14.0 / 7.2	Increase
			Discount rate	15.5% - 23.1% / 22.3%	Decrease
			Probability rate	0.0% - 100.0% / 31.4%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 37.9% / 37.6%	Decrease
			Probability rate	0.0% - 50.0% / 35.3%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 100.0% / 58.3%	Increase
			Discount rate	3.9% - 4.9% / 4.2%	Increase
			Term	0.1 - 2.1 / 0.8	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$9,132,961,516
Gross unrealized depreciation	(290,990,653)
Net unrealized appreciation (depreciation)	$8,841,970,863
Tax Cost	$8,488,772,920

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,506,632
Undistributed long-term capital gain	$154,090,675
Net unrealized appreciation (depreciation) on securities and other investments	$8,841,973,388

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$107,111,324	$28,694,920

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:
	Amount ($)	% of Net Assets
Fidelity Blue Chip Growth K6 Fund	5,031,716.03

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Consolidated Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth K6 Fund	5,286,982,723	5,665,942,824

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	17,234,936	349,420,316	575,938,420

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	30,604,532	507,463,162	914,880,637

Prior Year Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Blue Chip Growth K6 Fund	9,377,884	299,672,435
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Blue Chip Growth K6 Fund	120,321

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Blue Chip Growth K6 Fund	Borrower	9,927,567	4.58%	75,824

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth K6 Fund	389,914,949	274,476,637	13,228,751

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Blue Chip Growth K6 Fund	10,490
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Blue Chip Growth K6 Fund	90,672	4,168	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Consolidated Schedule of Investments or Consolidated Statement of Assets and Liabilities.

Amount ($)
Fidelity Blue Chip Growth K6 Fund	6,176,186
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Consolidated Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Blue Chip Growth K6 Fund	1,915,077	4.83%	3,340
10. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $11,579.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Blue Chip Growth K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Blue Chip Growth K6 Fund and subsidiary (the "Fund"), a fund of Fidelity Securities Fund, including the consolidated schedule of investments, as of July 31, 2025, the related consolidated statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 10, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $154,090,675, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $22,384,784 of distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends.

The fund designates 46% and 94% of the dividends distributed in September and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 60.35% and 100.00% of the dividends distributed in September and December, respectively during the fiscal year as amounts which may be taken into account as a dividend for the purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund designates 0.20% of the dividend distributed in September during the fiscal year as a section 199A dividend.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Blue Chip Growth K6 Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials, and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio, the Board considered the fund's unitary fee rate as well as other fund expenses paid by FMR under the fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to funds and classes in the total peer group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the fund relative to funds and classes in the asset-sized peer group. The asset-sized peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the most recent findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.9884007.108
BCFK6-ANN-0925
Fidelity® Blue Chip Growth Fund

Annual Report
July 31, 2025
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Blue Chip Growth Fund
Consolidated Schedule of Investments July 31, 2025
Showing Percentage of Net Assets
Common Stocks - 98.0%
	Shares	Value ($)
BELGIUM - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	188,200	40,903,678
BRAZIL - 0.1%
Financials - 0.0%
Banks - 0.0%
NU Holdings Ltd/Cayman Islands Class A (b)	1,052,623	12,863,053
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp (United States) (c)	591,193	54,100,071
TOTAL BRAZIL		66,963,124
CANADA - 1.2%
Consumer Discretionary - 0.2%
Specialty Retail - 0.2%
Aritzia Inc Subordinate Voting Shares (b)	3,336,870	179,101,488
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	670,066	50,308,145
Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.5%
Celestica Inc (United States) (b)(c)	2,101,564	420,018,582
IT Services - 0.3%
Shopify Inc Class A (b)	2,080,117	254,264,879
TOTAL INFORMATION TECHNOLOGY		674,283,461

Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp (United States)	289,980	46,202,513
TOTAL CANADA		949,895,607
CHINA - 0.3%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Tencent Holdings Ltd	1,415,300	99,088,323
Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Hesai Group ADR (b)	859,775	16,335,725
WeRide Inc ADR (c)	1,865,833	17,128,347
		33,464,072
Automobiles - 0.1%
BYD Co Ltd H Shares	2,667,000	38,940,488
Hotels, Restaurants & Leisure - 0.0%
Luckin Coffee Inc ADR (b)	422,900	15,545,804
TOTAL CONSUMER DISCRETIONARY		87,950,364

Financials - 0.0%
Financial Services - 0.0%
Ant International Co Ltd Class C (d)(e)	3,214,400	6,075,216
Industrials - 0.0%
Machinery - 0.0%
Zhejiang Sanhua Intelligent Controls Co Ltd H Shares	4,546,400	15,023,854
Trading Companies & Distributors - 0.0%
ZKH Group Ltd Class A (b)	15	1
TOTAL INDUSTRIALS		15,023,855

Information Technology - 0.1%
Software - 0.1%
Pony AI Inc ADR (c)	1,921,873	25,829,973
Technology Hardware, Storage & Peripherals - 0.0%
Xiaomi Corp Class B ADR (b)	497,300	16,749,064
TOTAL INFORMATION TECHNOLOGY		42,579,037

TOTAL CHINA		250,716,795
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (b)	416,896	72,331,456
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	4,743,158	178,058,151
FRANCE - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Hermes International SCA	18,638	45,751,094
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	326,789	16,368,861
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	278,097	79,730,410
TOTAL GERMANY		96,099,271
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Banks - 0.0%
Accelerant Holdings Class A (b)(c)	237,500	6,540,750
HONG KONG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Futu Holdings Ltd Class A ADR	52,600	8,083,568
INDIA - 1.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Bharti Airtel Ltd	1,317,900	28,714,231
Vodafone Idea Ltd (b)	469,252,105	36,873,784
		65,588,015
Consumer Discretionary - 0.4%
Broadline Retail - 0.0%
Lenskart Solutions Pvt Ltd (d)(e)	10,406,170	37,045,530
Hotels, Restaurants & Leisure - 0.3%
Eternal Ltd (b)	30,091,068	105,111,517
MakeMyTrip Ltd (b)	544,768	50,984,837
		156,096,354
Specialty Retail - 0.1%
Aditya Birla Fashion and Retail Ltd (f)	23,720,498	19,610,883
Aditya Birla Lifestyle Brands Ltd	23,720,498	38,618,933
		58,229,816
TOTAL CONSUMER DISCRETIONARY		251,371,700

Consumer Staples - 0.0%
Food Products - 0.0%
Patanjali Foods Ltd	1,555,012	33,128,234
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Reliance Industries Ltd	13,034,986	206,031,971
Reliance Industries Ltd GDR (g)	218,794	13,784,022
		219,815,993
Financials - 0.3%
Banks - 0.2%
HDFC Bank Ltd/Gandhinagar	1,172,172	26,922,496
HDFC Bank Ltd/Gandhinagar ADR	464,410	35,652,756
ICICI Bank Ltd ADR	1,008,159	33,974,958
Kotak Mahindra Bank Ltd	249,800	5,632,919
		102,183,129
Capital Markets - 0.1%
Authum Investment & Infrastucture Ltd	2,267,200	71,507,667
Consumer Finance - 0.0%
Bajaj Finance Ltd	606,000	6,069,680
Financial Services - 0.0%
Jio Financial Services Ltd (b)	6,689,593	25,037,430
TOTAL FINANCIALS		204,797,906

Industrials - 0.0%
Aerospace & Defense - 0.0%
Hindustan Aeronautics Ltd (h)	131,100	6,752,999
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(g)(h)	232,400	15,609,405
Transportation Infrastructure - 0.0%
JSW Infrastructure Ltd	1,932,200	6,676,167
TOTAL INDUSTRIALS		29,038,571

Information Technology - 0.0%
Software - 0.0%
Pine Labs Ltd/India (d)(e)	1,260,583	4,529,390
Materials - 0.0%
Metals & Mining - 0.0%
Welspun Corp Ltd	3,147,500	33,450,770
TOTAL INDIA		841,720,579
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(d)(e)	204,327	8,348,801
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (b)(d)(e)	4,241	56,872
		8,405,673
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 7/24/2032 (b)(e)	713,512	977,511
TOTAL ISRAEL		9,383,184
ITALY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Lottomatica Group Spa	2,262,100	61,026,862
JAPAN - 0.3%
Communication Services - 0.2%
Entertainment - 0.2%
Nintendo Co Ltd	2,102,447	175,720,310
Industrials - 0.0%
Professional Services - 0.0%
Timee Inc (b)	1,137,054	15,153,229
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Allegro MicroSystems Inc (b)	1,712,287	53,782,935
TOTAL JAPAN		244,656,474
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (g)(h)	1,342,215	25,901,652
NETHERLANDS - 0.8%
Financials - 0.0%
Financial Services - 0.0%
Adyen NV (b)(g)(h)	14,812	25,404,833
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
NXP Semiconductors NV	2,870,008	613,521,610
TOTAL NETHERLANDS		638,926,443
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	2,679,583	130,147,347
Health Care - 0.0%
Pharmaceuticals - 0.0%
Galderma Group AG	260,151	40,836,260
TOTAL SWITZERLAND		170,983,607
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	2,723,827	658,131,080
UNITED KINGDOM - 0.3%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Flutter Entertainment PLC (b)	303,672	91,787,899
Flutter Entertainment PLC (United Kingdom) (b)	231,296	70,561,505
		162,349,404
Consumer Staples - 0.0%
Tobacco - 0.0%
British American Tobacco PLC ADR	846,529	45,441,677
Financials - 0.1%
Capital Markets - 0.1%
3i Group PLC	859,259	46,951,776
Financial Services - 0.0%
Revolut Group Holdings Ltd (d)(e)	13,549	14,126,052
TOTAL FINANCIALS		61,077,828

TOTAL UNITED KINGDOM		268,868,909
UNITED STATES - 92.2%
Communication Services - 15.8%
Entertainment - 4.4%
Cinemark Holdings Inc (c)	1,376,200	36,978,494
Netflix Inc (b)	2,028,639	2,352,004,057
ROBLOX Corp Class A (b)	5,598,690	771,443,495
Spotify Technology SA (b)	379,816	237,969,917
Take-Two Interactive Software Inc (b)	472,165	105,165,310
Walt Disney Co/The	63,394	7,550,859
		3,511,112,132
Interactive Media & Services - 11.4%
Alphabet Inc Class A	19,974,515	3,833,109,429
Epic Games Inc (b)(d)(e)	6,131	4,701,067
Meta Platforms Inc Class A	5,685,722	4,397,564,824
Reddit Inc Class A (b)	634,102	101,830,440
Reddit Inc Class B (b)	566,705	91,007,156
Snap Inc Class A (b)(c)	72,778,698	686,303,122
		9,114,516,038
Media - 0.0%
MNTN Inc (f)	524,265	14,763,302
TOTAL COMMUNICATION SERVICES		12,640,391,472

Consumer Discretionary - 16.7%
Automobiles - 1.4%
Neutron Holdings Inc (b)(d)(e)	7,152,433	497,094
Rad Power Bikes Inc (b)(d)(e)	928,091	46,404
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	980,651	88,259
Rivian Automotive Inc Class A (b)(c)	4,947,260	63,671,236
Tesla Inc (b)	3,447,158	1,062,655,397
		1,126,958,390
Broadline Retail - 8.6%
Amazon.com Inc (b)	29,262,286	6,850,593,775
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions Inc (b)	192,288	21,747,772
Hotels, Restaurants & Leisure - 1.8%
BJ's Restaurants Inc (b)	195,000	6,908,850
Brinker International Inc (b)	562,962	88,722,811
Cava Group Inc (b)(c)	441,547	38,860,551
Chipotle Mexican Grill Inc (b)	7,330,408	314,327,896
DoorDash Inc Class A (b)	303,253	75,889,063
DraftKings Inc Class A (b)	4,336,183	195,301,682
Dutch Bros Inc Class A (b)(c)	313,143	18,559,986
Planet Fitness Inc Class A (b)	543,596	59,355,247
Royal Caribbean Cruises Ltd	181,368	57,651,446
Sonder Holdings Inc Stage 1 rights (b)(e)	16,222	0
Sonder Holdings Inc Stage 2 rights (b)(e)	16,221	0
Sonder Holdings Inc Stage 3 rights (b)(e)	16,222	0
Sonder Holdings Inc Stage 4 rights (b)(e)	16,221	0
Sonder Holdings Inc Stage 5 rights (b)(e)	16,221	1
Sonder Holdings Inc Stage 5 rights (b)(e)	16,221	0
Sportradar Holding AG Class A (b)	506,446	14,975,608
Starbucks Corp	5,269,577	469,835,486
Sweetgreen Inc Class A (b)(c)	2,132,944	27,472,319
Yum! Brands Inc	428,794	61,810,655
		1,429,671,601
Household Durables - 1.0%
DR Horton Inc	303,018	43,283,091
Lennar Corp Class A	210,687	23,634,868
PulteGroup Inc	359,854	40,634,714
SharkNinja Inc (b)	5,013,300	582,044,130
Somnigroup International Inc	876,985	63,476,174
Toll Brothers Inc	141,300	16,724,268
		769,797,245
Leisure Products - 0.1%
Peloton Interactive Inc Class A (b)(c)	11,938,469	85,240,669
Specialty Retail - 2.4%
Abercrombie & Fitch Co Class A (b)	792,403	76,086,536
Bath & Body Works Inc	1,516,771	43,925,688
Burlington Stores Inc (b)	187,565	51,197,742
Carvana Co Class A (b)	960,809	374,878,849
Fanatics Inc Class A (b)(d)(e)	1,938,909	118,079,558
Five Below Inc (b)	992,954	135,558,080
Home Depot Inc/The	247,934	91,118,224
Lowe's Cos Inc	1,649,897	368,867,472
O'Reilly Automotive Inc (b)	70,710	6,952,207
Restoration Hardware Inc (b)(c)(i)	1,138,122	234,020,646
TJX Cos Inc/The	2,236,466	278,507,111
Urban Outfitters Inc (b)	322,900	24,307,912
Warby Parker Inc Class A (b)	277,722	6,651,442
Wayfair Inc Class A (b)	1,632,467	107,155,134
		1,917,306,601
Textiles, Apparel & Luxury Goods - 1.4%
Capri Holdings Ltd (b)	5,565,723	101,240,501
Deckers Outdoor Corp (b)	2,736,366	290,519,978
Levi Strauss & Co Class A	562,500	11,075,625
Lululemon Athletica Inc (b)	2,040,561	409,193,698
NIKE Inc Class B	2,351,222	175,612,771
Tapestry Inc	311,900	33,694,557
Tory Burch LLC Class A (b)(d)(e)(j)	293,611	11,838,396
Under Armour Inc Class A (b)(c)	9,946,041	66,041,712
		1,099,217,238
TOTAL CONSUMER DISCRETIONARY		13,300,533,291

Consumer Staples - 1.4%
Beverages - 0.2%
Celsius Holdings Inc (b)(c)	654,965	29,696,113
Coca-Cola Co/The	2,258,767	153,347,692
		183,043,805
Consumer Staples Distribution & Retail - 0.9%
Costco Wholesale Corp	155,523	146,135,632
Dollar General Corp	893,996	93,780,180
Dollar Tree Inc (b)	1,068,491	121,327,153
Kroger Co/The	228,508	16,018,411
Walmart Inc	2,773,292	271,727,150
		648,988,526
Food Products - 0.0%
Freshpet Inc (b)(c)	577,438	39,450,564
Real Good Food Co LLC /The Class B (b)(e)	105,172	1
Real Good Food Co LLC /The Class B unit (b)(g)	105,172	10,517
		39,461,082
Tobacco - 0.3%
JUUL Labs Inc Class A (b)(d)(e)	29,210,272	40,018,073
JUUL Labs Inc Class B (b)(d)(e)	6,625	9,076
Philip Morris International Inc	1,348,513	221,223,558
		261,250,707
TOTAL CONSUMER STAPLES		1,132,744,120

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cheniere Energy Inc	99,402	23,446,943
Financials - 3.7%
Capital Markets - 1.7%
Ares Management Corp Class A	536,855	99,602,708
Blue Owl Capital Inc Class A	6,790,341	131,393,098
Charles Schwab Corp/The	1,094,996	107,013,959
Coinbase Global Inc Class A (b)	137,000	51,753,120
Galaxy Digital Inc Class A (c)	743,360	21,122,574
Goldman Sachs Group Inc/The	363,985	263,375,907
KKR & Co Inc Class A	805,741	118,105,516
Moody's Corp	196,254	101,214,075
Morgan Stanley	833,320	118,714,767
Robinhood Markets Inc Class A (b)	2,999,107	309,057,977
		1,321,353,701
Consumer Finance - 0.0%
American Express Co	120,104	35,948,328
Financial Services - 2.0%
Affirm Holdings Inc Class A (b)	2,695,598	184,810,199
Apollo Global Management Inc	1,094,639	159,072,939
Mastercard Inc Class A	1,528,363	865,771,789
Mr Cooper Group Inc (b)	11,234	1,749,358
Rocket Cos Inc Class A (c)	1,881,084	27,783,611
Toast Inc Class A (b)	1,620,083	79,124,854
Visa Inc Class A	743,749	256,942,967
		1,575,255,717
Insurance - 0.0%
Slide Insurance Holdings Inc	591,600	11,122,080
TOTAL FINANCIALS		2,943,679,826

Health Care - 4.8%
Biotechnology - 1.0%
AbbVie Inc	634,187	119,874,027
Alnylam Pharmaceuticals Inc (b)	388,756	152,485,654
Apogee Therapeutics Inc (b)	307,324	11,758,216
Arcellx Inc (b)	87,461	6,243,841
Avidity Biosciences Inc (b)	218,741	8,029,982
Caris Life Sciences Inc (b)	132,300	3,714,984
Cibus Inc Class A (b)	153,600	227,328
Gilead Sciences Inc	3,438,777	386,140,270
Janux Therapeutics Inc (b)	232,662	5,587,378
Legend Biotech Corp ADR (b)	488,003	19,066,277
Moderna Inc (b)	918,488	27,150,505
MoonLake Immunotherapeutics Class A (b)	393,978	19,872,250
Natera Inc (b)	104,802	14,007,835
Scholar Rock Holding Corp (b)	413,385	15,315,914
Soleno Therapeutics Inc (b)	213,900	18,495,933
Viking Therapeutics Inc (b)	603,379	19,652,054
		827,622,448
Health Care Equipment & Supplies - 1.2%
Blink Health LLC Class A1 (b)(d)(e)	63,681	2,317,351
Boston Scientific Corp (b)	6,519,721	684,049,127
GE HealthCare Technologies Inc	102,011	7,275,425
Glaukos Corp (b)	173,074	14,899,941
Insulet Corp (b)	362,107	104,431,659
Kestra Medical Technologies Ltd	436,803	7,207,249
Stryker Corp	280,948	110,336,708
		930,517,460
Health Care Providers & Services - 0.4%
Cardinal Health Inc	745,400	115,700,988
Cencora Inc	251,364	71,910,213
McKesson Corp	165,443	114,741,338
		302,352,539
Health Care Technology - 0.1%
Claritev Corp warrants (b)	138,859	1
Veeva Systems Inc Class A (b)	138,070	39,239,494
Waystar Holding Corp (b)	898,016	33,208,632
		72,448,127
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific Inc	70,900	33,158,512
Veterinary Emergency Group (b)(d)(e)(j)	524,494	42,305,686
		75,464,198
Pharmaceuticals - 2.0%
Eli Lilly & Co	2,163,896	1,601,434,513
Structure Therapeutics Inc ADR (b)	315,266	5,611,735
		1,607,046,248
TOTAL HEALTH CARE		3,815,451,020

Industrials - 4.8%
Aerospace & Defense - 2.4%
Anduril Industries Inc Class B (d)(e)	27,087	1,107,317
Anduril Industries Inc Class C (d)(e)	13	531
Axon Enterprise Inc (b)	250,472	189,229,091
Boeing Co (b)	2,223,671	493,299,175
GE Aerospace	989,987	268,365,676
Howmet Aerospace Inc	1,195,667	214,945,057
Relativity Space Inc (b)(e)	34,452	36,518
Space Exploration Technologies Corp (b)(d)(e)	3,006,587	637,396,444
Space Exploration Technologies Corp Class C (b)(d)(e)	104,067	22,062,204
StandardAero Inc	191,307	5,461,815
		1,831,903,828
Building Products - 0.1%
Builders FirstSource Inc (b)	390,687	49,668,038
Carrier Global Corp	230,100	15,789,462
Lennox International Inc	12,600	7,673,400
Trex Co Inc (b)(c)	365,912	23,506,187
		96,637,087
Construction & Engineering - 0.0%
Comfort Systems USA Inc	43,500	30,593,550
Fluor Corp (b)	140,900	7,998,893
		38,592,443
Electrical Equipment - 0.5%
Emerson Electric Co	174,000	25,318,740
GE Vernova Inc	542,709	358,345,326
Vertiv Holdings Co Class A	141,500	20,602,400
		404,266,466
Ground Transportation - 1.0%
Knight-Swift Transportation Holdings Inc	337,500	14,343,750
Lyft Inc Class A (b)(c)	4,672,252	65,691,863
Uber Technologies Inc (b)	7,324,455	642,720,926
		722,756,539
Industrial Conglomerates - 0.0%
3M Co	133,218	19,878,790
Machinery - 0.0%
PACCAR Inc	157,000	15,505,320
RBC Bearings Inc (b)	56,175	21,758,825
		37,264,145
Passenger Airlines - 0.3%
Alaska Air Group Inc (b)	725,318	38,412,841
Delta Air Lines Inc	1,520,204	80,890,055
United Airlines Holdings Inc (b)	1,326,397	117,134,119
		236,437,015
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	210,325	46,971,882
FTAI Aviation Ltd	2,745,435	377,799,311
		424,771,193
TOTAL INDUSTRIALS		3,812,507,506

Information Technology - 43.7%
Communications Equipment - 0.1%
Lumentum Holdings Inc (b)	985,487	108,482,409
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp Class A	1,904,291	202,826,034
Coherent Corp (b)	1,186,616	127,679,882
Corning Inc	181,500	11,478,060
		341,983,976
IT Services - 1.3%
Cloudflare Inc Class A (b)	448,655	93,176,670
CoreWeave Inc Class A (f)	2,961,220	337,964,040
CoreWeave Inc Class A (e)(f)	192,249	21,941,378
IBM Corporation	113,600	28,757,840
MongoDB Inc Class A (b)	98,000	23,313,220
Snowflake Inc (b)	1,254,896	280,469,256
Twilio Inc Class A (b)	1,493,769	192,696,201
X.Ai Holdings Corp Class A (d)(e)	820,861	30,010,678
		1,008,329,283
Semiconductors & Semiconductor Equipment - 22.4%
Advanced Micro Devices Inc (b)	134,400	23,696,064
Astera Labs Inc (b)	3,118,070	426,333,711
Broadcom Inc	7,371,728	2,165,076,514
GlobalFoundries Inc (b)	3,036,908	113,549,990
Impinj Inc (b)	306,224	47,336,106
Marvell Technology Inc	17,947,840	1,442,467,901
Monolithic Power Systems Inc	641,756	456,442,537
NVIDIA Corp	73,446,195	13,063,874,705
ON Semiconductor Corp (b)	1,074,417	60,554,142
		17,799,331,670
Software - 11.8%
Applied Intuition Inc Class A (b)(d)(e)	33,762	4,601,085
AppLovin Corp Class A (b)	2,648,460	1,034,753,322
Atom Tickets LLC (b)(d)(e)(j)	1,204,239	12
Celestial AI Inc (d)(e)	44,508	756,191
Circle Internet Group Inc (f)	1,244,183	228,332,464
Crowdstrike Holdings Inc Class A (b)	139,926	63,606,162
Figma Inc (f)	253,830	29,317,365
Figma Inc Class A	193,700	22,372,350
Microsoft Corp	12,594,510	6,719,171,086
MicroStrategy Inc Class A (b)(c)	216,700	87,083,062
Monday.com Ltd (b)	175,925	46,143,368
OpenAI Global LLC rights (b)(d)(e)	29,421,124	43,249,052
OpenAI Global LLC rights (b)(d)(e)	5,849,403	5,849,403
Oracle Corp	2,151,793	546,060,510
Palantir Technologies Inc Class A (b)	1,648,806	261,088,430
Servicenow Inc (b)	326,829	308,238,966
Stripe Inc Class B (b)(d)(e)	173,600	6,162,800
Tanium Inc Class B (b)(d)(e)	554,900	5,293,746
Unity Software Inc (b)	979,100	32,662,776
Zscaler Inc (b)	28,386	8,105,906
		9,452,848,056
Technology Hardware, Storage & Peripherals - 7.7%
Apple Inc	29,548,023	6,133,283,134
Sandisk Corp/DE	285,725	12,263,317
Super Micro Computer Inc (b)(c)	518,000	30,546,460
		6,176,092,911
TOTAL INFORMATION TECHNOLOGY		34,887,068,305

Materials - 0.6%
Chemicals - 0.1%
Sherwin-Williams Co/The	154,651	51,170,923
Construction Materials - 0.3%
CRH PLC	294,492	28,109,261
James Hardie Industries PLC ADR (b)	2,331,534	60,479,992
Martin Marietta Materials Inc	118,151	67,922,647
Vulcan Materials Co	274,211	75,317,536
		231,829,436
Metals & Mining - 0.2%
Carpenter Technology Corp	643,191	160,405,403
TOTAL MATERIALS		443,405,762

Real Estate - 0.5%
Health Care REITs - 0.4%
Welltower Inc	1,987,857	328,135,555
Real Estate Management & Development - 0.1%
Zillow Group Inc Class C (b)	993,512	79,033,880
TOTAL REAL ESTATE		407,169,435

Utilities - 0.2%
Electric Utilities - 0.1%
Entergy Corp	269,500	24,370,885
NRG Energy Inc	249,875	41,779,100
		66,149,985
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp	322,956	67,349,244
TOTAL UTILITIES		133,499,229

TOTAL UNITED STATES		73,539,896,909
TOTAL COMMON STOCKS (Cost $28,066,479,419)		78,174,839,193

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Neutron Holdings Inc 4% 5/22/2027 (d)(e)	2,432,800	7,693,973
Neutron Holdings Inc 4% 6/12/2027 (d)(e)	647,200	2,046,835
Neutron Holdings Inc 8% 10/29/2026 (d)(e)(k)	23,930,515	32,492,853
		42,233,661
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2199 (d)(e)	187,681	131,808
TOTAL UNITED STATES		42,365,469
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $27,198,196)		42,365,469

Convertible Preferred Stocks - 1.9%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Taalas Inc Series B (d)(e)	164,500	9,065,595
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(d)(e)	293,038	68,749,645
ESTONIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Bolt Technology OU Series E (b)(d)(e)	170,267	36,242,459
FINLAND - 0.1%
Health Care - 0.1%
Health Care Technology - 0.1%
Oura Health Oy Series D (d)(e)	913,194	40,573,209
INDIA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho Series D-2 (d)(e)	11,962,020	17,584,169
Meesho Series E (d)(e)	1,992,540	2,929,034
Meesho Series E-1 (d)(e)	2,397,060	3,523,678
Meesho Series F (d)(e)	35,247,425	51,813,715
		75,850,596
Information Technology - 0.0%
Software - 0.0%
Pine Labs Ltd/India Series 1 (d)(e)	3,012,708	10,824,937
Pine Labs Ltd/India Series A (d)(e)	752,891	2,705,207
Pine Labs Ltd/India Series B (d)(e)	819,023	2,942,825
Pine Labs Ltd/India Series B2 (d)(e)	662,468	2,380,309
Pine Labs Ltd/India Series C (d)(e)	1,232,350	4,427,947
Pine Labs Ltd/India Series C1 (d)(e)	259,569	932,655
Pine Labs Ltd/India Series D (d)(e)	277,628	997,543
		25,211,423
TOTAL INDIA		101,062,019
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd Series F (d)(e)	14,138	556,472
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series A (d)(e)	932,003	7,362,824
Element Labs Inc Series B (d)(e)	674,000	5,910,980
		13,273,804
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(d)(e)	1,192,000	1,537,680
Xsight Labs Ltd Series F (d)(e)	2,378,372	10,012,946
		11,550,626
TOTAL ISRAEL		25,380,902
UNITED STATES - 1.6%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Neutron Holdings Inc Series 1C (b)(d)(e)	50,654,200	3,520,467
Neutron Holdings Inc Series 1D (b)(d)(e)	85,315,542	5,929,430
Rad Power Bikes Inc Series A (b)(d)(e)	120,997	6,050
Rad Power Bikes Inc Series C (b)(d)(e)	476,111	42,850
Rad Power Bikes Inc Series D (b)(d)(e)	867,000	121,380
Waymo LLC Series A2 (b)(d)(e)	81,316	5,930,376
Waymo LLC Series C2 (d)(e)	149,427	12,646,007
		28,196,560
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	6,100	1,512,312
TOTAL CONSUMER DISCRETIONARY		29,708,872

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	166,200	6,232,500
GoBrands Inc Series H (b)(d)(e)	104,029	4,999,634
		11,232,134
Food Products - 0.0%
AgBiome LLC Series C (b)(d)(e)	1,091,300	10
Tobacco - 0.0%
JUUL Labs Inc Series C (b)(d)(e)	2,570,575	3,521,688
JUUL Labs Inc Series D (b)(d)(e)	13,822	18,936
JUUL Labs Inc Series E (b)(d)(e)	14,959	20,494
		3,561,118
TOTAL CONSUMER STAPLES		14,793,262

Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (b)(d)(e)	363,100	4,778,396
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	150,460	11,161,123
Tenstorrent Holdings Inc Series D1 (b)(d)(e)	112,771	8,861,545
Tenstorrent Holdings Inc Series D2 (b)(d)(e)	47,443	3,597,603
		28,398,667
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series B (b)(d)(e)	3,301	648,910
Castle Creek Biosciences Inc Series D2 (b)(d)(e)	5,347	990,639
Neurona Therapeutics Inc Series F (d)(e)	1,902,800	3,919,768
		5,559,317
Health Care Equipment & Supplies - 0.0%
Blink Health LLC Series C (b)(d)(e)	170,685	6,211,227
Blink Health LLC Series D (b)(d)(e)	38,410	1,397,740
		7,608,967
TOTAL HEALTH CARE		13,168,284

Industrials - 0.7%
Aerospace & Defense - 0.7%
ABL Space Systems Co Series A10 (d)(e)	789,444	331,567
ABL Space Systems Co Series A8 (d)(e)	306,520	128,738
ABL Space Systems Co Series A9 (d)(e)	158,338	66,502
Anduril Industries Inc Series F (d)(e)	544,932	22,276,820
Anduril Industries Inc Series G (d)(e)	254,700	10,412,136
Space Exploration Technologies Corp Series G (b)(d)(e)	98,074	207,916,880
Space Exploration Technologies Corp Series H (b)(d)(e)	25,767	54,626,040
Space Exploration Technologies Corp Series J (b)(d)(e)	5,376	11,397,120
Space Exploration Technologies Corp Series N (b)(d)(e)	79,406	168,340,720
		475,496,523
Air Freight & Logistics - 0.0%
Zipline International Inc Series G (b)(d)(e)	281,500	11,642,840
Construction & Engineering - 0.0%
Beta Technologies Inc Series A (b)(d)(e)	101,010	11,562,615
Beta Technologies Inc Series C, 6% (d)(e)	25,529	3,044,078
		14,606,693
Electrical Equipment - 0.0%
Empower Semiconductor Inc Series D (d)(e)	1,263,700	10,122,237
TOTAL INDUSTRIALS		511,868,293

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (b)(d)(e)	771,513	2,777,447
Enevate Corp Series E (b)(d)(e)	12,084,432	3,746,174
Frore Systems Inc Series C (b)(d)(e)	366,694	5,977,112
Menlo Microsystems Inc Series C (b)(d)(e)	4,680,700	2,574,384
		15,075,117
IT Services - 0.2%
Gupshup Inc (b)(d)(e)	709,497	3,355,921
X.Ai Holdings Corp Series B (d)(e)	3,688,585	134,854,668
X.Ai Holdings Corp Series C (d)(e)	674,457	24,658,148
Yanka Industries Inc Series F (b)(d)(e)	508,854	2,188,072
		165,056,809
Semiconductors & Semiconductor Equipment - 0.1%
Alif Semiconductor Series C (b)(d)(e)	391,847	10,356,516
Alif Semiconductor Series D (d)(e)	217,800	6,126,714
Danger Devices Inc Series B (d)(e)	4,462,000	4,015,800
Retym Inc Series C (b)(d)(e)	810,037	8,448,686
Retym Inc Series D (d)(e)	194,389	2,136,335
SiMa Technologies Inc Series B (b)(d)(e)	2,821,200	17,576,077
SiMa Technologies Inc Series B1 (b)(d)(e)	188,978	1,379,539
		50,039,667
Software - 0.4%
Algolia Inc Series D (b)(d)(e)	276,495	5,391,652
Anthropic PBC Series D (b)(d)(e)	393,051	60,588,812
Anthropic PBC Series E (d)(e)	39,600	5,840,604
Applied Intuition Inc Series A2 (b)(d)(e)	43,948	5,989,233
Applied Intuition Inc Series B2 (b)(d)(e)	21,192	2,888,046
Celestial AI Inc Series A (d)(e)	283,807	4,821,881
Celestial AI Inc Series B (d)(e)	213,558	3,628,350
Celestial AI Inc Series C1 (d)(e)	855,468	14,534,402
Crusoe Energy Systems LLC Series D (d)(e)	300,371	9,149,301
Databricks Inc Series G (b)(d)(e)	437,958	50,995,830
Databricks Inc Series H (b)(d)(e)	273,924	31,895,711
Databricks Inc Series I (b)(d)(e)	6,675	777,236
Databricks Inc Series J (d)(e)	190,149	22,140,950
Dataminr Inc Series D, 8% (b)(d)(e)	277,250	2,966,574
Lyte Ai Inc Series B (d)(e)	692,307	7,829,992
MOLOCO Inc Series A (b)(d)(e)	103,822	7,320,489
Nuro Inc/CA Series E (d)(e)	465,136	5,953,741
Runway AI Inc Series D (d)(e)	540,130	6,778,632
Skyryse Inc Series B (b)(d)(e)	560,000	14,705,600
Stripe Inc Series H (b)(d)(e)	73,100	2,595,050
Stripe Inc Series I (b)(d)(e)	1,129,819	40,108,575
		306,900,661
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc Series C1 (b)(d)(e)	372,617	24,667,245
Lightmatter Inc Series C2 (b)(d)(e)	58,528	3,944,787
Lightmatter Inc Series D (d)(e)	363,511	29,604,336
		58,216,368
TOTAL INFORMATION TECHNOLOGY		595,288,622

Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(d)(e)	2,271,329	59,917,659
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (b)(d)(e)	341,408	10,412,944
Redwood Materials Series D (b)(d)(e)	97,832	2,983,876
		13,396,820
TOTAL UNITED STATES		1,266,540,479
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,004,619,390)		1,547,614,308

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences Inc Series A4 (b)(d)(e) (Cost $9,830,736)	29,758	6,064,085

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2025 (d)(e)	980,651	586,200
Health Care - 0.0%
Health Care Technology - 0.0%
HeartFlow Inc 0% (d)(e)(l)	6,999,700	7,833,364
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (d)(e)(l)	671,584	354,372
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (d)(e)	3,073,600	3,606,017
SiMa Technologies Inc 7.5% 12/31/2027 (d)(e)	2,189,200	2,195,129
		5,801,146
Software - 0.0%
Skyryse Inc 0% 2/5/2027 (d)(e)	1,324,031	1,746,927
TOTAL INFORMATION TECHNOLOGY		7,902,445

TOTAL UNITED STATES		16,322,009
TOTAL PREFERRED SECURITIES (Cost $15,238,766)		16,322,009

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.33	15,394,878	15,397,957
Fidelity Securities Lending Cash Central Fund (m)(n)	4.33	289,867,208	289,896,195
TOTAL MONEY MARKET FUNDS (Cost $305,294,152)			305,294,152

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $29,428,660,659)	80,092,499,216
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(314,877,111)
NET ASSETS - 100.0%	79,777,622,105

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,658,938,159 or 3.3% of net assets.

(e)	Level 3 security
(f)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $651,929,432 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,710,429 or 0.1% of net assets.

(h)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $73,668,889 or 0.1% of net assets.

(i)	Affiliated company
(j)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(k)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Co Series A10	12/14/23	1,348,925

ABL Space Systems Co Series A8	3/24/21	12,165,467

ABL Space Systems Co Series A9	10/22/21	9,626,140

AgBiome LLC Series C	6/29/18	6,911,967

Akeana Series C	1/23/24	4,633,446

Algolia Inc Series D	7/23/21	8,086,110

Alif Semiconductor Series C	3/08/22	7,953,922

Alif Semiconductor Series D	4/11/25	5,884,324

Anduril Industries Inc Class B	6/16/25	1,107,392

Anduril Industries Inc Class C	6/16/25	531

Anduril Industries Inc Series F	8/07/24	11,844,969

Anduril Industries Inc Series G	4/17/25	10,412,849

Ant International Co Ltd Class C	5/16/18	12,251,284

Anthropic PBC Series D	5/31/24	11,793,299

Anthropic PBC Series E	2/14/25	2,221,025

Applied Intuition Inc Class A	7/02/24	2,015,419

Applied Intuition Inc Series A2	7/02/24	2,623,471

Applied Intuition Inc Series B2	7/02/24	1,265,054

Atom Tickets LLC	8/15/17	7,000,000

Beta Technologies Inc Series A	4/09/21	7,401,003

Beta Technologies Inc Series C, 6%	10/24/24	2,922,305

Blink Health LLC Class A1	12/30/20 - 6/17/24	1,806,910

Blink Health LLC Series C	11/07/19 - 7/14/21	6,516,071

Blink Health LLC Series D	6/17/24 - 6/25/24	1,613,220

Bolt Technology OU Series E	1/03/22	44,234,771

ByteDance Ltd Series E1	11/18/20	32,109,399

Castle Creek Biosciences Inc Series A4	9/29/16	9,830,736

Castle Creek Biosciences Inc Series B	10/09/18	1,359,517

Castle Creek Biosciences Inc Series D2	6/28/21	916,700

Celestial AI Inc	2/25/25	659,417

Celestial AI Inc Series A	2/25/25	4,204,799

Celestial AI Inc Series B	2/25/25	3,164,011

Celestial AI Inc Series C1	2/25/25	14,910,978

Cellink Corp Series D	1/20/22	16,065,910

Crusoe Energy Systems LLC Series D	12/10/24	8,762,375

Danger Devices Inc Series B	3/05/25	4,018,031

Databricks Inc Series G	2/01/21	25,893,230

Databricks Inc Series H	8/31/21	20,129,068

Databricks Inc Series I	9/14/23	490,613

Databricks Inc Series J	12/17/24	17,588,783

Dataminr Inc Series D, 8%	3/06/15	3,534,938

Diamond Foundry Inc Series C	3/15/21	54,511,896

Discord Inc Series I	9/15/21	3,358,809

Element Labs Inc Series A	2/11/25	3,437,784

Element Labs Inc Series B	6/27/25	5,916,979

Empower Semiconductor Inc Series D	6/27/25	10,142,203

Enevate Corp 10% 5/12/2199	11/12/24	187,681

Enevate Corp 6%	11/02/23 - 10/31/24	671,584

Enevate Corp Series E	1/29/21	13,397,828

Epic Games Inc	7/30/20	3,525,325

Fanatics Inc Class A	8/13/20 - 10/24/22	78,989,836

Frore Systems Inc Series C	5/10/24	5,892,919

GoBrands Inc Series G	3/02/21	41,503,015

GoBrands Inc Series H	7/22/21	40,414,287

Gupshup Inc	6/08/21	16,222,791

HeartFlow Inc 0%	3/26/25	6,999,700

JUUL Labs Inc Class A	12/20/17 - 2/23/24	30,079,410

JUUL Labs Inc Class B	11/21/17	0

JUUL Labs Inc Series C	5/22/15 - 7/06/18	0

JUUL Labs Inc Series D	6/25/18 - 7/06/18	0

JUUL Labs Inc Series E	12/20/17	320,665

Lenskart Solutions Pvt Ltd	6/04/25	27,871,127

Lightmatter Inc Series C1	5/19/23	6,132,083

Lightmatter Inc Series C2	12/18/23	1,521,833

Lightmatter Inc Series D	10/11/24	29,164,669

Lyte Ai Inc Series B	8/13/24	8,782,676

Meesho Series D-2	6/17/25	11,164,552

Meesho Series E	6/17/25	1,859,704

Meesho Series E-1	6/17/25	2,237,256

Meesho Series F	6/17/25	43,634,380

Menlo Microsystems Inc Series C	2/09/22	6,204,268

MOLOCO Inc Series A	6/26/23	6,229,320

Neurona Therapeutics Inc Series F	3/28/25	3,919,768

Neutron Holdings Inc	2/04/21	71,531

Neutron Holdings Inc 4% 5/22/2027	6/04/20	2,432,800

Neutron Holdings Inc 4% 6/12/2027	6/12/20	647,200

Neutron Holdings Inc 8% 10/29/2026	10/29/21 - 4/27/25	23,930,515

Neutron Holdings Inc Series 1C	7/03/18	9,261,614

Neutron Holdings Inc Series 1D	1/25/19	20,689,019

Nuro Inc/CA Series E	4/01/25	5,950,713

OpenAI Global LLC rights	9/30/24	29,421,124

OpenAI Global LLC rights	4/11/25	5,849,403

Oura Health Oy Series D	12/18/24	23,459,954

Pine Labs Ltd/India	6/30/21	3,696,224

Pine Labs Ltd/India Series 1	6/30/21	8,833,117

Pine Labs Ltd/India Series A	6/30/21	2,207,767

Pine Labs Ltd/India Series B	6/30/21	2,401,655

Pine Labs Ltd/India Series B2	6/30/21	1,942,664

Pine Labs Ltd/India Series C	6/30/21	3,613,450

Pine Labs Ltd/India Series C1	6/30/21	761,443

Pine Labs Ltd/India Series D	6/30/21	814,390

Rad Power Bikes Inc	1/21/21	4,476,962

Rad Power Bikes Inc 8% 12/31/2025	10/06/23	980,651

Rad Power Bikes Inc Series A	1/21/21	583,670

Rad Power Bikes Inc Series C	1/21/21	2,296,683

Rad Power Bikes Inc Series D	9/17/21	8,309,155

Rad Power Bikes Inc warrants 10/6/2033	10/06/23	1

Rapyd Financial Network 2016 Ltd	3/30/21	14,999,992

Rapyd Financial Network 2016 Ltd Series F	3/06/25	618,931

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/06/25	0

Redwood Materials Series C	5/28/21	16,183,924

Redwood Materials Series D	6/02/23	4,670,095

Retym Inc Series C	5/17/23 - 6/20/23	6,303,546

Retym Inc Series D	1/29/25	2,057,996

Revolut Group Holdings Ltd	12/27/24	11,784,207

Runway AI Inc Series D	9/06/24	5,855,969

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 7/05/25	3,073,600

SiMa Technologies Inc 7.5% 12/31/2027	7/18/25	2,189,200

SiMa Technologies Inc Series B	5/10/21	14,465,421

SiMa Technologies Inc Series B1	4/25/22	1,340,024

Skyryse Inc 0% 2/5/2027	8/13/24	1,324,031

Skyryse Inc Series B	10/21/21	13,820,783

Space Exploration Technologies Corp	10/16/15 - 12/09/24	60,518,403

Space Exploration Technologies Corp Class C	9/11/17 - 12/09/24	11,127,463

Space Exploration Technologies Corp Series G	1/20/15 - 9/07/23	8,180,646

Space Exploration Technologies Corp Series H	8/04/17	3,478,545

Space Exploration Technologies Corp Series J	9/07/23	4,354,560

Space Exploration Technologies Corp Series N	8/04/20	21,439,620

Stripe Inc Class B	5/18/21	6,966,287

Stripe Inc Series H	3/15/21	2,933,138

Stripe Inc Series I	3/20/23 - 5/12/23	22,747,934

Taalas Inc Series B	2/19/25	9,033,254

Tanium Inc Class B	4/21/17	2,754,690

Tenstorrent Holdings Inc Series C1	4/23/21	8,945,545

Tenstorrent Holdings Inc Series D1	7/16/24 - 1/15/25	8,889,338

Tenstorrent Holdings Inc Series D2	7/17/24	3,604,719

Tory Burch LLC Class A	5/14/15	20,890,423

Veterinary Emergency Group	9/16/21 - 3/17/22	21,635,527

Waymo LLC Series A2	5/08/20	6,982,377

Waymo LLC Series C2	10/18/24	11,685,386

X.Ai Holdings Corp Class A	10/25/22 - 7/18/25	29,717,656

X.Ai Holdings Corp Series B	5/13/24	44,152,362

X.Ai Holdings Corp Series C	11/22/24	14,601,994

Xsight Labs Ltd Series D	2/16/21	9,531,232

Xsight Labs Ltd Series F	1/11/24 - 12/30/24	11,011,865

Yanka Industries Inc Series F	4/08/21	16,220,637

Zipline International Inc Series G	6/07/24	11,807,883

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Aditya Birla Fashion and Retail Ltd	9/15/2025

Circle Internet Group Inc	12/2/2025

CoreWeave Inc Class A	8/14/2025

CoreWeave Inc Class A	9/24/2025

Figma Inc	1/27/2026

MNTN Inc	11/18/2025

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	34,919,537	3,154,345,836	3,173,867,416	2,233,443	-	-	15,397,957	15,394,878	0.0%
Fidelity Securities Lending Cash Central Fund	200,820,844	2,451,362,738	2,362,287,387	4,320,822	-	-	289,896,195	289,867,208	1.1%
Total	235,740,381	5,605,708,574	5,536,154,803	6,554,265	-	-	305,294,152

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Consolidated Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Real Good Food Co LLC /The Class B	13	-	-	-	-	(12)	-	-
Real Good Food Co LLC /The Class B unit	643,657	-	-	-	-	(633,140)	-	-
Restoration Hardware Inc	296,338,476	29,808,840	-	-	-	(92,126,670)	234,020,646	1,138,122
Warby Parker Inc Class A	88,773,876	5,919,055	100,443,967	-	(49,785,554)	62,188,032	-	-
Total	385,756,022	35,727,895	100,443,967	-	(49,785,554)	(30,571,790)	234,020,646

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	12,980,788,120	12,635,690,405	340,396,648	4,701,067
Consumer Discretionary	14,412,658,562	14,042,781,499	202,281,821	167,595,242
Consumer Staples	1,211,314,031	1,138,158,647	33,128,234	40,027,150
Energy	293,571,081	87,539,110	206,031,971	-
Financials	3,302,830,305	3,066,696,563	207,526,801	28,606,941
Health Care	3,969,522,414	3,924,899,376	1	44,623,037
Industrials	3,871,723,161	3,151,904,493	59,215,654	660,603,014
Information Technology	37,014,603,739	36,891,232,493	-	123,371,246
Materials	577,159,116	543,708,346	33,450,770	-
Real Estate	407,169,435	407,169,435	-	-
Utilities	133,499,229	133,499,229	-	-

Convertible Corporate Bonds
Consumer Discretionary	42,233,661	-	-	42,233,661
Information Technology	131,808	-	-	131,808

Convertible Preferred Stocks
Communication Services	68,749,645	-	-	68,749,645
Consumer Discretionary	105,559,468	-	-	105,559,468
Consumer Staples	14,793,262	-	-	14,793,262
Financials	28,955,139	-	-	28,955,139
Health Care	53,741,493	-	-	53,741,493
Industrials	525,142,097	-	-	525,142,097
Information Technology	677,358,725	-	-	677,358,725
Materials	59,917,659	-	-	59,917,659
Utilities	13,396,820	-	-	13,396,820

Non-Convertible Preferred Stocks
Health Care	6,064,085	-	-	6,064,085

Preferred Securities
Consumer Discretionary	586,200	-	-	586,200
Health Care	7,833,364	-	-	7,833,364
Information Technology	7,902,445	-	-	7,902,445

Money Market Funds	305,294,152	305,294,152	-	-
Total Investments in Securities:	80,092,499,216	76,328,573,748	1,082,031,900	2,681,893,568
The following is a reconciliation of consolidated Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2025 ($)
Common Stocks	733,238,134	(31,615,558)	306,732,159	156,487,111	(95,314,149)	-	-	-	1,069,527,697	347,976,996
Convertible Preferred Stocks	891,038,684	-	503,759,782	379,147,487	(226,331,645)	-	-	-	1,547,614,308	469,934,298
Non-Convertible Preferred Stocks	6,710,131	-	(646,046)	-	-	-	-	-	6,064,085	(646,046)
Convertible Corporate Bonds	26,330,691	-	14,256,104	1,778,674	-	-	-	-	42,365,469	14,256,104
Preferred Securities	4,969,774	-	522,433	10,829,802	-	-	-	-	16,322,009	522,433

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's consolidated Statement of Operations.

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
As of July 31, 2025
Assets
Investment in securities, at value (including securities loaned of $278,040,905) - See accompanying schedule:
Unaffiliated issuers (cost $28,926,708,962)	$79,553,184,418
Fidelity Central Funds (cost $305,294,152)	305,294,152
Other affiliated issuers (cost $196,657,545)	234,020,646

Total Investment in Securities (cost $29,428,660,659)		$80,092,499,216
Cash		813,720
Restricted cash		279,384
Foreign currency held at value (cost $1,727,851)		1,704,458
Receivable for investments sold		163,049,378
Receivable for fund shares sold		38,541,082
Dividends receivable		9,806,541
Interest receivable		1,149,831
Distributions receivable from Fidelity Central Funds		215,400
Prepaid expenses		13,114
Other receivables		1,945,488
Total assets		80,310,017,612
Liabilities
Payable for investments purchased	$106,245,998
Payable for fund shares redeemed	47,008,032
Accrued management fee	46,918,972
Distribution and service plan fees payable	14,112
Deferred taxes	41,032,527
Other payables and accrued expenses	1,317,433
Collateral on securities loaned	289,858,433
Total liabilities		532,395,507
Net Assets		$79,777,622,105
Net Assets consist of:
Paid in capital		$28,747,040,471
Total accumulated earnings (loss)		51,030,581,634
Net Assets		$79,777,622,105

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($38,766,880 ÷ 157,188 shares)(a)		$246.63
Maximum offering price per share (100/94.25 of $246.63)		$261.68
Class M :
Net Asset Value and redemption price per share ($5,260,796 ÷ 21,358 shares)(a)		$246.32
Maximum offering price per share (100/96.50 of $246.32)		$255.25
Class C :
Net Asset Value and offering price per share ($6,030,173 ÷ 24,592 shares)(a)		$245.21
Blue Chip Growth :
Net Asset Value, offering price and redemption price per share ($67,405,447,632 ÷ 272,274,847 shares)		$247.56
Class K :
Net Asset Value, offering price and redemption price per share ($6,714,259,283 ÷ 26,957,318 shares)		$249.07
Class I :
Net Asset Value, offering price and redemption price per share ($11,056,820 ÷ 44,740 shares)		$247.14
Class Z :
Net Asset Value, offering price and redemption price per share ($5,596,800,521 ÷ 22,635,200 shares)		$247.26
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Consolidated Statement of Operations
Year ended July 31, 2025
Investment Income
Dividends		$294,145,740
Interest		1,860,904
Income from Fidelity Central Funds (including $4,320,822 from security lending)		6,554,265
Total income		302,560,909
Expenses
Management fee
Basic fee	$412,228,859
Performance adjustment	6,933,597
Distribution and service plan fees	66,544
Custodian fees and expenses	829,184
Independent trustees' fees and expenses	279,306
Registration fees	867,332
Audit fees	161,609
Legal	73,462
Interest	526,578
Miscellaneous	240,383
Total expenses before reductions	422,206,854
Expense reductions	(79,287)
Total expenses after reductions		422,127,567
Net Investment income (loss)		(119,566,658)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	1,685,576,801
Redemptions in-kind	242,747,794
Affiliated issuers	(49,785,554)
Foreign currency transactions	(2,163,519)
Written options	1,838,603
Total net realized gain (loss)		1,878,214,125
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $9,164,670)	13,644,549,174
Affiliated issuers	(30,571,790)
Unfunded commitments	(72,442)
Assets and liabilities in foreign currencies	117,355
Written options	2,628,801
Total change in net unrealized appreciation (depreciation)		13,616,651,098
Net gain (loss)		15,494,865,223
Net increase (decrease) in net assets resulting from operations		$15,375,298,565
Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2025	Year ended July 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(119,566,658)	$(12,959,514)
Net realized gain (loss)	1,878,214,125	4,704,479,199
Change in net unrealized appreciation (depreciation)	13,616,651,098	10,404,473,087
Net increase (decrease) in net assets resulting from operations	15,375,298,565	15,095,992,772
Distributions to shareholders	(4,175,320,825)	(486,357,262)

Share transactions - net increase (decrease)	3,337,051,589	886,065,068
Total increase (decrease) in net assets	14,537,029,329	15,495,700,578

Net Assets
Beginning of period	65,240,592,776	49,744,892,198
End of period	$79,777,622,105	$65,240,592,776

Consolidated Financial Highlights
Fidelity Advisor® Blue Chip Growth Fund Class A

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(1.00)
Net realized and unrealized gain (loss)	38.43
Total from investment operations	37.43
Distributions from net investment income	(.40) D
Distributions from net realized gain	(1.92) D
Total distributions	(2.32)
Net asset value, end of period	$246.63
Total Return E,F,G	17.77%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.97% J,K
Expenses net of fee waivers, if any	.97 % J,K
Expenses net of all reductions, if any	.97% J,K
Net investment income (loss)	(.56)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$38,767
Portfolio turnover rate L,M	34%

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Blue Chip Growth Fund Class M

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(1.41)
Net realized and unrealized gain (loss)	38.36
Total from investment operations	36.95
Distributions from net investment income	(.23) D
Distributions from net realized gain	(1.92) D
Total distributions	(2.15)
Net asset value, end of period	$246.32
Total Return E,F,G	17.54%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.21% J,K
Expenses net of fee waivers, if any	1.21 % J,K
Expenses net of all reductions, if any	1.21% J,K
Net investment income (loss)	(.79)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$5,261
Portfolio turnover rate L,M	34%

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Blue Chip Growth Fund Class C

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(2.35)
Net realized and unrealized gain (loss)	38.28
Total from investment operations	35.93
Distributions from net investment income	(.32) D
Distributions from net realized gain	(1.92) D
Total distributions	(2.24)
Net asset value, end of period	$245.21
Total Return E,F,G	17.05%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.72% J,K
Expenses net of fee waivers, if any	1.72 % J,K
Expenses net of all reductions, if any	1.72% J,K
Net investment income (loss)	(1.32)% J,K
Supplemental Data
Net assets, end of period (000 omitted)	$6,030
Portfolio turnover rate L,M	34%

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAudit fees are not annualized.
LPortfolio turnover rate excludes securities received or delivered in-kind.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Blue Chip Growth Fund

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$213.10	$164.62	$132.94	$187.79	$138.12
Income from Investment Operations
Net investment income (loss) A,B	(.38)	(.06)	(.13)	(.50)	(.73)
Net realized and unrealized gain (loss)	48.35	50.16	32.45	(38.32)	60.84
Total from investment operations	47.97	50.10	32.32	(38.82)	60.11
Distributions from net investment income	(.51) C	-	-	-	-
Distributions from net realized gain	(13.00) C	(1.62)	(.64)	(16.03)	(10.44)
Total distributions	(13.51)	(1.62)	(.64)	(16.03)	(10.44)
Net asset value, end of period	$247.56	$213.10	$164.62	$132.94	$187.79
Total Return D	23.78%	30.74%	24.43%	(22.85)%	45.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.61%	.50%	.69%	.76%	.79%
Expenses net of fee waivers, if any	.61%	.49%	.68%	.76%	.79%
Expenses net of all reductions, if any	.61%	.49%	.68%	.76%	.78%
Net investment income (loss)	(.17)%	(.03)%	(.10)%	(.31)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$67,405,448	$59,681,817	$45,272,122	$36,726,496	$48,318,328
Portfolio turnover rate G,H	34%	22%	19%	34%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Blue Chip Growth Fund Class K

Years ended July 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$214.37	$165.45	$133.48	$188.45	$138.50
Income from Investment Operations
Net investment income (loss) A,B	(.23)	.10	(.01)	(.37)	(.60)
Net realized and unrealized gain (loss)	48.64	50.44	32.62	(38.45)	61.04
Total from investment operations	48.41	50.54	32.61	(38.82)	60.44
Distributions from net investment income	(.71) C	-	-	-	-
Distributions from net realized gain	(13.00) C	(1.62)	(.64)	(16.15)	(10.49)
Total distributions	(13.71)	(1.62)	(.64)	(16.15)	(10.49)
Net asset value, end of period	$249.07	$214.37	$165.45	$133.48	$188.45
Total Return D	23.87%	30.85%	24.55%	(22.78)%	45.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.54%	.42%	.59%	.68%	.71%
Expenses net of fee waivers, if any	.54%	.41%	.59%	.68%	.71%
Expenses net of all reductions, if any	.54%	.41%	.59%	.68%	.70%
Net investment income (loss)	(.11)%	.05%	(.01)%	(.23)%	(.36)%
Supplemental Data
Net assets, end of period (000 omitted)	$6,714,259	$5,558,776	$4,472,770	$4,380,450	$8,634,939
Portfolio turnover rate G,H	34%	22%	19%	34%	41%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GPortfolio turnover rate excludes securities received or delivered in-kind.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Blue Chip Growth Fund Class I

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(.63)
Net realized and unrealized gain (loss)	38.57
Total from investment operations	37.94
Distributions from net investment income	(.40) D
Distributions from net realized gain	(1.92) D
Total distributions	(2.32)
Net asset value, end of period	$247.14
Total Return E,F	18.01%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.72% I,J
Expenses net of fee waivers, if any	.72 % I,J
Expenses net of all reductions, if any	.72% I,J
Net investment income (loss)	(.35)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$11,057
Portfolio turnover rate K,L	34%

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Blue Chip Growth Fund Class Z

Years ended July 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$211.52
Income from Investment Operations
Net investment income (loss) B,C	(.36)
Net realized and unrealized gain (loss)	38.51
Total from investment operations	38.15
Distributions from net investment income	(.49) D
Distributions from net realized gain	(1.92) D
Total distributions	(2.41)
Net asset value, end of period	$247.26
Total Return E,F	18.12%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.61% I,J
Expenses net of fee waivers, if any	.61 % I,J
Expenses net of all reductions, if any	.61% I,J
Net investment income (loss)	(.20)% I,J
Supplemental Data
Net assets, end of period (000 omitted)	$5,596,801
Portfolio turnover rate K,L	34%

AFor the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Consolidated Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KPortfolio turnover rate excludes securities received or delivered in-kind.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Consolidated Financial Statements

For the period ended July 31, 2025

1. Organization.
Fidelity Blue Chip Growth Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund commenced sale of Class A, Class M, Class C, Class I and Class Z shares on October 8, 2024. The Fund offers Class A, Class M, Class C, Blue Chip Growth, Class K, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Consolidated Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the consolidated financial statements and consolidated financial highlights. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The Fund's Consolidated Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$1,069,527,697	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 38.2 / 11.3	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	7.3 - 35.8 / 35.3	Increase
			Enterprise value/Net income (EV/NI)	16.8	Increase
		Book value	Book value multiple	1.7	Increase
		Market approach	Transaction price	$4.63	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 80.0% / 51.0%	Increase
			Discount rate	3.8% - 4.0% / 3.9%	Increase
			Term	2.1 - 5.0 / 2.9	Increase
Convertible Corporate Bonds	$42,365,469	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.0	Increase
			Discount rate	29.2%	Decrease
			Probability rate	10.0% - 75.0% / 33.3%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
		Black scholes	Volatility	75.0% - 100.0% / 75.1%	Increase
			Discount rate	4.4% - 4.9% / 4.4%	Increase
			Term	0.4	Increase
Convertible Preferred Stocks	$1,547,614,308	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 38.2 / 16.5	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	35.8	Increase
			Enterprise value/Gross profit multiple (EV/GP)	16.5	Increase
		Market approach	Transaction price	$0.90 - $215.03 / $28.68	Increase
			Discount rate	65.0% - 80.0% / 73.9%	Decrease
			Premium rate	5.0% - 45.0% / 22.5%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	40.0% - 100.0% / 65.0%	Increase
			Discount rate	3.8% - 4.0% / 3.9%	Increase
			Term	2.0 - 5.0 / 3.1	Increase
Non-Convertible Preferred Stocks	$6,064,085	Market approach	Transaction price	$215.03	Increase
		Black scholes	Volatility	85.0%	Increase
			Discount rate	3.9%	Increase
			Term	3.0	Increase
Preferred Securities	$16,322,009	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.7 - 14.0 / 7.6	Increase
			Discount rate	15.5% - 23.1% / 21.7%	Decrease
			Probability rate	0.0% - 100.0% / 32.6%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 46.9% / 40.9%	Decrease
			Probability rate	0.0% - 50.0% / 36.2%	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Volatility	50.0% - 100.0% / 56.2%	Increase
			Discount rate	3.9% - 4.9% / 4.2%	Increase
			Term	0.1 - 2.1 / 0.8	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Consolidated Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Consolidated Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Consolidated Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Consolidated Statement of Assets and Liabilities in dividends receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Consolidated Statement of Operations in dividends. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying consolidated financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Consolidated Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Blue Chip Growth Fund	$1,090,023

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2025, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Consolidated Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in-kind, partnerships, deferred Trustee compensation and losses deferred due to wash sales, options and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$51,603,036,635
Gross unrealized depreciation	(1,237,361,661)
Net unrealized appreciation (depreciation)	$50,365,674,974
Tax Cost	$29,726,824,242

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gain	$1,631,770,188
Net unrealized appreciation (depreciation) on securities and other investments	$50,359,691,785

The Fund intends to elect to defer to its next fiscal year $811,522,559 of capital losses recognized during the period November 1, 2024 to July 31, 2025, and $107,852,436 of ordinary losses recognized during the period January 1, 2025 to July 31, 2025.

The tax character of distributions paid was as follows:

	July 31, 2025	July 31, 2024
Ordinary Income	$243,784,302	$-
Long-term Capital Gains	3,931,536,523	486,357,262
Total	$4,175,320,825	$486,357,262

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Consolidated Schedule of Investments, if applicable.

Consolidated Subsidiary. The Funds included in the table below hold certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, investments in Subsidiaries were as follows:

	Amount ($)	% of Net Assets
Fidelity Blue Chip Growth Fund	54,423,478.07

The financial statements have been consolidated to include the Subsidiary accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, any estimated tax liability for these investments is presented as "Deferred taxes" in the Consolidated Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Consolidated Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed. Any cash held by a Subsidiary is restricted as to its use and is presented as "Restricted cash" in the Consolidated Statement of Assets and Liabilities, if applicable.

Consolidated Special Purpose Vehicle. The Fund included in the table below holds private equity of Indian issuers through a wholly owned special purpose vehicle (SPV). As of period end, the investment in the SPV was as follows:

	SPV Name	Net Assets of SPV ($)	% of Fund's Net Assets
Fidelity Blue Chip Growth Fund	Fid FDI 312, LLC	110,773,085.14

The financial statements have been consolidated to include the SPV accounts where applicable. Accordingly, all inter-company transactions and balances have been eliminated.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the consolidated financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Blue Chip Growth Fund
Equity Risk
Purchased Options	(3,764,056)	(3,260,056)
Written Options	1,838,603	2,628,801
Total Equity Risk	(1,925,453)	(631,255)
Totals	(1,925,453)	(631,255)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Consolidated Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Consolidated Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Consolidated Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Consolidated Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Consolidated Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Blue Chip Growth Fund	24,283,828,798	25,168,220,567

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Consolidated Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Blue Chip Growth Fund	1,467,936	242,747,794	335,775,699

Unaffiliated Exchanges In-Kind.  Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets.
	Shares	Total Proceeds ($)
Fidelity Blue Chip Growth Fund	953,777	215,191,169

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Consolidated Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.
	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Blue Chip Growth Fund	5,683,941	939,644,350	1,176,165,653
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.67
Class M	.67
Class C	.67
Blue Chip Growth	.63
Class K	.54
Class I	.67
Class Z	.54

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.64
Class M	.64
Class C	.63
Blue Chip Growth	.59
Class K	.52
Class I	.63
Class Z	.52

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Blue Chip Growth Fund	Russell 1000 Growth Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Blue Chip Growth. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annual performance adjustment was .01%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	35,803	6,768
Class M	.25%	.25%	11,440	304
Class C	.75%	.25%	19,301	15,646
			66,544	22,718

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	75,035
Class M	4,640
Class C A	728
80,403

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Consolidated Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Blue Chip Growth Fund	535,722

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Blue Chip Growth Fund	Borrower	19,931,477	4.81%	524,558

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Blue Chip Growth Fund	1,691,003,408	1,421,117,959	216,795,242

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Blue Chip Growth Fund	33,685
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Consolidated Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity Blue Chip Growth Fund	77,752
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Consolidated Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Consolidated Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Consolidated Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Consolidated Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Blue Chip Growth Fund	455,768	13,635	-
9. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Consolidated Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Blue Chip Growth Fund	5,017,000	4.83%	2,020
10. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of class-level operating expenses as follows:

Amount ($)
Class A	5
Class M	2
Class C	-
Blue Chip Growth	72,184
Class K	6,805
Class I	1
Class Z	290
Total	79,287
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended July 31, 2025 A	Year ended July 31, 2024
Fidelity Blue Chip Growth Fund
Distributions to shareholders
Class A	$70,438	$-
Class M	17,850	-
Class C	8,569	-
Blue Chip Growth	3,816,391,104	443,550,444
Class K	355,175,421	42,806,818
Class I	7,119	-
Class Z	3,650,324	-
Total	$4,175,320,825	$486,357,262

A Distributions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2025 A	Year ended July 31, 2024	Year ended July 31, 2025 A	Year ended July 31, 2024
Fidelity Blue Chip Growth Fund
Class A
Shares sold	170,299	-	$37,757,867	$ -
Reinvestment of distributions	306	-	70,438	-
Shares redeemed	(13,417)	-	(2,916,799)	-
Net increase (decrease)	157,188	-	$34,911,506	$ -
Class M
Shares sold	25,217	-	$5,603,881	$ -
Reinvestment of distributions	78	-	17,850	-
Shares redeemed	(3,937)	-	(860,390)	-
Net increase (decrease)	21,358	-	$4,761,341	$ -
Class C
Shares sold	26,703	-	$5,932,854	$ -
Reinvestment of distributions	37	-	8,569	-
Shares redeemed	(2,148)	-	(455,391)	-
Net increase (decrease)	24,592	-	$5,486,032	$ -
Blue Chip Growth
Shares sold	49,614,739	48,330,093	$10,838,630,621	$9,118,147,077
Reinvestment of distributions	16,660,152	2,483,540	3,462,396,207	405,113,832
Shares redeemed	(74,061,675)	(45,753,585)	(16,128,727,864)	(8,460,461,064)
Net increase (decrease)	(7,786,784)	5,060,048	$(1,827,701,036)	$1,062,799,845
Class K
Shares sold	7,567,043	7,165,576	$1,653,307,661	$1,367,778,120
Reinvestment of distributions	1,697,164	261,158	355,004,226	42,794,789
Shares redeemed	(8,237,638)	(8,529,305)	(1,745,391,174)	(1,587,307,686)
Net increase (decrease)	1,026,569	(1,102,571)	$262,920,713	$(176,734,777)
Class I
Shares sold	53,000	-	$11,976,596	$ -
Reinvestment of distributions	31	-	7,119	-
Shares redeemed	(8,291)	-	(1,700,738)	-
Net increase (decrease)	44,740	-	$10,282,977	$ -
Class Z
Shares sold	22,958,409	-	$4,918,298,465	$ -
Reinvestment of distributions	13,409	-	3,088,154	-
Shares redeemed	(336,618)	-	(74,996,563)	-
Net increase (decrease)	22,635,200	-	$4,846,390,056	$ -

A Share transactions for Class A, Class M, Class C, Class I and Class Z are for the period October 8, 2024 (commencement of sale of shares) through July 31, 2025.
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Securities Fund and the Shareholders of Fidelity Blue Chip Growth Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying consolidated statement of assets and liabilities of Fidelity Blue Chip Growth Fund, and subsidiary (the "Fund"), a fund of Fidelity Securities Fund, including the consolidated schedule of investments, as of July 31, 2025, the related consolidated statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
September 11, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2025, $2,366,653,990, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 100% of the short-term capital gain dividends distributed in December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

Class A, Class M, Class C, Blue Chip Growth Fund, Class K, Class I and Class Z designate 100% of each dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class M, Class C, Blue Chip Growth Fund, Class K, Class I and Class Z designate 100% of each dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the consolidated financial statements for each Fund as part of Item 7: Consolidated Financial Statements and Consolidated Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Blue Chip Growth Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board, acting directly and through its Committees (each of which is composed of and chaired by Independent Trustees), requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its May 2025 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of the Investment Advisers' staff, such as size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's analysts have extensive resources, tools, and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, and to transmit new information and research conclusions rapidly. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by the Investment Advisers and their affiliates under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year, relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an index that has characteristics relevant to the fund's investment strategies (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its ongoing evaluation of fund investment performance, the Board gives particular attention to information indicating changes in performance of the funds over different time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, the fund has class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered the effective management fee rate for the retail class from March 2024 to September 2024, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees and any fund-paid 12b-1 fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The Board also considered information about the impact of the fund's performance adjustment.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar Categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps and without taking into account the fund's performance adjustment) of the retail class of the fund relative to funds and classes in the total peer group; (ii) gross management fee comparisons of the retail class of the fund relative to a subset of non-Fidelity funds in the total peer group that are similar in size to the fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the retail class of the fund relative to the total peer group; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of the retail class of the fund relative to the asset-sized peer group. The asset-sized peer group comparisons exclude performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the management fee of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and above the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the total peer group for the 12-month period ended September 30, 2024 and below the competitive median of the asset-sized peer group for the 12-month period ended September 30, 2024. The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the total peer group. The Board further considered that, when compared to the total expenses of its competitors, the fund ranked below its competitive medians.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period (a rolling 36-month period) exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior long-term performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.
In connection with its consideration of the fund's performance adjustment, the Board noted that the performance of the retail class is used for purposes of determining the performance adjustment. The Board noted that to the extent the performance adjustment was based on the performance of a share class with higher total annual operating expenses, the fund would be subject to a smaller positive and larger negative performance adjustment. The Board considered the appropriateness of the use of the retail class as the basis for the performance adjustment. The Board noted that the retail class is typically the largest class (reflecting the actual investment experience for the plurality of shareholders), employs a standard expense structure, and does not include fund-paid 12b-1 fees, which Fidelity believes makes it a more appropriate measurement of Fidelity's investment skill.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review, the Board concluded that the management fee of each class of the fund, including the use of the retail class as the basis for the performance adjustment, is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the recent findings of the committee.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist (i) at the asset class level determined based on the total assets of specified Fidelity funds in the same asset class as the fund, and (ii) through a discount that considers both fund size and the total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including but not limited to: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) the operation of performance fees and the rationale for implementing performance fees on certain categories of funds but not others; (iii) Fidelity's pricing philosophy compared to competitors; (iv) fund profitability methodology and data; (v) evaluation of competitive fund data and peer group classifications and fee and expense comparisons, as well as the methodology used for fee and expense comparisons; (vi) the management fee and expense structures for different funds and classes and information about the differences between various fee and expense structures; and (vii) information regarding other accounts managed by Fidelity and the funds' sub-advisory arrangements.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through May 31, 2026.

1.536058.128
BCF-ANN-0925

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2025